UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 8/31

Date of reporting period: 2/28/21

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared eight semiannual reports to shareholders for the period ended February 28, 2021. The first report applies to Emerging Markets Fund, the second report applies to the Emerging Markets Debt Fund, the third report applies to Equity Income Fund, the fourth report applies to Floating Rate Income Fund, the fifth report applies to International Small Company Fund, the sixth report applies to Multi-Asset High Income Fund, the seventh report applies to New Opportunities Fund, and the eighth report applies to Strategic Income Opportunities Fund.

Semiannual report
John Hancock
Emerging Markets Fund
International equity
February 28, 2021

A message to shareholders
Dear shareholder,
The global financial markets finished the six months ended February 28, 2021, with gains. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher.
While the U.S. has benefited from a decrease in COVID-19 infections, an influx of new jobs, and a decline in the unemployment rate, other global economies have not fared as well. Some economies may have reopened too early and many industries worldwide will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
13	Financial statements
17	Financial highlights
22	Notes to financial statements
32	More information
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The MSCI Emerging Markets Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 3-31-11. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2021 (% of net assets)
Tencent Holdings, Ltd.	4.9
Taiwan Semiconductor Manufacturing Company, Ltd.	4.8
Samsung Electronics Company, Ltd.	4.7
Alibaba Group Holding, Ltd., ADR	2.2
Ping An Insurance Group Company of China, Ltd., H Shares	1.2
China Construction Bank Corp., H Shares	1.1
Vale SA	1.1
SK Hynix, Inc.	1.1
Reliance Industries, Ltd.	0.9
Alibaba Group Holding, Ltd.	0.9
TOTAL	22.9
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

TOP 10 COUNTRIES AS OF 2/28/2021 (% of net assets)
China	28.1
Taiwan	16.2
South Korea	15.5
India	12.1
Brazil	4.8
Hong Kong	4.5
South Africa	4.1
Mexico	2.4
Thailand	2.4
Malaysia	1.9
TOTAL	92.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	24.01	10.90	1.81	18.52	67.75	19.69
Class C1	28.69	11.24	2.04	23.27	70.31	22.40
Class I1,2	30.96	12.34	2.68	24.85	78.93	30.23
Class R6[1,2]	31.00	12.46	2.77	25.01	79.90	31.41
Class NAV[2]	31.08	12.48	2.82	24.97	80.03	32.03
Index†	36.05	15.24	4.41	22.32	103.23	53.89
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.40	2.10	1.10	0.99	0.97
Net (%)	1.39	2.09	1.09	0.98	0.96
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI Emerging Markets Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI Emerging Markets Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-11	12,240	12,240	15,389
Class I1,2	2-28-11	13,023	13,023	15,389
Class R6[1,2]	2-28-11	13,141	13,141	15,389
Class NAV[2]	2-28-11	13,203	13,203	15,389
The MSCI Emerging Markets Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A and Class I shares were first offered on 3-31-11. Class C and Class R6 shares were first offered on 6-27-14 and 9-1-11, respectively. Returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,247.20	$8.86	1.59%
	Hypothetical example	1,000.00	1,016.90	7.95	1.59%
Class C	Actual expenses/actual returns	1,000.00	1,242.70	12.73	2.29%
	Hypothetical example	1,000.00	1,013.40	11.43	2.29%
Class I	Actual expenses/actual returns	1,000.00	1,248.50	7.19	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Class R6	Actual expenses/actual returns	1,000.00	1,250.10	6.58	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Class NAV	Actual expenses/actual returns	1,000.00	1,249.70	6.53	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-28-21 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.1%		$265,288,782
(Cost $185,005,462)
Australia 0.1%		125,689	0.1%
Belgium 0.0%		41,687	0.0%
Brazil 3.9%		10,480,827	3.9%
Petroleo Brasileiro SA	228,219	902,011	0.3%
Vale SA	172,999	2,917,788	1.1%
OTHER SECURITIES		6,661,028	2.5%
Canada 0.0%		87,107	0.0%
Chile 0.7%		1,871,527	0.7%
China 28.1%		76,039,766	28.1%
Alibaba Group Holding, Ltd. (A)	77,300	2,322,802	0.9%
Alibaba Group Holding, Ltd., ADR (A)	24,566	5,840,812	2.2%
Aowei Holdings, Ltd. (A)	9,198,000	1,710,428	0.6%
Baidu, Inc., ADR (A)	4,703	1,333,112	0.5%
Bank of China, Ltd., H Shares	2,135,075	748,665	0.3%
China Construction Bank Corp., H Shares	3,823,000	3,068,893	1.1%
China Merchants Bank Company, Ltd., H Shares	177,961	1,364,739	0.5%
China Pacific Insurance Group Company, Ltd., H Shares	130,800	600,906	0.2%
China Petroleum & Chemical Corp., H Shares	1,484,000	826,529	0.3%
Country Garden Holdings Company, Ltd.	467,218	581,568	0.2%
Industrial & Commercial Bank of China, Ltd., H Shares	2,680,000	1,753,311	0.7%
JD.com, Inc., ADR (A)	11,531	1,082,415	0.4%
Lenovo Group, Ltd.	522,000	659,829	0.3%
Meituan, Class B (A)(B)	28,000	1,257,605	0.5%
NetEase, Inc., ADR	13,645	1,498,903	0.6%
New Oriental Education & Technology Group, Inc., ADR (A)	3,679	653,464	0.3%
NIO, Inc., ADR (A)	15,004	686,883	0.3%
Ping An Insurance Group Company of China, Ltd., H Shares	253,500	3,136,955	1.2%
Shenzhou International Group Holdings, Ltd.	27,300	566,105	0.2%
Sunac China Holdings, Ltd.	159,000	680,961	0.3%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value	% of Net Assets
China (continued)			28.1%
Tencent Holdings, Ltd.	152,600	$13,275,757	4.9%
Trip.com Group, Ltd., ADR (A)	16,370	645,797	0.3%
Vipshop Holdings, Ltd., ADR (A)	23,502	877,095	0.3%
Yum China Holdings, Inc.	16,131	965,279	0.4%
OTHER SECURITIES		29,900,953	10.6%
Colombia 0.2%		537,902	0.2%
Cyprus 0.0%		23,518	0.0%
Czech Republic 0.1%		237,408	0.1%
Egypt 0.1%		126,351	0.1%
Greece 0.2%		598,353	0.2%
Hong Kong 4.5%		12,153,335	4.5%
China Mengniu Dairy Company, Ltd. (A)	103,000	562,844	0.2%
China Overseas Land & Investment, Ltd.	232,000	587,837	0.2%
China Resources Land, Ltd.	164,444	781,460	0.3%
Geely Automobile Holdings, Ltd.	309,000	999,525	0.4%
Sino Biopharmaceutical, Ltd.	567,750	631,594	0.2%
OTHER SECURITIES		8,590,075	3.2%
Hungary 0.2%		590,641	0.2%
India 12.1%		32,669,136	12.1%
HDFC Bank, Ltd. (A)	83,806	1,761,337	0.7%
Hindustan Unilever, Ltd.	19,503	564,107	0.2%
Housing Development Finance Corp., Ltd.	20,128	696,711	0.3%
ICICI Bank, Ltd. (A)	87,837	721,593	0.3%
ICICI Bank, Ltd., ADR (A)	3,601	59,813	0.0%
Infosys, Ltd.	116,634	1,997,855	0.8%
Reliance Industries, Ltd.	85,999	2,430,403	0.9%
Tata Consultancy Services, Ltd.	24,351	962,332	0.4%
Tata Motors, Ltd. (A)	130,207	574,004	0.2%
OTHER SECURITIES		22,900,981	8.3%
Indonesia 1.8%		4,780,590	1.8%
Malaysia 1.9%		5,229,624	1.9%
Malta 0.0%		11,738	0.0%
Mexico 2.4%		6,468,197	2.4%
Netherlands 0.0%		43,776	0.0%
Peru 0.1%		303,431	0.1%
10	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Philippines 1.1%		$2,963,769	1.1%
Poland 0.7%		1,961,728	0.7%
Qatar 0.0%		25,849	0.0%
Romania 0.0%		98,391	0.0%
Russia 0.9%		2,478,415	0.9%
Saudi Arabia 0.0%		25,553	0.0%
South Africa 4.1%		11,161,739	4.1%
Naspers, Ltd., N Shares	3,950	932,111	0.3%
Standard Bank Group, Ltd.	68,376	599,639	0.2%
OTHER SECURITIES		9,629,989	3.6%
South Korea 15.5%		41,864,018	15.5%
Celltrion, Inc. (A)	2,247	593,936	0.2%
Kia Motors Corp.	9,604	677,161	0.3%
LG Electronics, Inc.	7,138	928,617	0.4%
Samsung Electronics Company, Ltd.	174,352	12,777,503	4.7%
SK Hynix, Inc.	22,693	2,850,353	1.1%
OTHER SECURITIES		24,036,448	8.8%
Spain 0.0%		35,981	0.0%
Taiwan 16.2%		43,677,469	16.2%
ASE Technology Holding Company, Ltd., ADR	85,373	646,274	0.3%
Hon Hai Precision Industry Company, Ltd.	197,352	792,812	0.3%
MediaTek, Inc.	21,000	674,029	0.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	598,000	13,064,528	4.8%
United Microelectronics Corp.	345,468	673,582	0.3%
OTHER SECURITIES		27,826,244	10.2%
Thailand 2.4%		6,448,399	2.4%
Turkey 0.7%		1,788,198	0.7%
Ukraine 0.0%		62,554	0.0%
United Arab Emirates 0.0%		24,345	0.0%

United States 0.1%		251,771	0.1%
Preferred securities 1.0%		$2,732,471
(Cost $2,829,852)
Brazil 0.9%		2,406,098	0.9%
Petroleo Brasileiro SA	286,638	1,137,509	0.4%
OTHER SECURITIES		1,268,589	0.5%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value	% of Net Assets
Chile 0.1%		$213,994	0.1%
Colombia 0.0%		111,178	0.0%

South Korea 0.0%		1,201	0.0%
Investment companies 0.0%		$115,349
(Cost $54,449)
South Korea 0.0%		115,349	0.0%
Rights 0.0%		$34,038
(Cost $18,427)
Warrants 0.0%		$1,810
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 1.0%			$2,626,392
(Cost $2,624,520)
Short-term funds 1.0%			2,626,392	1.0%
John Hancock Collateral Trust (C)	0.1222 (D)	262,492	2,626,392	1.0%

Total investments (Cost $190,532,710) 100.1%	$270,798,842	100.1%
Other assets and liabilities, net (0.1%)	(236,909)	(0.1)%
Total net assets 100.0%	$270,561,933	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-21.
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $193,380,941. Net unrealized appreciation aggregated to $77,417,901, of which $119,911,368 related to gross unrealized appreciation and $42,493,467 related to gross unrealized depreciation.
12	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $187,908,190) including $3,940,492 of securities loaned	$268,172,450
Affiliated investments, at value (Cost $2,624,520)	2,626,392
Total investments, at value (Cost $190,532,710)	270,798,842
Cash	1,253,078
Foreign currency, at value (Cost $280,766)	278,192
Dividends and interest receivable	607,611
Receivable for fund shares sold	305,506
Receivable for investments sold	757,236
Receivable for securities lending income	9,624
Other assets	71,495
Total assets	274,081,584
Liabilities
Foreign capital gains tax payable	296,392
Payable for investments purchased	170,474
Payable for fund shares repurchased	241,325
Payable upon return of securities loaned	2,644,106
Payable to affiliates
Investment management fees	859
Accounting and legal services fees	12,872
Transfer agent fees	9,858
Trustees' fees	237
Other liabilities and accrued expenses	143,528
Total liabilities	3,519,651
Net assets	$270,561,933
Net assets consist of
Paid-in capital	$230,365,194
Total distributable earnings (loss)	40,196,739
Net assets	$270,561,933

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	13

STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($57,419,038 ÷ 4,426,202 shares)[1]	$12.97
Class C ($2,389,444 ÷ 183,655 shares)[1]	$13.01
Class I ($44,538,120 ÷ 3,438,092 shares)	$12.95
Class R6 ($77,445,299 ÷ 5,988,156 shares)	$12.93
Class NAV ($88,770,032 ÷ 6,854,789 shares)	$12.95
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.65

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Investment income
Dividends	$1,978,933
Securities lending	52,121
Interest	1,658
Less foreign taxes withheld	(284,463)
Total investment income	1,748,249
Expenses
Investment management fees	1,150,507
Distribution and service fees	90,296
Accounting and legal services fees	20,383
Transfer agent fees	56,698
Trustees' fees	915
Custodian fees	176,808
State registration fees	37,692
Printing and postage	33,857
Professional fees	39,081
Other	14,547
Total expenses	1,620,784
Less expense reductions	(23,781)
Net expenses	1,597,003
Net investment income	151,246
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,491,127
Affiliated investments	355
Futures contracts	(18,155)
4,473,327
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	50,147,714[1]
Affiliated investments	(2,136)
50,145,578
Net realized and unrealized gain	54,618,905
Increase in net assets from operations	$54,770,151

[1]	Net of $245,425 increase in deferred India withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$151,246	$3,813,420
Net realized gain	4,473,327	9,108,906
Change in net unrealized appreciation (depreciation)	50,145,578	3,277,852
Increase in net assets resulting from operations	54,770,151	16,200,178
Distributions to shareholders
From earnings
Class A	(576,484)	(1,111,757)
Class C	(11,190)	(35,459)
Class I	(511,213)	(1,705,378)
Class R6	(1,043,870)	(1,624,479)
Class NAV	(1,218,830)	(1,821,714)
Total distributions	(3,361,587)	(6,298,787)
From fund share transactions	(10,042,003)	(32,066,509)
Total increase (decrease)	41,366,561	(22,165,118)
Net assets
Beginning of period	229,195,372	251,360,490
End of period	$270,561,933	$229,195,372
16	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.51	$10.10	$11.13	$11.51	$9.59	$8.64
Net investment income (loss)[2]	(0.01)[3]	0.13	0.14	0.13	0.03	0.09
Net realized and unrealized gain (loss) on investments	2.60	0.50	(1.04)	(0.39)	2.03	0.99
Total from investment operations	2.59	0.63	(0.90)	(0.26)	2.06	1.08
Less distributions
From net investment income	(0.13)	(0.22)	(0.13)	(0.12)	(0.14)	(0.13)
Net asset value, end of period	$12.97	$10.51	$10.10	$11.13	$11.51	$9.59
Total return (%)[4,5]	24.72[6]	6.11	(8.06)	(2.34)	21.89	12.71
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$49	$52	$55	$51	$316
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61[7]	1.57	1.51	1.45	1.50	1.47
Expenses including reductions	1.59[7]	1.56	1.50	1.44	1.49	1.46
Net investment income (loss)	(0.17)[3,7]	1.30	1.38	1.09	0.29	1.09
Portfolio turnover (%)	6	14	13	11	14	6

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	17

CLASS C SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.52	$10.11	$11.13	$11.52	$9.60	$8.64
Net investment income (loss)[2]	(0.05)[3]	0.06	0.06	0.04	0.04	0.06
Net realized and unrealized gain (loss) on investments	2.60	0.50	(1.03)	(0.39)	1.96	0.96
Total from investment operations	2.55	0.56	(0.97)	(0.35)	2.00	1.02
Less distributions
From net investment income	(0.06)	(0.15)	(0.05)	(0.04)	(0.08)	(0.06)
Net asset value, end of period	$13.01	$10.52	$10.11	$11.13	$11.52	$9.60
Total return (%)[4,5]	24.27[6]	5.40	(8.71)	(3.04)	21.03	11.92
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$3	$3	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.31[7]	2.27	2.21	2.15	2.22	2.17
Expenses including reductions	2.29[7]	2.26	2.20	2.14	2.21	2.16
Net investment income (loss)	(0.88)[3,7]	0.59	0.65	0.36	0.37	0.71
Portfolio turnover (%)	6	14	13	11	14	6

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
18	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.51	$10.10	$11.12	$11.50	$9.58	$8.64
Net investment income[2]	0.01[3]	0.15	0.17	0.15	0.18	0.13
Net realized and unrealized gain (loss) on investments	2.59	0.51	(1.03)	(0.38)	1.91	0.97
Total from investment operations	2.60	0.66	(0.86)	(0.23)	2.09	1.10
Less distributions
From net investment income	(0.16)	(0.25)	(0.16)	(0.15)	(0.17)	(0.16)
Net asset value, end of period	$12.95	$10.51	$10.10	$11.12	$11.50	$9.58
Total return (%)[4]	24.85[5]	6.41	(7.72)	(2.07)	22.29	13.00
Ratios and supplemental data
Net assets, end of period (in millions)	$45	$37	$68	$64	$92	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31[6]	1.27	1.22	1.15	1.21	1.16
Expenses including reductions	1.29[6]	1.26	1.21	1.14	1.20	1.15
Net investment income	0.15[3,6]	1.43	1.69	1.29	1.73	1.56
Portfolio turnover (%)	6	14	13	11	14	6

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	19

CLASS R6 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.49	$10.09	$11.11	$11.49	$9.58	$8.64
Net investment income[2]	0.01[3]	0.18	0.17	0.20	0.39	0.14
Net realized and unrealized gain (loss) on investments	2.60	0.48	(1.01)	(0.42)	1.70	0.97
Total from investment operations	2.61	0.66	(0.84)	(0.22)	2.09	1.11
Less distributions
From net investment income	(0.17)	(0.26)	(0.18)	(0.16)	(0.18)	(0.17)
Net asset value, end of period	$12.93	$10.49	$10.09	$11.11	$11.49	$9.58
Total return (%)[4]	25.01[5]	6.42	(7.56)	(1.99)	22.31	13.16
Ratios and supplemental data
Net assets, end of period (in millions)	$77	$67	$60	$72	$11	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[7]	1.16	1.11	1.05	1.11	1.06
Expenses including reductions	1.18[7]	1.15	1.10	1.04	1.11	1.04
Net investment income	0.23[3,7]	1.75	1.71	1.67	3.53	1.58
Portfolio turnover (%)	6	14	13	11	14	6

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
20	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.51	$10.10	$11.13	$11.51	$9.59	$8.65
Net investment income[2]	0.01[3]	0.18	0.10	0.17	0.15	0.13
Net realized and unrealized gain (loss) on investments	2.60	0.49	(0.95)	(0.39)	1.95	0.98
Total from investment operations	2.61	0.67	(0.85)	(0.22)	2.10	1.11
Less distributions
From net investment income	(0.17)	(0.26)	(0.18)	(0.16)	(0.18)	(0.17)
Net asset value, end of period	$12.95	$10.51	$10.10	$11.13	$11.51	$9.59
Total return (%)[4]	24.97[5]	6.53	(7.63)	(1.97)	22.40	13.14
Ratios and supplemental data
Net assets, end of period (in millions)	$89	$75	$68	$962	$979	$985
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[6]	1.14	1.10	1.04	1.10	1.05
Expenses including reductions	1.17[6]	1.14	1.09	1.03	1.09	1.04
Net investment income	0.24[3,6]	1.77	0.93	1.46	1.45	1.51
Portfolio turnover (%)	6	14	13	11	14	6

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
22	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$125,689	—	$125,689	—
Belgium	41,687	—	41,687	—
Brazil	10,480,827	$10,480,643	184	—
Canada	87,107	87,107	—	—
Chile	1,871,527	117,928	1,753,599	—
China	76,039,766	16,499,303	59,495,413	$45,050
Colombia	537,902	537,902	—	—
Cyprus	23,518	23,518	—	—
Czech Republic	237,408	—	237,408	—
Egypt	126,351	—	126,351	—
Greece	598,353	—	586,305	12,048
Hong Kong	12,153,335	—	11,991,838	161,497
Hungary	590,641	—	590,641	—
India	32,669,136	59,813	32,588,388	20,935
Indonesia	4,780,590	—	4,683,741	96,849
Malaysia	5,229,624	—	5,229,624	—
Malta	11,738	—	11,738	—
Mexico	6,468,197	6,468,197	—	—
Netherlands	43,776	43,776	—	—
Peru	303,431	303,431	—	—
Philippines	2,963,769	—	2,962,609	1,160
Poland	1,961,728	—	1,961,728	—
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	23

	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Qatar	$25,849	—	$25,849	—
Romania	98,391	—	98,391	—
Russia	2,478,415	$659,447	1,818,968	—
Saudi Arabia	25,553	—	25,553	—
South Africa	11,161,739	1,083,441	10,078,298	—
South Korea	41,864,018	300,003	41,544,282	$19,733
Spain	35,981	—	35,981	—
Taiwan	43,677,469	646,274	43,024,015	7,180
Thailand	6,448,399	—	6,448,399	—
Turkey	1,788,198	—	1,787,500	698
Ukraine	62,554	—	62,554	—
United Arab Emirates	24,345	—	24,345	—
United States	251,771	82,625	169,146	—
Preferred securities
Brazil	2,406,098	2,405,391	707	—
Chile	213,994	—	213,994	—
Colombia	111,178	111,178	—	—
South Korea	1,201	—	1,201	—
Investment companies	115,349	—	115,349	—
Rights	34,038	159	33,879	—
Warrants	1,810	1,810	—	—
Short-term investments	2,626,392	2,626,392	—	—
Total investments in securities	$270,798,842	$42,538,338	$227,895,354	$365,150
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when
24	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2021, the fund loaned securities valued at $3,940,492 and received $2,644,106 of cash collateral.
In addition, non-cash collateral of approximately $1,948,802 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund's net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	25

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $2,384.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $26,542,665 and a long-term capital loss carryforward of $14,892,473 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
26	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2021, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging up to $8.8 million, as measured at each quarter end. There were no open futures contracts as of February 28, 2021.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$(18,155)
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	27

Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.970% of the first $100 million of the fund’s aggregate net assets and (b) 0.920% of the fund’s aggregate net assets in excess of $100 million. Aggregate net assets include the net assets of the fund and Emerging Markets Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.25% of the average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.
For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$5,060
Class C	213
Class I	3,795
Class	Expense reduction
Class R6	$6,854
Class NAV	7,859
Total	$23,781

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.91% of the fund's average daily net assets.
28	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,591 for the six months ended February 28, 2021. Of this amount, $2,601 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $12,990 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, CDSCs received by the Distributor amounted to $61 and $2 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$78,984	$29,801
Class C	11,312	1,281
Class I	—	21,931
Class R6	—	3,685
Total	$90,296	$56,698
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	29

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$1,225,435	6	0.667%	($136)
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	243,095	$2,962,355	819,875	$8,289,134
Distributions reinvested	46,673	570,348	98,738	1,102,896
Repurchased	(510,600)	(5,986,245)	(1,407,657)	(13,935,083)
Net decrease	(220,832)	$(2,453,542)	(489,044)	$(4,543,053)
Class C shares
Sold	6,192	$76,877	18,087	$186,045
Distributions reinvested	912	11,190	3,145	35,354
Repurchased	(27,658)	(330,662)	(75,649)	(749,292)
Net decrease	(20,554)	$(242,595)	(54,417)	$(527,893)
Class I shares
Sold	1,100,382	$14,056,155	1,436,163	$14,840,915
Distributions reinvested	41,934	511,171	152,929	1,705,160
Repurchased	(1,194,031)	(14,499,233)	(4,866,616)	(50,983,555)
Net increase (decrease)	(51,715)	$68,093	(3,277,524)	$(34,437,480)
Class R6 shares
Sold	343,209	$4,076,004	2,024,545	$20,157,760
Distributions reinvested	85,765	1,043,757	145,955	1,624,479
Repurchased	(794,680)	(9,328,891)	(1,810,363)	(17,867,252)
Net increase (decrease)	(365,706)	$(4,209,130)	360,137	$3,914,987
30	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	527,255	$6,445,770	1,334,893	$13,170,840
Distributions reinvested	99,986	1,218,830	163,529	1,821,714
Repurchased	(896,333)	(10,869,429)	(1,115,672)	(11,465,624)
Net increase (decrease)	(269,092)	$(3,204,829)	382,750	$3,526,930
Total net decrease	(927,899)	$(10,042,003)	(3,078,098)	$(32,066,509)
Affiliates of the fund owned 22.3% of shares of Class NAV on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $13,841,800 and $29,050,368, respectively, for the six months ended February 28, 2021.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	262,492	$4,156,124	$7,419,725	$(8,947,676)	$355	$(2,136)	$52,121	—	$2,626,392

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	31

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
William B. Collins-Dean, CFA
Jed S. Fogdall
Mary T. Phillips, CFA
Bhanu P. Singh
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554126	368SA 2/21
4/2021

Semiannual report
John Hancock
Emerging Markets Debt Fund
Fixed income
February 28, 2021

A message to shareholders
Dear shareholder,
The global stock markets rebounded from the challenges faced in early 2020 to largely post gains during the six months ended February 28, 2021. The results in the bond market have been much more mixed. While the U.S. and foreign high-yield markets have produced positive returns, investment-grade and government bonds have predominantly remained in the red.
Although the U.S. has benefited from a decrease in COVID-19 infections, an influx of new jobs, and a decline in the unemployment rate, other global economies have not fared as well. Some economies may have reopened too early and many industries worldwide will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
20	Financial statements
24	Financial highlights
30	Notes to financial statements
42	More information
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The J.P. Morgan EMBI Global Index is a market-capitalization-weighted index that tracks the performance of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt issued by sovereign and quasi-sovereign entities.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2021 (% of net assets)

*Quasi-sovereign bonds are issued by other entities backed with sovereign guarantee where costs are borne by the entity and not the government.
QUALITY COMPOSITION AS OF 2/28/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-21 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

TOP 10 ISSUERS AS OF 2/28/2021 (% of net assets)
Petroleos Mexicanos	3.9
Pertamina Persero PT	3.7
Republic of Turkey	3.4
Arab Republic of Egypt	2.9
Kingdom of Saudi Arabia	2.5
Petrobras Global Finance BV	2.0
Sultanate of Oman	1.9
Republic of Argentina	1.9
State of Qatar	1.9
Federative Republic of Brazil	1.8
TOTAL	25.9
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 2/28/2021 (% of net assets)
Mexico	11.5
Indonesia	6.6
Turkey	6.4
Brazil	5.4
Luxembourg	5.1
Peru	3.3
Netherlands	3.2
Egypt	2.9
Colombia	2.8
India	2.6
TOTAL	49.8
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-21	as of 2-28-21
Class A	-2.71	6.02	3.89	-1.47	33.96	46.45	3.36	3.36
Class C1	-0.20	6.15	3.82	1.24	34.76	45.44	2.86	2.85
Class I2	1.78	7.20	4.67	2.74	41.58	57.84	3.77	3.77
Class R2[1,2]	1.48	7.01	4.39	2.61	40.31	53.60	3.52	3.51
Class R6[1,2]	1.90	7.34	4.57	2.80	42.50	56.39	3.89	3.89
Class NAV[1,2]	1.91	7.34	4.67	2.81	42.47	57.86	3.88	3.87
Index††	0.99	5.65	5.59	-0.15	31.60	72.35	—	—
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the fund invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.20	1.90	0.90	1.28	0.78	0.77
Net (%)	1.19	1.89	0.89	1.27	0.77	0.76
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the J.P. Morgan EMBI Global Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Debt Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the J.P. Morgan EMBI Global Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-11	14,544	14,544	17,235
Class I2	2-28-11	15,784	15,784	17,235
Class R2[1,2]	2-28-11	15,360	15,360	17,235
Class R6[1,2]	2-28-11	15,639	15,639	17,235
Class NAV[1,2]	2-28-11	15,786	15,786	17,235
The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The J.P. Morgan EMBI Global Index is a market-capitalization-weighted index that tracks the performance of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt issued by sovereign and quasi-sovereign entities.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class R2 and Class R6 shares were first offered on 3-27-15. Class C and Class NAV shares were first offered on 8-28-14 and 6-20-13, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,025.90	$5.88	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%
Class C	Actual expenses/actual returns	1,000.00	1,022.40	9.38	1.87%
	Hypothetical example	1,000.00	1,015.50	9.35	1.87%
Class I	Actual expenses/actual returns	1,000.00	1,027.40	4.37	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Class R2	Actual expenses/actual returns	1,000.00	1,026.10	5.73	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Class R6	Actual expenses/actual returns	1,000.00	1,028.00	3.87	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Class NAV	Actual expenses/actual returns	1,000.00	1,028.10	3.82	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 36.2%				$436,493,828
(Cost $444,769,394)
Angola 0.2%				2,890,140
Republic of Angola Bond (A)	9.125	11-26-49	3,000,000	2,890,140
Argentina 2.3%				27,834,114
Provincia de Buenos Aires
Bond (A)(B)	7.875	06-15-27	3,850,000	1,270,500
Bond (A)(B)	9.950	06-09-21	5,600,000	1,890,000
Provincia de Rio Negro Bond (2.750% to 9-10-21, then 4.875% to 9-10-22, then 6.625% to 9-10-23, then 6.875% thereafter) (A)	2.750	03-10-28	2,462,111	1,428,049
Republic of Argentina
Bond (0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.125	07-09-30	9,390,259	3,399,274
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter)	0.125	07-09-46	4,300,000	1,373,850
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	0.125	07-09-35	27,207,840	8,665,697
Bond (0.125% to 7-9-21, then 2.000% to 7-9-22, then 3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter)	0.125	01-09-38	26,540,579	9,806,744
Armenia 0.3%				3,672,672
Republic of Armenia Bond (A)(C)	3.600	02-02-31	4,000,000	3,672,672
Bahrain 1.6%				19,728,312
Kingdom of Bahrain
Bond (A)(C)	5.250	01-25-33	6,000,000	5,880,000
Bond (A)	7.000	10-12-28	3,450,000	3,941,100
Bond (A)	7.375	05-14-30	8,700,000	9,907,212
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

	Rate (%)	Maturity date		Par value^	Value
Brazil 1.8%					$21,902,312
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,517,193
Note	10.000	01-01-27	BRL	88,000,000	17,385,119
China 0.4%					5,407,671
People's Republic of China Bond	3.020	10-22-25	CNY	35,000,000	5,407,671
Colombia 1.3%					15,200,400
Republic of Colombia
Bond	3.125	04-15-31		7,770,000	7,731,150
Bond	5.000	06-15-45		6,900,000	7,469,250
Costa Rica 0.1%					993,510
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	993,510
Dominican Republic 1.8%					22,344,283
Government of Dominican Republic
Bond (A)	5.300	01-21-41		5,000,000	4,912,500
Bond (A)	5.875	01-30-60		5,350,000	5,202,875
Bond (A)	5.950	01-25-27		1,500,000	1,689,750
Bond	5.950	01-25-27		900,000	1,013,850
Bond	6.850	01-27-45		5,800,000	6,438,058
Bond (A)	6.875	01-29-26		2,650,000	3,087,250
Egypt 2.9%					34,528,545
Arab Republic of Egypt
Bond (A)	3.875	02-16-26		5,000,000	4,893,750
Bond (A)	5.875	06-11-25		3,000,000	3,208,460
Bond (A)	7.500	01-31-27		3,700,000	4,187,255
Bond (A)	7.903	02-21-48		9,200,000	9,083,160
Bond	7.903	02-21-48		2,000,000	1,974,600
Bond	8.500	01-31-47		4,600,000	4,784,000
Bond (A)	8.875	05-29-50		6,000,000	6,397,320
Ghana 1.1%					13,346,793
Republic of Ghana
Bond	7.625	05-16-29		3,275,000	3,429,204
Bond (A)(C)	7.875	02-11-35		1,200,000	1,173,000
Bond	8.125	01-18-26		3,150,000	3,563,203
Bond	8.950	03-26-51		5,300,000	5,181,386
Honduras 0.1%					1,183,886
Republic of Honduras Bond (A)(C)	6.250	01-19-27		1,050,000	1,183,886
Indonesia 0.9%					10,552,918
Republic of Indonesia
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Bond (A)	4.750	01-08-26		6,350,000	$7,289,159
Bond	6.625	02-17-37		2,421,000	3,263,759
Iraq 0.8%					9,328,922
Republic of Iraq
Bond	5.800	01-15-28		8,818,250	8,156,881
Bond (A)	6.752	03-09-23		1,200,000	1,172,041
Ivory Coast 0.8%					10,084,405
Republic of Ivory Coast Bond (A)	4.875	01-30-32	EUR	8,350,000	10,084,405
Kenya 0.6%					6,780,224
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	3,359,250
Bond (A)	8.250	02-28-48		3,100,000	3,420,974
Mexico 0.7%					8,160,080
Government of Mexico Bond	4.600	01-23-46		8,000,000	8,160,080
Morocco 0.1%					1,398,750
Kingdom of Morocco Bond (A)	4.000	12-15-50		1,500,000	1,398,750
Namibia 0.3%					3,616,702
Republic of Namibia Bond (A)	5.250	10-29-25		3,400,000	3,616,702
Nigeria 1.5%					18,034,670
Federal Republic of Nigeria
Bond	7.625	11-28-47		2,550,000	2,601,000
Bond (A)	7.696	02-23-38		2,600,000	2,666,830
Bond (A)	7.875	02-16-32		2,000,000	2,170,243
Bond	7.875	02-16-32		4,500,000	4,883,047
Bond	9.248	01-21-49		5,000,000	5,713,550
Oman 1.9%					23,458,508
Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	6,218,690
Bond	6.750	01-17-48		11,500,000	11,068,980
Bond (A)	7.000	01-25-51		6,250,000	6,170,838
Pakistan 0.4%					4,301,342
Republic of Pakistan Bond (A)	6.875	12-05-27		4,000,000	4,301,342
Panama 0.5%					5,488,478
Republic of Panama
Bond	6.700	01-26-36		3,050,000	4,098,468
Bond	8.875	09-30-27		1,000,000	1,390,010
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	11

	Rate (%)	Maturity date		Par value^	Value
Philippines 0.8%					$9,347,684
Republic of the Philippines Bond	3.950	01-20-40		8,600,000	9,347,684
Qatar 1.9%					22,599,530
State of Qatar
Bond	4.500	04-23-28		4,100,000	4,867,412
Bond (A)	4.817	03-14-49		10,000,000	12,328,880
Bond (A)	5.103	04-23-48		4,250,000	5,403,238
Saudi Arabia 2.5%					30,630,875
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33		7,760,000	7,430,200
Bond (A)	5.250	01-16-50		18,650,000	23,200,675
Senegal 0.3%					3,329,716
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,718,563
Bond	6.250	05-23-33		1,500,000	1,611,153
Serbia 0.1%					1,223,378
Republic of Siberia Bond (A)	2.125	12-01-30		1,300,000	1,223,378
South Africa 1.6%					19,169,960
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	3,287,661
Bond	8.000	01-31-30	ZAR	256,173,733	15,882,299
Sri Lanka 0.3%					4,249,275
Republic of Sri Lanka Bond	6.750	04-18-28		7,500,000	4,249,275
Turkey 4.1%					49,177,159
Istanbul Metropolitan Municipality Bond (A)(C)	6.375	12-09-25		8,150,000	8,363,856
Republic of Turkey
Bond	4.250	04-14-26		9,000,000	8,838,673
Bond	5.875	06-26-31		10,000,000	9,900,000
Bond (C)	5.950	01-15-31		5,000,000	4,987,500
Bond	6.000	01-14-41		18,650,000	17,087,130
Ukraine 1.6%					19,309,510
Republic of Ukraine Bond (A)	7.253	03-15-33		19,000,000	19,309,510
Uzbekistan 0.6%					7,219,104
Republic of Uzbekistan
Bond (A)	3.700	11-25-30		2,700,000	2,713,824

Bond (A)	5.375	02-20-29		4,000,000	4,505,280
12	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 54.1%				$651,093,154
(Cost $614,588,352)
Argentina 0.2%				2,525,775
Telecom Argentina SA (A)	8.000	07-18-26	2,830,000	2,525,775
Austria 1.1%				13,401,292
JBS Investments II GmbH (A)	5.750	01-15-28	4,170,000	4,383,754
JBS Investments II GmbH (A)	7.000	01-15-26	3,800,000	4,029,938
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	4,987,600
Azerbaijan 0.6%				7,200,198
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	6,800,000	7,200,198
Brazil 3.6%				43,133,212
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	7,167,444
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	259,368	252,689
Odebrecht Offshore Drilling Finance, Ltd. (1.000% and 6.720% PIK) (A)	7.720	12-01-26	1,925,786	305,160
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(D)	0.000	03-29-21	253,378	1,710
Petrobras Global Finance BV	5.093	01-15-30	7,122,000	7,552,881
Petrobras Global Finance BV	5.600	01-03-31	7,600,000	8,194,016
Petrobras Global Finance BV	6.850	06-05-15	7,376,000	8,021,400
Vale Overseas, Ltd.	3.750	07-08-30	3,000,000	3,188,400
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	8,449,512
Cayman Islands 1.1%				13,068,165
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27	7,300,000	7,991,852
Latam Finance, Ltd. (A)(B)(C)	7.000	03-01-26	5,350,000	4,475,275
Odebrecht Holdco Finance, Ltd. (E)	10.173	09-10-58	1,396,835	34,921
Odebrecht Holdco Finance, Ltd. (A)(E)	10.173	09-10-58	1,671,394	41,785
OEC Finance, Ltd. (0% cash and 11.250% PIK) (A)(D)	11.250	03-29-21	1,367,504	287,176
OEC Finance, Ltd. (0% cash and 7.875% PIK)	7.875	12-27-33	1,142,865	237,156
Chile 1.0%				12,295,459
Colbun SA	3.950	10-11-27	4,000,000	4,451,579
Enel Americas SA	4.000	10-25-26	4,000,000	4,423,880
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	3,420,000
Colombia 1.6%				18,933,291
Ecopetrol SA	5.875	05-28-45	9,700,000	10,484,051
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	13

	Rate (%)	Maturity date	Par value^	Value
Colombia (continued)
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	$2,357,500
Grupo Energia Bogota SA ESP (A)	4.875	05-15-30	2,200,000	2,456,080
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	3,635,660
Costa Rica 0.8%				9,236,925
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	9,236,925
Dominican Republic 0.5%				6,062,250
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	1,750,000	1,798,125
Aeropuertos Dominicanos Siglo XXI SA (A)(C)	6.750	03-30-29	4,150,000	4,264,125
Hong Kong 0.4%				5,290,009
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	4,000,000	5,290,009
India 2.6%				31,837,846
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	4,355,457
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	4,419,089
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,778,920
Shriram Transport Finance Company, Ltd. (A)	4.400	03-13-24	5,700,000	5,725,650
Shriram Transport Finance Company, Ltd. (A)	5.100	07-16-23	4,000,000	4,072,000
Vedanta Resources, Ltd. (A)	6.375	07-30-22	2,990,000	2,879,370
Vedanta Resources, Ltd. (C)	7.125	05-31-23	3,020,000	2,802,560
Vedanta Resources, Ltd. (A)	7.125	05-31-23	4,100,000	3,804,800
Indonesia 5.7%				69,158,902
Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24	2,000,000	2,013,575
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24	4,000,000	4,027,150
Cikarang Listrindo Tbk PT (A)(C)	4.950	09-14-26	7,750,000	8,005,750
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24	9,100,000	10,003,175
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	7,363,273
Pertamina Persero PT	6.000	05-03-42	8,200,000	9,817,734
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	17,121,171
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	10,807,074
Ireland 1.3%				15,096,663
MMC Norilsk Nickel OJSC (A)	2.550	09-11-25	4,500,000	4,569,570
Mobile Telesystems OJSC	5.000	05-30-23	5,700,000	6,102,555
14	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ireland (continued)
Rosneft Oil Company (A)	4.199	03-06-22	4,100,000	$4,212,668
Sibur Securities DAC (A)	4.125	10-05-23	200,000	211,870
Luxembourg 5.1%				61,135,100
Atento Luxco 1 SA (A)	8.000	02-10-26	7,000,000	7,345,240
Gazprom Neft OAO	6.000	11-27-23	3,700,000	4,114,351
Hidrovias International Finance Sarl (A)(C)	4.950	02-08-31	6,000,000	6,132,000
Kenbourne Invest SA (A)(C)	4.700	01-22-28	6,800,000	7,082,200
Kenbourne Invest SA (A)	6.875	11-26-24	4,000,000	4,310,000
Klabin Finance SA (A)	4.875	09-19-27	5,800,000	6,430,808
Millicom International Cellular SA (A)	4.500	04-27-31	300,000	321,000
Millicom International Cellular SA (A)(C)	5.125	01-15-28	5,220,000	5,559,874
Millicom International Cellular SA (A)	6.625	10-15-26	450,000	484,065
Rede D'or Finance Sarl (A)	4.500	01-22-30	7,915,000	8,053,513
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	4,232,049
Simpar Europe SA (A)	5.200	01-26-31	7,000,000	7,070,000
Mauritius 1.3%				15,011,346
HTA Group, Ltd. (A)	7.000	12-18-25	4,900,000	5,231,142
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	5,950,000	6,305,113
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	3,475,091
Mexico 10.8%				129,990,371
Alpek SAB de CV (A)(C)	4.250	09-18-29	2,000,000	2,175,400
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(D)	7.500	06-27-29	2,200,000	2,453,000
Cemex SAB de CV (A)(C)	3.875	07-11-31	7,750,000	7,733,725
Credito Real SAB de CV (A)(C)	9.500	02-07-26	10,000,000	10,983,000
Cydsa SAB de CV	6.250	10-04-27	943,000	992,517
Cydsa SAB de CV (A)	6.250	10-04-27	7,600,000	7,999,076
Industrias Penoles SAB de CV (A)	5.650	09-12-49	5,600,000	6,543,600
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	5,700,000	5,724,225
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48	2,800,000	2,841,720
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	6,674,000
Mexico City Airport Trust	5.500	07-31-47	4,000,000	3,763,000
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	6,491,175
Petroleos Mexicanos	6.500	03-13-27	5,300,000	5,498,750
Petroleos Mexicanos	6.625	06-15-35	10,880,000	10,331,183
Petroleos Mexicanos	7.690	01-23-50	32,000,000	30,560,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	15

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	$7,887,000
Unifin Financiera SAB de CV (A)(C)	8.375	01-27-28	11,500,000	11,339,000
Mongolia 0.3%				3,900,000
Mongolian Mining Corp. Resources LLC (A)	9.250	04-15-24	4,000,000	3,900,000
Netherlands 3.2%				38,792,438
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	11,526,313
GTH Finance BV	7.250	04-26-23	5,392,000	5,918,852
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42	4,600,000	6,353,980
Prosus NV (A)	4.027	08-03-50	4,870,000	4,689,434
Prosus NV (A)	4.850	07-06-27	3,200,000	3,631,068
VEON Holdings BV (A)(C)	4.950	06-16-24	4,350,000	4,696,913
VEON Holdings BV (A)	7.250	04-26-23	1,800,000	1,975,878
Panama 0.7%				8,867,285
AES Panama Generation Holdings SRL (A)(C)	4.375	05-31-30	3,500,000	3,707,550
Banco General SA (A)	4.125	08-07-27	4,750,000	5,159,735
Paraguay 0.2%				2,669,250
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,669,250
Peru 3.3%				39,342,469
ABY Transmision Sur SA (A)	6.875	04-30-43	6,056,875	8,123,843
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)(C)	5.250	09-22-29	2,300,000	2,512,773
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	3,179,029
Petroleos del Peru SA (A)	5.625	06-19-47	6,180,000	6,812,832
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22	9,990,000	10,169,820
Volcan Cia Minera SAA (A)	4.375	02-11-26	6,000,000	6,172,500
Volcan Cia Minera SAA	5.375	02-02-22	2,325,000	2,371,672
Singapore 1.8%				21,340,953
LLPL Capital Pte, Ltd. (A)(C)	6.875	02-04-39	6,566,400	7,844,878
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	6,800,000	6,946,200
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	6,100,000	6,549,875
Thailand 0.6%				7,636,704
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,593,427
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50	2,000,000	1,897,488
16	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Thailand (continued)
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	$2,145,789
Togo 0.4%				4,717,584
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,717,584
Turkey 2.4%				28,507,762
TC Ziraat Bankasi AS (A)(C)	5.375	03-02-26	6,000,000	6,022,800
Turkcell Iletisim Hizmetleri AS (A)(C)	5.750	10-15-25	5,500,000	5,908,430
Turkiye Ihracat Kredi Bankasi AS	6.125	05-03-24	16,000,000	16,576,532
United Arab Emirates 0.2%				2,043,457
ADES International Holding PLC (A)	8.625	04-24-24	2,000,000	2,043,457
United Kingdom 1.7%				20,969,510
Liquid Telecommunications Financing PLC (A)	5.500	09-04-26	6,000,000	6,076,200
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	6,050,000	6,163,310
MARB BondCo PLC (A)	3.950	01-29-31	9,000,000	8,730,000
Virgin Islands, British 1.6%				18,928,938
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	6,235,000	7,859,539
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	10,000,000	11,069,399

	Shares	Value
Common stocks 0.0%		$311,045
(Cost $5,909,631)
Canada 0.0%		311,045
Frontera Energy Corp. (C)	62,290	311,045

	Yield (%)	Shares	Value
Short-term investments 11.8%			$142,304,849
(Cost $142,308,762)
Short-term funds 4.2%			50,988,849
John Hancock Collateral Trust (F)	0.1222(G)	5,096,031	50,988,849

	Par value^	Value
Repurchase agreement 7.6%		91,316,000
Barclays Tri-Party Repurchase Agreement dated 2-26-21 at 0.010% to be repurchased at $91,316,076 on 3-1-21, collateralized by $88,402,600 U.S. Treasury Notes, 1.875% due 7-31-26 (valued at $93,142,454)	91,316,000	91,316,000

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	17

Total investments (Cost $1,207,576,139) 102.1%	$1,230,202,876
Other assets and liabilities, net (2.1%)	(25,540,547)
Total net assets 100.0%	$1,204,662,329

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $644,410,004 or 53.5% of the fund's net assets as of 2-28-21.
(B)	Non-income producing - Issuer is in default.
(C)	All or a portion of this security is on loan as of 2-28-21.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-28-21.
18	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
30-Year U.S. Treasury Bond Futures	100	Short	Jun 2021	$(15,896,673)	$(16,100,000)	$(203,327)
						$(203,327)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	125,000,000	USD	6,162,972	SSB	3/17/2021	—	$(198,913)
TRY	42,522,756	USD	6,000,000	CITI	3/17/2021	—	(313,086)
TRY	1,166,678	USD	159,564	SSB	3/17/2021	—	(3,534)
USD	6,000,000	TRY	43,639,434	CITI	3/17/2021	$163,743	—
						$163,743	$(515,533)

Derivatives Currency Abbreviations
MXN	Mexican Peso
TRY	Turkish Lira
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $1,211,444,701. Net unrealized appreciation aggregated to $18,203,058, of which $62,859,827 related to gross unrealized appreciation and $44,656,769 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	19

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,156,583,377) including $49,781,416 of securities loaned	$1,179,214,027
Affiliated investments, at value (Cost $50,992,762)	50,988,849
Total investments, at value (Cost $1,207,576,139)	1,230,202,876
Unrealized appreciation on forward foreign currency contracts	163,743
Cash	18,448,040
Collateral held at broker for futures contracts	700,000
Interest receivable	12,856,791
Receivable for fund shares sold	183,377
Other assets	65,537
Total assets	1,262,620,364
Liabilities
Unrealized depreciation on forward foreign currency contracts	515,533
Payable for futures variation margin	228,125
Distributions payable	7,073
Payable for investments purchased	6,000,000
Payable for fund shares repurchased	8,186
Payable upon return of securities loaned	50,992,910
Payable to affiliates
Accounting and legal services fees	54,690
Transfer agent fees	1,541
Distribution and service fees	14
Trustees' fees	730
Other liabilities and accrued expenses	149,233
Total liabilities	57,958,035
Net assets	$1,204,662,329
Net assets consist of
Paid-in capital	$1,235,567,977
Total distributable earnings (loss)	(30,905,648)
Net assets	$1,204,662,329

20	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,424,702 ÷ 261,453 shares)[1]	$9.27
Class C ($394,686 ÷ 42,609 shares)[1]	$9.26
Class I ($14,648,656 ÷ 1,578,427 shares)	$9.28
Class R2 ($149,533 ÷ 16,135 shares)	$9.27
Class R6 ($2,712,641 ÷ 292,618 shares)	$9.27
Class NAV ($1,184,332,111 ÷ 127,776,592 shares)	$9.27
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.66

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	21

STATEMENT OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Investment income
Interest	$27,131,495
Securities lending	20,761
Less foreign taxes withheld	(27,599)
Total investment income	27,124,657
Expenses
Investment management fees	3,729,175
Distribution and service fees	6,902
Accounting and legal services fees	87,811
Transfer agent fees	9,282
Trustees' fees	8,947
Custodian fees	125,902
State registration fees	40,477
Printing and postage	13,972
Professional fees	59,419
Other	25,644
Total expenses	4,107,531
Less expense reductions	(42,158)
Net expenses	4,065,373
Net investment income	23,059,284
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(29,110,434)
Affiliated investments	(148)
Futures contracts	519,619
Forward foreign currency contracts	(1,162,972)
(29,753,935)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	33,872,385
Affiliated investments	(3,913)
Futures contracts	(203,327)
Forward foreign currency contracts	278,471
33,943,616
Net realized and unrealized gain	4,189,681
Increase in net assets from operations	$27,248,965
22	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$23,059,284	$50,924,765
Net realized gain (loss)	(29,753,935)	3,659,115
Change in net unrealized appreciation (depreciation)	33,943,616	(8,837,373)
Increase in net assets resulting from operations	27,248,965	45,746,507
Distributions to shareholders
From earnings
Class A	(49,197)	(99,918)
Class C	(8,674)	(20,576)
Class I	(265,477)	(566,369)
Class R2	(2,814)	(5,577)
Class R4[1]	—	(394)
Class R6	(78,652)	(147,357)
Class NAV	(22,274,539)	(43,750,937)
From tax return of capital
Class A	—	(15,192)
Class C	—	(3,128)
Class I	—	(86,110)
Class R2	—	(848)
Class R4	—	(60)
Class R6	—	(22,404)
Class NAV	—	(6,651,855)
Total distributions	(22,679,353)	(51,370,725)
From fund share transactions	164,759,765	(49,390,191)
Total increase (decrease)	169,329,377	(55,014,409)
Net assets
Beginning of period	1,035,332,952	1,090,347,361
End of period	$1,204,662,329	$1,035,332,952

[1]	Class R4 shares were fully redeemed on 10-29-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	23

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.21	$9.33	$8.86	$9.87	$9.69	$8.82
Net investment income[2]	0.18	0.41	0.43	0.41	0.46	0.49
Net realized and unrealized gain (loss) on investments	0.06	(0.11)	0.48	(0.96)	0.23	0.85
Total from investment operations	0.24	0.30	0.91	(0.55)	0.69	1.34
Less distributions
From net investment income	(0.18)	(0.36)	(0.44)	(0.46)	(0.51)	(0.47)
From tax return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.18)	(0.42)	(0.44)	(0.46)	(0.51)	(0.47)
Net asset value, end of period	$9.27	$9.21	$9.33	$8.86	$9.87	$9.69
Total return (%)[3,4]	2.59[5]	3.36	10.52	(5.75)	7.54	15.80
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$2	$3	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[6]	1.20	1.19	1.18	1.21	1.24
Expenses including reductions	1.17[6]	1.19	1.18	1.17	1.20	1.23
Net investment income	3.86[6]	4.54	4.78	4.34	4.82	5.47
Portfolio turnover (%)	11	24	7	23	20	26

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
24	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.20	$9.32	$8.85	$9.86	$9.67	$8.81
Net investment income[2]	0.14	0.35	0.37	0.35	0.39	0.43
Net realized and unrealized gain (loss) on investments	0.06	(0.12)	0.48	(0.96)	0.25	0.84
Total from investment operations	0.20	0.23	0.85	(0.61)	0.64	1.27
Less distributions
From net investment income	(0.14)	(0.30)	(0.38)	(0.40)	(0.45)	(0.41)
From tax return of capital	—	(0.05)	—	—	—	—
Total distributions	(0.14)	(0.35)	(0.38)	(0.40)	(0.45)	(0.41)
Net asset value, end of period	$9.26	$9.20	$9.32	$8.85	$9.86	$9.67
Total return (%)[3,4]	2.24[5]	2.65	9.76	(6.40)	6.68	15.14
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$1	$1	$1	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[7]	1.90	1.89	1.88	1.90	1.94
Expenses including reductions	1.87[7]	1.89	1.88	1.87	1.90	1.93
Net investment income	3.15[7]	3.85	4.09	3.68	4.05	4.88
Portfolio turnover (%)	11	24	7	23	20	26

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	25

CLASS I SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.22	$9.34	$8.86	$9.88	$9.70	$8.83
Net investment income[2]	0.19	0.44	0.46	0.44	0.48	0.53
Net realized and unrealized gain (loss) on investments	0.06	(0.12)	0.49	(0.97)	0.24	0.84
Total from investment operations	0.25	0.32	0.95	(0.53)	0.72	1.37
Less distributions
From net investment income	(0.19)	(0.38)	(0.47)	(0.49)	(0.54)	(0.50)
From tax return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.19)	(0.44)	(0.47)	(0.49)	(0.54)	(0.50)
Net asset value, end of period	$9.28	$9.22	$9.34	$8.86	$9.88	$9.70
Total return (%)[3]	2.74[4]	3.67	10.95	(5.56)	7.87	16.14
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$14	$15	$14	$14	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[5]	0.90	0.90	0.89	0.89	0.93
Expenses including reductions	0.87[5]	0.89	0.89	0.88	0.89	0.92
Net investment income	4.18[5]	4.83	5.06	4.64	5.01	5.97
Portfolio turnover (%)	11	24	7	23	20	26

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
26	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.21	$9.32	$8.85	$9.87	$9.69	$8.82
Net investment income[2]	0.18	0.42	0.44	0.42	0.48	0.51
Net realized and unrealized gain (loss) on investments	0.06	(0.11)	0.48	(0.97)	0.23	0.85
Total from investment operations	0.24	0.31	0.92	(0.55)	0.71	1.36
Less distributions
From net investment income	(0.18)	(0.36)	(0.45)	(0.47)	(0.53)	(0.49)
From tax return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.18)	(0.42)	(0.45)	(0.47)	(0.53)	(0.49)
Net asset value, end of period	$9.27	$9.21	$9.32	$8.85	$9.87	$9.69
Total return (%)[3]	2.61[4]	3.49	10.62	(5.75)	7.70	16.02
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.18	1.12	1.08	1.06	1.08
Expenses including reductions	1.14[6]	1.17	1.11	1.07	1.06	1.07
Net investment income	3.94[6]	4.60	4.85	4.40	5.02	5.78
Portfolio turnover (%)	11	24	7	23	20	26

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	27

CLASS R6 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.21	$9.33	$8.85	$9.87	$9.69	$8.82
Net investment income[2]	0.20	0.45	0.48	0.46	0.48	0.49
Net realized and unrealized gain (loss) on investments	0.06	(0.12)	0.47	(0.98)	0.25	0.89
Total from investment operations	0.26	0.33	0.95	(0.52)	0.73	1.38
Less distributions
From net investment income	(0.20)	(0.39)	(0.47)	(0.50)	(0.55)	(0.51)
From tax return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.20)	(0.45)	(0.47)	(0.50)	(0.55)	(0.51)
Net asset value, end of period	$9.27	$9.21	$9.33	$8.85	$9.87	$9.69
Total return (%)[3]	2.80[4]	3.79	11.05	(5.48)	7.99	16.33
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$3	$1	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[6]	0.78	0.79	0.79	0.80	0.83
Expenses including reductions	0.77[6]	0.78	0.78	0.78	0.79	0.81
Net investment income	4.30[6]	4.96	5.22	4.83	5.04	5.37
Portfolio turnover (%)	11	24	7	23	20	26

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
28	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.21	$9.33	$8.85	$9.87	$9.69	$8.82
Net investment income[2]	0.20	0.45	0.47	0.45	0.50	0.54
Net realized and unrealized gain (loss) on investments	0.06	(0.11)	0.49	(0.97)	0.24	0.84
Total from investment operations	0.26	0.34	0.96	(0.52)	0.74	1.38
Less distributions
From net investment income	(0.20)	(0.40)	(0.48)	(0.50)	(0.56)	(0.51)
From tax return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.20)	(0.46)	(0.48)	(0.50)	(0.56)	(0.51)
Net asset value, end of period	$9.27	$9.21	$9.33	$8.85	$9.87	$9.69
Total return (%)[3]	2.81[4]	3.80	11.10	(5.46)	8.00	16.29
Ratios and supplemental data
Net assets, end of period (in millions)	$1,184	$1,014	$1,069	$840	$797	$570
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.77	0.77	0.77	0.79	0.81
Expenses including reductions	0.76[5]	0.76	0.77	0.77	0.78	0.81
Net investment income	4.32[5]	4.97	5.21	4.79	5.28	6.03
Portfolio turnover (%)	11	24	7	23	20	26

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	29

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
30	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$436,493,828	—	$436,493,828	—
Corporate bonds	651,093,154	—	651,093,154	—
Common stocks	311,045	$311,045	—	—
Short-term investments	142,304,849	50,988,849	91,316,000	—
Total investments in securities	$1,230,202,876	$51,299,894	$1,178,902,982	—
Derivatives:
Assets
Forward foreign currency contracts	$163,743	—	$163,743	—
Liabilities
Futures	(203,327)	$(203,327)	—	—
Forward foreign currency contracts	(515,533)	—	(515,533)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	31

and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2021, the fund loaned securities valued at $49,781,416 and received $50,992,910 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
32	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $3,922.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $6,699,232 and a long-term capital loss carryforward of $9,696,926 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	33

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions and amortization and accretion of debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and
34	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2021, the fund used futures contracts to manage duration of the fund and manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $16.1 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $4.5 million to $18.8 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(203,327)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$163,743	(515,533)
			$163,743	$(718,860)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	35

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$519,619	—	$519,619
Currency	—	$(1,162,972)	(1,162,972)
Total	$519,619	$(1,162,972)	$(643,353)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(203,327)	—	$(203,327)
Currency	—	$278,471	278,471
Total	$(203,327)	$278,471	$75,144
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets; (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
36	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$101
Class C	21
Class I	506
Class R2	6
Class	Expense reduction
Class R6	$145
Class NAV	41,379
Total	$42,158

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	37

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $670 for the six months ended February 28, 2021. Of this amount, $93 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $577 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,874	$1,472
Class C	2,755	317
Class I	—	7,293
Class R2	273	8
Class R6	—	192
Total	$6,902	$9,282
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
38	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	197,158	$1,868,955	177,266	$1,552,898
Distributions reinvested	5,307	49,040	12,646	114,635
Repurchased	(223,968)	(2,110,453)	(155,749)	(1,374,843)
Net increase (decrease)	(21,503)	$(192,458)	34,163	$292,690
Class C shares
Sold	4,025	$37,683	23,217	$218,146
Distributions reinvested	937	8,633	2,604	23,479
Repurchased	(31,324)	(291,850)	(25,166)	(215,425)
Net increase (decrease)	(26,362)	$(245,534)	655	$26,200
Class I shares
Sold	665,680	$6,199,648	792,373	$6,992,484
Distributions reinvested	26,997	249,206	71,972	652,479
Repurchased	(622,452)	(5,744,057)	(922,750)	(7,994,318)
Net increase (decrease)	70,225	$704,797	(58,405)	$(349,355)
Class R2 shares
Sold	550	$5,101	8,725	$81,623
Distributions reinvested	145	1,342	373	3,359
Repurchased	—	—	(2,657)	(23,452)
Net increase	695	$6,443	6,441	$61,530
Class R4 shares[1]
Sold	—	—	6,641	$62,085
Distributions reinvested	—	—	2	25
Repurchased	—	—	(11,730)	(110,243)
Net decrease	—	—	(5,087)	$(48,133)
Class R6 shares
Sold	40,284	$372,580	136,722	$1,254,999
Distributions reinvested	8,507	78,509	18,820	169,669
Repurchased	(188,618)	(1,773,475)	(69,895)	(639,700)
Net increase (decrease)	(139,827)	$(1,322,386)	85,647	$784,968
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	39

	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	19,681,947	$185,087,827	7,000,976	$57,977,176
Distributions reinvested	2,411,123	22,274,548	5,568,136	50,398,196
Repurchased	(4,463,817)	(41,553,472)	(17,058,030)	(158,533,463)
Net increase (decrease)	17,629,253	$165,808,903	(4,488,918)	$(50,158,091)
Total net increase (decrease)	17,512,481	$164,759,765	(4,425,504)	$(49,390,191)

[1]	Class R4 shares were fully redeemed on 10-29-19.
Affiliates of the fund owned 32%, 53% and 100% of shares of Class R2, Class R6 and Class NAV, respectively, on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $199,305,479 and $111,538,935, respectively, for the six months ended February 28, 2021.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2021, funds within the John Hancock group of funds complex held 98.3% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	34.4%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	19.3%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	14.9%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	14.8%
40	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,096,031	—	$78,605,180	$(27,612,270)	$(148)	$(3,913)	$20,761	—	$50,988,849

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	41

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Roberto Sanchez-Dahl, CFA
Elina Theodorakopoulou
Paolo H. Valle
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
42	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554131	358SA 2/21
4/2021

Semiannual report
John Hancock
Equity Income Fund
U.S. equity
February 28, 2021

A message to shareholders
Dear shareholder,
The U.S. stock market finished the six months ended February 28, 2021, with a strong gain. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher. As the period drew to a close, COVID-19 infections had significantly declined, the U.S. economy added more jobs, and the unemployment rate decreased.
Despite the good news, there are still obstacles. Some regional economies may have reopened too early and many industries will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Equity Income Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
15	Financial statements
18	Financial highlights
22	Notes to financial statements
32	More information
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2021 (% of net assets)
Wells Fargo & Company	3.3
General Electric Company	2.9
QUALCOMM, Inc.	2.6
The Southern Company	2.4
MetLife, Inc.	2.2
Chubb, Ltd.	2.2
American International Group, Inc.	2.1
United Parcel Service, Inc., Class B	2.0
TOTAL SE, ADR	2.0
Morgan Stanley	1.9
TOTAL	23.6
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 2/28/2021 (% of net assets)
United States	89.8
France	2.8
Switzerland	2.5
Ireland	1.5
Canada	1.1
Germany	1.0
Other countries	1.3
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-21	as of 2-28-21
Class A1	16.61	10.59	8.47	17.07	65.39	125.50	1.36	1.33
Class C1	20.95	10.95	8.57	21.84	68.10	127.51	0.74	0.71
Class 1[2]	23.28	12.13	9.23	23.52	77.27	141.79	1.78	1.75
Class NAV[2]	23.32	12.19	9.29	23.52	77.75	143.08	1.83	1.80
Index 1††	22.22	12.02	10.40	19.15	76.38	169.02	—	—
Index 2††	31.29	16.82	13.43	9.74	117.61	252.59	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class1 and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class 1	Class NAV
Gross (%)	1.16	1.86	0.78	0.73
Net (%)	1.14	1.85	0.77	0.72
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Equity Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-28-11	22,751	22,751	26,902	35,259
Class 1[2]	2-28-11	24,179	24,179	26,902	35,259
Class NAV[2]	2-28-11	24,308	24,308	26,902	35,259
The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,232.60	$6.20	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,228.40	10.06	1.82%
	Hypothetical example	1,000.00	1,015.80	9.10	1.82%
Class 1	Actual expenses/actual returns	1,000.00	1,235.20	4.16	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Class NAV	Actual expenses/actual returns	1,000.00	1,235.20	3.88	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-21 (unaudited)
	Shares	Value
Common stocks 96.9%		$2,087,589,294
(Cost $1,507,967,073)
Communication services 5.5%		117,586,264
Diversified telecommunication services 0.5%
AT&T, Inc.	209,890	5,853,832
Verizon Communications, Inc.	98,522	5,448,267
Entertainment 1.1%
The Walt Disney Company (A)	118,137	22,332,618
Media 3.9%
Comcast Corp., Class A	701,027	36,958,143
Fox Corp., Class B	465,881	14,875,580
News Corp., Class A	1,369,630	32,117,824
Consumer discretionary 4.6%		98,439,933
Auto components 0.1%
Magna International, Inc.	30,000	2,526,000
Automobiles 1.2%
General Motors Company	96,913	4,974,544
Volkswagen AG, ADR	990,455	20,712,890
Hotels, restaurants and leisure 1.2%
Las Vegas Sands Corp.	366,283	22,929,316
McDonald's Corp.	17,990	3,708,459
Leisure products 0.8%
Mattel, Inc. (A)(B)	818,469	16,533,074
Multiline retail 1.0%
Kohl's Corp.	372,406	20,575,432
Specialty retail 0.3%
The TJX Companies, Inc.	98,200	6,480,218
Consumer staples 6.8%		147,490,218
Beverages 0.5%
The Coca-Cola Company	232,216	11,376,262
Food and staples retailing 0.4%
Walmart, Inc.	61,647	8,009,178
Food products 3.1%
Bunge, Ltd.	83,929	6,427,283
Conagra Brands, Inc.	752,991	25,548,985
Mondelez International, Inc., Class A	17,026	905,102
Tyson Foods, Inc., Class A	521,469	35,287,807
Household products 1.0%
Kimberly-Clark Corp.	169,463	21,747,187
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	9

	Shares	Value
Consumer staples (continued)
Tobacco 1.8%
Altria Group, Inc.	156,481	$6,822,572
Philip Morris International, Inc.	373,314	31,365,842
Energy 6.8%		146,179,513
Energy equipment and services 0.6%
Halliburton Company	599,875	13,095,271
Oil, gas and consumable fuels 6.2%
Chevron Corp.	67,122	6,712,200
ConocoPhillips	49,200	2,558,892
Enbridge, Inc.	192,167	6,497,166
EOG Resources, Inc.	316,295	20,420,005
Exxon Mobil Corp.	357,767	19,451,792
Hess Corp.	71,332	4,674,386
Occidental Petroleum Corp.	142,163	3,782,957
Targa Resources Corp.	333,827	10,325,269
TC Energy Corp.	374,988	15,723,247
TOTAL SE, ADR (B)	925,395	42,938,328
Financials 22.2%		479,232,180
Banks 7.6%
Bank of America Corp.	223,555	7,759,594
Fifth Third Bancorp	1,111,754	38,566,746
JPMorgan Chase & Co.	153,207	22,547,474
The PNC Financial Services Group, Inc.	148,266	24,962,064
Wells Fargo & Company	1,949,048	70,497,067
Capital markets 5.3%
Franklin Resources, Inc.	207,919	5,441,240
Morgan Stanley	539,872	41,499,961
Raymond James Financial, Inc.	125,288	14,626,121
State Street Corp.	312,904	22,770,024
The Bank of New York Mellon Corp.	97,284	4,101,493
The Charles Schwab Corp.	165,549	10,217,684
The Goldman Sachs Group, Inc.	52,342	16,722,222
Diversified financial services 0.9%
Equitable Holdings, Inc.	635,787	18,800,222
Insurance 8.4%
American International Group, Inc.	1,030,454	45,288,453
Chubb, Ltd.	294,340	47,853,797
Loews Corp.	631,823	30,207,458
Marsh & McLennan Companies, Inc.	41,972	4,836,014
MetLife, Inc.	831,287	47,882,131
Willis Towers Watson PLC	21,086	4,652,415
10	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 11.8%		$253,221,470
Biotechnology 2.3%
AbbVie, Inc.	333,947	35,979,450
Biogen, Inc. (A)	20,312	5,542,739
Gilead Sciences, Inc.	142,971	8,778,419
Health care equipment and supplies 3.3%
Becton, Dickinson and Company	112,034	27,016,999
Medtronic PLC	283,620	33,175,031
Zimmer Biomet Holdings, Inc.	62,994	10,271,802
Health care providers and services 2.7%
Anthem, Inc.	112,791	34,197,103
CVS Health Corp.	347,762	23,693,025
Pharmaceuticals 3.5%
GlaxoSmithKline PLC	249,414	4,161,664
GlaxoSmithKline PLC, ADR (B)	109,752	3,688,765
Johnson & Johnson	185,136	29,336,651
Merck & Company, Inc.	110,900	8,053,558
Pfizer, Inc.	543,498	18,201,748
Sanofi, ADR	242,417	11,124,516
Industrials 12.0%		259,163,770
Aerospace and defense 2.6%
L3Harris Technologies, Inc.	165,480	30,102,467
The Boeing Company (A)	118,976	25,224,102
Air freight and logistics 2.0%
United Parcel Service, Inc., Class B	278,517	43,958,338
Airlines 0.4%
Alaska Air Group, Inc. (A)	107,168	6,968,063
Southwest Airlines Company	32,700	1,900,851
Building products 0.4%
Johnson Controls International PLC	144,060	8,037,107
Commercial services and supplies 0.7%
Stericycle, Inc. (A)	220,437	14,299,748
Electrical equipment 0.3%
Emerson Electric Company	78,302	6,726,142
Industrial conglomerates 2.9%
General Electric Company	5,055,929	63,401,350
Machinery 2.0%
Caterpillar, Inc.	68,499	14,787,564
Cummins, Inc.	10,200	2,582,640
Flowserve Corp.	50,485	1,867,945
PACCAR, Inc.	91,605	8,335,139
Snap-on, Inc.	73,899	15,009,626
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	11

	Shares	Value
Industrials (continued)
Professional services 0.7%
Nielsen Holdings PLC	712,302	$15,962,688
Information technology 9.2%		198,424,205
Communications equipment 1.5%
Cisco Systems, Inc.	719,632	32,289,888
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	49,883	6,486,286
Semiconductors and semiconductor equipment 5.7%
Applied Materials, Inc.	297,410	35,150,888
NXP Semiconductors NV	46,904	8,562,325
QUALCOMM, Inc.	404,715	55,118,136
Texas Instruments, Inc.	135,652	23,368,770
Software 1.7%
Citrix Systems, Inc.	63,600	8,495,688
Microsoft Corp.	124,590	28,952,224
Materials 6.2%		132,751,195
Chemicals 4.5%
Akzo Nobel NV	60,047	6,209,450
CF Industries Holdings, Inc.	830,190	37,591,003
DuPont de Nemours, Inc.	377,638	26,555,504
International Flavors & Fragrances, Inc.	165,869	22,476,908
PPG Industries, Inc.	31,183	4,204,092
Containers and packaging 1.7%
International Paper Company	719,320	35,714,238
Real estate 4.6%		99,333,859
Equity real estate investment trusts 4.6%
Equity Residential	418,728	27,388,998
Rayonier, Inc.	573,187	18,708,824
SL Green Realty Corp.	123,232	8,511,634
Welltower, Inc.	80,546	5,469,073
Weyerhaeuser Company	1,159,000	39,255,330
Utilities 7.2%		155,766,687
Electric utilities 3.8%
Duke Energy Corp.	32,100	2,747,439
Edison International	267,514	14,443,081
NextEra Energy, Inc.	185,917	13,661,181
The Southern Company	920,358	52,202,706
Multi-utilities 3.4%
Ameren Corp.	187,294	13,161,149
12	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc.	1,470,639	$31,765,802

Sempra Energy	239,570	27,785,329
Preferred securities 1.2%		$26,521,675
(Cost $26,429,931)
Health care 0.4%		8,218,227
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000% (B)	155,914	8,218,227
Utilities 0.8%		18,303,448
Electric utilities 0.7%
NextEra Energy, Inc., 5.279%	140,565	6,844,110
The Southern Company, 6.750%	174,337	8,394,327
Multi-utilities 0.1%
Sempra Energy, 6.750%	31,177	3,065,011

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.3%				$6,114,074
(Cost $4,801,683)
Financials 0.3%				6,114,074
Insurance 0.3%
AXA SA (C)	7.250	05-15-21	4,801,000	6,114,074

	Yield (%)	Shares	Value
Short-term investments 2.6%			$56,317,381
(Cost $56,306,360)
Short-term funds 2.6%			56,317,381
John Hancock Collateral Trust (D)	0.1222(E)	2,924,531	29,261,689
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0302(E)	1,500,049	1,500,049
T. Rowe Price Government Reserve Fund	0.0502(E)	25,555,643	25,555,643

Total investments (Cost $1,595,505,047) 101.0%	$2,176,542,424
Other assets and liabilities, net (1.0%)	(22,423,077)
Total net assets 100.0%	$2,154,119,347

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	13

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-21.
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $1,613,268,175. Net unrealized appreciation aggregated to $563,274,249, of which $589,151,992 related to gross unrealized appreciation and $25,877,743 related to gross unrealized depreciation.
14	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,566,254,379) including $28,566,554 of securities loaned	$2,147,280,735
Affiliated investments, at value (Cost $29,250,668)	29,261,689
Total investments, at value (Cost $1,595,505,047)	2,176,542,424
Dividends and interest receivable	4,514,541
Receivable for fund shares sold	509,356
Receivable for investments sold	4,331,458
Receivable for securities lending income	16,083
Other assets	73,185
Total assets	2,185,987,047
Liabilities
Payable for investments purchased	2,258,590
Payable for fund shares repurchased	73,556
Payable upon return of securities loaned	29,254,912
Payable to affiliates
Accounting and legal services fees	98,990
Transfer agent fees	6,285
Trustees' fees	1,159
Other liabilities and accrued expenses	174,208
Total liabilities	31,867,700
Net assets	$2,154,119,347
Net assets consist of
Paid-in capital	$1,582,023,985
Total distributable earnings (loss)	572,095,362
Net assets	$2,154,119,347

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($72,179,020 ÷ 3,661,487 shares)[1]	$19.71
Class C ($2,398,762 ÷ 121,380 shares)[1]	$19.76
Class 1 ($181,314,781 ÷ 9,186,569 shares)	$19.74
Class NAV ($1,898,226,784 ÷ 96,317,712 shares)	$19.71
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.75

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	15

STATEMENT OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Investment income
Dividends	$27,336,074
Interest	230,529
Securities lending	41,744
Less foreign taxes withheld	(417,584)
Total investment income	27,190,763
Expenses
Investment management fees	6,736,616
Distribution and service fees	147,661
Accounting and legal services fees	161,546
Transfer agent fees	37,056
Trustees' fees	16,484
Custodian fees	102,832
State registration fees	23,146
Printing and postage	17,173
Professional fees	51,358
Other	47,788
Total expenses	7,341,660
Less expense reductions	(289,153)
Net expenses	7,052,507
Net investment income	20,138,256
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	8,479,116
Affiliated investments	322
8,479,438
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	393,907,070
Affiliated investments	(8,588)
393,898,482
Net realized and unrealized gain	402,377,920
Increase in net assets from operations	$422,516,176
16	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$20,138,256	$41,683,877
Net realized gain	8,479,438	31,096,591
Change in net unrealized appreciation (depreciation)	393,898,482	(105,589,965)
Increase (decrease) in net assets resulting from operations	422,516,176	(32,809,497)
Distributions to shareholders
From earnings
Class A	(1,115,321)	(4,388,126)
Class C	(31,881)	(188,277)
Class 1	(3,257,991)	(15,745,750)
Class NAV	(33,629,031)	(123,011,350)
Total distributions	(38,034,224)	(143,333,503)
From fund share transactions	(115,802,810)	316,299,342
Total increase	268,679,142	140,156,342
Net assets
Beginning of period	1,885,440,205	1,745,283,863
End of period	$2,154,119,347	$1,885,440,205
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	17

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$16.28	$18.31	$20.97	$20.22	$18.50	$18.38
Net investment income[2]	0.15	0.33	0.36	0.31	0.36	0.36
Net realized and unrealized gain (loss) on investments	3.59	(0.90)	(0.84)	2.22	2.17	1.62
Total from investment operations	3.74	(0.57)	(0.48)	2.53	2.53	1.98
Less distributions
From net investment income	(0.20)	(0.38)	(0.36)	(0.33)	(0.40)	(0.33)
From net realized gain	(0.11)	(1.08)	(1.82)	(1.45)	(0.41)	(1.53)
Total distributions	(0.31)	(1.46)	(2.18)	(1.78)	(0.81)	(1.86)
Net asset value, end of period	$19.71	$16.28	$18.31	$20.97	$20.22	$18.50
Total return (%)[3,4]	23.26[5]	(3.96)	(0.94)	12.83	13.96	11.72
Ratios and supplemental data
Net assets, end of period (in millions)	$72	$59	$51	$43	$36	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.17	1.16	1.18	1.19	1.23
Expenses including reductions	1.12[6]	1.14	1.13	1.14	1.14	1.14
Net investment income	1.66[6]	1.99	1.97	1.52	1.85	2.08
Portfolio turnover (%)	11	31	26	19	21	40

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$16.32	$18.34	$21.00	$20.25	$18.52	$18.39
Net investment income[2]	0.09	0.22	0.24	0.17	0.22	0.24
Net realized and unrealized gain (loss) on investments	3.60	(0.90)	(0.86)	2.22	2.18	1.61
Total from investment operations	3.69	(0.68)	(0.62)	2.39	2.40	1.85
Less distributions
From net investment income	(0.14)	(0.26)	(0.22)	(0.19)	(0.26)	(0.19)
From net realized gain	(0.11)	(1.08)	(1.82)	(1.45)	(0.41)	(1.53)
Total distributions	(0.25)	(1.34)	(2.04)	(1.64)	(0.67)	(1.72)
Net asset value, end of period	$19.76	$16.32	$18.34	$21.00	$20.25	$18.52
Total return (%)[3,4]	22.84[5]	(4.60)	(1.66)	12.00	13.16	10.89
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$3	$3	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85[6]	1.87	1.86	1.88	1.89	1.93
Expenses including reductions	1.82[6]	1.84	1.83	1.84	1.86	1.89
Net investment income	0.98[6]	1.28	1.28	0.80	1.12	1.39
Portfolio turnover (%)	11	31	26	19	21	40

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	19

CLASS 1 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$16.30	$18.33	$20.99	$20.24	$18.51	$18.39
Net investment income[2]	0.18	0.40	0.43	0.39	0.44	0.40
Net realized and unrealized gain (loss) on investments	3.60	(0.91)	(0.85)	2.21	2.16	1.63
Total from investment operations	3.78	(0.51)	(0.42)	2.60	2.60	2.03
Less distributions
From net investment income	(0.23)	(0.44)	(0.42)	(0.40)	(0.46)	(0.38)
From net realized gain	(0.11)	(1.08)	(1.82)	(1.45)	(0.41)	(1.53)
Total distributions	(0.34)	(1.52)	(2.24)	(1.85)	(0.87)	(1.91)
Net asset value, end of period	$19.74	$16.30	$18.33	$20.99	$20.24	$18.51
Total return (%)[3]	23.52[4]	(3.58)	(0.57)	13.21	14.36	12.06
Ratios and supplemental data
Net assets, end of period (in millions)	$181	$160	$197	$235	$255	$271
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.79	0.80	0.82	0.83	0.85
Expenses including reductions	0.75[5]	0.76	0.77	0.78	0.79	0.81
Net investment income	2.02[5]	2.35	2.32	1.86	2.23	2.29
Portfolio turnover (%)	11	31	26	19	21	40

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$16.28	$18.31	$20.97	$20.22	$18.49	$18.37
Net investment income[2]	0.18	0.41	0.44	0.40	0.45	0.41
Net realized and unrealized gain (loss) on investments	3.60	(0.91)	(0.85)	2.21	2.16	1.63
Total from investment operations	3.78	(0.50)	(0.41)	2.61	2.61	2.04
Less distributions
From net investment income	(0.24)	(0.45)	(0.43)	(0.41)	(0.47)	(0.39)
From net realized gain	(0.11)	(1.08)	(1.82)	(1.45)	(0.41)	(1.53)
Total distributions	(0.35)	(1.53)	(2.25)	(1.86)	(0.88)	(1.92)
Net asset value, end of period	$19.71	$16.28	$18.31	$20.97	$20.22	$18.49
Total return (%)[3]	23.52[4]	(3.53)	(0.52)	13.28	14.44	12.13
Ratios and supplemental data
Net assets, end of period (in millions)	$1,898	$1,664	$1,495	$1,344	$1,377	$1,485
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[5]	0.74	0.75	0.77	0.78	0.80
Expenses including reductions	0.70[5]	0.71	0.72	0.73	0.74	0.76
Net investment income	2.08[5]	2.41	2.38	1.92	2.30	2.34
Portfolio turnover (%)	11	31	26	19	21	40

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide substantial dividend income and also long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
22	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$117,586,264	$117,586,264	—	—
Consumer discretionary	98,439,933	98,439,933	—	—
Consumer staples	147,490,218	147,490,218	—	—
Energy	146,179,513	146,179,513	—	—
Financials	479,232,180	479,232,180	—	—
Health care	253,221,470	249,059,806	$4,161,664	—
Industrials	259,163,770	259,163,770	—	—
Information technology	198,424,205	198,424,205	—	—
Materials	132,751,195	126,541,745	6,209,450	—
Real estate	99,333,859	99,333,859	—	—
Utilities	155,766,687	155,766,687	—	—
Preferred securities	26,521,675	26,521,675	—	—
Convertible bonds	6,114,074	—	6,114,074	—
Short-term investments	56,317,381	56,317,381	—	—
Total investments in securities	$2,176,542,424	$2,160,057,236	$16,485,188	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	23

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2021, the fund loaned securities valued at $28,566,554 and received $29,254,912 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
24	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $5,289.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	25

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and contingent payment debt instruments.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate net assets	Rate
First $100 million	0.800%
Between $100 million and $200 million	0.775%
Between $200 million and $500 million	0.750%
Between $500 million and $1 billion	0.725%
Between $1 billion and $1.5 billion	0.725%
Between $1.5 billion and $2 billion	0.700%
Between $2 billion and $3 billion	0.695%
Between $3 billion and $4 billion	0.690%
Between $4 billion and $5.5 billion	0.680%
Between $5.5 billion and $7.5 billion	0.675%
Excess over $7.5 billion	0.670%

When aggregate net assets exceed $200 million on any day, the annual rate of management fee for that day is 0.775% on the first $200 million of aggregate net assets.
When aggregate net assets exceed $500 million on any day, the annual rate of management fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
When aggregate net assets exceed $1 billion on any day, the annual rate of management fee for that day is 0.725% on the first $1 billion of aggregate net assets.
When aggregate net assets exceed $1.5 billion on any day, the annual rate of management fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
When aggregate net assets exceed $2 billion on any day, the annual rate of management fee for that day is 0.695% on the first $2 billion of aggregate net assets.
When aggregate net assets exceed $3 billion on any day, the annual rate of management fee for that day is 0.690% on the first $3 billion of aggregate net assets.
When aggregate net assets exceed $4 billion on any day, the annual rate of management fee for that day is 0.680% on the first $4 billion of aggregate net assets.
26	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

When aggregate net assets exceed $5.5 billion on any day, the annual rate of management fee for that day is 0.675% on the first $5.5 billion of aggregate net assets.
When aggregate net assets exceed $7.5 billion on any day, the annual rate of management fee for that day is 0.670% on the first $7.5 billion of aggregate net assets.
Aggregate net assets include the net assets of the fund, Equity Income Trust a series of John Hancock Variable Insurance Trust, and Manulife US Large Cap Value Equity Fund (Canada). The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the expenses of the class, as applicable, exceed 1.14%, of the class's average net assets. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to January 1, 2021, the Advisor contractually agreed to reduce its management fee or, if necessary, make payment to Class C shares in an amount equal to the amount by which the expenses of the class exceeded 1.89% of the class's average net assets.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.
For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$9,340
Class C	331
Class 1	24,668
Class	Expense reduction
Class NAV	$254,814
Total	$289,153

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.66% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	27

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $75,222 for the six months ended February 28, 2021. Of this amount, $12,776 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $62,446 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, CDSCs received by the Distributor amounted to $947 and $90 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$94,708	$35,781
Class C	11,235	1,275
Class 1	41,718	—
Total	$147,661	$37,056
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
28	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,604,680	1	0.665%	$48
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	460,375	$8,308,417	1,554,888	$25,312,918
Distributions reinvested	64,368	1,114,207	239,544	4,385,132
Repurchased	(502,182)	(8,769,373)	(933,389)	(14,771,777)
Net increase	22,561	$653,251	861,043	$14,926,273
Class C shares
Sold	12,290	$202,710	56,071	$862,900
Distributions reinvested	1,827	31,881	10,002	186,469
Repurchased	(23,940)	(420,266)	(78,537)	(1,274,676)
Net decrease	(9,823)	$(185,675)	(12,464)	$(225,307)
Class 1 shares
Sold	202,242	$3,669,121	369,627	$6,344,534
Distributions reinvested	189,007	3,257,991	860,662	15,745,751
Repurchased	(1,011,019)	(17,917,095)	(2,153,515)	(36,397,372)
Net decrease	(619,770)	$(10,989,983)	(923,226)	$(14,307,087)
Class NAV shares
Sold	2,522,314	$47,632,760	22,066,035	$348,311,566
Distributions reinvested	1,958,539	33,629,031	6,780,478	123,011,349
Repurchased	(10,395,256)	(186,542,194)	(8,289,636)	(155,417,452)
Net increase (decrease)	(5,914,403)	$(105,280,403)	20,556,877	$315,905,463
Total net increase (decrease)	(6,521,435)	$(115,802,810)	20,482,230	$316,299,342
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	29

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $203,529,530 and $340,376,983, respectively, for the six months ended February 28, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2021, funds within the John Hancock group of funds complex held 88.1% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	21.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.9%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,924,531	$44,936,717	$69,182,768	$(84,849,530)	$322	$(8,588)	$41,744	—	$29,261,689

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Other matters
The Trust and several of its funds, including the Equity Income Fund (the “fund”), were named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No.12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amount at issue for the Equity Income Fund is approximately $12 million. In addition, a group of Tribune creditors filed fifty three actions in various state and federal courts against former
30	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re: Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).
As of August 1, 2019, all claims related to this matter have been dismissed. However, two controlling rulings are being appealed- 1) the plaintiffs are seeking U.S. Supreme Court review of the Court of Appeals for the Second Circuit’s dismissal of the plaintiff’s state law constructive fraudulent conveyance claims; and 2) the plaintiffs are appealing the dismissal of the plaintiff’s intentional fraudulent transfer claim against the shareholder defendants. The appeals remain pending the Second Circuit Court of Appeals.
At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the fund’s net asset value.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	31

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
T. Rowe Price Associates, Inc.
Portfolio Managers
John D. Linehan, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554239	458SA 2/21
4/2021

Semiannual report
John Hancock
Floating Rate Income Fund
Fixed income
February 28, 2021

A message to shareholders
Dear shareholder,
The global stock markets rebounded from the challenges faced in early 2020 to largely post gains during the six months ended February 28, 2021. The results in the bond market have been much more mixed. While the U.S. and foreign high-yield markets have produced positive returns, investment-grade and government bonds have predominantly remained in the red.
Although the U.S. has benefited from a decrease in COVID-19 infections, an influx of new jobs, and a decline in the unemployment rate, other global economies have not fared as well. Some economies may have reopened too early and many industries worldwide will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
39	Financial statements
43	Financial highlights
49	Notes to financial statements
60	More information
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The S&P/LSTA Leveraged Loan Index tracks the market-weighted performance of the largest U.S. dollar-denominated institutional leveraged loans.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2021 (% of total investments)

SECTOR COMPOSITION AS OF 2/28/2021 (% of total investments)

QUALITY COMPOSITION AS OF 2/28/2021 (% of total investments)

SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-21 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 2/28/2021 (% of total investments)
United States	83.0
Luxembourg	3.9
United Kingdom	2.5
France	2.2
Canada	1.7
Netherlands	1.2
Ireland	1.1
Other countries	4.4
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-21	as of 2-28-21
Class A	2.93	5.13	3.06	3.85	28.40	35.20	3.31	3.11
Class C	3.66	4.85	2.58	5.07	26.73	29.03	2.65	2.45
Class I1	5.70	5.90	3.63	6.47	33.19	42.80	3.63	3.44
Class R6[1,2]	5.93	6.04	3.65	6.65	34.05	43.15	3.74	3.48
Class 1[1]	5.90	6.00	3.71	6.65	33.81	43.95	3.70	3.49
Class NAV[1]	5.95	6.04	3.76	6.66	34.10	44.66	3.74	3.54
Index††	5.77	5.85	4.25	6.31	32.90	51.63	—	—
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.19	1.94	0.94	0.83	0.87	0.82
Net (%)	1.01	1.76	0.78	0.67	0.71	0.67
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index 1 is the S&P/LSTA Leveraged Loan Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the S&P/LSTA Leveraged Loan Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	2-28-11	12,903	12,903	15,163
Class I1	2-28-11	14,280	14,280	15,163
Class R6[1,2]	2-28-11	14,315	14,315	15,163
Class 1[1]	2-28-11	14,395	14,395	15,163
Class NAV[1]	2-28-11	14,466	14,466	15,163
The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.
The S&P/LSTA Leveraged Loan Index tracks the market-weighted performance of the largest U.S. dollar-denominated institutional leveraged loans.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
[2]	Class R6 shares were first offered on 9-1-11. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,064.80	$5.12	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Class C	Actual expenses/actual returns	1,000.00	1,060.70	8.94	1.75%
	Hypothetical example	1,000.00	1,016.10	8.75	1.75%
Class I	Actual expenses/actual returns	1,000.00	1,064.70	3.94	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Class R6	Actual expenses/actual returns	1,000.00	1,066.50	3.43	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class 1	Actual expenses/actual returns	1,000.00	1,066.50	3.59	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Class NAV	Actual expenses/actual returns	1,000.00	1,066.60	3.38	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 89.9%					$883,110,034
(Cost $873,237,296)
Communication services 11.9%					117,316,683
Diversified telecommunication services 3.6%
Cablevision Lightpath LLC, Term Loan B (1 month LIBOR + 3.250%)	3.750	11-30-27		1,040,313	1,042,051
Cincinnati Bell, Inc., 2017 Term Loan (1 month LIBOR + 3.250%)	4.250	10-02-24		2,818,952	2,817,373
Cyxtera DC Holdings, Inc., 2nd Lien Term Loan (3 month LIBOR + 7.250%)	8.250	05-01-25		550,219	546,715
Cyxtera DC Holdings, Inc., Incremental Term Loan (6 month LIBOR + 4.000%)	5.000	05-01-24		510,084	502,433
Cyxtera DC Holdings, Inc., Term Loan B (3 month LIBOR + 3.000%)	4.000	05-01-24		4,824,841	4,755,170
Frontier Communications Corp., 2020 DIP Exit Term Loan (1 month LIBOR + 4.750%)	5.750	10-08-21		1,432,679	1,442,536
Intelsat Jackson Holdings SA, 2017 Term Loan B5 (B)	0.000	01-02-24		3,627,551	3,695,568
Intelsat Jackson Holdings SA, 2020 DIP Term Loan (1 and 3 month LIBOR + 5.500%)	6.500	07-13-22		273,888	277,911
Iridium Satellite LLC, 2021 Term Loan B (1 month LIBOR + 2.750%)	3.750	11-04-26		1,829,771	1,838,261
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.865	03-01-27		4,498,066	4,482,143
Lumen Technologies, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	2.365	03-15-27		4,559,274	4,539,578
Radiate Holdco LLC, 2020 Term Loan (1 month LIBOR + 3.500%)	4.250	09-25-26		5,536,623	5,552,956
Telesat LLC, Term Loan B5 (1 month LIBOR + 2.750%)	2.870	12-07-26		1,217,961	1,203,736
Zayo Group Holdings, Inc., USD Term Loan (1 month LIBOR + 3.000%)	3.115	03-09-27		2,812,711	2,807,339
Entertainment 0.8%
Technicolor SA, 2020 EUR Delayed Draw Term Loan B2 (6 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-30-24	EUR	330,379	434,993
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Entertainment (continued)
Technicolor SA, 2020 EUR Super Senior Term Loan (3 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-30-24	EUR	281,804	$371,744
Technicolor SA, 2020 EUR Term Loan B1 (3 month EURIBOR + 3.000% or 3.000% PIK)	3.000	12-31-24	EUR	246,926	268,880
Technicolor SA, 2020 PIK USD New Money Term Loan (6 month LIBOR + 6.000% or 6.000% PIK)	6.235	06-30-24		87,575	95,184
Technicolor SA, 2020 USD Term Loan B2 (3 month LIBOR + 2.750% or 3.000% PIK)	3.025	12-31-24		1,777,483	1,604,179
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 2.750%)	2.903	05-18-25		5,249,625	4,968,402
William Morris Endeavor Entertainment LLC, 2020 Term Loan B2 (1 month LIBOR + 8.500%)	8.615	05-18-25		605,969	637,280
Interactive media and services 1.9%
Adevinta ASA, USD Term Loan B (C)	TBD	10-13-27		413,497	416,081
Arches Buyer, Inc., 2020 Term Loan (1 month LIBOR + 3.250%)	4.250	12-06-27		1,923,545	1,920,544
Arches Buyer, Inc., 2021 Term Loan B (C)	TBD	12-06-27		1,428,571	1,426,343
Endure Digital, Inc., Term Loan (C)	TBD	02-10-28		2,182,221	2,165,855
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.615	09-13-24		6,687,020	6,661,008
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.750	09-13-24		665,326	666,577
The Knot Worldwide, Inc., 1st Lien Term Loan (2 and 3 month LIBOR + 4.500%)	4.711	12-19-25		3,546,279	3,506,383
ZoomInfo LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.115	11-02-25		1,550,145	1,550,145
Media 5.4%
Alchemy Copyrights LLC, Term Loan B (1 month LIBOR + 3.250%)	4.000	08-16-27		474,766	474,766
Altice Financing SA, 2017 USD Term Loan B (1 month LIBOR + 2.750%)	2.857	07-15-25		4,146,191	4,103,237
Altice France SA, USD Term Loan B12 (1 month LIBOR + 3.688%)	3.800	01-31-26		3,494,865	3,482,843
10	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.500%)	3.615	08-15-25		4,046,939	$4,039,250
CSC Holdings LLC, 2017 Term Loan B1 (1 month LIBOR + 2.250%)	2.361	07-17-25		2,187,947	2,174,075
CSC Holdings LLC, 2018 Incremental Term Loan (1 month LIBOR + 2.250%)	2.361	01-15-26		1,541,600	1,531,688
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%)	2.611	04-15-27		4,536,171	4,517,029
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	3.115	05-01-26		386,779	382,815
Lorca Finco PLC, EUR New Money Term Loan B2 (6 month EURIBOR + 4.250%)	4.250	09-17-27	EUR	3,414,279	4,146,978
Mediaocean LLC, Term Loan B (1 month LIBOR + 4.000%)	4.115	08-18-25		1,364,568	1,361,157
National CineMedia LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	4.000	06-20-25		384,284	351,620
Newco Financing Partnership, 2020 USD Term Loan B1 (1 month LIBOR + 3.500%)	3.612	01-31-29		585,644	586,376
Paradocs Holding Sarl, 2021 EUR Term Loan B (C)	TBD	02-11-28	EUR	471,966	570,265
Recorded Books, Inc., 2021 Term Loan (3 month LIBOR + 4.000%)	4.113	08-29-25		3,015,024	3,016,924
Research Now Group LLC, 2017 1st Lien Term Loan (6 month LIBOR + 5.500%)	6.500	12-20-24		4,003,039	3,997,035
Springer Nature Deutschland GmbH, 2021 USD Term Loan B18 (C)	TBD	08-14-26		863,646	866,021
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%)	2.112	04-30-28		3,364,642	3,342,199
The EW Scripps Company, 2020 Term Loan B3 (1 month LIBOR + 3.000%)	3.750	01-07-28		915,263	915,977
UPC Broadband Holding BV, 2020 EUR Term Loan AU (6 month EURIBOR + 2.500%)	2.500	04-30-29	EUR	663,626	798,032
UPC Financing Partnership, 2020 USD Term Loan AT (1 month LIBOR + 2.250%)	2.362	04-30-28		1,153,790	1,146,671
UPC Financing Partnership, 2020 USD Term Loan B2 (1 month LIBOR + 3.500%)	3.612	01-31-29		585,644	586,376
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Virgin Media Bristol LLC, 2020 USD Term Loan Q (C)	TBD	01-31-29		2,804,661	$2,804,325
WideOpenWest Finance LLC, 2017 Term Loan B (1 month LIBOR + 3.250%)	4.250	08-18-23		4,403,782	4,401,933
Ziggo Financing Partnership, USD Term Loan I (1 month LIBOR + 2.500%)	2.612	04-30-28		3,753,885	3,730,949
Wireless telecommunication services 0.2%
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%)	3.750	11-12-27		1,131,447	1,135,690
Matterhorn Telecom SA, 2020 EUR Term Loan B (3 month EURIBOR + 2.625%)	2.625	09-15-26	EUR	546,971	655,084
Consumer discretionary 14.7%					144,233,540
Auto components 0.5%
IXS Holdings, Inc., 2020 Term Loan B (1 month LIBOR + 4.250%)	5.250	03-05-27		1,825,200	1,835,695
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.500	01-31-28		3,245,701	3,248,005
Automobiles 1.7%
BBD Bidco, Ltd., GBP Term Loan B1 (6 month GBP LIBOR + 4.750%)	4.839	11-13-26	GBP	2,103,138	2,908,116
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (3 month LIBOR + 8.250%)	8.484	04-10-26		4,283,454	4,336,997
OEConnection LLC, 2019 Term Loan B (1 month LIBOR + 4.000%)	4.115	09-25-26		1,629,262	1,621,116
RVR Dealership Holdings LLC, Term Loan B (Prime rate + 3.000%)	6.250	01-28-28		2,865,300	2,854,555
Thor Industries, Inc., EUR Term Loan B (1 month EURIBOR + 4.000%)	4.000	02-01-26	EUR	748,191	905,439
Thor Industries, Inc., USD Term Loan B (1 month LIBOR + 3.750%)	3.875	02-01-26		530,090	530,588
Wheel Pros, Inc., 2020 Term Loan (1 month LIBOR + 5.250%)	6.250	11-06-27		3,915,808	3,906,018
Distributors 0.5%
Northwest Fiber LLC, 2021 Term Loan (3 month LIBOR + 3.750%)	3.750	04-30-27		2,363,067	2,370,463
12	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Distributors (continued)
Polyconcept North America Holdings, Inc., USD 2016 Term Loan B (3 month LIBOR + 4.500%)	5.500	08-16-23		2,958,957	$2,844,298
Diversified consumer services 2.2%
Cambium Learning Group, Inc., Term Loan B (3 month LIBOR + 4.500%)	4.754	12-18-25		2,986,333	2,987,587
Midas Intermediate Holdco II LLC, 2020 Term Loan B (3 month LIBOR + 6.750%)	7.500	12-22-25		3,526,888	3,600,741
PCI Gaming Authority, Term Loan (1 month LIBOR + 2.500%)	2.615	05-29-26		1,891,892	1,888,732
Prometric Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.000	01-29-25		1,862,133	1,810,924
Safe Fleet Holdings LLC, 2018 1st Lien Term Loan (6 month LIBOR + 3.000%)	4.000	02-03-25		3,162,364	3,107,022
SRS Distribution, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.115	05-23-25		4,968,691	4,930,183
Verisure Holding AB, 2020 EUR Term Loan B (6 month EURIBOR + 3.500%)	3.500	07-20-26	EUR	706,977	855,136
Verisure Holding AB, 2021 Euro Term Loan (C)	TBD	01-15-28	EUR	1,319,895	1,593,524
Verisure Holding AB, EUR Term Loan B1E (1 month EURIBOR + 2.750%)	2.750	10-20-22	EUR	622,808	752,389
Hotels, restaurants and leisure 5.4%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%)	3.865	02-02-26		5,477,448	5,267,497
Aristocrat International Pty, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	1.973	10-19-24		2,380,635	2,375,803
Aristocrat International Pty, Ltd., 2020 Incremental Term Loan B (3 month LIBOR + 3.750%)	4.750	10-19-24		304,320	305,905
Awaze, Ltd., 2018 EUR Term Loan B (C)	TBD	04-30-25	EUR	2,783,620	3,340,945
Awaze, Ltd., Term Loan B (C)	TBD	05-09-25	EUR	1,132,880	1,359,195
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	2.865	12-23-24		3,576,988	3,543,471
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 4.500%)	4.615	07-21-25		651,182	652,745
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carrols Restaurant Group, Inc., Term Loan B (1 and 3 month LIBOR + 3.250%)	3.427	04-30-26		3,326,443	$3,288,322
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan (2 and 3 month LIBOR + 4.000%)	4.211	03-29-24		4,275,580	3,759,859
CityCenter Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	2.365	04-18-24		2,023,367	2,005,278
Connect Finco SARL, 2021 Term Loan B (1 month LIBOR + 3.500%)	4.500	12-11-26		1,329,799	1,334,067
Global Business Travel Holdings, Ltd., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.611	08-13-25		2,128,565	2,039,868
HNVR Holdco, Ltd., EUR Term Loan B (6 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	1,605,335	1,755,680
HNVR Holdco, Ltd., Term Loan C (6 month EURIBOR + 4.500%)	4.500	09-12-25	EUR	2,352,406	2,561,563
Hurtigruten Group AS, 2020 EUR Term Loan C (3 month EURIBOR + 8.000%)	8.000	06-11-23	EUR	1,777,599	2,039,048
Hurtigruten Group AS, EUR Term Loan B (C)	TBD	02-24-25	EUR	624,041	670,588
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%)	4.250	12-15-27		1,429,833	1,434,680
IRB Holding Corp., 2020 Term Loan B (6 month LIBOR + 2.750%)	3.750	02-05-25		1,890,633	1,900,086
Lakeland Holdings LLC, 2020 HoldCo Term Loan	13.250	09-25-27		380,491	138,244
Lakeland Tours LLC, 2020 Priority Exit PIK Term Loan (3 month LIBOR + 6.000% or 6.000% PIK)	7.250	09-25-23		169,793	169,509
Lakeland Tours LLC, 2020 Second Out Term Loan (3 month LIBOR + 1.500% or 6.000% PIK)	2.750	09-25-25		304,761	272,761
Lakeland Tours LLC, 2020 Third Out Term Loan (3 month LIBOR + 1.500% or 6.000% PIK)	2.750	09-25-25		382,582	253,778
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	1.865	11-19-26		3,832,228	3,793,292
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%)	2.865	08-14-24		3,578,704	3,519,262
14	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Travel Leaders Group LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	4.115	01-25-24		3,996,099	$3,718,890
Wyndham Hotels & Resorts, Inc., Term Loan B (1 month LIBOR + 1.750%)	1.865	05-30-25		1,824,469	1,815,602
Household durables 0.6%
Acproducts, Inc., 2020 Term Loan B (3 month LIBOR + 6.500%)	7.500	08-18-25		3,536,166	3,613,537
LSFX Flavum Bidco SA, 2020 EUR Term Loan (C)	TBD	02-12-27	EUR	1,410,972	1,703,686
Leisure products 1.4%
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (1 month EURIBOR + 5.000%)	5.000	02-19-26	EUR	794,686	960,631
Abe Investment Holdings, Inc., 2019 USD Term Loan B (1 month LIBOR + 4.500%)	4.625	02-19-26		3,966,248	3,942,093
Amer Sports Holding Oy, EUR Term Loan B (6 month EURIBOR + 4.500%)	4.500	03-30-26	EUR	2,578,009	3,069,409
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.615	08-05-24		2,870,415	2,867,430
PlayPower, Inc., 2019 Term Loan (3 month LIBOR + 5.500%)	5.740	05-08-26		1,244,048	1,222,277
Recess Holdings, Inc. 2017 1st Lien Term Loan (3 and 6 month LIBOR + 3.750%)	4.750	09-30-24		1,251,954	1,238,395
Specialty retail 2.2%
Ascena Retail Group, Inc., 2015 Term Loan B (B)	0.000	08-21-22		2,333,303	463,161
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%)	3.500	11-08-23		3,168,304	3,163,171
Eyemart Express LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.000	08-04-24		1,264,454	1,260,762
Harbor Freight Tools USA, Inc., 2020 Term Loan B (1 month LIBOR + 3.250%)	4.000	10-19-27		4,072,575	4,089,558
Mavis Tire Express Services Corp., 2018 1st Lien Term Loan (3 month LIBOR + 3.250%)	3.504	03-20-25		4,687,157	4,653,175
Mavis Tire Express Services Corp., 2020 Add-On Term Loan B (3 month LIBOR + 4.000%)	5.000	03-20-25		917,197	920,068
Petco Health & Wellness Company, Inc., 2021 Term Loan B (C)	TBD	02-24-28		2,132,283	2,129,618
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
PetSmart, Inc., 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	02-12-28		2,262,857	$2,277,701
Winterfell Financing Sarl, EUR Term Loan B (C)	TBD	02-18-28	EUR	1,973,402	2,370,342
Textiles, apparel and luxury goods 0.2%
Calceus Acquisition, Inc., Term Loan B (3 month LIBOR + 5.500%)	5.690	02-12-25		1,476,765	1,358,624
New Trojan Parent, Inc., Term Loan (3 month LIBOR + 3.250%)	3.750	01-06-28		725,979	726,436
Consumer staples 3.2%					31,462,137
Beverages 0.2%
Refresco Holding BV, EUR Term Loan B1 (3 month EURIBOR + 3.250%)	3.250	03-28-25	EUR	1,425,082	1,721,050
Food and staples retailing 1.4%
Bellis Acquisition Company PLC, 2021 EUR Term Loan B (C)	TBD	12-31-26	EUR	474,619	575,377
Casino Guichard Perrachon SA, EUR Term Loan B (3 month EURIBOR + 5.500%)	5.500	01-31-24	EUR	4,502,012	5,459,608
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	3.802	05-23-25		3,753,275	3,729,817
L1R HB Finance, Ltd., GBP Term Loan B (C)	TBD	09-02-24	GBP	3,000,000	3,889,118
Food products 0.8%
Cookie Acquisition SASU, EUR Term Loan (6 month EURIBOR + 4.000%)	4.000	02-15-27	EUR	1,563,396	1,860,719
Froneri Lux FinCo SARL, 2020 EUR Term Loan (6 month EURIBOR + 2.625%)	2.625	01-29-27	EUR	1,752,602	2,103,776
Froneri US, Inc., 2020 USD Term Loan (1 month LIBOR + 2.250%)	2.365	01-29-27		618,350	612,587
Upfield BV, 2018 EUR Term Loan B1 (1 and 6 month EURIBOR + 3.500%)	3.500	07-02-25	EUR	3,100,258	3,704,073
Household products 0.6%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.250	12-22-26		4,198,250	4,192,121
Reynolds Consumer Products LLC, Term Loan (1 month LIBOR + 1.750%)	1.865	02-04-27		810,742	811,350
16	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products (continued)
Spectrum Brands, Inc., 2021 Term Loan (C)	TBD	02-19-28	408,291	$409,312
Personal products 0.2%
Coty, Inc., 2018 USD Term Loan B (3 month LIBOR + 2.250%)	2.374	04-07-25	565,433	545,818
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (3 month LIBOR + 4.000%)	5.000	10-01-26	1,841,427	1,847,411
Energy 0.6%				5,911,435
Oil, gas and consumable fuels 0.6%
Delek US Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	2.365	03-31-25	2,321,237	2,272,885
Lower Cadence Holdings LLC, Term Loan B (1 month LIBOR + 4.000%)	4.115	05-22-26	1,195,350	1,171,945
Lucid Energy Group II Borrower LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.000	02-17-25	595,230	571,915
Northriver Midstream Finance LP, 2018 Term Loan B (3 month LIBOR + 3.250%)	3.488	10-01-25	1,891,542	1,874,689
Quicksilver Resources, Inc., New 2nd Lien Term Loan (B)(D)	0.000	06-21-21	20,001,303	20,001
Financials 6.6%				65,003,128
Capital markets 1.7%
AqGen Ascensus, Inc., 2020 Term Loan (3 month LIBOR + 4.000%)	5.000	12-13-26	4,743,939	4,761,728
ION Trading Finance, Ltd., USD Incremental Term Loan B (3 month LIBOR + 4.000%)	5.000	11-21-24	4,738,312	4,744,235
Jane Street Group LLC, 2021 Term Loan (1 month LIBOR + 2.750%)	2.865	01-26-28	4,825,294	4,809,805
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan (3 month LIBOR + 6.750%)	7.750	11-28-23	2,619,103	2,625,650
Consumer finance 0.1%
Tegra118 Wealth Solutions, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	4.939	02-18-27	685,381	687,094
Diversified financial services 2.3%
Advisor Group Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.500%)	4.615	07-31-26	3,480,917	3,485,755
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Diversified financial services (continued)
Citadel Securities LP, 2021 Term Loan B (1 week LIBOR + 2.500%)	2.593	02-29-28		7,437,465	$7,393,868
CPC Acquisition Corp., Second Lien Term Loan (3 month LIBOR + 7.750%)	8.500	12-29-28		1,623,176	1,635,350
CPC Acquisition Corp., Term Loan (3 month LIBOR + 3.750%)	4.500	12-29-27		1,383,409	1,382,261
Crown Finance US, Inc., 2018 USD Term Loan (3 month LIBOR + 2.500%)	2.754	02-28-25		2,281,112	1,971,611
Crown Finance US, Inc., 2020 Term Loan B1 (C)	TBD	05-23-24		299,480	381,088
DRW Holdings LLC, 2021 Term Loan (C)	TBD	02-24-28		1,465,150	1,461,487
GT Polaris, Inc., Term Loan B (3 month LIBOR + 4.000%)	5.000	09-24-27		651,390	654,034
Marnix SAS, 2019 EUR Term Loan B (3 month EURIBOR + 3.250%)	3.250	11-19-26	EUR	1,576,303	1,898,618
Nexus Buyer LLC, Term Loan B (3 month LIBOR + 3.750%)	3.932	11-09-26		2,153,055	2,147,005
Insurance 1.6%
Alliant Holdings Intermediate LLC, 2020 Term Loan B3 (1 month LIBOR + 3.750%)	4.250	10-08-27		335,360	335,709
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%)	3.365	05-09-25		4,147,809	4,116,410
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%)	3.365	05-09-25		1,019,328	1,012,111
Amerilife Holdings LLC, 2020 Term Loan (3 month LIBOR + 4.000%)	4.123	03-18-27		2,069,482	2,066,026
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%)	3.115	11-03-23		2,378,264	2,373,317
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	3.365	07-31-27		589,812	587,601
Baldwin Risk Partners LLC, Term Loan B (3 month LIBOR + 4.000%)	4.750	10-14-27		1,473,493	1,480,860
Cross Financial Corp., Term Loan (1 month LIBOR + 4.500%)	5.500	09-15-27		644,160	645,770
HUB International, Ltd., 2018 Term Loan B (2 and 3 month LIBOR + 2.750%)	2.965	04-25-25		3,128,723	3,094,213
18	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Mortgage real estate investment trusts 0.9%
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month LIBOR + 2.750%)	2.861	05-15-26		529,091	$515,864
Blackstone Mortgage Trust, Inc., 2020 Term Loan B (1 month LIBOR + 4.750%)	5.750	04-23-26		1,744,520	1,748,881
Blackstone Mortgage Trust, Inc., Term Loan B (C)	TBD	04-23-26		623,041	613,695
Claros Mortgage Trust, Inc., Term Loan B (1 month LIBOR + 5.000%)	6.000	08-09-26		3,919,820	3,929,620
Kref Holdings X LLC, Term Loan B (3 month LIBOR + 4.750%)	5.750	08-05-27		1,363,229	1,366,637
Starwood Property Mortgage LLC, 2020 Incremental Term Loan B2 (3 month LIBOR + 3.500%)	4.250	07-26-26		1,076,825	1,076,825
Health care 12.9%					127,079,784
Biotechnology 0.1%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (1 week LIBOR + 2.000%)	2.090	11-15-27		1,225,818	1,222,238
Health care equipment and supplies 1.4%
ASP Navigate Acquisition Corp., Term Loan (1 and 3 month LIBOR + 4.500%)	5.500	10-06-27		718,741	721,436
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (1 month LIBOR + 3.750%)	3.865	02-27-26		2,455,393	2,418,096
Golden State Buyer, Inc., Term Loan (1 month LIBOR + 4.750%)	5.500	06-21-26		2,108,944	2,108,944
Ortho-Clinical Diagnostics SA, 2018 Term Loan B (1 month LIBOR + 3.250%)	3.363	06-30-25		941,720	942,897
Ortho-Clinical Diagnostics SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	06-30-25	EUR	1,371,930	1,654,409
Protective Industrial Products, Inc., 2021 Term Loan (3 month LIBOR + 4.000%)	4.750	01-20-28		778,312	778,312
Solenis Holdings LLC, 2018 1st Lien Term Loan (3 month LIBOR + 4.000%)	4.233	06-26-25		3,508,883	3,509,093
Solenis International LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 8.500%)	8.690	06-26-26		2,100,000	2,098,257
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services 6.3%
21st Century Oncology Holdings, Inc., 2020 EUR Term Loan B4 (3 month EURIBOR + 4.750%)	4.750	05-14-27	EUR	1,782,202	$2,156,467
21st Century Oncology Holdings, Inc., 2020 USD Term Loan B5 (3 month LIBOR + 5.000%)	5.188	05-14-27		523,747	523,312
Da Vinci Purchaser Corp., 2019 Term Loan (3 month LIBOR + 4.000%)	5.000	01-08-27		1,307,478	1,311,296
DaVita, Inc., 2020 Term Loan B (1 month LIBOR + 1.750%)	1.865	08-12-26		1,689,654	1,684,619
Dentalcorp Health Services ULC, 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.750	06-06-25		5,746,933	5,702,050
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%)	3.962	08-03-26		3,360,456	3,365,195
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.865	10-10-25		2,365,841	2,029,892
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.500	02-04-27		3,223,608	3,234,794
eResearchTechnology, Inc., 2021 Incremental Term Loan (C)	TBD	02-04-27		1,588,243	1,593,754
HCA, Inc., Term Loan B12 (1 month LIBOR + 1.750%)	1.865	03-13-25		1,765,777	1,769,096
MED ParentCo LP, 1st Lien Delayed Draw Term Loan (1 month LIBOR + 4.250%)	4.365	08-31-26		756,034	745,117
MED ParentCo LP, 1st Lien Term Loan (1 month LIBOR + 4.250%)	4.365	08-31-26		3,014,867	2,971,332
National Mentor Holdings, Inc., 2019 Term Loan B (1 and 3 month LIBOR + 4.250%)	4.373	03-09-26		3,528,125	3,523,150
National Mentor Holdings, Inc., 2019 Term Loan C (1 month LIBOR + 4.250%)	4.397	03-09-26		155,841	155,621
National Mentor Holdings, Inc., 2020 Incremental Term Loan B (C)	TBD	03-09-26		34,350	34,302
National Mentor Holdings, Inc., 2020 Incremental Term Loan C (C)	TBD	03-09-26		796	795
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (C)	TBD	02-17-29		1,136,611	1,142,295
National Mentor Holdings, Inc., 2021 Delayed Draw Term Loan (C)	TBD	02-18-28		493,272	492,286
20	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
National Mentor Holdings, Inc., 2021 Term Loan (C)	TBD	02-18-28		4,410,442	$4,401,621
National Mentor Holdings, Inc., 2021 Term Loan C (C)	TBD	02-18-28		145,309	145,018
Option Care Health, Inc., Term Loan B (1 month LIBOR + 3.750%)	3.865	08-06-26		3,213,452	3,214,127
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	3.871	03-31-27		2,913,254	2,916,167
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	2.865	02-14-25		3,754,439	3,713,778
Precision Medicine Group LLC, 2021 Term Loan (3 month LIBOR + 3.000%)	3.750	11-18-27		2,676,208	2,676,208
Select Medical Corp., 2017 Term Loan B (3 month LIBOR + 2.250%)	2.530	03-06-25		2,311,885	2,304,672
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.750	02-06-24		1,198,242	1,117,361
U.S. Anesthesia Partners, Inc., 2017 Term Loan (6 month LIBOR + 3.000%)	4.000	06-23-24		3,166,895	3,143,650
Upstream Newco, Inc., 2019 Term Loan (1 month LIBOR + 4.500%)	4.615	11-20-26		1,761,914	1,767,059
US Radiology Specialists, Inc., 2020 Term Loan (3 month LIBOR + 5.500%)	6.250	12-10-27		2,492,771	2,509,397
VetCor Professional Practices LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%)	3.198	07-02-25		2,040,306	2,017,352
Health care technology 1.7%
Athenahealth, Inc., 2021 Term Loan B1 (3 month LIBOR + 4.250%)	4.453	02-11-26		5,352,082	5,381,198
Bioclinica-Synowledge Holdings Corp., 1st Lien Term Loan (1 month LIBOR + 4.250%)	5.250	10-20-23		3,955,081	3,955,081
CAB SELAS, EUR Term Loan B (C)	TBD	01-28-28	EUR	824,516	993,945
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%)	3.500	03-01-24		2,145,076	2,146,299
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.250	06-28-24		2,923,524	2,921,098
Imprivata, Inc., Term Loan (1 month LIBOR + 3.750%)	4.250	12-01-27		1,049,553	1,053,929
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	21

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Life sciences tools and services 0.6%
Cambrex Corp., 2021 Term Loan (1 month LIBOR + 3.500%)	4.250	12-04-26		593,652	$595,878
Maravai Intermediate Holdings LLC, 2020 Term Loan B (3 month LIBOR + 4.250%)	5.250	10-19-27		930,843	936,661
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.500	11-30-27		1,241,961	1,245,687
PAREXEL International Corp., Term Loan B (1 month LIBOR + 2.750%)	2.865	09-27-24		1,990,059	1,978,338
Syneos Health, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	1.865	08-01-24		997,375	997,585
Pharmaceuticals 2.8%
AI Sirona Luxembourg Acquisition Sarl, 2021 EUR Term Loan B (1 month EURIBOR + 3.750%)	3.750	09-29-25	EUR	1,440,813	1,737,249
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 month LIBOR + 3.500%)	3.625	05-04-25		5,850,497	5,761,803
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.118	06-02-25		6,055,496	6,060,825
Curium Bidco Sarl, 2020 USD 2nd Lien Term Loan (C)	TBD	10-27-28		887,300	898,391
Curium Bidco Sarl, 2020 USD Term Loan (C)	TBD	12-02-27		550,785	545,277
Curium Bidco Sarl, USD Term Loan B (3 month LIBOR + 3.750%)	4.004	07-09-26		2,518,540	2,505,948
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%)	1.873	08-01-27		1,181,885	1,178,930
Endo International PLC, 2017 Term Loan B (3 month LIBOR + 4.250%)	5.000	04-29-24		4,761,530	4,727,819
Horizon Therapeutics USA, Inc., 2021 Term Loan B (C)	TBD	02-26-28		1,565,773	1,561,859
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%)	3.865	09-30-24		2,076,511	2,080,519
Industrials 13.6%					133,299,725
Aerospace and defense 1.9%
Bleriot US Bidco, Inc., 2021 Term Loan B (3 month LIBOR + 4.000%)	4.131	10-30-26		1,148,111	1,152,772
Jazz Acquisition, Inc., 2019 1st Lien Term Loan (1 month LIBOR + 4.250%)	4.360	06-19-26		655,652	624,371
22	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Maxar Technologies, Ltd., Term Loan B (1 month LIBOR + 2.750%)	2.870	10-04-24		2,188,585	$2,166,306
Spirit AeroSystems, Inc., 2020 Term Loan B (1 month LIBOR + 5.250%)	6.000	01-15-25		844,210	847,376
Standard Aero, Ltd., 2020 CAD Term Loan B2 (3 month LIBOR + 3.500%)	3.754	04-06-26		1,508,771	1,456,643
The NORDAM Group, Inc., Term Loan B (1 month LIBOR + 5.500%)	5.625	04-09-26		2,038,115	1,946,400
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%)	2.365	05-30-25		945,572	932,995
TransDigm, Inc., 2020 Term Loan F (1 month LIBOR + 2.250%)	2.365	12-09-25		1,881,442	1,855,723
TransDigm, Inc., 2020 Term Loan G (1 month LIBOR + 2.250%)	2.365	08-22-24		3,093,167	3,054,503
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	4.750	04-30-25		4,887,386	4,702,887
Air freight and logistics 0.4%
Bahia De Las Isletas SL, EUR PIK Term Loan A (1 month EURIBOR + 2.500% or 7.500% PIK) (D)	2.500	04-30-21	EUR	219,082	264,333
Bahia De Las Isletas SL, EUR PIK Term Loan B (C)(D)	TBD	04-30-21	EUR	47,399	57,189
MRO Holdings, Inc., 2019 Term Loan B (3 month LIBOR + 5.000%)	5.254	06-04-26		1,245,132	1,170,424
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	2.115	02-24-25		2,051,577	2,051,146
Building products 1.5%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%)	3.860	04-12-25		2,268,804	2,268,804
CPG International LLC, 2017 Term Loan (3 month LIBOR + 2.500%)	3.250	05-05-24		3,204,221	3,207,072
LEB Holdings, Inc., Term Loan B (3 month LIBOR + 4.000%)	4.750	11-02-27		643,247	644,456
LSF10 XL Bidco SCA, EUR Term Loan B3 (3 month EURIBOR + 4.000%)	4.000	10-12-26	EUR	1,500,000	1,808,577
Resideo Funding, Inc., 2021 Term Loan (3 month LIBOR + 2.250%)	2.750	02-08-28		1,483,133	1,479,425
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	23

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
Wilsonart LLC, 2017 Term Loan B (3 month LIBOR + 3.250%)	4.250	12-19-23	5,863,248	$5,863,248
Commercial services and supplies 3.0%
AVSC Holding Corp., 2020 Term Loan B1 (3 month LIBOR + 3.500%)	4.500	03-03-25	2,229,451	1,906,939
AVSC Holding Corp., 2020 Term Loan B2 (3 month LIBOR + 5.500%)	6.500	10-15-26	161,636	144,058
AVSC Holding Corp., 2020 Term Loan B3 (3 month LIBOR + 5.000% or 10.000% PIK)	5.000	10-15-26	1,848,651	2,117,870
Camelot Finance SA, Term Loan B (1 month LIBOR + 3.000%)	3.115	10-30-26	1,416,288	1,415,225
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month LIBOR + 5.000%)	6.000	09-30-24	5,042,732	4,538,459
IAA, Inc., Term Loan B (1 month LIBOR + 2.250%)	2.375	06-28-26	919,169	919,169
Intrado Corp., 2017 Term Loan (1 and 3 month LIBOR + 4.000%)	5.000	10-10-24	1,535,940	1,513,761
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	5.115	09-21-26	2,020,118	2,029,370
Nielsen Finance LLC, 2020 USD Term Loan B5 (1 month LIBOR + 3.750%)	4.750	06-04-25	512,757	516,966
Nielsen Finance LLC, USD Term Loan B4 (1 month LIBOR + 2.000%)	2.119	10-04-23	1,860,765	1,857,732
Revint Intermediate II LLC, 2020 Term Loan B (1 month LIBOR + 5.000%)	5.750	10-15-27	3,227,542	3,241,678
Sterling Midco Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	06-19-24	3,397,292	3,370,963
Tempo Acquisition LLC, 2020 Extended Term Loan (1 month LIBOR + 3.250%)	3.750	11-02-26	5,559,578	5,564,192
Construction and engineering 0.5%
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 3.500%)	3.615	01-29-27	1,067,296	1,060,626
Sabre Industries, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.365	04-15-26	1,102,299	1,101,616
Therma Intermediate LLC, 2020 Term Loan (3 month LIBOR + 4.000%)	4.750	12-10-27	700,891	701,473
24	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Construction and engineering (continued)
USIC Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.000%)	4.000	12-08-23		2,151,152	$2,149,367
Electrical equipment 0.7%
1a Smart Start LLC, 2020 Term Loan (2 month LIBOR + 4.750%)	5.750	08-19-27		709,245	711,465
Array Technologies, Inc., Term Loan B (1 month LIBOR + 4.000%)	5.000	10-14-27		1,400,191	1,403,103
Brookfield WEC Holdings, Inc., 2021 Term Loan (1 month LIBOR + 2.750%)	3.250	08-01-25		1,891,300	1,886,269
Infinite Bidco LLC, 2nd Lien Term Loan (C)	TBD	02-24-29		904,707	904,707
Infinite Bidco LLC, Term Loan (C)	TBD	02-24-28		1,135,700	1,135,700
Zephyr German Bidco GmbH, EUR Term Loan B (C)	TBD	01-21-28	EUR	403,705	489,969
Machinery 2.8%
AI Alpine US Bidco, Inc., 2018 USD Term Loan B (6 month LIBOR + 3.000%)	3.234	10-31-25		3,377,734	3,293,291
Alliance Laundry Systems LLC, Term Loan B (3 month LIBOR + 3.500%)	4.250	10-08-27		1,253,036	1,256,620
Crosby US Acquisition Corp., Term Loan B (1 month LIBOR + 4.750%)	4.861	06-26-26		3,009,055	2,986,487
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%)	1.865	03-01-27		818,000	815,955
Granite US Holdings Corp., 2021 Term Loan B (3 month LIBOR + 4.000%)	4.169	09-30-26		2,236,852	2,239,648
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan (1 month LIBOR + 1.750%)	1.865	03-01-27		2,068,192	2,063,021
Lummus Technology Holdings V LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	3.615	06-30-27		586,149	586,149
Pro Mach Group, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.865	03-07-25		2,953,287	2,927,446
Shape Technologies Group, Inc., Term Loan (1 month LIBOR + 3.000%)	3.115	04-21-25		3,971,179	3,593,917
Star US Bidco LLC, Term Loan B (1 month LIBOR + 4.250%)	5.250	03-17-27		1,703,653	1,691,949
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	25

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery (continued)
Titan Acquisitionco New Zealand, Ltd., 2020 Term Loan (3 month LIBOR + 4.000%)	4.254	05-01-26		2,599,816	$2,596,567
Waterlogic Holdings, Ltd., 2018 EUR Term Loan B (3 and 6 month EURIBOR + 3.750%)	3.750	03-01-25	EUR	3,138,517	3,771,632
Professional services 1.0%
Cast & Crew Payroll LLC, 2019 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.865	02-09-26		1,763,355	1,747,926
First Advantage Holdings LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.123	01-31-27		1,915,122	1,905,546
Greenrock Finance, Inc., 2017 USD Term Loan B (3 month LIBOR + 3.500%)	4.500	06-28-24		2,365,302	2,335,357
Intermediate Dutch Holdings, 2021 Term Loan (C)	TBD	02-04-28		1,164,024	1,165,479
Stiphout Finance LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	4.750	10-27-25		2,555,848	2,551,069
Road and rail 0.5%
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	2.254	12-30-26		1,279,957	1,281,019
Uber Technologies, Inc., 2021 1st Lien Term Loan B (C)	TBD	04-04-25		4,088,905	4,091,971
Trading companies and distributors 1.0%
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	12-12-25	EUR	5,141,487	5,787,336
ASP Unifrax Holdings, Inc., Term Loan B (3 month LIBOR + 3.750%)	4.004	12-12-25		1,048,688	1,000,186
GYP Holdings III Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.865	06-01-25		2,665,911	2,666,471
Transportation infrastructure 0.3%
Dynasty Acquisition Company, Inc., 2020 Term Loan B1 (3 month LIBOR + 3.500%)	3.754	04-06-26		2,806,314	2,709,356
Information technology 18.6%					182,199,358
Communications equipment 0.5%
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.365	04-06-26		2,552,401	2,546,429
MLN US Holdco LLC, 2018 1st Lien Term Loan (1 month LIBOR + 4.500%)	4.613	11-30-25		781,808	728,840
26	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Communications equipment (continued)
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.615	07-02-25		1,563,362	$1,554,654
Electronic equipment, instruments and components 1.8%
C&D Technologies, Inc., Term Loan B (1 month LIBOR + 5.750%)	5.865	12-20-25		2,561,849	2,508,485
Everest Bidco SASU, 2018 EUR Term Loan (3 month EURIBOR + 3.250%)	3.250	07-04-25	EUR	4,174,985	4,963,333
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	4.500	12-02-24		834,721	831,591
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	12-02-24		2,867,176	2,850,461
Mirion Technologies, Inc., 2019 Term Loan B (3 month LIBOR + 4.000%)	4.257	03-06-26		1,998,413	2,000,911
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	02-28-25		4,244,942	4,000,858
IT services 4.2%
Cardtronics USA, Inc., Term Loan B (1 month LIBOR + 4.000%)	5.000	06-29-27		727,954	728,413
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%)	4.750	10-01-27		5,953,758	5,933,932
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.865	07-11-25		3,962,196	3,917,622
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%)	1.865	02-15-24		4,093,205	4,087,065
GTT Communications BV, 2020 Term Loan (1 month LIBOR + 5.000% or 2.500% PIK)	6.000	12-31-21		265,938	266,823
GTT Communications, Inc, 2020 Delayed Draw Term Loan (1 month LIBOR + 5.000%)	6.000	12-31-21		302,749	303,757
GTT Communications, Inc., 2018 USD Term Loan B (B)	0.000	05-31-25		3,034,906	2,358,820
KBR, Inc., 2020 Term Loan B (1 month LIBOR + 2.750%)	2.996	02-05-27		2,739,761	2,743,186
Masergy Holdings, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.250	12-15-23		1,062,216	1,061,218
Presidio Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 3.500%)	3.720	01-22-27		832,001	833,041
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	27

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Rackspace Technology Global, Inc., 2021 Term Loan (3 month LIBOR + 2.750%)	3.500	02-03-28		1,858,736	$1,857,305
Sabre GLBL, Inc., 2020 Term Loan B (1 month LIBOR + 4.000%)	4.750	12-17-27		597,470	603,821
TGG TS Acquisition Company, 2018 Term Loan B (1 month LIBOR + 6.500%)	6.623	12-14-25		1,339,945	1,343,295
TNS, Inc., 2013 Term Loan B (1 month LIBOR + 4.000%)	4.120	08-14-22		3,222,445	3,218,417
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	5.254	05-29-26		1,751,384	1,363,890
Travelport Finance Luxembourg Sarl, 2020 Super Priority Term Loan (1 month LIBOR + 1.500% and 6.500% PIK)	9.000	02-28-25		1,762,806	1,757,518
Verscend Holding Corp., 2018 Term Loan B (1 month LIBOR + 4.500%)	4.615	08-27-25		3,296,254	3,311,747
Verscend Holding Corp., 2021 Term Loan B (C)	TBD	08-27-25		154,089	154,813
WEX, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	2.365	05-15-26		5,158,651	5,136,418
Semiconductors and semiconductor equipment 0.1%
Allegro MicroSystems, Inc., Term Loan (2 month LIBOR + 4.000%)	4.500	09-30-27		35,901	35,812
Cohu, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.115	10-01-25		730,081	728,256
Software 11.2%
Acuris Finance US, Inc., 2021 USD Term Loan B (C)	TBD	02-16-28		783,491	787,408
AQA Acquisition Holding, Inc., 2020 Term Loan (C)	TBD	11-19-27		1,126,232	1,129,047
Azalea Topco, Inc., Term Loan (1 and 3 month LIBOR + 3.500%)	3.711	07-24-26		1,190,298	1,188,811
Banff Merger Sub, Inc., 2021 EUR Term Loan (C)	TBD	10-02-25	EUR	1,256,410	1,515,407
Barracuda Networks, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.500	02-12-25		3,633,201	3,646,825
Barracuda Networks, Inc., 2020 2nd Lien Term Loan (3 month LIBOR + 6.750%)	7.500	10-30-28		968,264	985,208
Boxer Parent Company, Inc., 2018 USD Term Loan B (3 month LIBOR + 3.750%)	3.898	10-02-25		3,774,542	3,774,052
28	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Buzz Finco LLC, 2020 Term Loan B (1 month LIBOR + 3.250%)	3.750	01-29-27		931,672	$929,343
BY Crown Parent LLC, Term Loan B1 (1 month LIBOR + 3.000%)	4.000	02-02-26		3,379,274	3,383,498
Castle US Holding Corp., USD Term Loan B (3 month LIBOR + 3.750%)	4.004	01-29-27		3,289,918	3,264,651
Cloudera, Inc., Term Loan B (1 month LIBOR + 2.500%)	3.250	12-17-27		369,045	369,968
Concorde Midco, Ltd., EUR Term Loan B (C)	TBD	02-29-28	EUR	670,497	810,000
Cornerstone OnDemand, Inc., Term Loan B (1 month LIBOR + 4.250%)	4.361	04-22-27		1,842,313	1,850,659
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	4.115	10-16-26		2,233,416	2,234,220
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 7.000%)	7.190	02-16-29		1,681,022	1,689,427
Dedalus Finance GmbH, EUR Term Loan B (6 month EURIBOR + 4.500%)	4.500	05-04-27	EUR	2,617,085	3,173,434
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%)	4.000	07-30-27		2,269,379	2,280,068
Grab Holdings, Inc., Term Loan B (6 month LIBOR + 4.500%)	5.500	01-29-26		2,970,851	2,967,138
Greeneden US Holdings II LLC, 2020 USD Term Loan B (1 month LIBOR + 4.000%)	4.750	12-01-27		2,890,803	2,901,643
Ivanti Software, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	5.750	12-01-27		1,775,087	1,786,181
Ivanti Software, Inc., 2021 Add On Term Loan B (C)	TBD	12-01-27		994,274	996,512
Liftoff Mobile, Inc., Term Loan (C)	TBD	02-18-28		1,056,493	1,053,852
MA FinanceCo LLC, 2020 USD Term Loan B (3 month LIBOR + 4.250%)	5.250	06-05-25		2,235,815	2,260,968
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.750%)	2.865	06-21-24		736,294	728,320
Mavenir Systems, Inc., 2018 Term Loan B (3 month LIBOR + 6.000%)	7.000	05-08-25		1,834,191	1,829,606
MedAssets Software Intermediate Holdings, Inc., 2021 1st Lien Term Loan (6 month LIBOR + 3.750%)	4.500	01-15-28		2,905,636	2,910,721
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	29

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Mitchell International, Inc., 2020 Add-On Term Loan (1 month LIBOR + 4.250%)	4.750	11-29-24	2,173,835	$2,181,443
Monotype Imaging Holdings, Inc., Term Loan (3 month LIBOR + 5.500%)	5.754	10-09-26	2,116,877	2,053,370
Peraton Holding Corp., 2nd Lien Term Loan B (C)	TBD	02-01-29	567,728	569,857
Peraton Holding Corp., Term Loan B (C)	TBD	02-01-28	2,045,880	2,053,552
Planview Parent, Inc., Delayed Draw Term Loan (3 month LIBOR + 4.000%)	4.750	12-17-27	213,782	214,316
Planview Parent, Inc., Term Loan (3 month LIBOR + 4.000%)	4.750	12-17-27	914,986	917,274
PointClickCare Technologies, Inc., Term Loan B (3 month LIBOR + 3.000%)	3.750	12-29-27	631,050	634,205
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B (3 month LIBOR + 4.000%)	4.150	04-26-24	4,972,031	4,973,572
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	3.615	06-01-26	3,109,674	3,098,510
Quest Software US Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%)	4.462	05-16-25	3,237,891	3,241,356
RealPage, Inc., Term Loan (C)	TBD	02-17-28	2,529,142	2,530,204
Salient CRGT, Inc., 2017 Term Loan (3 month LIBOR + 6.500%)	7.500	02-28-22	3,575,515	3,457,523
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.750%)	2.865	06-21-24	4,972,376	4,918,525
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.865	02-05-24	6,022,634	5,923,502
Sophia LP, 2020 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.500	10-07-27	1,943,908	1,948,165
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.865	04-16-25	985,306	981,611
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.865	04-16-25	750,291	747,477
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%)	1.865	04-16-25	3,184,089	3,172,149
Surf Holdings LLC, USD Term Loan (3 month LIBOR + 3.500%)	3.726	03-05-27	2,439,708	2,427,339
30	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Symplr Software, Inc., 2020 Term Loan (6 month LIBOR + 4.500%)	5.250	12-22-27	2,226,037	$2,233,271
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%)	4.000	05-04-26	2,028,027	2,039,566
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%)	3.865	05-04-26	1,667,889	1,674,144
Upland Software, Inc., 2019 Term Loan (1 month LIBOR + 3.750%)	3.865	08-06-26	2,202,139	2,200,069
VS Buyer LLC, Term Loan B (1 month LIBOR + 3.000%)	3.115	02-28-27	1,197,169	1,195,673
Weld North Education LLC, 2020 Term Loan B (1 month LIBOR + 4.000%)	4.750	12-21-27	4,564,718	4,567,000
Technology hardware, storage and peripherals 0.8%
Dell International LLC, 2021 Term Loan B (1 month LIBOR + 1.750%)	2.000	09-19-25	2,382,930	2,389,888
Electronics For Imaging, Inc., Term Loan (1 month LIBOR + 5.000%)	5.115	07-23-26	3,468,351	3,264,585
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 2.750%)	3.750	05-16-24	2,408,504	2,413,514
Materials 7.1%				69,763,054
Chemicals 3.1%
Ascend Performance Materials Operations LLC, 2021 Term Loan B (3 month LIBOR + 4.750%)	5.500	08-27-26	3,641,400	3,686,918
Hyperion Materials & Technologies, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	08-28-26	2,282,154	2,196,573
INEOS US Petrochem LLC, 2021 USD Term Loan B (1 month LIBOR + 2.750%)	3.250	01-29-26	1,500,736	1,506,364
Innophos Holdings, Inc., 2020 Term Loan B (1 month LIBOR + 3.500%)	3.615	02-07-27	994,974	999,332
Jadex, Inc., Term Loan (1 month LIBOR + 4.750%)	5.500	02-11-28	2,973,231	2,943,499
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 3.000%)	3.111	10-01-25	6,023,638	6,003,218
Petrochoice Holdings, Inc., 1st Lien Term Loan (2 and 3 month LIBOR + 5.000%)	6.000	08-20-22	3,083,793	2,988,720
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	31

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Plaskolite PPC Intermediate II LLC, 1st Lien Term Loan (6 month LIBOR + 4.250%)	4.483	12-15-25		3,133,007	$3,133,007
Rohm Holding GmbH, USD Term Loan B (6 month LIBOR + 5.000%)	5.228	07-31-26		2,524,319	2,511,697
Root Bidco Sarl, EUR Term Loan B (3 month EURIBOR + 4.500%)	4.500	08-13-27	EUR	2,248,062	2,720,022
SCIH Salt Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%)	5.500	03-16-27		882,842	882,569
Univar Solutions USA, Inc., 2019 USD Term Loan B5 (1 month LIBOR + 2.000%)	2.115	07-01-26		825,256	822,417
Construction materials 0.4%
Foundation Building Materials, Inc., 2021 Term Loan (1 week LIBOR + 3.250%)	3.750	02-03-28		1,355,588	1,352,538
Potters Borrower LP, Term Loan B (3 month LIBOR + 4.000%)	4.750	12-14-27		794,004	795,990
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.615	02-01-27		2,044,435	2,038,343
Containers and packaging 3.4%
Berry Global, Inc., 2019 Term Loan Y (1 month LIBOR + 2.000%)	2.121	07-01-26		2,258,179	2,256,169
Charter NEX US, Inc., 2020 Term Loan (1 month LIBOR + 4.250%)	5.000	12-01-27		731,162	736,646
Graham Packaging Company, Inc., Term Loan (1 month LIBOR + 3.750%)	4.750	08-04-27		2,312,456	2,314,814
LABL, Inc., 2021 EUR Term Loan B (1 month EURIBOR + 4.250%)	4.250	07-01-26	EUR	1,723,600	2,082,855
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.615	09-06-25		5,542,145	5,427,367
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	4.865	07-24-26		492,187	489,726
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 and 3 month LIBOR + 3.250%)	3.443	04-03-24		5,544,004	5,445,431
NPC International, Inc., 1st Lien Term Loan (B)	0.000	04-19-24		1,731,271	1,528,712
NPC International, Inc., 2020 Incremental Priority Term Loan (1 month LIBOR + 1.500%)	3.000	02-26-21		144,340	143,618
Plaze, Inc., 2019 Term Loan B (1 month LIBOR + 3.500%)	3.615	08-03-26		3,628,152	3,598,692
32	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Plaze, Inc., 2020 Incremental Term Loan (C)	TBD	08-03-26		625,000	$621,875
Proampac PG Borrower LLC, 2020 Term Loan (1 month LIBOR + 4.000%)	5.000	11-03-25		3,649,745	3,658,869
Reynolds Group Holdings, USD 2017 Term Loan B1 (1 month LIBOR + 2.750%)	2.865	02-05-23		548,667	547,126
TricorBraun Holdings, Inc., 2021 Term Loan (C)	TBD	02-03-28		1,860,403	1,857,501
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (3 month LIBOR + 3.000%)	4.000	10-17-24		2,262,588	2,259,216
Metals and mining 0.2%
WireCo WorldGroup, Inc., 1st Lien Term Loan (3 month LIBOR + 5.000%)	6.000	09-30-23		1,738,054	1,692,742
Paper and forest products 0.0%
84 Lumber Company, 2021 Term Loan B (C)	TBD	11-06-26		424,005	424,323
Flex Acquisition Company, Inc., 1st Lien Term Loan (C)	TBD	12-29-23		96,270	96,165
Real estate 0.7%					6,841,190
Equity real estate investment trusts 0.6%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	1.865	01-02-26		1,614,251	1,590,037
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 1.750%)	1.861	12-20-24		4,154,511	4,124,930
Real estate management and development 0.1%

Blitz 20-487 GmbH, 2021 EUR Term Loan B (C)	TBD	02-11-28	EUR	931,356	1,126,223
Corporate bonds 9.2%					$89,796,079
(Cost $91,587,584)
Communication services 1.9%					18,912,111
Diversified telecommunication services 0.8%
Cablevision Lightpath LLC (E)	3.875	09-15-27		662,000	657,035
Cablevision Lightpath LLC (E)	5.625	09-15-28		430,000	436,988
Frontier Communications Corp. (E)	5.000	05-01-28		1,121,000	1,154,294
Frontier Communications Corp. (E)	6.750	05-01-29		1,190,000	1,246,168
Radiate Holdco LLC (E)	4.500	09-15-26		2,553,000	2,584,913
Radiate Holdco LLC (E)	6.500	09-15-28		1,024,000	1,075,200
Zayo Group Holdings, Inc. (E)	6.125	03-01-28		836,000	862,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	33

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Interactive media and services 0.1%
Endurance Acquisition Merger Sub (E)	6.000	02-15-29		826,000	$801,220
ZoomInfo Technologies LLC (E)	3.875	02-01-29		403,000	399,978
Media 1.0%
Getty Images, Inc. (E)	9.750	03-01-27		1,509,000	1,603,313
MDC Partners, Inc. (E)	7.500	05-01-24		1,052,000	1,059,890
National CineMedia LLC (E)	5.875	04-15-28		1,628,000	1,497,760
Townsquare Media, Inc. (E)	6.875	02-01-26		1,111,000	1,161,934
United Group BV (E)	3.625	02-15-28	EUR	1,680,000	1,962,716
United Group BV (Greater of 3 month EURIBOR + 3.250% or 3.250%) (E)(F)	3.250	02-15-26	EUR	734,000	861,302
Ziggo Bond Company BV (E)	6.000	01-15-27		1,300,000	1,355,250
Wireless telecommunication services 0.0%
Sprint Communications, Inc.	11.500	11-15-21		180,000	192,150
Consumer discretionary 2.4%					23,218,299
Auto components 0.0%
TPro Acquisition Corp. (E)	11.000	10-15-24		131,000	142,790
Distributors 0.1%
Northwest Fiber LLC (E)	6.000	02-15-28		1,138,000	1,145,113
Diversified consumer services 0.1%
Midas Intermediate Holdco II LLC (E)	7.875	10-01-22		482,000	475,975
Hotels, restaurants and leisure 0.8%
Caesars Entertainment, Inc. (E)	6.250	07-01-25		1,164,000	1,232,379
Connect Finco SARL (E)	6.750	10-01-26		2,956,000	3,064,116
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	667,000	957,919
Stonegate Pub Company Financing 2019 PLC (E)	8.250	07-31-25	GBP	1,985,000	2,893,206
Specialty retail 0.9%
F-Brasile SpA (E)	7.375	08-15-26		4,036,000	4,076,360
Maxeda DIY Holding BV (E)	5.875	10-01-26	EUR	785,000	973,584
Specialty Building Products Holdings LLC (E)	6.375	09-30-26		3,477,000	3,607,388
Textiles, apparel and luxury goods 0.5%
Brunello Bidco SpA (E)	3.500	02-15-28	EUR	292,000	349,419
Brunello Bidco SpA (Greater of 3 month EURIBOR + 3.750% or 3.750%) (E)(F)	3.750	02-15-28	EUR	448,000	541,210
Wolverine Escrow LLC (E)	8.500	11-15-24		646,000	631,465
Wolverine Escrow LLC (E)	9.000	11-15-26		3,175,000	3,127,375
34	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples 0.3%					$3,263,136
Food and staples retailing 0.2%
Bellis Acquisition Company PLC (E)	3.250	02-16-26	GBP	572,000	806,872
US Foods, Inc. (E)	6.250	04-15-25		1,001,000	1,064,814
Food products 0.1%
Simmons Foods, Inc. (E)	4.625	03-01-29		900,000	911,610
Household products 0.0%
Kronos Acquisition Holdings, Inc. (E)	5.000	12-31-26		466,000	479,840
Financials 0.8%					7,442,914
Capital markets 0.3%
AG Issuer LLC (E)	6.250	03-01-28		2,888,000	3,032,400
Diversified financial services 0.4%
Advisor Group Holdings, Inc. (E)	10.750	08-01-27		550,000	616,000
Garfunkelux Holdco 3 SA (E)	6.750	11-01-25	EUR	2,245,000	2,780,299
Thrifts and mortgage finance 0.1%
Ladder Capital Finance Holdings LLLP (E)	4.250	02-01-27		1,051,000	1,014,215
Health care 0.8%					7,311,721
Health care providers and services 0.3%
Jaguar Holding Company II (E)	5.000	06-15-28		506,000	536,360
MEDNAX, Inc. (E)	6.250	01-15-27		778,000	821,731
Select Medical Corp. (E)	6.250	08-15-26		376,000	402,320
US Acute Care Solutions LLC (E)	6.375	03-01-26		1,110,000	1,134,975
Pharmaceuticals 0.5%
Cheplapharm Arzneimittel GmbH (E)	5.500	01-15-28		2,048,000	2,088,960
Par Pharmaceutical, Inc. (E)	7.500	04-01-27		2,165,000	2,327,375
Industrials 1.1%					10,909,068
Aerospace and defense 0.3%
Spirit AeroSystems, Inc. (E)	5.500	01-15-25		335,000	348,306
Spirit AeroSystems, Inc. (E)	7.500	04-15-25		1,987,000	2,101,849
TransDigm, Inc. (E)	6.250	03-15-26		202,000	212,886
TransDigm, Inc. (E)	8.000	12-15-25		262,000	285,253
Building products 0.1%
Resideo Funding, Inc. (E)	6.125	11-01-26		761,000	795,245
Commercial services and supplies 0.2%
VistaJet Malta Finance PLC (E)	10.500	06-01-24		2,018,000	2,149,170
Construction and engineering 0.1%
Novafives SAS (Greater of 3 month EURIBOR + 4.500% or 4.500%) (F)	4.500	06-15-25	EUR	1,332,000	1,418,288
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	35

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery 0.3%
SRM Escrow Issuer LLC (E)	6.000	11-01-28		2,370,000	$2,461,838
Marine 0.1%
Naviera Armas SA (Greater of 3 month EURIBOR + 4.250% or 4.250%) (F)	4.250	11-15-24	EUR	1,811,000	1,136,233
Information technology 1.0%					9,491,968
Communications equipment 0.4%
Plantronics, Inc. (E)	4.750	03-01-29		2,165,000	2,159,588
Plantronics, Inc. (E)	5.500	05-31-23		1,281,000	1,288,558
IT services 0.1%
Rackspace Technology Global, Inc. (E)	3.500	02-15-28		1,200,000	1,176,756
Software 0.5%
Avaya, Inc. (E)	6.125	09-15-28		2,657,000	2,859,596
BY Crown Parent LLC (E)	4.250	01-31-26		401,000	413,030
Castle US Holding Corp. (E)	9.500	02-15-28		1,548,000	1,594,440
Materials 0.9%					8,823,862
Chemicals 0.3%
Venator Finance Sarl (E)	9.500	07-01-25		2,341,000	2,645,330
Containers and packaging 0.6%
Ardagh Packaging Finance PLC (E)	3.250	09-01-28		2,507,000	2,507,000
Intelligent Packaging, Ltd. (E)	6.000	09-15-28		1,878,000	1,957,815
LABL Escrow Issuer LLC (E)	6.750	07-15-26		1,591,000	1,706,348
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (B)(E)	11.500	02-15-18		5,668,325	7,369
Real estate 0.0%					423,000
Equity real estate investment trusts 0.0%
XHR LP (E)	6.375	08-15-25		400,000	423,000

	Shares	Value
Common stocks 0.6%		$5,961,396
(Cost $16,134,842)
Communication services 0.2%		1,464,997
Entertainment 0.2%
Cineworld Group PLC (G)	105,512	85,701
Technicolor SA (G)	586,571	1,379,296
Consumer discretionary 0.0%		284,171
Specialty retail 0.0%
Party City Holdco, Inc. (G)	37,098	284,171
36	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy 0.4%		$4,212,228
Energy equipment and services 0.0%
Hercules Offshore, Inc. (D)(G)	196,736	99,568
Oil, gas and consumable fuels 0.4%
Murray Energy Corp. (G)	12,315	144,701
Ultra Petroleum Corp. (G)	37,155	1,044,984

Ultra Resources, Inc. (G)	103,928	2,922,975
Exchange-traded funds 5.0%		$49,406,251
(Cost $49,680,821)
Invesco Senior Loan ETF	1,775,057	39,406,265
SPDR Blackstone Senior Loan ETF	217,391	9,999,986

	Yield (%)	Shares	Value
Short-term investments 6.5%			$63,560,070
(Cost $63,560,070)
Short-term funds 6.5%			63,560,070
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0302(H)	63,560,070	63,560,070

Total investments (Cost $1,094,200,613) 111.2%			$1,091,833,830
Other assets and liabilities, net (11.2%)			(109,570,182)
Total net assets 100.0%			$982,263,648

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	Non-income producing - Issuer is in default.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	The rate shown is the annualized seven-day yield as of 2-28-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	37

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	84,665,205	EUR	69,910,000	CITI	3/26/2021	$267,873	—
USD	6,607,186	GBP	4,960,000	CITI	3/26/2021	—	$(304,098)
						$267,873	$(304,098)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $1,094,808,336. Net unrealized depreciation aggregated to $3,010,731, of which $20,594,303 related to gross unrealized appreciation and $23,605,034 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
38	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,094,200,613)	$1,091,833,830
Unrealized appreciation on forward foreign currency contracts	267,873
Cash	1,845,661
Foreign currency, at value (Cost $1,288,810)	1,297,923
Interest receivable	4,433,151
Receivable for fund shares sold	2,282,589
Receivable for investments sold	19,415,546
Receivable from affiliates	9,890
Other assets	74,621
Total assets	1,121,461,084
Liabilities
Unrealized depreciation on forward foreign currency contracts	304,098
Distributions payable	28,064
Payable for collateral on OTC derivatives	1,172,033
Payable for investments purchased	137,189,433
Payable for fund shares repurchased	297,756
Payable to affiliates
Accounting and legal services fees	40,723
Transfer agent fees	15,789
Trustees' fees	590
Other liabilities and accrued expenses	148,950
Total liabilities	139,197,436
Net assets	$982,263,648
Net assets consist of
Paid-in capital	$1,344,769,658
Total distributable earnings (loss)	(362,506,010)
Net assets	$982,263,648

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	39

STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($101,716,005 ÷ 12,329,055 shares)[1]	$8.25
Class C ($25,644,298 ÷ 3,095,885 shares)[1]	$8.28
Class I ($59,506,140 ÷ 7,218,139 shares)	$8.24
Class R6 ($9,271,547 ÷ 1,123,212 shares)	$8.25
Class 1 ($15,443,643 ÷ 1,874,147 shares)	$8.24
Class NAV ($770,682,015 ÷ 93,391,715 shares)	$8.25
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$8.46

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
40	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Investment income
Interest	$20,045,497
Dividends	112,414
Securities lending	102
Total investment income	20,158,013
Expenses
Investment management fees	2,745,973
Distribution and service fees	279,078
Line of credit fees	241,812
Accounting and legal services fees	66,537
Transfer agent fees	100,464
Trustees' fees	6,764
Custodian fees	60,180
State registration fees	38,814
Printing and postage	26,531
Professional fees	49,973
Other	29,443
Total expenses	3,645,569
Less expense reductions	(608,662)
Net expenses	3,036,907
Net investment income	17,121,106
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(6,058,159)
Affiliated investments	(46)
Forward foreign currency contracts	(5,077,279)
(11,135,484)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	41,417,206
Forward foreign currency contracts	4,106,183
45,523,389
Net realized and unrealized gain	34,387,905
Increase in net assets from operations	$51,509,011
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	41

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$17,121,106	$35,811,840
Net realized loss	(11,135,484)	(26,934,402)
Change in net unrealized appreciation (depreciation)	45,523,389	(3,476,223)
Increase in net assets resulting from operations	51,509,011	5,401,215
Distributions to shareholders
From earnings
Class A	(1,751,270)	(4,729,634)
Class B1	(6,415)	(136,316)
Class C	(449,873)	(2,280,483)
Class I	(972,857)	(2,862,988)
Class R6	(81,292)	(110,598)
Class 1	(307,104)	(1,084,098)
Class NAV	(12,280,050)	(28,237,238)
Total distributions	(15,848,861)	(39,441,355)
From fund share transactions	166,814,881	(113,248,087)
Total increase (decrease)	202,475,031	(147,288,227)
Net assets
Beginning of period	779,788,617	927,076,844
End of period	$982,263,648	$779,788,617

[1]	Share class was redesignated during the period. Refer to Note 6 for further details.
42	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$7.89	$8.28	$8.43	$8.45	$8.48	$8.71
Net investment income[2]	0.16	0.36	0.40	0.34	0.37	0.43
Net realized and unrealized gain (loss) on investments	0.35	(0.36)	(0.16)	—[3]	—	(0.24)
Total from investment operations	0.51	—	0.24	0.34	0.37	0.19
Less distributions
From net investment income	(0.15)	(0.39)	(0.39)	(0.36)	(0.40)	(0.42)
Total distributions	(0.15)	(0.39)	(0.39)	(0.36)	(0.40)	(0.42)
Net asset value, end of period	$8.25	$7.89	$8.28	$8.43	$8.45	$8.48
Total return (%)[4,5]	6.48[6]	0.11	2.96	4.05	4.46	2.38
Ratios and supplemental data
Net assets, end of period (in millions)	$102	$89	$109	$117	$138	$165
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[7]	1.17[8]	1.16	1.13	1.17	1.16
Expenses including reductions	1.00[7]	0.99[8]	1.06	1.13	1.16	1.14
Net investment income	3.98[7]	4.49	4.77	4.03	4.31	5.12
Portfolio turnover (%)	36	81	120	71	66	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	43

CLASS C SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$7.92	$8.32	$8.47	$8.49	$8.52	$8.74
Net investment income[2]	0.13	0.30	0.33	0.28	0.31	0.37
Net realized and unrealized gain (loss) on investments	0.35	(0.37)	(0.15)	(0.01)	0.01	(0.23)
Total from investment operations	0.48	(0.07)	0.18	0.27	0.32	0.14
Less distributions
From net investment income	(0.12)	(0.33)	(0.33)	(0.29)	(0.35)	(0.36)
Total distributions	(0.12)	(0.33)	(0.33)	(0.29)	(0.35)	(0.36)
Net asset value, end of period	$8.28	$7.92	$8.32	$8.47	$8.49	$8.52
Total return (%)[3,4]	6.07[5]	(0.74)	2.20	3.28	3.73	1.80
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$39	$71	$102	$128	$141
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92[6]	1.92[7]	1.91	1.88	1.88	1.86
Expenses including reductions	1.75[6]	1.74[7]	1.81	1.88	1.87	1.84
Net investment income	3.25[6]	3.77	3.99	3.29	3.60	4.45
Portfolio turnover (%)	36	81	120	71	66	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reimbursement of legal fees of 0.01%.
44	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$7.89	$8.28	$8.43	$8.45	$8.48	$8.70
Net investment income[2]	0.17	0.38	0.41	0.36	0.39	0.45
Net realized and unrealized gain (loss) on investments	0.34	(0.36)	(0.15)	—[3]	0.01	(0.23)
Total from investment operations	0.51	0.02	0.26	0.36	0.40	0.22
Less distributions
From net investment income	(0.16)	(0.41)	(0.41)	(0.38)	(0.43)	(0.44)
Total distributions	(0.16)	(0.41)	(0.41)	(0.38)	(0.43)	(0.44)
Net asset value, end of period	$8.24	$7.89	$8.28	$8.43	$8.45	$8.48
Total return (%)[4]	6.47[5]	0.34	3.19	4.31	4.78	2.82
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$49	$66	$152	$166	$158
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[6]	0.92[7]	0.92	0.89	0.87	0.84
Expenses including reductions	0.77[6]	0.76[7]	0.83	0.88	0.85	0.83
Net investment income	4.20[6]	4.72	4.94	4.29	4.57	5.45
Portfolio turnover (%)	36	81	120	71	66	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	45

CLASS R6 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$7.89	$8.29	$8.43	$8.45	$8.48	$8.71
Net investment income[2]	0.17	0.39	0.42	0.37	0.40	0.45
Net realized and unrealized gain (loss) on investments	0.35	(0.37)	(0.14)	—[3]	0.01	(0.23)
Total from investment operations	0.52	0.02	0.28	0.37	0.41	0.22
Less distributions
From net investment income	(0.16)	(0.42)	(0.42)	(0.39)	(0.44)	(0.45)
Total distributions	(0.16)	(0.42)	(0.42)	(0.39)	(0.44)	(0.45)
Net asset value, end of period	$8.25	$7.89	$8.29	$8.43	$8.45	$8.48
Total return (%)[4]	6.65[5]	0.33	3.44	4.41	4.88	2.82
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$2	$3	$6	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[7]	0.81[8]	0.81	0.79	0.77	0.75
Expenses including reductions	0.67[7]	0.65[8]	0.71	0.78	0.76	0.72
Net investment income	4.14[7]	4.88	5.06	4.45	4.66	5.38
Portfolio turnover (%)	36	81	120	71	66	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Includes reimbursement of legal fees of 0.01%.
46	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$7.88	$8.28	$8.42	$8.44	$8.47	$8.70
Net investment income[2]	0.17	0.38	0.42	0.37	0.40	0.46
Net realized and unrealized gain (loss) on investments	0.35	(0.36)	(0.14)	(0.01)	—	(0.24)
Total from investment operations	0.52	0.02	0.28	0.36	0.40	0.22
Less distributions
From net investment income	(0.16)	(0.42)	(0.42)	(0.38)	(0.43)	(0.45)
Total distributions	(0.16)	(0.42)	(0.42)	(0.38)	(0.43)	(0.45)
Net asset value, end of period	$8.24	$7.88	$8.28	$8.42	$8.44	$8.47
Total return (%)[3]	6.65[4]	0.29	3.39	4.37	4.84	2.76
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$16	$27	$30	$30	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.85[6]	0.84	0.83	0.81	0.78
Expenses including reductions	0.70[5]	0.69[6]	0.75	0.82	0.80	0.77
Net investment income	4.28[5]	4.82	5.07	4.36	4.63	5.54
Portfolio turnover (%)	36	81	120	71	66	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	47

CLASS NAV SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$7.89	$8.29	$8.44	$8.45	$8.48	$8.71
Net investment income[2]	0.17	0.38	0.42	0.37	0.40	0.46
Net realized and unrealized gain (loss) on investments	0.35	(0.36)	(0.15)	0.01	0.01	(0.24)
Total from investment operations	0.52	0.02	0.27	0.38	0.41	0.22
Less distributions
From net investment income	(0.16)	(0.42)	(0.42)	(0.39)	(0.44)	(0.45)
Total distributions	(0.16)	(0.42)	(0.42)	(0.39)	(0.44)	(0.45)
Net asset value, end of period	$8.25	$7.89	$8.29	$8.44	$8.45	$8.48
Total return (%)[3]	6.66[4]	0.34	3.32	4.55	4.89	2.82
Ratios and supplemental data
Net assets, end of period (in millions)	$771	$583	$648	$865	$1,202	$1,518
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[5]	0.80[6]	0.79	0.78	0.76	0.73
Expenses including reductions	0.66[5]	0.65[6]	0.71	0.77	0.75	0.72
Net investment income	4.33[5]	4.80	5.08	4.41	4.71	5.55
Portfolio turnover (%)	36	81	120	71	66	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reimbursement of legal fees of 0.01%.
48	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	49

value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$883,110,034	—	$882,768,511	$341,523
Corporate bonds	89,796,079	—	89,796,079	—
Common stocks	5,961,396	$284,171	5,577,657	99,568
Exchange-traded funds	49,406,251	49,406,251	—	—
Short-term investments	63,560,070	63,560,070	—	—
Total investments in securities	$1,091,833,830	$113,250,492	$978,142,247	$441,091
Derivatives:
Assets
Forward foreign currency contracts	$267,873	—	$267,873	—
Liabilities
Forward foreign currency contracts	(304,098)	—	(304,098)	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
50	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, it could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At February 28, 2021, the fund had $4,552,615 in unfunded loan commitments outstanding.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2021, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	51

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $300 million ($150 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Interest expense on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees of $76,247, for the six months ended February 28, 2021, were $241,812.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $40,133,048 and a long-term capital loss carryforward of $312,075,341 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
52	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	53

contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2021, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging $65.7 million to $91.3 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$267,873	$(304,098)
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(5,077,279)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$4,106,183
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
54	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund’s average daily net assets; (b) 0.630% of the next $1.90 billion of the fund’s average daily net assets; (c) 0.605% of the next $1.50 billion of the fund’s average daily net assets; (d) 0.590% of the next $1.50 billion of the fund’s average daily net assets and (e) 0.570% of the fund’s average daily net assets in excess of $6.00 billion. The Advisor has a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit). The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.66% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other Class Level Expenses. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares exceed 1.00%, 1.75%, 1.75%, 0.77%, 0.66%, 0.70% and 0.66%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares” means all expenses of the fund plus class specific expenses, excluding interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$79,917
Class B	335
Class C	25,263
Class I	36,764
Class	Expense reduction
Class R6	$3,150
Class 1	11,953
Class NAV	451,280
Total	$608,662

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.53% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	55

the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class 1	0.05%
Class B was redesignated during the period. Refer to Note 6 for further details.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $23,578 for the six months ended February 28, 2021. Of this amount, $5,222 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $18,356 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, CDSCs received by the Distributor amounted to $230 and $782 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$119,259	$54,153
Class B	2,187	227
Class C	153,767	17,496
Class I	—	28,370
Class R6	—	218
56	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class 1	$3,865	—
Total	$279,078	$100,464
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,911,478	$23,452,573	3,491,651	$27,784,410
Distributions reinvested	198,903	1,607,501	559,074	4,433,509
Repurchased	(2,003,742)	(16,194,316)	(5,933,098)	(46,722,649)
Net increase (decrease)	1,106,639	$8,865,758	(1,882,373)	$(14,504,730)
Class B shares
Sold	45	$354	978	$7,761
Distributions reinvested	503	3,982	15,354	122,476
Repurchased	(239,238)	(1,903,818)	(329,442)	(2,611,589)
Net decrease	(238,690)	$(1,899,482)	(313,110)	$(2,481,352)
Class C shares
Sold	123,193	$1,016,782	169,972	$1,384,517
Distributions reinvested	54,648	441,692	263,617	2,104,192
Repurchased	(2,047,934)	(16,537,300)	(3,977,415)	(31,493,230)
Net decrease	(1,870,093)	$(15,078,826)	(3,543,826)	$(28,004,521)
Class I shares
Sold	3,443,675	$27,827,247	3,104,591	$24,247,908
Distributions reinvested	115,961	936,661	345,976	2,746,502
Repurchased	(2,532,426)	(20,326,185)	(5,174,641)	(40,552,509)
Net increase (decrease)	1,027,210	$8,437,723	(1,724,074)	$(13,558,099)
Class R6 shares
Sold	2,867,392	$23,051,419	45,202	$359,918
Distributions reinvested	4,758	38,589	13,895	110,598
Repurchased	(1,944,291)	(15,671,418)	(234,624)	(1,865,442)
Net increase (decrease)	927,859	$7,418,590	(175,527)	$(1,394,926)
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	57

	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	483,124	$3,916,705	515,103	$3,991,150
Distributions reinvested	38,083	307,104	136,543	1,084,098
Repurchased	(717,287)	(5,781,255)	(1,784,909)	(13,847,295)
Net decrease	(196,080)	$(1,557,446)	(1,133,263)	$(8,772,047)
Class NAV shares
Sold	20,206,397	$166,129,604	12,819,970	$97,112,499
Distributions reinvested	1,519,357	12,280,050	3,562,889	28,237,238
Repurchased	(2,236,209)	(17,781,090)	(20,688,357)	(169,882,149)
Net increase (decrease)	19,489,545	$160,628,564	(4,305,498)	$(44,532,412)
Total net increase (decrease)	20,246,390	$166,814,881	(13,077,671)	$(113,248,087)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$1,780,295
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $521,898,468 and $304,706,115, respectively, for the six months ended February 28, 2021.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2021, funds within the John Hancock group of funds complex held 78.4% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Balanced Portfolio	31.7%
JHF II Multimanager Lifestyle Growth Portfolio	15.6%
JHF II Multimanager Lifestyle Moderate Portfolio	13.1%
JHF II Multimanager Lifestyle Conservative Portfolio	13.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
58	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$3,567,215	$(3,567,169)	$(46)	—	$102	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	59

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
BCSF Advisors, LP (“Bain Capital Credit”)
Portfolio Managers
Andrew Carlino
Kim Harris
Nate Whittier
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
60	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554132	328SA 2/21
4/2021

Semiannual report
John Hancock
International Small Company Fund
International equity
February 28, 2021

A message to shareholders
Dear shareholder,
The global financial markets finished the six months ended February 28, 2021, with gains. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher.
While the U.S. has benefited from a decrease in COVID-19 infections, an influx of new jobs, and a decline in the unemployment rate, other global economies have not fared as well. Some economies may have reopened too early and many industries worldwide will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
14	Financial statements
17	Financial highlights
22	Notes to financial statements
33	More information
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The MSCI World ex-USA Small Cap Index tracks the performance of publicly traded small-cap companies in developed markets outside the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1 Class A shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2021 (% of net assets)
VAT Group AG	0.3
IMCD NV	0.3
Metso Outotec OYJ	0.3
LANXESS AG	0.3
Royal Mail PLC	0.3
OZ Minerals, Ltd.	0.3
Dialog Semiconductor PLC	0.3
Georg Fischer AG	0.3
ASR Nederland NV	0.3
TFI International, Inc.	0.3
TOTAL	3.0
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

TOP 10 COUNTRIES AS OF 2/28/2021 (% of net assets)
Japan	20.9
United Kingdom	13.4
Canada	10.8
Australia	7.1
Germany	6.7
Switzerland	6.4
France	3.9
Sweden	3.5
Italy	3.4
Netherlands	2.7
TOTAL	78.8
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	21.50	8.80	5.26	13.61	52.48	66.95
Class C1	25.94	9.06	5.31	18.24	54.26	67.78
Class I1,2	28.27	10.16	6.02	19.86	62.22	79.46
Class R6[1,2]	28.38	10.27	6.12	19.85	63.03	81.05
Class NAV[2]	28.39	10.28	6.12	19.86	63.12	81.14
Index 1†	32.09	11.85	6.90	19.25	75.03	94.93
Index 2†	31.18	11.73	7.76	19.04	74.11	111.19
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.38	2.08	1.08	0.97	0.95
Net (%)	1.37	2.07	1.07	0.96	0.94
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-28-11	16,778	16,778	19,493	21,119
Class I1,2	2-28-11	17,946	17,946	19,493	21,119
Class R6[1,2]	2-28-11	18,105	18,105	19,493	21,119
Class NAV[2]	2-28-11	18,114	18,114	19,493	21,119
The MSCI World ex-USA Small Cap Index tracks the performance of publicly traded small-cap companies in developed markets outside the United States.
The MSCI EAFE Small Cap Index tracks the performance of publicly traded small-cap stocks of companies in Europe, Australasia, and Far East regions.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A and Class I shares were first offered on 6-27-13. Class C and Class R6 shares were first offered on 6-27-14 and 8-30-17, respectively. Returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,196.30	$7.57	1.39%
	Hypothetical example	1,000.00	1,017.90	6.95	1.39%
Class C	Actual expenses/actual returns	1,000.00	1,192.40	11.80	2.17%
	Hypothetical example	1,000.00	1,014.00	10.84	2.17%
Class I	Actual expenses/actual returns	1,000.00	1,198.60	6.38	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%
Class R6	Actual expenses/actual returns	1,000.00	1,198.50	5.78	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Class NAV	Actual expenses/actual returns	1,000.00	1,198.60	5.72	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-28-21 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.8%		$842,646,484
(Cost $667,670,823)
Australia 7.1%		60,573,352	7.1%
Bank of Queensland, Ltd.	193,272	1,308,353	0.2%
Bank of Queensland, Ltd., Entitlement Offer (A)	78,247	529,692	0.1%
OZ Minerals, Ltd.	128,619	2,199,855	0.3%
OTHER SECURITIES		56,535,452	6.5%
Austria 1.9%		15,829,785	1.9%
ams AG (A)	84,544	1,983,793	0.2%
voestalpine AG	44,418	1,754,256	0.2%
OTHER SECURITIES		12,091,736	1.5%
Belgium 1.5%		12,793,723	1.5%
Ackermans & van Haaren NV	9,807	1,578,245	0.2%
OTHER SECURITIES		11,215,478	1.3%
Bermuda 0.1%		1,031,024	0.1%
Cambodia 0.0%		225,109	0.0%
Canada 10.8%		92,566,869	10.8%
BlackBerry, Ltd. (A)(B)	72,033	728,481	0.1%
BlackBerry, Ltd. (New York Stock Exchange) (A)	117,642	1,182,276	0.1%
Finning International, Inc. (B)	56,829	1,483,020	0.2%
Stantec, Inc.	36,793	1,447,608	0.2%
TFI International, Inc.	29,254	2,043,366	0.3%
Tourmaline Oil Corp.	84,148	1,531,406	0.2%
West Fraser Timber Company, Ltd.	26,896	1,838,718	0.2%
OTHER SECURITIES		82,311,994	9.5%
China 0.1%		469,797	0.1%
Denmark 2.1%		17,554,891	2.1%
Pandora A/S	17,778	1,725,984	0.2%
Royal Unibrew A/S	16,664	1,709,671	0.2%
SimCorp A/S	13,331	1,618,764	0.2%
OTHER SECURITIES		12,500,472	1.5%
Faeroe Islands 0.0%		25,786	0.0%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value	% of Net Assets
Finland 2.6%		$21,944,534	2.6%
Huhtamaki OYJ	36,128	1,623,402	0.2%
Metso Outotec OYJ	209,868	2,358,026	0.3%
Nokian Renkaat OYJ	47,202	1,670,201	0.2%
Orion OYJ, Class A	8,076	341,292	0.1%
Orion OYJ, Class B	34,310	1,407,508	0.2%
Valmet OYJ	48,158	1,620,633	0.2%
OTHER SECURITIES		12,923,472	1.4%
France 3.9%		33,161,489	3.9%
Rexel SA	106,897	2,002,284	0.3%
SOITEC (A)	7,142	1,509,029	0.2%
OTHER SECURITIES		29,650,176	3.4%
Gabon 0.0%		40,043	0.0%
Georgia 0.0%		306,208	0.0%
Germany 6.3%		54,013,223	6.3%
FUCHS PETROLUB SE	9,623	417,658	0.1%
GEA Group AG	54,698	1,893,804	0.2%
LANXESS AG	31,231	2,318,111	0.3%
ProSiebenSat.1 Media SE (A)	74,809	1,527,398	0.2%
Rheinmetall AG	15,575	1,552,024	0.2%
TAG Immobilien AG (A)	52,396	1,488,279	0.2%
OTHER SECURITIES		44,815,949	5.1%
Gibraltar 0.0%		461,677	0.0%
Greece 0.0%		40	0.0%
Greenland 0.0%		31,208	0.0%
Guernsey, Channel Islands 0.0%		264,164	0.0%
Hong Kong 2.3%		20,048,589	2.3%
Ireland 0.6%		4,900,759	0.6%
Isle of Man 0.1%		993,524	0.1%
Israel 1.4%		11,972,420	1.4%
Italy 3.4%		28,683,297	3.4%
Japan 20.9%		178,430,368	20.9%
Jersey, Channel Islands 0.1%		797,378	0.1%
Liechtenstein 0.1%		526,545	0.1%
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Luxembourg 0.5%		$3,919,142	0.5%
Macau 0.0%		29,949	0.0%
Malaysia 0.2%		1,497,336	0.2%
Malta 0.2%		1,324,771	0.2%
Monaco 0.2%		1,431,140	0.2%
Netherlands 2.7%		22,815,606	2.7%
Aalberts NV	37,244	1,739,232	0.2%
ASR Nederland NV	50,782	2,121,692	0.3%
BE Semiconductor Industries NV	23,812	1,796,686	0.2%
IMCD NV	19,800	2,436,082	0.3%
Signify NV (A)(C)	46,186	2,012,545	0.3%
OTHER SECURITIES		12,709,369	1.4%
New Zealand 0.7%		5,715,373	0.7%
Norway 1.0%		8,417,900	1.0%
Peru 0.0%		320,860	0.0%
Philippines 0.0%		24,485	0.0%
Portugal 0.3%		2,519,881	0.3%
Russia 0.0%		321,066	0.0%
Singapore 1.4%		11,718,349	1.4%
South Africa 0.1%		683,887	0.1%
Spain 2.3%		20,073,628	2.3%
Bankinter SA	223,987	1,476,291	0.2%
OTHER SECURITIES		18,597,337	2.1%
Sweden 3.5%		30,002,771	3.5%
Switzerland 6.4%		54,604,253	6.4%
Clariant AG	70,991	1,485,188	0.2%
Georg Fischer AG	1,670	2,144,439	0.3%
PSP Swiss Property AG	16,489	1,966,244	0.2%
Siegfried Holding AG (A)	1,933	1,507,134	0.2%
VAT Group AG (C)	10,128	2,815,636	0.3%
OTHER SECURITIES		44,685,612	5.2%
United Arab Emirates 0.0%		71,485	0.0%
United Kingdom 13.4%		114,764,518	13.4%
Bellway PLC	37,604	1,473,931	0.2%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value	% of Net Assets
United Kingdom (continued)			13.4%
Dialog Semiconductor PLC (A)	28,155	$2,188,569	0.3%
Electrocomponents PLC	128,568	1,744,238	0.2%
G4S PLC (A)	572,459	1,942,726	0.2%
Games Workshop Group PLC	10,952	1,459,936	0.2%
IMI PLC	94,432	1,731,844	0.2%
Rotork PLC	289,950	1,447,559	0.2%
Royal Mail PLC (A)	356,401	2,259,254	0.3%
Signature Aviation PLC (A)	307,487	1,721,030	0.2%
Spectris PLC	35,095	1,489,344	0.2%
Tate & Lyle PLC	167,637	1,702,025	0.2%
Travis Perkins PLC (A)	88,027	1,767,270	0.2%
OTHER SECURITIES		93,836,792	10.8%

United States 0.6%		4,744,282	0.6%
Preferred securities 0.4%		$3,420,099
(Cost $2,337,119)
Germany 0.4%		3,420,099	0.4%
FUCHS PETROLUB SE	23,684	1,299,083	0.2%

OTHER SECURITIES		2,121,016	0.2%
Rights 0.0%		$51,668
(Cost $0)
Warrants 0.0%		$3,340
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 3.2%			$27,823,778
(Cost $27,813,428)
Short-term funds 3.2%			27,823,778	3.2%
John Hancock Collateral Trust (D)	0.1222 (E)	2,780,821	27,823,778	3.2%

Total investments (Cost $697,821,370) 102.4%	$873,945,369	102.4%
Other assets and liabilities, net (2.4%)	(20,763,306)	(2.4)%
Total net assets 100.0%	$853,182,063	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-21.
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	32	Long	Mar 2021	$3,502,110	$3,457,760	$(44,350)
						$(44,350)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $709,555,556. Net unrealized appreciation aggregated to $164,345,463, of which $245,752,518 related to gross unrealized appreciation and $81,407,055 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $670,007,942) including $37,335,221 of securities loaned	$846,121,591
Affiliated investments, at value (Cost $27,813,428)	27,823,778
Total investments, at value (Cost $697,821,370)	873,945,369
Cash	5,897,054
Foreign currency, at value (Cost $705,803)	701,521
Collateral held at broker for futures contracts	228,096
Dividends and interest receivable	1,656,147
Receivable for fund shares sold	331,535
Receivable for investments sold	146,657
Receivable for securities lending income	55,165
Receivable from affiliates	284
Other assets	48,427
Total assets	883,010,255
Liabilities
Payable for futures variation margin	52,480
Payable for investments purchased	1,459,823
Payable for fund shares repurchased	239,589
Payable upon return of securities loaned	27,830,798
Payable to affiliates
Accounting and legal services fees	41,392
Transfer agent fees	6,033
Trustees' fees	549
Other liabilities and accrued expenses	197,528
Total liabilities	29,828,192
Net assets	$853,182,063
Net assets consist of
Paid-in capital	$670,799,521
Total distributable earnings (loss)	182,382,542
Net assets	$853,182,063

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($60,921,685 ÷ 5,029,823 shares)[1]	$12.11
Class C ($1,362,406 ÷ 112,182 shares)[1]	$12.14
Class I ($810,640 ÷ 67,002 shares)	$12.10
Class R6 ($69,097,504 ÷ 5,710,314 shares)	$12.10
Class NAV ($720,989,828 ÷ 59,591,514 shares)	$12.10
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.75

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Investment income
Dividends	$6,668,933
Securities lending	433,456
Interest	1,573
Less foreign taxes withheld	(591,460)
Total investment income	6,512,502
Expenses
Investment management fees	3,868,927
Distribution and service fees	89,941
Accounting and legal services fees	67,062
Transfer agent fees	35,991
Trustees' fees	6,728
Custodian fees	238,221
State registration fees	37,586
Printing and postage	27,502
Professional fees	47,934
Other	24,199
Total expenses	4,444,091
Less expense reductions	(53,245)
Net expenses	4,390,846
Net investment income	2,121,656
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	26,781,839
Affiliated investments	(3,368)
Futures contracts	483,078
27,261,549
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	120,662,984
Affiliated investments	(11,976)
Futures contracts	(73,335)
120,577,673
Net realized and unrealized gain	147,839,222
Increase in net assets from operations	$149,960,878
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$2,121,656	$11,466,352
Net realized gain	27,261,549	10,256,896
Change in net unrealized appreciation (depreciation)	120,577,673	46,018,750
Increase in net assets resulting from operations	149,960,878	67,741,998
Distributions to shareholders
From earnings
Class A	(1,449,385)	(2,279,906)
Class C	(24,911)	(49,079)
Class I	(20,078)	(83,748)
Class R6	(1,857,867)	(2,807,642)
Class NAV	(19,892,934)	(30,025,515)
Total distributions	(23,245,175)	(35,245,890)
From fund share transactions	(74,172,641)	13,256,822
Total increase	52,543,062	45,752,930
Net assets
Beginning of period	800,639,001	754,886,071
End of period	$853,182,063	$800,639,001
16	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.38	$10.08	$12.51	$12.33	$10.35	$9.87
Net investment income (loss)[2]	0.01[3]	0.12	0.16	0.17	0.15	0.16
Net realized and unrealized gain (loss) on investments	2.02	0.62	(1.66)	0.22	2.03	0.43
Total from investment operations	2.03	0.74	(1.50)	0.39	2.18	0.59
Less distributions
From net investment income	(0.15)	(0.20)	(0.12)	(0.21)	(0.20)	(0.11)
From net realized gain	(0.15)	(0.24)	(0.81)	—	—	—
Total distributions	(0.30)	(0.44)	(0.93)	(0.21)	(0.20)	(0.11)
Net asset value, end of period	$12.11	$10.38	$10.08	$12.51	$12.33	$10.35
Total return (%)[4,5]	19.63[6]	7.13	(11.32)	3.11	21.56	6.01
Ratios and supplemental data
Net assets, end of period (in millions)	$61	$52	$53	$55	$30	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47[7]	1.48	1.48	1.49	1.50	1.48
Expenses including reductions	1.39[7]	1.39	1.39	1.39	1.39	1.39
Net investment income (loss)	0.20[3,7]	1.17	1.49	1.31	1.30	1.62
Portfolio turnover (%)	4	22	15	19	13	12

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	17

CLASS C SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.37	$10.09	$12.48	$12.31	$10.34	$9.87
Net investment income (loss)[2]	(0.03)[3]	0.04	0.07	0.06	0.05	0.07
Net realized and unrealized gain (loss) on investments	2.02	0.60	(1.63)	0.23	2.05	0.44
Total from investment operations	1.99	0.64	(1.56)	0.29	2.10	0.51
Less distributions
From net investment income	(0.07)	(0.12)	(0.02)	(0.12)	(0.13)	(0.04)
From net realized gain	(0.15)	(0.24)	(0.81)	—	—	—
Total distributions	(0.22)	(0.36)	(0.83)	(0.12)	(0.13)	(0.04)
Net asset value, end of period	$12.14	$10.37	$10.09	$12.48	$12.31	$10.34
Total return (%)[4,5]	19.24[6]	6.24	(11.95)	2.31	20.54	5.16
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17[7]	2.18	2.18	2.19	2.20	2.18
Expenses including reductions	2.17[7]	2.17	2.17	2.18	2.19	2.17
Net investment income (loss)	(0.57)[3,7]	0.39	0.66	0.44	0.49	0.73
Portfolio turnover (%)	4	22	15	19	13	12

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
18	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.37	$10.08	$12.51	$12.33	$10.35	$9.88
Net investment income (loss)[2]	0.02[3]	0.13	0.13	0.09	0.17	0.12
Net realized and unrealized gain (loss) on investments	2.03	0.62	(1.60)	0.33	2.04	0.49
Total from investment operations	2.05	0.75	(1.47)	0.42	2.21	0.61
Less distributions
From net investment income	(0.17)	(0.22)	(0.15)	(0.24)	(0.23)	(0.14)
From net realized gain	(0.15)	(0.24)	(0.81)	—	—	—
Total distributions	(0.32)	(0.46)	(0.96)	(0.24)	(0.23)	(0.14)
Net asset value, end of period	$12.10	$10.37	$10.08	$12.51	$12.33	$10.35
Total return (%)[4]	19.86[5]	7.24	(11.07)	3.32	21.82	6.26
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$6	$51	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[6]	1.18	1.19	1.19	1.18	1.17
Expenses including reductions	1.17[6]	1.17	1.19	1.18	1.18	1.16
Net investment income (loss)	0.43[3,6]	1.27	1.24	0.75	1.55	1.28
Portfolio turnover (%)	4	22	15	19	13	12

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	19

CLASS R6 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17[2]
Per share operating performance
Net asset value, beginning of period	$10.38	$10.08	$12.51	$12.33	$12.21
Net investment income (loss)[3]	0.03[4]	0.15	0.19	0.28	—[5]
Net realized and unrealized gain (loss) on investments	2.02	0.63	(1.65)	0.15	0.12
Total from investment operations	2.05	0.78	(1.46)	0.43	0.12
Less distributions
From net investment income	(0.18)	(0.24)	(0.16)	(0.25)	—
From net realized gain	(0.15)	(0.24)	(0.81)	—	—
Total distributions	(0.33)	(0.48)	(0.97)	(0.25)	—
Net asset value, end of period	$12.10	$10.38	$10.08	$12.51	$12.33
Total return (%)[6]	19.85[7]	7.45	(10.97)	3.41	0.98[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$69	$63	$61	$68	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[9]	1.07	1.08	1.10	1.09[9]
Expenses including reductions	1.06[9]	1.06	1.07	1.09	1.08[9]
Net investment income (loss)	0.53[4,9]	1.51	1.80	2.17	10.62[9]
Portfolio turnover (%)	4	22	15	19	13[10]

[1]	Six months ended 2-28-21. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
20	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.38	$10.08	$12.51	$12.33	$10.35	$9.88
Net investment income (loss)[2]	0.03[3]	0.15	0.21	0.20	0.18	0.18
Net realized and unrealized gain (loss) on investments	2.02	0.63	(1.67)	0.23	2.04	0.44
Total from investment operations	2.05	0.78	(1.46)	0.43	2.22	0.62
Less distributions
From net investment income	(0.18)	(0.24)	(0.16)	(0.25)	(0.24)	(0.15)
From net realized gain	(0.15)	(0.24)	(0.81)	—	—	—
Total distributions	(0.33)	(0.48)	(0.97)	(0.25)	(0.24)	(0.15)
Net asset value, end of period	$12.10	$10.38	$10.08	$12.51	$12.33	$10.35
Total return (%)[4]	19.86[5]	7.47	(10.96)	3.42	21.96	6.36
Ratios and supplemental data
Net assets, end of period (in millions)	$721	$684	$637	$499	$531	$532
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[6]	1.05	1.07	1.08	1.08	1.05
Expenses including reductions	1.05[6]	1.05	1.06	1.07	1.07	1.05
Net investment income (loss)	0.55[3,6]	1.53	1.97	1.56	1.61	1.79
Portfolio turnover (%)	4	22	15	19	13	12

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
22	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$60,573,352	$436,768	$59,970,441	$166,143
Austria	15,829,785	—	15,829,785	—
Belgium	12,793,723	—	12,793,723	—
Bermuda	1,031,024	—	1,031,024	—
Cambodia	225,109	—	225,109	—
Canada	92,566,869	92,566,492	369	8
China	469,797	—	469,797	—
Denmark	17,554,891	—	17,554,891	—
Faeroe Islands	25,786	—	25,786	—
Finland	21,944,534	—	21,944,534	—
France	33,161,489	—	33,151,558	9,931
Gabon	40,043	—	40,043	—
Georgia	306,208	—	306,208	—
Germany	54,013,223	—	54,013,223	—
Gibraltar	461,677	—	461,677	—
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	23

	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Greece	$40	—	—	$40
Greenland	31,208	—	$31,208	—
Guernsey, Channel Islands	264,164	—	264,164	—
Hong Kong	20,048,589	$62,327	19,822,237	164,025
Ireland	4,900,759	—	4,900,759	—
Isle of Man	993,524	—	993,524	—
Israel	11,972,420	73,475	11,898,945	—
Italy	28,683,297	—	28,683,274	23
Japan	178,430,368	—	178,430,368	—
Jersey, Channel Islands	797,378	—	797,378	—
Liechtenstein	526,545	—	526,545	—
Luxembourg	3,919,142	—	3,919,142	—
Macau	29,949	—	29,949	—
Malaysia	1,497,336	—	1,497,336	—
Malta	1,324,771	—	1,324,771	—
Monaco	1,431,140	1,322,531	108,609	—
Netherlands	22,815,606	172,650	22,642,956	—
New Zealand	5,715,373	—	5,715,373	—
Norway	8,417,900	—	8,417,900	—
Peru	320,860	—	320,860	—
Philippines	24,485	—	24,485	—
Portugal	2,519,881	—	2,519,881	—
Russia	321,066	—	321,066	—
Singapore	11,718,349	—	11,419,229	299,120
South Africa	683,887	—	683,887	—
Spain	20,073,628	—	20,073,628	—
Sweden	30,002,771	—	30,002,771	—
Switzerland	54,604,253	—	54,604,253	—
United Arab Emirates	71,485	—	71,485	—
United Kingdom	114,764,518	—	114,749,252	15,266
United States	4,744,282	1,965,427	2,778,855	—
Preferred securities	3,420,099	—	3,420,099	—
Rights	51,668	—	51,668	—
Warrants	3,340	3,340	—	—
Short-term investments	27,823,778	27,823,778	—	—
Total investments in securities	$873,945,369	$124,426,788	$748,864,025	$654,556
Derivatives:
Liabilities
Futures	$(44,350)	$(44,350)	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
24	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2021, the fund loaned securities valued at $37,335,221 and received $27,830,798 of cash collateral.
In addition, non-cash collateral of approximately $12,849,054 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund's net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	25

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $3,423.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
26	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2021, the fund used futures contracts to gain exposure to certain securities markets. The fund held futures contracts with USD notional values ranging from $3.3 million to $3.5 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(44,350)
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	27

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$483,078
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$(73,335)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to 0.950% of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.39% of average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A shares” means all expenses of the
28	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

class (including fund expenses attributable to the class), excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) underlying fund expenses (acquired fund fees), and (f) short dividend expense. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$23,319
Class C	52
Class I	28
Class	Expense reduction
Class R6	$2,555
Class NAV	27,291
Total	$53,245

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.94% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $27,930 for the six months ended February 28, 2021. Of this amount, $4,733 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $23,197 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, CDSCs received by the Distributor amounted to $1,491 for Class A. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	29

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$83,384	$31,511
Class C	6,557	744
Class I	—	405
Class R6	—	3,331
Total	$89,941	$35,991
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$4,744,537	22	0.670%	$(1,942)
Lender	3,100,000	1	0.665%	57
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	371,555	$4,221,817	1,126,947	$11,198,208
Distributions reinvested	124,625	1,449,385	208,021	2,279,906
Repurchased	(524,013)	(5,846,590)	(1,502,887)	(14,569,496)
Net decrease	(27,833)	$(175,388)	(167,919)	$(1,091,382)
30	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class C shares
Sold	3,183	$37,030	30,809	$256,174
Distributions reinvested	2,133	24,911	4,453	49,079
Repurchased	(14,743)	(169,222)	(60,123)	(576,507)
Net decrease	(9,427)	$(107,281)	(24,861)	$(271,254)
Class I shares
Sold	17,782	$203,877	25,362	$260,418
Distributions reinvested	1,729	20,078	7,655	83,748
Repurchased	(17,525)	(194,421)	(210,627)	(2,108,712)
Net increase (decrease)	1,986	$29,534	(177,610)	$(1,764,546)
Class R6 shares
Sold	463,597	$5,220,752	1,872,871	$17,870,556
Distributions reinvested	159,880	1,857,805	256,640	2,807,642
Repurchased	(940,371)	(10,487,332)	(2,177,635)	(21,096,976)
Net decrease	(316,894)	$(3,408,775)	(48,124)	$(418,778)
Class NAV shares
Sold	157,219	$1,685,558	11,840,935	$111,516,664
Distributions reinvested	1,713,431	19,892,934	2,744,563	30,025,515
Repurchased	(8,176,148)	(92,089,223)	(11,889,230)	(124,739,397)
Net increase (decrease)	(6,305,498)	$(70,510,731)	2,696,268	$16,802,782
Total net increase (decrease)	(6,657,666)	$(74,172,641)	2,277,754	$13,256,822
Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $29,720,738 and $122,119,106, respectively, for the six months ended February 28, 2021.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2021, funds within the John Hancock group of funds complex held 84.5% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.0%
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	31

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,780,821	$42,597,673	$57,210,991	$(71,969,542)	$(3,368)	$(11,976)	$433,456	—	$27,823,778

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
32	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
Jed S. Fogdall
Mary T. Phillips, CFA
Arun Keswani, CFA
Bhanu P. Singh
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291,
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554139	424SA 2/21
4/2021

Semiannual report
John Hancock
Multi-Asset High Income Fund
Asset allocation
February 28, 2021

A message to shareholders
Dear shareholder,
Financial assets produced robust, broad-based returns, with stocks worldwide finishing the six months ended February 28, 2021, largely in positive territory. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher during the period. The results in the bond market have been much more mixed. While the U.S. and foreign high-yield markets have produced positive returns, investment-grade and government bonds have predominantly remained in the red.
Although the U.S. has benefited from a decrease in COVID-19 infections, an influx of new jobs, and a decline in the unemployment rate, other global economies have not fared as well. Some economies may have reopened too early and many industries worldwide will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Asset High Income Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
28	Financial statements
31	Financial highlights
36	Notes to financial statements
49	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The Primary Blended Index comprises 20% MSCI USA High Dividend Yield Index, 10% MSCI World ex–USA High Dividend Yield Index, 25% Bloomberg Barclays U.S. Aggregate Credit – Corporate Investment Grade Index, and 45% Bloomberg Barclays Global High Yield (USD Hedged) Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2021 (% of net assets)

COUNTRY COMPOSITION AS OF 2/28/2021 (% of net assets)
United States	56.4
China	3.5
Mexico	3.1
Japan	3.0
Canada	2.9
Hong Kong	2.7
Luxembourg	2.4
Singapore	2.1
Netherlands	2.0
United Kingdom	2.0
Other countries	19.9
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

TOP 5 EQUITY HOLDINGS AS OF 2/28/2021 (% of net assets)
International Flavors & Fragrances, Inc.	0.4
Extra Space Storage, Inc.	0.4
The Blackstone Group, Inc., Class A	0.4
Archer-Daniels-Midland Company	0.4
Eaton Corp. PLC	0.4
TOTAL	2.0
Cash and cash equivalents are not included.

TOP 5 BOND ISSUERS AS OF 2/28/2021 (% of net assets)
Petroleos Mexicanos	0.9
Centene Corp.	0.8
Travel & Leisure Company	0.6
DaVita, Inc.	0.6
CCO Holdings LLC	0.6
TOTAL	3.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	Since inception (11-14-14)	6-month	5-year	Since inception (11-14-14)	as of 2-28-21	as of 2-28-21
Class A	2.20	4.60	3.05	0.83	25.19	20.83	2.92	2.74
Class C	5.21	4.82	3.06	4.15	26.51	20.90	2.30	2.11
Class I1	7.32	5.88	4.13	5.66	33.08	28.99	3.31	3.12
Class R6[1]	7.52	6.01	4.25	5.72	33.85	29.91	3.41	3.22
Class NAV[1,2]	7.06	4.98	3.19	5.77	27.53	21.87	3.42	3.23
Index 1††	1.38	3.55	3.38	-1.55	19.07	23.26	—	—
Index 2††	29.34	14.10	9.65	11.73	93.43	78.53	—	—
Index 3††	8.09	8.05	5.80	5.15	47.30	42.62	—	—
Index 4††	9.66	6.87	5.47	2.45	39.41	39.82	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.0% to 4.5%, effective 6-4-20. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6 and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.55	2.30	1.30	1.18	1.17
Net (%)	0.90	1.65	0.65	0.53	0.52
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 2 is the MSCI World Index; Index 3 is the Primary Blended Index; Index 4 is the Secondary Blended Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Multi-Asset High Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)	Index 4 ($)
Class C3	11-14-14	12,090	12,090	12,326	17,853	14,262	13,982
Class I1	11-14-14	12,899	12,899	12,326	17,853	14,262	13,982
Class R6[1]	11-14-14	12,991	12,991	12,326	17,853	14,262	13,982
Class NAV[1,2]	11-14-14	12,187	12,187	12,326	17,853	14,262	13,982
The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the maximum sales charge from 4.0% to 4.5%, effective 6-4-20.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
The Primary Blended Index comprises 20% MSCI USA High Dividend Yield Index, 10% MSCI World ex–USA High Dividend Yield Index, 25% Bloomberg Barclays U.S. Aggregate Credit – Corporate Investment Grade Index, and 45% Bloomberg Barclays Global High Yield (USD Hedged) Index.
The Secondary Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
[2]	Class NAV shares were first offered on 6-4-20. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,055.30	$4.48	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Class C	Actual expenses/actual returns	1,000.00	1,051.50	8.29	1.63%
	Hypothetical example	1,000.00	1,016.70	8.15	1.63%
Class I	Actual expenses/actual returns	1,000.00	1,056.60	3.21	0.63%
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%
Class R6	Actual expenses/actual returns	1,000.00	1,057.20	2.70	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Class NAV	Actual expenses/actual returns	1,000.00	1,057.70	2.65	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.5%					$752,152
(Cost $761,985)
U.S. Government Agency 0.5%					752,152
Federal National Mortgage Association	2.500	04-13-21		750,000	752,152

Foreign government obligations 1.2%					$1,837,101
(Cost $1,711,711)
Bahrain 0.3%					403,988
Kingdom of Bahrain Bond (A)	5.450	09-16-32		405,000	403,988
Costa Rica 0.4%					707,000
Republic of Costa Rica Bond (A)	6.125	02-19-31		700,000	707,000
Egypt 0.3%					426,488
Arab Republic of Egypt Bond (A)	8.875	05-29-50		400,000	426,488
Saudi Arabia 0.2%					299,625
Kingdom of Saudi Arabia Bond (A)	4.500	04-22-60		265,000	299,625

Corporate bonds 61.8%					$95,614,166
(Cost $91,775,074)
Communication services 10.3%					15,931,969
Diversified telecommunication services 2.8%
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	471,350
Cable Onda SA (A)	4.500	01-30-30		600,000	639,300
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	488,735
Kenbourne Invest SA (A)	6.875	11-26-24		450,000	484,875
Network i2i, Ltd. (5.650% to 1-15-25, then 5 Year CMT + 4.274%) (B)	5.650	01-15-25		200,000	211,600
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	413,715
Sable International Finance, Ltd. (A)	5.750	09-07-27		425,000	447,419
Telecom Italia Capital SA	6.000	09-30-34		400,000	460,040
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		510,000	502,988
Zayo Group Holdings, Inc. (A)	4.000	03-01-27		220,000	219,094
Entertainment 1.0%
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24		515,000	525,666
Live Nation Entertainment, Inc. (A)	3.750	01-15-28		110,000	110,242
Netflix, Inc. (A)	4.875	06-15-30		700,000	805,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Interactive media and services 0.6%
ANGI Group LLC (A)	3.875	08-15-28		110,000	$112,475
Arches Buyer, Inc. (A)	4.250	06-01-28		100,000	100,833
Arches Buyer, Inc. (A)	6.125	12-01-28		60,000	62,024
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	279,113
TripAdvisor, Inc. (A)	7.000	07-15-25		390,000	419,738
Media 3.5%
Altice France Holding SA (A)	6.000	02-15-28		550,000	538,313
CCO Holdings LLC (A)	4.500	08-15-30		300,000	310,650
CCO Holdings LLC (A)	4.500	05-01-32		600,000	616,320
Clear Channel Worldwide Holdings, Inc.	9.250	02-15-24		360,000	374,850
CSC Holdings LLC (A)	4.625	12-01-30		670,000	668,144
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		500,000	519,380
iHeartCommunications, Inc.	8.375	05-01-27		250,000	265,095
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		420,000	449,862
MDC Partners, Inc. (A)	7.500	05-01-24		460,000	463,450
National CineMedia LLC (A)	5.875	04-15-28		270,000	248,400
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	117,135
Virgin Media Finance PLC (A)	5.000	07-15-30		400,000	407,000
VTR Comunicaciones SpA (A)	5.125	01-15-28		230,000	246,100
WMG Acquisition Corp. (A)	3.000	02-15-31		225,000	216,281
Wireless telecommunication services 2.4%
Globe Telecom, Inc.	2.500	07-23-30		200,000	194,403
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	420,188
Oztel Holdings SPC, Ltd. (A)	5.625	10-24-23		320,000	336,718
SoftBank Group Corp.	5.125	09-19-27		265,000	289,185
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27		500,000	518,750
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27		500,000	533,850
T-Mobile USA, Inc. (A)	4.375	04-15-40		400,000	450,400
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25		450,000	483,417
VMED O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	509,871
Consumer discretionary 9.0%					13,981,479
Automobiles 0.6%
Ford Motor Credit Company LLC	4.000	11-13-30		200,000	204,500
Ford Motor Credit Company LLC	4.063	11-01-24		185,000	193,767
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30		480,000	532,800
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 1.0%
Adtalem Global Education, Inc. (A)	5.500	03-01-28		230,000	$228,919
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	335,563
Sotheby's (A)	7.375	10-15-27		500,000	540,000
Stena International SA (A)	6.125	02-01-25		400,000	395,000
Hotels, restaurants and leisure 6.0%
Affinity Gaming (A)	6.875	12-15-27		140,000	148,400
Bally's Corp. (A)	6.750	06-01-27		470,000	503,159
Carnival Corp. (A)	5.750	03-01-27		230,000	233,485
Carnival Corp. (A)	7.625	03-01-26		110,000	115,638
Connect Finco SARL (A)	6.750	10-01-26		700,000	725,603
Dave & Buster's, Inc. (A)	7.625	11-01-25		270,000	286,200
ESH Hospitality, Inc. (A)	4.625	10-01-27		285,000	289,452
ESH Hospitality, Inc. (A)	5.250	05-01-25		485,000	494,399
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		245,000	241,286
Hilton Domestic Operating Company, Inc. (A)	4.000	05-01-31		125,000	126,719
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28		425,000	460,330
International Game Technology PLC (A)	5.250	01-15-29		110,000	116,463
International Game Technology PLC (A)	6.500	02-15-25		400,000	442,000
Life Time, Inc. (A)	8.000	04-15-26		120,000	121,500
Melco Resorts Finance, Ltd.	5.625	07-17-27		300,000	315,375
MGM China Holdings, Ltd.	5.875	05-15-26		200,000	210,524
MGM Resorts International	6.750	05-01-25		425,000	455,018
Mohegan Gaming & Entertainment (A)	8.000	02-01-26		490,000	484,488
New Red Finance, Inc. (A)	4.375	01-15-28		450,000	456,750
Resorts World Las Vegas LLC (A)	4.625	04-16-29		500,000	511,221
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	204,489
Sazka Group AS (A)	3.875	02-15-27	EUR	450,000	537,537
Studio City Finance, Ltd. (A)	6.500	01-15-28		400,000	431,000
Travel + Leisure Company	6.600	10-01-25		550,000	617,375
Travel + Leisure Company (A)	6.625	07-31-26		280,000	316,064
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		75,000	76,500
Yum! Brands, Inc. (A)	4.750	01-15-30		420,000	438,228
Household durables 0.1%
Empire Communities Corp. (A)	7.000	12-15-25		110,000	115,775
TopBuild Corp. (A)	3.625	03-15-29		130,000	130,488
Internet and direct marketing retail 0.7%
Expedia Group, Inc. (A)	2.950	03-15-31		35,000	34,650
Expedia Group, Inc. (A)	4.625	08-01-27		170,000	189,188
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Prosus NV (A)	2.031	08-03-32	EUR	170,000	$213,196
Prosus NV (A)	3.680	01-21-30		620,000	658,317
Specialty retail 0.2%
Michaels Stores, Inc. (A)	4.750	10-01-27		105,000	107,363
PetSmart, Inc. (A)	4.750	02-15-28		170,000	175,807
Textiles, apparel and luxury goods 0.4%
Hanesbrands, Inc. (A)	5.375	05-15-25		430,000	455,705
Levi Strauss & Company (A)	3.500	03-01-31		110,000	111,238
Consumer staples 3.3%					5,124,747
Food and staples retailing 0.1%
U.S. Foods, Inc. (A)	4.750	02-15-29		195,000	197,757
Food products 2.6%
BRF SA (A)	5.750	09-21-50		200,000	205,160
JBS Investments II GmbH (A)	5.750	01-15-28		500,000	525,630
Kraft Heinz Foods Company	4.250	03-01-31		330,000	370,499
Kraft Heinz Foods Company	4.625	01-30-29		300,000	347,567
MARB BondCo PLC (A)	3.950	01-29-31		215,000	208,550
NBM US Holdings, Inc. (A)	7.000	05-14-26		700,000	755,370
Post Holdings, Inc. (A)	4.500	09-15-31		550,000	548,625
Simmons Foods, Inc. (A)	4.625	03-01-29		130,000	131,677
TBLA International Pte, Ltd.	7.000	01-24-23		400,000	401,000
Ulker Biskuvi Sanayi AS (A)	6.950	10-30-25		505,000	549,359
Household products 0.4%
Edgewell Personal Care Company (A)	4.125	04-01-29		160,000	159,400
Edgewell Personal Care Company (A)	5.500	06-01-28		300,000	318,423
Kronos Acquisition Holdings, Inc. (A)	5.000	12-31-26		110,000	113,267
Personal products 0.2%
Walnut Bidco PLC (A)	9.125	08-01-24		275,000	292,463
Energy 6.5%					10,097,512
Energy equipment and services 0.5%
Honghua Group, Ltd.	6.375	08-01-22		200,000	194,889
Inkia Energy, Ltd. (A)	5.875	11-09-27		500,000	530,000
Oil, gas and consumable fuels 6.0%
Aker BP ASA (A)	3.750	01-15-30		380,000	401,045
Antero Resources Corp.	5.000	03-01-25		295,000	293,378
Antero Resources Corp. (A)	8.375	07-15-26		110,000	120,313
Bayan Resources Tbk PT	6.125	01-24-23		400,000	410,000
Cheniere Energy Partners LP (A)	4.000	03-01-31		230,000	231,801
Cheniere Energy Partners LP	4.500	10-01-29		445,000	468,363
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer Operating LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30		510,000	$491,956
EQM Midstream Partners LP (A)	4.750	01-15-31		205,000	197,569
Greenko Solar Mauritius, Ltd.	5.950	07-29-26		200,000	213,595
HPCL-Mittal Energy, Ltd.	5.450	10-22-26		200,000	209,823
Indika Energy Capital III Pte, Ltd.	5.875	11-09-24		200,000	202,800
Indika Energy Capital IV Pte, Ltd. (A)	8.250	10-22-25		250,000	266,375
Leviathan Bond, Ltd. (A)	6.750	06-30-30		410,000	456,233
Medco Bell Pte, Ltd.	6.375	01-30-27		400,000	408,600
MEG Energy Corp. (A)	5.875	02-01-29		87,000	88,331
MEG Energy Corp. (A)	7.125	02-01-27		255,000	267,674
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23		525,000	523,031
NuStar Logistics LP	6.375	10-01-30		235,000	259,724
Occidental Petroleum Corp.	6.375	09-01-28		135,000	149,850
Occidental Petroleum Corp.	6.625	09-01-30		135,000	153,563
Parkland Corp. (A)	5.875	07-15-27		350,000	371,875
Petrobras Global Finance BV	6.750	06-03-50		430,000	468,700
Petroleos Mexicanos	6.625	06-15-35		635,000	602,969
Petroleos Mexicanos (A)	6.875	10-16-25		260,000	282,360
Petroleos Mexicanos	7.470	11-12-26	MXN	12,562,500	526,945
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)	6.125	11-15-22		340,000	278,800
Thaioil Treasury Center Company, Ltd.	3.500	10-17-49		300,000	270,502
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		450,000	514,445
Transportadora de Gas del Sur SA (A)	6.750	05-02-25		275,000	242,003
Financials 7.0%					10,865,497
Banks 3.6%
Banco BTG Pactual SA (A)	5.750	09-28-22		215,000	225,987
Banco do Brasil SA (A)	4.875	04-19-23		340,000	360,638
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25		650,000	722,215
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25		485,000	533,500
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25		385,000	465,369
Freedom Mortgage Corp. (A)	8.250	04-15-25		325,000	338,091
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	440,000	$487,696
Itau Unibanco Holding SA (A)	3.250	01-24-25	450,000	466,875
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	520,000	574,600
Nanyang Commercial Bank, Ltd. (5.000% to 6-2-22, then 5 Year CMT + 3.205%) (B)	5.000	06-02-22	200,000	205,206
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (B)	8.625	08-15-21	400,000	413,000
Regions Financial Corp. (5.750% to 6-15-25, then 5 Year CMT + 5.430%) (B)	5.750	06-15-25	393,000	434,265
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)	7.375	09-13-21	350,000	357,217
Capital markets 0.8%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)	7.500	07-17-23	500,000	546,900
Guangxi Financial Investment Group Company, Ltd.	3.600	11-18-23	200,000	196,655
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	495,000	539,550
Consumer finance 0.3%
Unifin Financiera SAB de CV (A)	9.875	01-28-29	475,000	497,563
Diversified financial services 1.1%
Allied Universal Holdco LLC (A)	6.625	07-15-26	330,000	349,480
Brightstar Escrow Corp. (A)	9.750	10-15-25	185,000	196,563
GE Capital International Funding Company	4.418	11-15-35	300,000	342,612
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	285,000	300,689
Operadora de Servicios Mega SA de CV (A)	8.250	02-11-25	500,000	520,665
Insurance 1.1%
Athene Holding, Ltd.	6.150	04-03-30	320,000	395,201
Brighthouse Financial, Inc.	5.625	05-15-30	420,000	510,050
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	690,000	757,392
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	125,000	127,518
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care 4.6%					$7,157,255
Health care equipment and supplies 0.0%
Varex Imaging Corp. (A)	7.875	10-15-27		62,000	68,045
Health care providers and services 3.0%
AdaptHealth LLC (A)	4.625	08-01-29		120,000	120,191
Centene Corp.	2.500	03-01-31		330,000	319,176
Centene Corp.	3.000	10-15-30		390,000	396,123
Centene Corp.	3.375	02-15-30		515,000	529,266
DaVita, Inc. (A)	3.750	02-15-31		440,000	419,296
DaVita, Inc. (A)	4.625	06-01-30		500,000	508,750
HCA, Inc.	3.500	09-01-30		400,000	416,189
MEDNAX, Inc. (A)	6.250	01-15-27		500,000	528,105
Rede D'or Finance Sarl (A)	4.500	01-22-30		800,000	814,000
Select Medical Corp. (A)	6.250	08-15-26		330,000	353,100
U.S. Renal Care, Inc. (A)	10.625	07-15-27		250,000	273,750
Health care technology 0.2%
Change Healthcare Holdings LLC (A)	5.750	03-01-25		260,000	266,365
Life sciences tools and services 0.1%
Syneos Health, Inc. (A)	3.625	01-15-29		105,000	102,900
Pharmaceuticals 1.3%
Bausch Health Americas, Inc. (A)	9.250	04-01-26		500,000	554,225
Bausch Health Companies, Inc. (A)	5.750	08-15-27		325,000	350,188
Catalent Pharma Solutions, Inc. (A)	3.125	02-15-29		105,000	103,738
Prestige Brands, Inc. (A)	3.750	04-01-31		230,000	224,296
Takeda Pharmaceutical Company, Ltd.	3.375	07-09-60		375,000	373,447
Viatris, Inc. (A)	4.000	06-22-50		420,000	436,105
Industrials 5.9%					9,057,936
Aerospace and defense 0.8%
Embraer Netherlands Finance BV (A)	6.950	01-17-28		265,000	297,330
The Boeing Company	5.705	05-01-40		675,000	850,475
Air freight and logistics 0.5%
Simpar Europe SA (A)	5.200	01-26-31		200,000	202,000
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	210,188
XPO Logistics, Inc. (A)	6.250	05-01-25		270,000	289,994
Airlines 0.3%
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		195,165	217,609
US Airways 2012-2 Class B Pass Through Trust	6.750	06-03-21		240,957	237,267
Building products 0.3%
Builders FirstSource, Inc. (A)	5.000	03-01-30		500,000	525,475
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies 1.2%
APX Group, Inc.	7.625	09-01-23		500,000	$519,850
Cimpress PLC (A)	7.000	06-15-26		500,000	527,350
Elis SA	1.625	04-03-28	EUR	300,000	348,570
Garda World Security Corp. (A)	9.500	11-01-27		250,000	270,000
Stericycle, Inc. (A)	3.875	01-15-29		115,000	115,822
Williams Scotsman International, Inc. (A)	4.625	08-15-28		105,000	107,888
Construction and engineering 1.0%
Ellaktor Value PLC (A)	6.375	12-15-24	EUR	550,000	615,074
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	430,000
Picasso Finance Sub, Inc. (A)	6.125	06-15-25		260,000	277,607
Tutor Perini Corp. (A)	6.875	05-01-25		240,000	243,000
Industrial conglomerates 0.3%
Turkiye Sise ve Cam Fabrikalari AS (A)	6.950	03-14-26		435,000	482,344
Machinery 0.3%
ATS Automation Tooling Systems, Inc. (A)	4.125	12-15-28		85,000	85,961
HTA Group, Ltd. (A)	7.000	12-18-25		205,000	218,854
Vertical Holdco GmbH (A)	6.625	07-15-28	EUR	130,000	166,715
Road and rail 0.6%
Uber Technologies, Inc. (A)	8.000	11-01-26		850,000	918,298
Trading companies and distributors 0.3%
Ashtead Capital, Inc. (A)	4.250	11-01-29		450,000	489,375
Transportation infrastructure 0.3%
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29		200,000	215,938
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	194,952
Information technology 1.4%					2,114,579
IT services 0.7%
21Vianet Group, Inc.	7.875	10-15-21		400,000	409,510
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		700,000	618,352
Semiconductors and semiconductor equipment 0.2%
Qorvo, Inc. (A)	3.375	04-01-31		330,000	330,000
Software 0.1%
Crowdstrike Holdings, Inc.	3.000	02-15-29		125,000	125,000
Technology hardware, storage and peripherals 0.4%
Atento Luxco 1 SA (A)	8.000	02-10-26		160,000	167,891
Seagate HDD Cayman (A)	4.125	01-15-31		450,000	463,826
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials 5.5%					$8,468,160
Chemicals 1.8%
Braskem Netherlands Finance BV (A)	5.875	01-31-50		285,000	291,755
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24		400,000	402,715
Cydsa SAB de CV (A)	6.250	10-04-27		450,000	473,630
ICL Group, Ltd. (A)	6.375	05-31-38		400,000	531,443
The Scotts Miracle-Gro Company	4.500	10-15-29		450,000	477,158
UPL Corp., Ltd. (5.250% to 2-27-25, then 5 Year CMT + 3.865%) (B)	5.250	02-27-25		200,000	197,960
Yingde Gases Investment, Ltd.	6.250	01-19-23		300,000	309,209
Construction materials 0.6%
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	6.000	02-01-26		110,000	113,892
Cemex SAB de CV (A)	3.875	07-11-31		200,000	199,580
Standard Industries, Inc. (A)	5.000	02-15-27		210,000	216,825
Wienerberger AG	2.750	06-04-25	EUR	300,000	388,124
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		340,000	352,223
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	129,725
Metals and mining 2.8%
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		300,000	322,125
Adaro Indonesia PT	4.250	10-31-24		250,000	257,250
Chalieco Hong Kong Corp., Ltd. (5.000% to 5-21-23, then 3 Year CMT + 6.380%) (B)	5.000	05-21-23		200,000	204,121
China Hongqiao Group, Ltd.	7.125	07-22-22		400,000	397,037
Commercial Metals Company	3.875	02-15-31		195,000	195,000
First Quantum Minerals, Ltd. (A)	7.500	04-01-25		450,000	464,625
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29		475,000	570,475
HBIS Group Hong Kong Company, Ltd.	3.750	12-18-22		300,000	289,747
JSW Steel, Ltd.	5.950	04-18-24		400,000	426,919
Novelis Corp. (A)	4.750	01-30-30		435,000	453,357
Shandong Iron and Steel Xinheng International Company, Ltd.	6.850	09-25-22		400,000	411,258
Volcan Cia Minera SAA (A)	4.375	02-11-26		85,000	87,444
Yankuang Group Cayman, Ltd.	4.000	07-16-23		300,000	304,563
Real estate 5.0%					7,762,923
Equity real estate investment trusts 1.5%
GLP Capital LP	4.000	01-15-30		500,000	531,650
GLP Capital LP	5.250	06-01-25		270,000	304,619
Outfront Media Capital LLC (A)	4.250	01-15-29		120,000	116,700
SBA Communications Corp.	3.875	02-15-27		250,000	259,133
Uniti Group LP (A)	6.500	02-15-29		130,000	130,975
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Uniti Group LP (A)	7.125	12-15-24	220,000	$225,775
VICI Properties LP (A)	4.125	08-15-30	265,000	275,600
VICI Properties LP (A)	4.625	12-01-29	465,000	488,111
Real estate management and development 3.5%
Agile Group Holdings, Ltd. (7.875% to 7-31-24, then 5 Year CMT + 11.294%) (B)	7.875	07-31-24	200,000	207,259
Central China Real Estate, Ltd.	7.250	07-16-24	200,000	186,790
China SCE Group Holdings, Ltd.	7.375	04-09-24	200,000	208,209
CIFI Holdings Group Company, Ltd.	6.000	07-16-25	200,000	213,967
Country Garden Holdings Company, Ltd.	5.625	01-14-30	350,000	387,257
Easy Tactic, Ltd.	5.875	02-13-23	300,000	276,968
Greenland Global Investment, Ltd.	6.750	03-03-24	400,000	334,269
Hopson Development Holdings, Ltd.	7.500	06-27-22	200,000	203,058
KWG Group Holdings, Ltd.	7.875	09-01-23	200,000	208,100
Logan Group Company, Ltd.	4.250	09-17-24	200,000	200,387
New Metro Global, Ltd.	7.500	12-16-21	200,000	205,603
New World China Land, Ltd.	4.750	01-23-27	300,000	310,327
Pakuwon Prima Pte, Ltd.	5.000	02-14-24	200,000	203,644
Powerlong Real Estate Holdings, Ltd.	6.250	08-10-24	200,000	208,623
Redsun Properties Group, Ltd.	9.700	04-16-23	200,000	207,165
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25	200,000	208,870
Sunac China Holdings, Ltd.	7.500	02-01-24	400,000	414,876
Times China Holdings, Ltd.	6.750	07-08-25	200,000	211,046
Yanlord Land HK Company, Ltd.	6.750	04-23-23	200,000	207,973
Yuzhou Group Holdings Company, Ltd.	7.850	08-12-26	400,000	416,543
Zhenro Properties Group, Ltd.	7.875	04-14-24	200,000	203,780
Zhenro Properties Group, Ltd.	8.650	01-21-23	200,000	205,646
Utilities 3.3%				5,052,109
Electric utilities 1.5%
Engie Energia Chile SA (A)	3.400	01-28-30	440,000	462,000
Israel Electric Corp., Ltd. (A)	4.250	08-14-28	325,000	365,625
NRG Energy, Inc. (A)	3.375	02-15-29	100,000	98,989
NRG Energy, Inc. (A)	3.625	02-15-31	160,000	157,600
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)	6.250	02-01-22	450,000	459,000
The Southern Company (4.000% to 1-15-26, then 5 Year CMT + 3.733%)	4.000	01-15-51	330,000	344,551
Vistra Operations Company LLC (A)	5.625	02-15-27	330,000	344,850
18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Gas utilities 1.1%
AmeriGas Partners LP	5.750	05-20-27	400,000	$450,640
China Oil & Gas Group, Ltd.	4.625	04-20-22	200,000	201,235
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	630,000	632,678
Promigas SA ESP (A)	3.750	10-16-29	350,000	363,566
Independent power and renewable electricity producers 0.4%
Colbun SA (A)	3.150	03-06-30	450,000	472,538
ReNew Power Private, Ltd.	6.450	09-27-22	200,000	208,500
Multi-utilities 0.3%

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)	4.875	10-15-25	460,000	490,337
Term loans (C) 0.2%				$347,056
(Cost $343,440)
Health care 0.2%				347,056
Health care providers and services 0.2%

Gentiva Health Services, Inc., 2020 Term Loan (1 month LIBOR + 2.750%)	2.875	07-02-25	346,838	347,056
Collateralized mortgage obligations 0.3%				$474,983
(Cost $456,364)
Commercial and residential 0.3%				474,983
BX Commercial Mortgage Trust Series 2019-XL, Class F (1 month LIBOR + 2.000%) (A)(D)	2.112	10-15-36	474,649	474,983

Asset backed securities 1.0%				$1,502,304
(Cost $1,476,907)
Asset backed securities 1.0%				1,502,304
Arby's Funding LLC Series 2020-1A, Class A2 (A)	3.237	07-30-50	69,650	70,910
Driven Brands Funding LLC Series 2019-1A, Class A2 (A)	4.641	04-20-49	534,100	565,030
Five Guys Funding LLC Series 2017-1A, Class A2 (A)	4.600	07-25-47	74,438	77,677
Jack in the Box Funding LLC Series 2019-1A, Class A23 (A)	4.970	08-25-49	124,063	132,135
Sonic Capital LLC Series 2020-1A, Class A2II (A)	4.336	01-20-50	199,980	209,883
VR Funding LLC Series 2020-1A, Class A (A)	2.790	11-15-50	452,749	446,669

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	19

	Shares	Value
Common stocks 26.7%		$41,316,607
(Cost $39,459,461)
Communication services 1.6%		2,467,691
Diversified telecommunication services 1.3%
BCE, Inc.	5,311	227,155
HKT Trust & HKT, Ltd.	193,000	262,328
Koninklijke KPN NV	79,988	262,159
Telenor ASA	14,341	231,808
Telia Company AB	55,174	223,500
TELUS Corp.	12,902	258,527
Verizon Communications, Inc.	10,032	554,770
Media 0.2%
Shaw Communications, Inc., Class B	13,257	230,742
Wireless telecommunication services 0.1%
Tele2 AB, B Shares	17,145	216,702
Consumer staples 4.1%		6,326,215
Beverages 0.7%
PepsiCo, Inc.	4,104	530,196
The Coca-Cola Company	11,827	579,405
Food and staples retailing 0.4%
Sysco Corp.	4,171	332,137
Wm Morrison Supermarkets PLC	101,954	243,477
Food products 2.4%
Archer-Daniels-Midland Company	11,140	630,301
Campbell Soup Company	12,517	569,273
Conagra Brands, Inc.	17,174	582,714
General Mills, Inc.	10,332	568,363
Kellogg Company	9,843	568,040
The J.M. Smucker Company	5,093	570,416
Tyson Foods, Inc., Class A	3,360	227,371
Personal products 0.2%
Pola Orbis Holdings, Inc.	12,300	281,864
Tobacco 0.4%
British American Tobacco PLC	6,212	215,713
Imperial Brands PLC	11,447	213,288
Japan Tobacco, Inc.	11,800	213,657
Financials 3.5%		5,496,355
Banks 1.6%
Banque Cantonale Vaudoise	2,245	235,283
BOC Hong Kong Holdings, Ltd.	78,000	259,155
Canadian Imperial Bank of Commerce	2,788	257,045
DBS Group Holdings, Ltd.	12,700	251,645
20	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Hang Seng Bank, Ltd.	13,400	$258,797
Oversea-Chinese Banking Corp., Ltd.	31,600	258,515
Royal Bank of Canada	2,929	249,400
The Bank of Nova Scotia	4,507	263,493
The Toronto-Dominion Bank	4,207	255,012
United Overseas Bank, Ltd.	14,000	257,096
Capital markets 0.8%
T. Rowe Price Group, Inc.	3,713	602,026
The Blackstone Group, Inc., Class A	9,170	634,839
Insurance 1.1%
Admiral Group PLC	6,562	283,966
Everest Re Group, Ltd.	2,488	601,623
The Travelers Companies, Inc.	4,055	590,003
Tokio Marine Holdings, Inc.	4,800	238,457
Health care 2.2%		3,428,007
Biotechnology 0.7%
Amgen, Inc.	2,369	532,835
Gilead Sciences, Inc.	9,174	563,257
Pharmaceuticals 1.5%
Bristol-Myers Squibb Company	8,755	536,944
GlaxoSmithKline PLC	12,192	203,433
Johnson & Johnson	3,550	562,533
Merck & Company, Inc.	6,922	502,676
Pfizer, Inc.	15,716	526,329
Industrials 2.6%		3,977,609
Air freight and logistics 0.4%
United Parcel Service, Inc., Class B	3,659	577,500
Building products 0.3%
Lixil Corp.	5,400	152,270
Xinyi Glass Holdings, Ltd.	100,000	279,805
Construction and engineering 0.1%
Kajima Corp.	19,100	245,124
Electrical equipment 0.7%
Eaton Corp. PLC	4,716	613,976
Emerson Electric Company	4,720	405,448
Industrial conglomerates 0.4%
3M Company	3,483	609,734
Machinery 0.2%
Komatsu, Ltd.	8,600	258,176
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	21

	Shares	Value
Industrials (continued)
Trading companies and distributors 0.5%
Mitsubishi Corp.	10,100	$286,317
Mitsui & Company, Ltd.	13,400	286,951
Sumitomo Corp.	18,000	262,308
Information technology 2.3%		3,597,944
Communications equipment 0.4%
Cisco Systems, Inc.	12,787	573,753
IT services 0.5%
IBM Corp.	1,839	218,712
Paychex, Inc.	6,666	607,073
Semiconductors and semiconductor equipment 1.1%
Broadcom, Inc.	1,303	612,241
Intel Corp.	7,236	439,804
Texas Instruments, Inc.	3,434	591,575
Software 0.3%
NortonLifeLock, Inc.	28,436	554,786
Materials 2.2%		3,404,939
Chemicals 1.0%
Asahi Kasei Corp.	23,300	252,773
International Flavors & Fragrances, Inc.	4,939	669,284
Mitsui Chemicals, Inc.	9,400	291,192
Tosoh Corp.	15,000	275,743
Containers and packaging 0.6%
International Paper Company	9,088	451,219
Packaging Corp. of America	4,075	537,982
Metals and mining 0.6%
Fortescue Metals Group, Ltd.	13,004	240,160
Newmont Corp.	9,400	511,172
Rio Tinto PLC	2,024	175,414
Real estate 2.2%		3,381,517
Equity real estate investment trusts 2.0%
Ascendas Real Estate Investment Trust	107,500	235,125
CapitaLand Integrated Commercial Trust	141,176	220,956
Crown Castle International Corp.	3,695	575,496
Duke Realty Corp.	14,949	586,748
Extra Space Storage, Inc.	5,203	654,017
Mapletree Logistics Trust	154,480	213,135
Public Storage	2,590	605,905
Real estate management and development 0.2%
Daito Trust Construction Company, Ltd.	2,600	290,135
22	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 6.0%		$9,236,330
Electric utilities 3.3%
Alliant Energy Corp.	11,745	542,149
American Electric Power Company, Inc.	7,221	540,492
AusNet Services	186,267	237,826
CK Infrastructure Holdings, Ltd.	45,000	260,662
Duke Energy Corp.	6,275	537,077
Enel SpA	25,234	237,929
Eversource Energy	6,560	521,389
Fortum OYJ	8,135	202,682
Pinnacle West Capital Corp.	7,326	512,307
Power Assets Holdings, Ltd.	42,500	235,831
Red Electrica Corp. SA	12,701	212,187
The Southern Company	9,667	548,312
Xcel Energy, Inc.	8,952	524,498
Gas utilities 0.7%
Atmos Energy Corp.	6,459	546,496
Naturgy Energy Group SA	11,094	276,303
Snam SpA	46,291	239,627
Multi-utilities 2.0%
Ameren Corp.	7,817	549,301
CMS Energy Corp.	9,920	536,771
Dominion Energy, Inc.	4,500	417,735
DTE Energy Company	2,349	276,524
National Grid PLC	20,586	231,478
Public Service Enterprise Group, Inc.	9,660	519,998

WEC Energy Group, Inc.	6,557	528,756
Preferred securities 2.5%		$3,878,250
(Cost $3,720,724)
Communication services 0.3%		500,106
Wireless telecommunication services 0.3%
Telephone and Data Systems, Inc., 6.625%	20,125	500,106
Financials 0.2%		292,868
Banks 0.2%
Wells Fargo & Company, 7.500%	211	292,868
Information technology 0.3%		529,134
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	350	529,134
Utilities 1.7%		2,556,142
Electric utilities 0.6%
American Electric Power Company, Inc., 6.125%	9,491	424,343
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	23

	Shares	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy, Inc., 6.219%	5,424	$263,444
SCE Trust VI, 5.000%	10,564	246,141
Gas utilities 0.2%
Spire, Inc., 7.500%	4,243	222,715
Multi-utilities 0.9%
CenterPoint Energy, Inc., 7.000%	13,000	475,410
DTE Energy Company, 6.250%	10,300	472,770
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	16,550	451,319

	Contracts/Notional amount	Value
Purchased options 0.0%		$20,342
(Cost $11,525)
Puts 0.0%		20,342
Exchange Traded Option on EURO STOXX 50 Index (Expiration Date: 3-19-21; Strike Price: EUR 3,375.00; Notional Amount: 20) (E)	2	584
Exchange Traded Option on FTSE 100 Index (Expiration Date: 3-19-21; Strike Price: GBP 6,000.00; Notional Amount: 20) (E)	2	1,024
Exchange Traded Option on iShares MSCI Australia ETF (Expiration Date: 3-19-21; Strike Price: $22.00; Notional Amount: 100) (E)	1	8
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 3-19-21; Strike Price: $52.00; Notional Amount: 5,500) (E)	55	4,153
Exchange Traded Option on iShares MSCI Japan ETF (Expiration Date: 3-19-21; Strike Price: $64.00; Notional Amount: 2,200) (E)	22	748
Exchange Traded Option on iShares MSCI Japan ETF (Expiration Date: 3-19-21; Strike Price: $66.00; Notional Amount: 1,800) (E)	18	1,125
Exchange Traded Option on S&P 500 Index (Expiration Date: 3-19-21; Strike Price: $3,535.00; Notional Amount: 500) (E)	5	12,700

24	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.9%				$9,124,595
(Cost $9,124,740)
Commercial paper 1.7%				2,599,561
BASF SE	0.170	03-29-21	750,000	749,916
Gotham Funding Corp.	0.140	05-06-21	750,000	749,770
PSP Capital, Inc.	0.120	03-12-21	600,000	599,983
Swedbank AB	0.135	05-10-21	500,000	499,892
U.S. Government 1.3%				1,999,475
U.S. Treasury Bill (F)	0.048	12-02-21	1,000,000	999,477
U.S. Treasury Bill (F)	0.085	03-04-21	1,000,000	999,998

	Yield (%)	Shares	Value
Short-term funds 2.9%			4,525,559
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0302(G)	4,525,559	4,525,559

Total investments (Cost $148,841,931) 100.1%	$154,867,556
Other assets and liabilities, net (0.1%)	(164,040)
Total net assets 100.0%	$154,703,516

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $61,703,254 or 39.9% of the fund's net assets as of 2-28-21.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(G)	The rate shown is the annualized seven-day yield as of 2-28-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	25

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,882,615	EUR	1,551,225	RBC	3/17/2021	$10,341	—
USD	570,916	MXN	11,320,000	SSB	3/17/2021	30,700	—
						$41,041	—
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Australia ETF	USD	26.00	Mar 2021	1	100	$24	$(10)
Exchange-traded	iShares MSCI Japan ETF	USD	73.00	Mar 2021	18	1,800	1,061	(171)
							$1,085	$(181)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	57.00	Mar 2021	55	5,500	$8,853	$(19,250)
Exchange-traded	iShares MSCI Japan ETF	USD	71.00	Mar 2021	22	2,200	2,705	(6,875)
							$11,558	$(26,125)
							$12,643	$(26,306)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	EURO STOXX 50 Index	EUR	3,750.00	Mar 2021	2	20	$863	$(446)
Exchange-traded	FTSE 100 Index	GBP	6,700.00	Mar 2021	1	10	772	(411)
Exchange-traded	S&P 500 Index	USD	3,970.00	Mar 2021	3	300	8,457	(3,600)
							$10,092	$(4,457)
Puts
Exchange-traded	FTSE 100 Index	GBP	6,600.00	Mar 2021	1	10	$1,939	$(2,807)
Exchange-traded	S&P 500 Index	USD	3,880.00	Mar 2021	2	200	14,338	(22,891)
							$16,277	$(25,698)
							$26,369	$(30,155)

Derivatives Currency Abbreviations
EUR	Euro
26	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $149,085,784. Net unrealized appreciation aggregated to $5,766,352, of which $7,578,858 related to gross unrealized appreciation and $1,812,506 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	27

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $148,841,931)	$154,867,556
Unrealized appreciation on forward foreign currency contracts	41,041
Foreign currency, at value (Cost $45,462)	45,800
Dividends and interest receivable	1,473,386
Receivable for fund shares sold	4,000
Receivable for investments sold	1,052,788
Receivable for securities lending income	376
Receivable from affiliates	1,293
Other assets	39,158
Total assets	157,525,398
Liabilities
Written options, at value (Premiums received $39,012)	56,461
Payable for investments purchased	2,693,173
Payable for fund shares repurchased	5,200
Payable to affiliates
Accounting and legal services fees	7,477
Transfer agent fees	493
Trustees' fees	75
Other liabilities and accrued expenses	59,003
Total liabilities	2,821,882
Net assets	$154,703,516
Net assets consist of
Paid-in capital	$151,034,775
Total distributable earnings (loss)	3,668,741
Net assets	$154,703,516

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,566,897 ÷ 453,383 shares)[1]	$10.07
Class C ($636,913 ÷ 63,568 shares)[1]	$10.02
Class I ($462,215 ÷ 45,818 shares)	$10.09
Class R6 ($193,444 ÷ 19,156 shares)	$10.10
Class NAV ($148,844,047 ÷ 14,097,240 shares)	$10.56
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$10.54

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
28	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-28-21 (unaudited)

Investment income
Interest	$2,556,643
Dividends	825,768
Securities lending	644
Less foreign taxes withheld	(22,234)
Total investment income	3,360,821
Expenses
Investment management fees	316,611
Distribution and service fees	9,123
Accounting and legal services fees	13,016
Transfer agent fees	3,270
Trustees' fees	1,663
Custodian fees	36,964
State registration fees	33,624
Printing and postage	10,732
Professional fees	24,163
Other	6,237
Total expenses	455,403
Less expense reductions	(51,009)
Net expenses	404,394
Net investment income	2,956,427
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,985,805
Affiliated investments	(49)
Forward foreign currency contracts	(113,793)
Written options	369,924
3,241,887
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,118,093
Forward foreign currency contracts	80,437
Written options	(10,616)
2,187,914
Net realized and unrealized gain	5,429,801
Increase in net assets from operations	$8,386,228
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	29

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$2,956,427	$1,427,312
Net realized gain	3,241,887	102,641
Change in net unrealized appreciation (depreciation)	2,187,914	3,733,456
Increase in net assets resulting from operations	8,386,228	5,263,409
Distributions to shareholders
From earnings
Class A	(151,005)	(104,227)
Class C	(19,355)	(12,352)
Class I	(16,021)	(8,018)
Class R6	(7,039)	(5,497)
Class NAV	(4,846,411)	(631,175)
Total distributions	(5,039,831)	(761,269)
From fund share transactions	3,079,690	137,699,737
Total increase	6,426,087	142,201,877
Net assets
Beginning of period	148,277,429	6,075,552
End of period	$154,703,516	$148,277,429
30	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.86	$9.88	$9.67	$9.93	$9.75	$9.55
Net investment income[2]	0.18	0.30	0.31	0.32	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.36	(0.11)[3]	0.21	(0.24)	0.21	0.34
Total from investment operations	0.54	0.19	0.52	0.08	0.50	0.65
Less distributions
From net investment income	(0.25)	(0.21)	(0.31)	(0.34)	(0.32)	(0.43)
From net realized gain	(0.08)	—	—	—[4]	—[4]	(0.02)
Total distributions	(0.33)	(0.21)	(0.31)	(0.34)	(0.32)	(0.45)
Net asset value, end of period	$10.07	$9.86	$9.88	$9.67	$9.93	$9.75
Total return (%)[5,6]	5.53[7]	1.96	5.52	0.80	5.30	7.13
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$5	$5	$6	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[8]	1.59[9]	3.88[9]	2.28[9]	2.77[9]	4.17[9]
Expenses including reductions	0.88[8]	0.90[9]	0.62[9]	0.62[9]	0.63[9]	0.62[9]
Net investment income	3.57[8]	2.98	3.20	3.26	2.96	3.33
Portfolio turnover (%)	41	42	29	50	17	34

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	31

CLASS C SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.81	$9.85	$9.64	$9.90	$9.72	$9.53
Net investment income[2]	0.14	0.23	0.24	0.25	0.22	0.24
Net realized and unrealized gain (loss) on investments	0.36	(0.11)[3]	0.21	(0.24)	0.22	0.35
Total from investment operations	0.50	0.12	0.45	0.01	0.44	0.59
Less distributions
From net investment income	(0.21)	(0.16)	(0.24)	(0.27)	(0.26)	(0.38)
From net realized gain	(0.08)	—	—	—[4]	—[4]	(0.02)
Total distributions	(0.29)	(0.16)	(0.24)	(0.27)	(0.26)	(0.40)
Net asset value, end of period	$10.02	$9.81	$9.85	$9.64	$9.90	$9.72
Total return (%)[5,6]	5.15[7]	1.24	4.80	0.09	4.58	6.41
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70[8]	2.30[9]	4.58[9]	2.98[9]	3.47[9]	4.86[9]
Expenses including reductions	1.63[8]	1.62[9]	1.32[9]	1.32[9]	1.33[9]	1.32[9]
Net investment income	2.82[8]	2.27	2.51	2.54	2.30	2.58
Portfolio turnover (%)	41	42	29	50	17	34

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
32	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.88	$9.89	$9.67	$9.93	$9.76	$9.55
Net investment income[2]	0.19	0.33	0.34	0.36	0.32	0.33
Net realized and unrealized gain (loss) on investments	0.36	(0.11)[3]	0.22	(0.25)	0.20	0.36
Total from investment operations	0.55	0.22	0.56	0.11	0.52	0.69
Less distributions
From net investment income	(0.26)	(0.23)	(0.34)	(0.37)	(0.35)	(0.46)
From net realized gain	(0.08)	—	—	—[4]	—[4]	(0.02)
Total distributions	(0.34)	(0.23)	(0.34)	(0.37)	(0.35)	(0.48)
Net asset value, end of period	$10.09	$9.88	$9.89	$9.67	$9.93	$9.76
Total return (%)[5]	5.66[6]	2.28	5.94	1.11	5.51	7.51
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[8]	1.30[9]	3.60[9]	1.98[9]	2.46[9]	3.86[9]
Expenses including reductions	0.63[8]	0.62[9]	0.34[9]	0.32[9]	0.31[9]	0.31[9]
Net investment income	3.83[8]	3.29	3.50	3.59	3.32	3.48
Portfolio turnover (%)	41	42	29	50	17	34

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	33

CLASS R6 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$9.89	$9.89	$9.68	$9.94	$9.76	$9.55
Net investment income[2]	0.20	0.35	0.34	0.37	0.33	0.34
Net realized and unrealized gain (loss) on investments	0.36	(0.11)[3]	0.22	(0.25)	0.21	0.35
Total from investment operations	0.56	0.24	0.56	0.12	0.54	0.69
Less distributions
From net investment income	(0.27)	(0.24)	(0.35)	(0.38)	(0.36)	(0.46)
From net realized gain	(0.08)	—	—	—[4]	—[4]	(0.02)
Total distributions	(0.35)	(0.24)	(0.35)	(0.38)	(0.36)	(0.48)
Net asset value, end of period	$10.10	$9.89	$9.89	$9.68	$9.94	$9.76
Total return (%)[5]	5.72[6]	2.46	5.94	1.20	5.73	7.62
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60[8]	1.19[9]	3.48[9]	1.88[9]	2.37[9]	3.76[9]
Expenses including reductions	0.53[8]	0.50[9]	0.22[9]	0.22[9]	0.22[9]	0.20[9]
Net investment income	3.92[8]	3.45	3.53	3.69	3.42	3.57
Portfolio turnover (%)	41	42	29	50	17	34

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
34	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-21[1]	8-31-20[2]
Per share operating performance
Net asset value, beginning of period	$10.32	$10.00
Net investment income[3]	0.21	0.09
Net realized and unrealized gain (loss) on investments	0.38	0.28
Total from investment operations	0.59	0.37
Less distributions
From net investment income	(0.27)	(0.05)
From net realized gain	(0.08)	—
Total distributions	(0.35)	(0.05)
Net asset value, end of period	$10.56	$10.32
Total return (%)[4]	5.77[5]	3.67[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$149	$142
Ratios (as a percentage of average net assets):
Expenses before reductions	0.59[6]	1.17[6]
Expenses including reductions	0.52[6]	0.49[6]
Net investment income	3.94[6]	3.77[6]
Portfolio turnover (%)	41	42[7]

[1]	Six months ended 2-28-21. Unaudited.
[2]	The inception date for Class NAV shares is 6-4-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The portfolio turnover is shown for the period from 9-1-19 to 8-31-20.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	35

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset High Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
36	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$752,152	—	$752,152	—
Foreign government obligations	1,837,101	—	1,837,101	—
Corporate bonds	95,614,166	—	95,614,166	—
Term loans	347,056	—	347,056	—
Collateralized mortgage obligations	474,983	—	474,983	—
Asset backed securities	1,502,304	—	1,502,304	—
Common stocks	41,316,607	$30,605,655	10,710,952	—
Preferred securities	3,878,250	3,878,250	—	—
Purchased options	20,342	20,342	—	—
Short-term investments	9,124,595	4,525,559	4,599,036	—
Total investments in securities	$154,867,556	$39,029,806	$115,837,750	—
Derivatives:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	37

	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$41,041	—	$41,041	—
Liabilities
Written options	(56,461)	$(56,461)	—	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2021, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized
38	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $1,975.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	39

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $4,044,252 and a long-term capital loss carryforward of $187,972 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC
40	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.8 million to $2.5 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	41

received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the six months ended February 28, 2021, the fund used purchased options contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held purchased options contracts with market values ranging up to $20,000 as measured at each quarter end.
During the six months ended February 28, 2021, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $56,000 to $115,000, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$41,041	—
Equity	Unaffiliated investments, at value[1]	Purchased options	20,342	—
Equity	Written options, at value	Written options	—	$(56,461)
			$61,383	$(56,461)

[1]	Purchased options are included in Fund's investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$(113,793)	—	$(113,793)
Equity	—	$369,924	369,924
Total	$(113,793)	$369,924	$256,131
42	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Forward foreign currency contracts	Written options	Total
Currency	—	$80,437	—	$80,437
Equity	$8,817	—	$(10,616)	(1,799)
Total	$8,817	$80,437	$(10,616)	$78,638

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
The management fees are determined in accordance with the following schedule:
	First $5.0 billion of net assets	Excess over $5.0 billion of net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%

	First $1.5 billion of net assets	Excess over $1.5 billion of net assets
Other assets	0.420%	0.410%
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.52% of average daily net assets. “Expenses” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense,
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	43

litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The current expense limitation agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor had contractually agreed to waive its management fees so that the aggregate management fee amount retained by the Advisor, with respect to both the fund and its underlying investments, after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This expense limitation agreement expired on December 31, 2020.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,536
Class C	221
Class I	155
Class	Expense reduction
Class R6	$66
Class NAV	49,031
Total	$51,009

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.35% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $328 for the six months ended February 28, 2021. Of this amount, $40 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $288 was paid as sales commissions to broker-dealers.
44	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,756	$2,615
Class C	3,367	382
Class I	—	263
Class R6	—	10
Total	$9,123	$3,270
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	15,196	$154,948	139,101	$1,352,247
Distributions reinvested	14,824	149,181	10,475	104,086
Repurchased	(62,468)	(620,007)	(143,455)	(1,405,860)
Net increase (decrease)	(32,448)	$(315,878)	6,121	$50,473
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	45

	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class C shares
Sold	1,759	$17,547	11,927	$118,009
Distributions reinvested	1,896	19,005	1,156	11,480
Repurchased	(11,119)	(112,609)	(24,558)	(234,363)
Net decrease	(7,464)	$(76,057)	(11,475)	$(104,874)
Class I shares
Sold	—	—	22,750	$221,017
Distributions reinvested	1,590	$16,021	808	8,018
Repurchased	(3,284)	(32,905)	(6,136)	(59,312)
Net increase (decrease)	(1,694)	$(16,884)	17,422	$169,723
Class R6 shares
Sold	2,286	$23,000	7,031	$68,941
Distributions reinvested	698	7,039	419	4,165
Repurchased	(8,950)	(88,928)	(4,943)	(49,824)
Net increase (decrease)	(5,966)	$(58,889)	2,507	$23,282
Class NAV shares[1]
Sold	179,423	$1,905,921	13,756,654	$137,507,164
Distributions reinvested	459,775	4,846,411	62,259	631,175
Repurchased	(304,131)	(3,204,934)	(56,740)	(577,206)
Net increase	335,067	$3,547,398	13,762,173	$137,561,133
Total net increase	287,495	$3,079,690	13,776,748	$137,699,737

[1]	The inception date for Class NAV shares is 6-4-20.
Affiliates of the fund owned 100% of shares of Class R6 and Class NAV on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $58,695,834 and $57,537,761, respectively, for the six months ended February 28, 2021.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2021, funds within the John Hancock group of funds complex held 96.2% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	34.1%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	32.3%
46	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	29.8%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$998,748	$(998,699)	$(49)	—	$644	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	47

Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
48	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
John F. Addeo, CFA
Geoffrey Kelley, CFA
Caryn E. Rothman, CFA
Nathan W. Thooft, CFA
Christopher Walsh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	49

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset High Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554143	448SA 2/21
4/2021

Semiannual report
John Hancock
New Opportunities Fund
U.S. equity
February 28, 2021

A message to shareholders
Dear shareholder,
The U.S. stock market finished the six months ended February 28, 2021, with a strong gain. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher. As the period drew to a close, COVID-19 infections had significantly declined, the U.S. economy added more jobs, and the unemployment rate decreased.
Despite the good news, there are still obstacles. Some economies may have reopened too early and many industries will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
4	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
13	Financial statements
16	Financial highlights
23	Notes to financial statements
31	More information
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The Russell 2000 Growth Index is an unmanaged index that measures the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2021 (% of net assets)
Fox Factory Holding Corp.	2.3
Cerence, Inc.	2.1
Paylocity Holding Corp.	2.0
SiteOne Landscape Supply, Inc.	2.0
The Shyft Group, Inc.	2.0
Rapid7, Inc.	2.0
Endava PLC, ADR	1.9
Lithia Motors, Inc., Class A	1.9
Gibraltar Industries, Inc.	1.9
Vericel Corp.	1.8
TOTAL	19.9
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	46.88	14.60	10.30	22.51	97.68	166.43
Class C1	52.52	14.96	10.41	27.50	100.77	169.18
Class I1,2	55.04	16.12	11.05	29.17	111.13	185.21
Class R2[1,2]	54.66	15.90	10.92	29.02	109.09	181.92
Class R4[1,2]	54.97	16.07	11.01	29.15	110.62	184.30
Class R6[1,2]	55.20	16.23	11.11	29.21	112.11	186.69
Class 1[2]	55.11	16.21	11.06	29.17	111.92	185.55
Index 1†	58.88	21.15	13.80	37.33	160.93	264.31
Index 2†	51.00	17.92	11.86	41.69	127.99	206.69
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class 1 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.26	2.01	1.01	1.40	1.25	0.90	0.94
Net (%)	1.25	2.00	1.00	1.39	1.14	0.89	0.93
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the Russell 2000 Growth Index; Index 2 is the Russell 2000 Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock New Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-28-11	26,918	26,918	36,431	30,669
Class I1,2	2-28-11	28,521	28,521	36,431	30,669
Class R2[1,2]	2-28-11	28,192	28,192	36,431	30,669
Class R4[1,2]	2-28-11	28,430	28,430	36,431	30,669
Class R6[1,2]	2-28-11	28,669	28,669	36,431	30,669
Class 1[2]	2-28-11	28,555	28,555	36,431	30,669
The Russell 2000 Growth Index is an unmanaged index that measures the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
The Russell 2000 Index tracks the performance of approximately 2,000 publicly traded small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,289.80	$6.81	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Class C	Actual expenses/actual returns	1,000.00	1,285.00	11.05	1.95%
	Hypothetical example	1,000.00	1,015.10	9.74	1.95%
Class I	Actual expenses/actual returns	1,000.00	1,291.70	5.40	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Class R2	Actual expenses/actual returns	1,000.00	1,290.20	6.64	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%
Class R4	Actual expenses/actual returns	1,000.00	1,291.50	5.68	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Class R6	Actual expenses/actual returns	1,000.00	1,292.10	4.83	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Class 1	Actual expenses/actual returns	1,000.00	1,291.70	5.06	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-21 (unaudited)
	Shares	Value
Common stocks 98.8%		$395,552,668
(Cost $259,627,352)
Consumer discretionary 13.8%		55,345,849
Auto components 3.1%
Dorman Products, Inc. (A)	31,818	3,172,573
Fox Factory Holding Corp. (A)	72,766	9,252,109
Diversified consumer services 1.8%
Grand Canyon Education, Inc. (A)	67,795	7,097,459
Hotels, restaurants and leisure 3.1%
Churchill Downs, Inc.	27,167	6,265,525
Chuy's Holdings, Inc. (A)	155,403	6,371,523
Household durables 0.9%
TopBuild Corp. (A)	18,421	3,507,543
Multiline retail 0.8%
Ollie's Bargain Outlet Holdings, Inc. (A)	41,783	3,454,618
Specialty retail 3.4%
Five Below, Inc. (A)	32,573	6,062,487
Lithia Motors, Inc., Class A	19,930	7,452,824
Textiles, apparel and luxury goods 0.7%
Oxford Industries, Inc.	35,535	2,709,188
Consumer staples 2.0%		7,951,417
Food and staples retailing 2.0%
Performance Food Group Company (A)	96,864	5,253,903
PriceSmart, Inc.	27,968	2,697,514
Financials 5.8%		23,155,370
Banks 3.3%
Ameris Bancorp	100,243	4,775,577
Atlantic Union Bankshares Corp.	73,476	2,698,773
Pinnacle Financial Partners, Inc.	68,530	5,562,580
Capital markets 2.3%
Houlihan Lokey, Inc.	93,711	5,956,271
Stifel Financial Corp.	54,886	3,352,437
Diversified financial services 0.0%
NewStar Financial, Inc. (A)(B)	16,196	1,646
Insurance 0.2%
Heritage Insurance Holdings, Inc.	83,222	808,086
Health care 33.1%		132,690,357
Biotechnology 12.9%
Albireo Pharma, Inc. (A)	111,310	3,880,267
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

	Shares	Value
Health care (continued)
Biotechnology (continued)
Arena Pharmaceuticals, Inc. (A)	55,725	$4,477,504
Biohaven Pharmaceutical Holding Company, Ltd. (A)	54,849	4,661,068
Deciphera Pharmaceuticals, Inc. (A)	105,300	4,610,034
Emergent BioSolutions, Inc. (A)	48,310	4,637,760
Halozyme Therapeutics, Inc. (A)	112,944	5,110,716
Insmed, Inc. (A)	85,180	3,046,889
Oyster Point Pharma, Inc. (A)	206,701	4,094,747
Travere Therapeutics, Inc. (A)	175,161	5,398,462
Veracyte, Inc. (A)	78,238	4,542,498
Vericel Corp. (A)	151,158	7,297,908
Health care equipment and supplies 7.2%
AtriCure, Inc. (A)	88,566	5,780,703
Cardiovascular Systems, Inc. (A)	113,476	4,686,559
CryoLife, Inc. (A)	150,467	3,799,292
Globus Medical, Inc., Class A (A)	93,334	5,833,375
ICU Medical, Inc. (A)	17,699	3,672,543
Integra LifeSciences Holdings Corp. (A)	74,607	5,098,642
Health care providers and services 6.6%
Acadia Healthcare Company, Inc. (A)	99,951	5,521,293
Castle Biosciences, Inc. (A)	72,937	5,549,047
HealthEquity, Inc. (A)	75,026	6,178,391
LHC Group, Inc. (A)	30,420	5,527,618
US Physical Therapy, Inc.	31,273	3,666,447
Life sciences tools and services 3.2%
Medpace Holdings, Inc. (A)	36,600	5,944,938
Syneos Health, Inc. (A)	87,503	6,768,357
Pharmaceuticals 3.2%
Phathom Pharmaceuticals, Inc. (A)	102,230	4,503,232
Supernus Pharmaceuticals, Inc. (A)	144,779	3,890,212
Zogenix, Inc. (A)	212,723	4,511,855
Industrials 17.5%		69,996,545
Building products 2.3%
Gibraltar Industries, Inc. (A)	83,854	7,324,647
JELD-WEN Holding, Inc. (A)	56,881	1,686,522
Commercial services and supplies 1.6%
Ritchie Brothers Auctioneers, Inc.	118,645	6,444,796
Construction and engineering 0.5%
Dycom Industries, Inc. (A)	23,658	1,811,730
Electrical equipment 1.6%
Atkore, Inc. (A)	64,950	4,393,868
Thermon Group Holdings, Inc. (A)	104,890	2,142,903
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery 6.6%
Alamo Group, Inc.	31,110	$4,748,319
Helios Technologies, Inc.	39,282	2,569,043
RBC Bearings, Inc. (A)	31,285	6,227,592
The Shyft Group, Inc.	242,535	7,976,976
Woodward, Inc.	42,573	4,862,688
Professional services 2.3%
Exponent, Inc.	62,505	6,029,857
Forrester Research, Inc. (A)	71,599	3,234,843
Road and rail 0.6%
Knight-Swift Transportation Holdings, Inc.	56,622	2,446,070
Trading companies and distributors 2.0%
SiteOne Landscape Supply, Inc. (A)	51,080	8,096,691
Information technology 19.5%		78,160,234
Communications equipment 1.6%
Viavi Solutions, Inc. (A)	401,407	6,496,772
Electronic equipment, instruments and components 1.0%
Rogers Corp. (A)	22,612	4,103,626
IT services 2.8%
CACI International, Inc., Class A (A)	15,200	3,364,368
Endava PLC, ADR (A)	86,424	7,644,203
Semiconductors and semiconductor equipment 6.4%
Brooks Automation, Inc.	83,255	6,923,486
CMC Materials, Inc.	18,086	3,083,663
Entegris, Inc.	57,322	6,030,848
MACOM Technology Solutions Holdings, Inc. (A)	74,113	4,769,172
Silicon Laboratories, Inc. (A)	31,739	4,943,032
Software 7.7%
Bottomline Technologies DE, Inc. (A)	45,312	2,033,603
Cerence, Inc. (A)	75,751	8,425,026
Paylocity Holding Corp. (A)	42,366	8,099,956
Rapid7, Inc. (A)	101,863	7,766,035
The Descartes Systems Group, Inc. (A)	76,442	4,476,444
Materials 3.7%		14,759,397
Chemicals 3.7%
Avient Corp.	135,290	5,847,234
Balchem Corp.	37,443	4,469,196
Quaker Chemical Corp.	15,734	4,442,967
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

	Shares	Value
Real estate 3.4%		$13,493,499
Equity real estate investment trusts 3.4%
Easterly Government Properties, Inc.	119,461	2,625,753
QTS Realty Trust, Inc., Class A	89,755	5,575,581
STAG Industrial, Inc.	167,739	5,292,165

	Yield (%)	Shares	Value
Short-term investments 1.5%			$5,999,831
(Cost $5,999,831)
Short-term funds 1.5%			5,999,831
State Street Institutional Treasury Money Market Fund, Premier Class	0.0100(C)	5,999,831	5,999,831

Total investments (Cost $265,627,183) 100.3%	$401,552,499
Other assets and liabilities, net (0.3%)	(1,035,859)
Total net assets 100.0%	$400,516,640

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 2-28-21.
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $266,287,063. Net unrealized appreciation aggregated to $135,265,436, of which $138,922,254 related to gross unrealized appreciation and $3,656,818 related to gross unrealized depreciation.
12	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $265,627,183)	$401,552,499
Dividends and interest receivable	63,696
Receivable for fund shares sold	72,220
Receivable from affiliates	9
Other assets	48,995
Total assets	401,737,419
Liabilities
Due to custodian	40,967
Payable for investments purchased	899,078
Payable for fund shares repurchased	126,299
Payable to affiliates
Accounting and legal services fees	18,519
Transfer agent fees	31,739
Trustees' fees	265
Other liabilities and accrued expenses	103,912
Total liabilities	1,220,779
Net assets	$400,516,640
Net assets consist of
Paid-in capital	$250,832,363
Total distributable earnings (loss)	149,684,277
Net assets	$400,516,640

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($335,246,338 ÷ 10,615,433 shares)[1]	$31.58
Class C ($3,538,958 ÷ 117,588 shares)[1]	$30.10
Class I ($21,794,396 ÷ 686,009 shares)	$31.77
Class R2 ($220,950 ÷ 6,985 shares)	$31.63
Class R4 ($74,220 ÷ 2,339 shares)	$31.74[2]
Class R6 ($360,100 ÷ 11,316 shares)	$31.82
Class 1 ($39,281,678 ÷ 1,224,488 shares)	$32.08
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$33.24

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $31.74 is calculated using Net assets of $74,220.14 and Shares outstanding of 2,338.629.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	13

STATEMENT OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Investment income
Dividends	$713,395
Interest	346
Less foreign taxes withheld	(7,913)
Total investment income	705,828
Expenses
Investment management fees	1,272,324
Distribution and service fees	397,650
Accounting and legal services fees	29,156
Transfer agent fees	178,572
Trustees' fees	2,605
Custodian fees	26,984
State registration fees	61,978
Printing and postage	28,672
Professional fees	44,898
Other	14,921
Total expenses	2,057,760
Less expense reductions	(13,934)
Net expenses	2,043,826
Net investment loss	(1,337,998)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	34,812,332
34,812,332
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	57,213,529
57,213,529
Net realized and unrealized gain	92,025,861
Increase in net assets from operations	$90,687,863
14	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment loss	$(1,337,998)	$(2,037,020)
Net realized gain	34,812,332	1,134,565
Change in net unrealized appreciation (depreciation)	57,213,529	48,313,193
Increase in net assets resulting from operations	90,687,863	47,410,738
Distributions to shareholders
From earnings
Class A	(8,674,772)	(8,902,622)
Class C	(97,689)	(142,651)
Class I	(462,383)	(342,902)
Class R1[1]	—	(13,318)
Class R2	(5,823)	(1,716)
Class R3[1]	—	(2,771)
Class R4	(1,891)	(1,758)
Class R6	(7,847)	(4,472)
Class 1	(1,005,197)	(1,162,716)
Total distributions	(10,255,602)	(10,574,926)
From fund share transactions	825,817	(38,433,584)
Total increase (decrease)	81,258,078	(1,597,772)
Net assets
Beginning of period	319,258,562	320,856,334
End of period	$400,516,640	$319,258,562

[1]	Share class was redesignated during the period. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	15

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$25.18	$22.20	$31.99	$27.28	$24.38	$25.43
Net investment income (loss)[2]	(0.11)	(0.16)	0.02	0.01	0.01	0.01
Net realized and unrealized gain (loss) on investments	7.34	3.92	(5.49)	6.75	2.98	1.15
Total from investment operations	7.23	3.76	(5.47)	6.76	2.99	1.16
Less distributions
From net investment income	—	—	(0.01)	(0.03)	(0.02)	—
From net realized gain	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.83)	(0.78)	(4.32)	(2.05)	(0.09)	(2.21)
Net asset value, end of period	$31.58	$25.18	$22.20	$31.99	$27.28	$24.38
Total return (%)[3,4]	28.98[5]	17.20	(15.32)	25.66	12.27	5.17
Ratios and supplemental data
Net assets, end of period (in millions)	$335	$272	$264	$352	$297	$299
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[6]	1.26	1.42	1.40	1.42	1.54
Expenses including reductions	1.20[6]	1.22	1.20	1.20	1.21	1.22
Net investment income (loss)	(0.80)[6]	(0.72)	0.08	0.02	0.05	0.06
Portfolio turnover (%)	23	25	73	52	41	49[7]

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
16	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$24.12	$21.45	$31.27	$26.86	$24.15	$25.39
Net investment loss[2]	(0.20)	(0.31)	(0.15)	(0.19)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investments	7.01	3.76	(5.36)	6.62	2.95	1.12
Total from investment operations	6.81	3.45	(5.51)	6.43	2.78	0.97
Less distributions
From net realized gain	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Net asset value, end of period	$30.10	$24.12	$21.45	$31.27	$26.86	$24.15
Total return (%)[3,4]	28.50[5]	16.33	(15.90)	24.76	11.52	4.38
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$4	$9	$20	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96[6]	2.01	2.13	2.10	2.12	2.24
Expenses including reductions	1.95[6]	1.97	1.91	1.90	1.91	1.93
Net investment loss	(1.54)[6]	(1.47)	(0.63)	(0.68)	(0.65)	(0.64)
Portfolio turnover (%)	23	25	73	52	41	49[7]

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	17

CLASS I SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$25.29	$22.24	$32.07	$27.33	$24.41	$25.45
Net investment income (loss)[2]	(0.08)	(0.10)	0.09	0.09	0.10	0.09
Net realized and unrealized gain (loss) on investments	7.39	3.93	(5.51)	6.78	2.98	1.15
Total from investment operations	7.31	3.83	(5.42)	6.87	3.08	1.24
Less distributions
From net investment income	—	—	(0.10)	(0.11)	(0.09)	(0.07)
From net realized gain	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.83)	(0.78)	(4.41)	(2.13)	(0.16)	(2.28)
Net asset value, end of period	$31.77	$25.29	$22.24	$32.07	$27.33	$24.41
Total return (%)[3]	29.17[4]	17.49	(15.08)	26.06	12.61	5.50
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$10	$10	$15	$11	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[5]	1.01	1.14	1.11	1.11	1.23
Expenses including reductions	0.95[5]	0.97	0.90	0.90	0.90	0.92
Net investment income (loss)	(0.56)[5]	(0.46)	0.38	0.32	0.38	0.37
Portfolio turnover (%)	23	25	73	52	41	49[6]

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
18	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$25.21	$22.22	$32.02	$27.30	$24.41	$25.44
Net investment income (loss)[2]	(0.11)	(0.15)	0.04	0.04	0.03	0.04
Net realized and unrealized gain (loss) on investments	7.36	3.92	(5.49)	6.76	2.98	1.16
Total from investment operations	7.25	3.77	(5.45)	6.80	3.01	1.20
Less distributions
From net investment income	—	—	(0.04)	(0.06)	(0.05)	(0.02)
From net realized gain	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.83)	(0.78)	(4.35)	(2.08)	(0.12)	(2.23)
Net asset value, end of period	$31.63	$25.21	$22.22	$32.02	$27.30	$24.41
Total return (%)[3]	29.02[4]	17.23	(15.23)	25.78	12.34	5.34
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[6]	1.22	1.33	1.29	1.33	1.39
Expenses including reductions	1.17[6]	1.18	1.11	1.09	1.12	1.17
Net investment income (loss)	(0.77)[6]	(0.67)	0.18	0.14	0.13	0.17
Portfolio turnover (%)	23	25	73	52	41	49[7]

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	19

CLASS R4 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$25.27	$22.23	$32.05	$27.34	$24.41	$25.44
Net investment income (loss)[2]	(0.08)	(0.11)	0.08	0.08	0.12	0.07
Net realized and unrealized gain (loss) on investments	7.38	3.93	(5.51)	6.75	2.95	1.16
Total from investment operations	7.30	3.82	(5.43)	6.83	3.07	1.23
Less distributions
From net investment income	—	—	(0.08)	(0.10)	(0.07)	(0.05)
From net realized gain	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.83)	(0.78)	(4.39)	(2.12)	(0.14)	(2.26)
Net asset value, end of period	$31.74	$25.27	$22.23	$32.05	$27.34	$24.41
Total return (%)[3]	29.15[4]	17.45	(15.11)	25.92	12.55	5.46
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[6]	1.15	1.28	1.35	1.27	1.39
Expenses including reductions	1.00[6]	1.01	0.96	0.96	0.95	1.07
Net investment income (loss)	(0.59)[6]	(0.51)	0.33	0.27	0.46	0.28
Portfolio turnover (%)	23	25	73	52	41	49[7]

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
20	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$25.32	$22.24	$32.07	$27.34	$24.40	$25.46
Net investment income (loss)[2]	(0.06)	(0.08)	0.11	0.12	0.12	0.10
Net realized and unrealized gain (loss) on investments	7.39	3.94	(5.51)	6.77	2.99	1.14
Total from investment operations	7.33	3.86	(5.40)	6.89	3.11	1.24
Less distributions
From net investment income	—	—	(0.12)	(0.14)	(0.10)	(0.09)
From net realized gain	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.83)	(0.78)	(4.43)	(2.16)	(0.17)	(2.30)
Net asset value, end of period	$31.82	$25.32	$22.24	$32.07	$27.34	$24.40
Total return (%)[3]	29.21[4]	17.62	(14.99)	26.16	12.73	5.52
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[6]	0.90	1.03	1.00	1.02	1.14
Expenses including reductions	0.85[6]	0.86	0.81	0.80	0.80	0.90
Net investment income (loss)	(0.45)[6]	(0.36)	0.45	0.42	0.46	0.41
Portfolio turnover (%)	23	25	73	52	41	49[7]

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	21

CLASS 1 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$25.53	$22.42	$32.29	$27.51	$24.56	$25.59
Net investment income (loss)[2]	(0.07)	(0.09)	0.11	0.11	0.11	0.09
Net realized and unrealized gain (loss) on investments	7.45	3.98	(5.56)	6.82	3.01	1.17
Total from investment operations	7.38	3.89	(5.45)	6.93	3.12	1.26
Less distributions
From net investment income	—	—	(0.11)	(0.13)	(0.10)	(0.08)
From net realized gain	(0.83)	(0.78)	(4.31)	(2.02)	(0.07)	(2.21)
Total distributions	(0.83)	(0.78)	(4.42)	(2.15)	(0.17)	(2.29)
Net asset value, end of period	$32.08	$25.53	$22.42	$32.29	$27.51	$24.56
Total return (%)[3]	29.17[4]	17.62	(15.04)	26.10	12.71	5.56
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$33	$42	$59	$56	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.94	1.06	1.04	1.05	1.17
Expenses including reductions	0.89[5]	0.90	0.84	0.84	0.84	0.95
Net investment income (loss)	(0.48)[5]	(0.39)	0.44	0.38	0.43	0.40
Portfolio turnover (%)	23	25	73	52	41	49[6]

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
22	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	23

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$55,345,849	$55,345,849	—	—
Consumer staples	7,951,417	7,951,417	—	—
Financials	23,155,370	23,153,724	—	$1,646
Health care	132,690,357	132,690,357	—	—
Industrials	69,996,545	69,996,545	—	—
Information technology	78,160,234	78,160,234	—	—
Materials	14,759,397	14,759,397	—	—
Real estate	13,493,499	13,493,499	—	—
Short-term investments	5,999,831	5,999,831	—	—
Total investments in securities	$401,552,499	$401,550,853	—	$1,646
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
24	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $2,532.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $5,244,533 and a long-term capital loss carryforward of $2,081,209 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	25

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.770% of the first $50 million of the fund’s aggregate daily net assets; (b) 0.740% of the next $50 million of the fund’s aggregate daily net assets; (c) 0.720% of the next $300 million of the fund’s aggregate daily net assets and (d) 0.720% on all asset levels when aggregate net assets exceed $400 million. Aggregate net assets include the net assets of the fund and a portion of the net assets of Small Cap Opportunities Trust, a series of John Hancock Variable Investment Trust, managed by GW&K Investment Management, LLC. The Advisor has a subadvisory agreement GW&K Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,745
Class C	133
Class I	600
Class R1	13
Class R2	7
Class	Expense reduction
Class R3	$1
Class R4	3
Class R6	11
Class 1	1,389
Total	$13,902

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
26	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.72% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class 1	0.05%	—
Class R1 and Class R3 were redesignated during the year. Refer to Note 5 for further details.
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $32 for Class R4 shares for the six months ended February 28, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $23,952 for the six months ended February 28, 2021. Of this amount, $3,391 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $20,561 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, CDSCs received by the Distributor amounted to $4 and $19 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	27

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$371,059	$168,192
Class C	16,955	1,924
Class I	—	8,423
Class R1	444	6
Class R2	274	9
Class R3	51	1
Class R4	81	3
Class R6	—	14
Class 1	8,786	—
Total	$397,650	$178,572
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	107,676	$3,066,870	184,862	$3,971,741
Distributions reinvested	281,970	8,205,155	357,663	8,383,614
Repurchased	(566,967)	(15,802,395)	(1,629,114)	(35,567,362)
Net decrease	(177,321)	$(4,530,370)	(1,086,589)	$(23,212,007)
Class C shares
Sold	6,840	$191,626	14,622	$297,262
Distributions reinvested	3,516	97,689	6,174	139,358
Repurchased	(41,436)	(1,087,595)	(79,309)	(1,677,851)
Net decrease	(31,080)	$(798,280)	(58,513)	$(1,241,231)
28	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class I shares
Sold	321,348	$9,187,141	68,728	$1,528,769
Distributions reinvested	15,416	451,075	14,120	331,814
Repurchased	(42,425)	(1,223,274)	(136,157)	(2,924,634)
Net increase (decrease)	294,339	$8,414,942	(53,309)	$(1,064,051)
Class R1 shares
Sold	48	$1,177	633	$12,929
Distributions reinvested	—	—	573	13,318
Repurchased	(18,104)	(456,139)	(312)	(6,804)
Net increase (decrease)	(18,056)	$(454,962)	894	$19,443
Class R2 shares
Sold	5,088	$133,990	102	$2,216
Distributions reinvested	106	3,087	18	422
Repurchased	(428)	(13,032)	(156)	(3,366)
Net increase (decrease)	4,766	$124,045	(36)	$(728)
Class R3 shares
Sold	1	$30	562	$12,936
Distributions reinvested	—	—	63	1,473
Repurchased	(3,519)	(91,281)	(764)	(17,454)
Net decrease	(3,518)	$(91,251)	(139)	$(3,045)
Class R4 shares
Sold	33	$1,060	87	$1,775
Distributions reinvested	18	522	20	466
Repurchased	(68)	(1,780)	(15)	(348)
Net increase (decrease)	(17)	$(198)	92	$1,893
Class R5 shares
Repurchased	—	—	(1,655)	$(37,673)
Net decrease	—	—	(1,655)	$(37,673)
Class R6 shares
Sold	3,177	$91,400	6,798	$155,516
Distributions reinvested	268	7,847	190	4,472
Repurchased	(1,036)	(28,012)	(835)	(18,440)
Net increase	2,409	$71,235	6,153	$141,548
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	29

	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	47,532	$1,419,652	80,115	$1,727,699
Distributions reinvested	34,028	1,005,197	49,039	1,162,716
Repurchased	(154,914)	(4,334,193)	(712,426)	(15,928,148)
Net decrease	(73,354)	$(1,909,344)	(583,272)	$(13,037,733)
Total net increase (decrease)	(1,832)	$825,817	(1,776,374)	$(38,433,584)
Affiliates of the fund owned shares of the following classes on February 28, 2021. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.
Class	% by Class
Class R2	47%
Class R4	71%
Class 1	100%
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class R1 and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.
Redesignation	Effective date	Amount
Class R3 shares as Class R2 shares	October 9, 2020	$91,281
Class R1 shares as Class R2 shares	October 23, 2020	$32,254
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $79,763,128 and $92,638,778, respectively, for the six months ended February 28, 2021.
Note 7—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
30	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
GW&K Investment Management, LLC
Portfolio Managers
Joseph C. Craigen, CFA
Daniel L. Miller, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	31

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554161	452SA 2/21
4/2021

Semiannual report
John Hancock
Strategic Income
Opportunities Fund
Fixed income
February 28, 2021

A message to shareholders
Dear shareholder,
The global stock markets rebounded from the challenges faced in early 2020 to largely post gains during the six months ended February 28, 2021. The results in the bond market have been much more mixed. While the U.S. and foreign high-yield markets have produced positive returns, investment-grade and government bonds have predominantly remained in the red.
Although the U.S. has benefited from a decrease in COVID-19 infections, an influx of new jobs, and a decline in the unemployment rate, other global economies have not fared as well. Some economies may have reopened too early and many industries worldwide will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
34	Financial statements
38	Financial highlights
44	Notes to financial statements
58	More information
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2021 (% of net assets)

QUALITY COMPOSITION AS OF 2/28/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-21 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

COUNTRY COMPOSITION AS OF 2/28/2021 (% of net assets)
United States	58.9
Canada	7.2
Indonesia	3.7
Luxembourg	2.8
United Kingdom	2.0
Brazil	2.0
Supranational	1.8
Norway	1.8
Ireland	1.4
Malaysia	1.3
Other countries	17.1
TOTAL	100.0

NET CURRENCY EXPOSURE AS OF 2/28/2021 (% of net assets)
United States Dollar	69.9
Euro	11.9
Canadian Dollar	8.2
Indonesian Rupiah	2.2
Norwegian Krone	1.7
Brazilian Real	1.5
Malaysian Ringgit	1.3
Mexican Peso	1.2
Other Currencies	4.5
Singapore Dollar	-2.4
TOTAL	100.0
Net currency exposure, after taking into account the effects of forward foreign currency exchange contracts.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-21	as of 2-28-21
Class A	3.54	3.53	3.66	-0.28	18.94	43.22	1.60	1.57
Class C	6.15	3.65	3.36	2.44	19.64	39.13	0.96	0.93
Class I1	8.22	4.69	4.41	3.96	25.76	53.98	1.96	1.94
Class R2[1,2]	7.82	4.29	4.07	3.86	23.35	49.06	1.62	1.59
Class R6[1,2]	8.33	4.80	4.50	4.10	26.42	55.29	2.06	2.03
Class NAV[1]	8.26	4.80	4.53	4.02	26.39	55.68	2.07	2.04
Index††	1.38	3.55	3.58	-1.55	19.07	42.10	—	—
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.12	1.82	0.82	1.20	0.70	0.69
Net (%)	1.09	1.79	0.79	1.17	0.67	0.66
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the Bloomberg Barclays U.S. Aggregate Bond Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	2-28-11	13,913	13,913	14,210
Class I1	2-28-11	15,398	15,398	14,210
Class R2[1,2]	2-28-11	14,906	14,906	14,210
Class R6[1,2]	2-28-11	15,529	15,529	14,210
Class NAV[1]	2-28-11	15,568	15,568	14,210
The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
[2]	Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,039.00	$5.46	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Class C	Actual expenses/actual returns	1,000.00	1,034.40	8.98	1.78%
	Hypothetical example	1,000.00	1,016.00	8.90	1.78%
Class I	Actual expenses/actual returns	1,000.00	1,039.60	3.94	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Class R2	Actual expenses/actual returns	1,000.00	1,038.60	5.81	1.15%
	Hypothetical example	1,000.00	1,019.10	5.76	1.15%
Class R6	Actual expenses/actual returns	1,000.00	1,041.00	3.39	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class NAV	Actual expenses/actual returns	1,000.00	1,040.20	3.34	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 5.1%					$240,745,935
(Cost $222,823,755)
U.S. Government 5.1%					240,745,935
U.S. Treasury
Bond	2.000	02-15-50		18,000,000	17,533,828
Bond	2.750	11-15-42		10,200,000	11,475,797
Bond	3.000	02-15-49		62,535,000	74,453,292
Bond	4.375	02-15-38		40,125,000	55,364,663
Note	0.250	06-30-25		11,500,000	11,332,891
Note	0.375	11-30-25		12,000,000	11,829,844
Note	2.000	11-15-26		12,370,000	13,139,743
Note	2.375	02-29-24		3,515,000	3,734,550
Note	2.375	04-30-26		5,420,000	5,865,668
Note	2.625	02-15-29		7,895,000	8,739,395

Treasury Inflation Protected Security	0.125	01-15-30		24,980,230	27,276,264
Foreign government obligations 19.4%					$910,762,237
(Cost $900,548,711)
Australia 0.6%					28,603,962
Commonwealth of Australia	0.250	11-21-24	AUD	17,845,000	13,650,157
Commonwealth of Australia	0.500	09-21-26	AUD	8,025,000	6,030,008
New South Wales Treasury Corp.	1.000	02-08-24	AUD	11,360,000	8,923,797
Austria 0.2%					9,043,538
Republic of Austria (A)	0.500	02-20-29	EUR	7,075,000	9,043,538
Brazil 1.0%					45,986,039
Federative Republic of Brazil	10.000	01-01-23	BRL	100,220,000	19,409,253
Federative Republic of Brazil	10.000	01-01-25	BRL	135,530,000	26,576,786
Canada 3.1%					147,020,484
Canada Housing Trust No. 1 (A)	1.950	12-15-25	CAD	32,440,000	26,402,683
Export Development Canada	2.400	06-07-21	AUD	4,145,000	3,208,912
Government of Canada	1.500	09-01-24	CAD	25,150,000	20,350,235
Province of Ontario	1.350	12-02-30	CAD	66,830,000	49,434,034
Province of Ontario	2.900	06-02-28	CAD	13,400,000	11,381,366
Province of Ontario	3.450	06-02-45	CAD	11,995,000	10,938,580
Province of Quebec	0.200	04-07-25	EUR	9,160,000	11,266,523
Province of Quebec	1.500	12-15-23	GBP	5,130,000	7,369,913
Province of Quebec	3.000	09-01-23	CAD	8,000,000	6,668,238
China 0.6%					30,615,768
People's Republic of China	1.990	04-09-25	CNY	50,640,000	7,509,516
People's Republic of China	2.880	11-05-23	CNY	149,230,000	23,106,252
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Colombia 0.4%					$20,509,694
Republic of Colombia	6.250	11-26-25	COP	31,560,000,000	9,320,434
Republic of Colombia	10.000	07-24-24	COP	34,094,500,000	11,189,260
Greece 0.5%					24,471,102
Republic of Greece (A)	1.500	06-18-30	EUR	10,675,000	13,441,044
Republic of Greece (A)	2.000	04-22-27	EUR	8,435,000	11,030,058
India 0.2%					7,281,093
Republic of India	6.450	10-07-29	INR	373,000,000	5,043,905
Republic of India	7.270	04-08-26	INR	156,200,000	2,237,188
Indonesia 3.1%					144,769,610
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	11,138,331
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	3,211,600
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	7,649,042
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	13,968,181
Republic of Indonesia	3.850	10-15-30		7,180,000	7,923,928
Republic of Indonesia	6.125	05-15-28	IDR	61,045,000,000	4,246,488
Republic of Indonesia	6.500	06-15-25	IDR	289,886,000,000	20,989,148
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	6,577,644
Republic of Indonesia	7.000	05-15-27	IDR	72,700,000,000	5,322,704
Republic of Indonesia	7.000	09-15-30	IDR	243,389,000,000	17,528,623
Republic of Indonesia	7.500	08-15-32	IDR	23,093,000,000	1,672,446
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,450,051
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,527,044
Republic of Indonesia	8.125	05-15-24	IDR	45,206,000,000	3,436,926
Republic of Indonesia	8.250	05-15-29	IDR	57,894,000,000	4,490,078
Republic of Indonesia	8.375	03-15-24	IDR	83,418,000,000	6,356,082
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	6,400,179
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	8,935,594
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	5,945,521
Ireland 0.4%					17,419,923
Republic of Ireland	3.400	03-18-24	EUR	12,890,000	17,419,923
Italy 1.0%					45,085,997
Republic of Italy	1.250	02-17-26		7,595,000	7,463,367
Republic of Italy (A)	1.850	07-01-25	EUR	19,430,000	25,278,628
Republic of Italy (A)	4.750	08-01-23	EUR	9,120,000	12,344,002
Japan 0.9%					41,463,567
Government of Japan	0.100	06-20-25	JPY	4,387,750,000	41,463,567
Malaysia 1.3%					62,815,777
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	6,486,989
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	5,486,470
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia (continued)
Government of Malaysia	3.844	04-15-33	MYR	48,536,000	$12,100,194
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	9,598,072
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	11,397,764
Government of Malaysia	4.059	09-30-24	MYR	37,710,000	9,927,351
Government of Malaysia	4.160	07-15-21	MYR	31,363,000	7,818,937
Mexico 0.8%					40,132,661
Government of Mexico	7.500	06-03-27	MXN	452,090,000	23,895,013
Government of Mexico	7.750	05-29-31	MXN	304,940,000	16,237,648
New Zealand 0.1%					3,019,255
Dominion of New Zealand	6.000	05-15-21	NZD	4,130,000	3,019,255
Norway 0.8%					36,727,981
Kingdom of Norway (A)	2.000	05-24-23	NOK	196,500,000	23,406,127
Kingdom of Norway (A)	3.750	05-25-21	NOK	114,595,000	13,321,854
Philippines 0.7%					31,464,239
Republic of the Philippines	0.875	05-17-27	EUR	17,540,000	21,485,880
Republic of the Philippines	6.250	01-14-36	PHP	373,000,000	9,978,359
Portugal 1.2%					54,336,707
Republic of Portugal (A)	0.475	10-18-30	EUR	21,270,000	26,118,077
Republic of Portugal (A)	0.700	10-15-27	EUR	4,525,000	5,721,474
Republic of Portugal (A)	5.125	10-15-24		19,575,000	22,497,156
Qatar 0.4%					17,285,882
State of Qatar (A)	4.000	03-14-29		6,955,000	7,946,755
State of Qatar (A)	4.817	03-14-49		7,575,000	9,339,127
Singapore 0.4%					19,522,051
Republic of Singapore	1.750	04-01-22	SGD	25,635,000	19,522,051
Spain 0.5%					22,717,564
Kingdom of Spain (A)	0.250	07-30-24	EUR	9,125,000	11,235,516
Kingdom of Spain (A)	0.800	07-30-27	EUR	9,040,000	11,482,048
Sweden 0.4%					21,101,949
Kingdom of Sweden (A)	0.125	04-24-23	EUR	17,240,000	21,101,949
United Arab Emirates 0.6%					28,471,244
Government of Abu Dhabi (A)	0.750	09-02-23		5,855,000	5,870,481
Government of Abu Dhabi (A)	1.700	03-02-31		9,705,000	9,301,311
Government of Abu Dhabi (A)	3.125	04-16-30		7,880,000	8,552,952
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	4,746,500
United Kingdom 0.2%					10,896,150
Government of United Kingdom	0.500	07-22-22	GBP	6,795,000	9,532,410

Government of United Kingdom	3.750	09-07-21	GBP	960,000	1,363,740
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 58.4%					$2,742,678,904
(Cost $2,654,554,412)
Communication services 9.9%					463,669,708
Diversified telecommunication services 0.9%
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	6,597,922
GCI LLC (A)	4.750	10-15-28		4,545,000	4,698,394
Level 3 Financing, Inc. (A)	4.625	09-15-27		1,665,000	1,722,776
Radiate Holdco LLC (A)	4.500	09-15-26		12,100,000	12,251,250
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		8,945,000	8,822,006
Verizon Communications, Inc.	1.500	09-18-30		5,790,000	5,460,973
Entertainment 1.4%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		5,635,000	5,734,740
Lions Gate Capital Holdings LLC (A)(B)	6.375	02-01-24		16,135,000	16,469,156
Netflix, Inc. (A)	3.625	06-15-25		20,350,000	21,672,750
Netflix, Inc. (B)	4.375	11-15-26		6,690,000	7,509,592
Netflix, Inc.	4.875	04-15-28		2,890,000	3,290,121
Netflix, Inc. (A)	5.375	11-15-29		9,335,000	11,028,836
Interactive media and services 0.7%
Alphabet, Inc.	1.100	08-15-30		7,995,000	7,547,798
ANGI Group LLC (A)	3.875	08-15-28		6,920,000	7,075,700
Match Group Holdings II LLC (A)	4.125	08-01-30		7,915,000	8,182,131
TripAdvisor, Inc. (A)	7.000	07-15-25		8,295,000	8,927,494
Media 5.5%
Altice Financing SA (A)	5.000	01-15-28		515,000	515,057
Altice Financing SA (A)	7.500	05-15-26		13,845,000	14,469,410
Altice France SA (A)	7.375	05-01-26		5,705,000	5,948,604
CCO Holdings LLC (A)	4.250	02-01-31		1,700,000	1,721,250
CCO Holdings LLC (A)	4.500	08-15-30		8,205,000	8,496,278
CCO Holdings LLC (A)	4.750	03-01-30		11,565,000	12,070,391
CCO Holdings LLC (A)	5.125	05-01-27		14,650,000	15,347,340
Charter Communications Operating LLC	2.800	04-01-31		2,350,000	2,379,563
Charter Communications Operating LLC	5.125	07-01-49		15,905,000	18,289,762
Charter Communications Operating LLC	5.750	04-01-48		7,045,000	8,685,184
CSC Holdings LLC (A)	3.375	02-15-31		3,830,000	3,676,800
CSC Holdings LLC (A)	4.625	12-01-30		8,795,000	8,770,638
CSC Holdings LLC (A)	5.375	02-01-28		10,225,000	10,809,870
CSC Holdings LLC (A)	5.500	05-15-26		4,536,000	4,695,667
CSC Holdings LLC (A)	5.500	04-15-27		12,580,000	13,236,676
CSC Holdings LLC (A)	5.750	01-15-30		21,015,000	22,427,208
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC	5.875	09-15-22		8,930,000	$9,394,226
CSC Holdings LLC (A)	6.500	02-01-29		875,000	967,706
CSC Holdings LLC (A)	7.500	04-01-28		13,955,000	15,370,874
DISH DBS Corp.	5.875	07-15-22		9,270,000	9,665,644
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		15,810,000	16,934,091
Sirius XM Radio, Inc. (A)	4.125	07-01-30		1,005,000	1,015,050
Sirius XM Radio, Inc. (A)	5.375	07-15-26		7,830,000	8,086,824
Townsquare Media, Inc. (A)	6.875	02-01-26		3,950,000	4,131,088
Virgin Media Finance PLC (A)	5.000	07-15-30		7,640,000	7,773,700
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		5,145,000	5,260,763
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		4,185,000	4,485,567
VTR Comunicaciones SpA (A)	5.125	01-15-28		4,175,000	4,467,250
VTR Finance NV (A)	6.375	07-15-28		3,810,000	4,167,759
WMG Acquisition Corp. (A)	5.500	04-15-26		16,304,000	16,737,686
Wireless telecommunication services 1.4%
Millicom International Cellular SA (A)	4.500	04-27-31		5,685,000	6,082,950
Sprint Corp.	7.125	06-15-24		1,655,000	1,905,650
T-Mobile USA, Inc.	2.625	02-15-29		4,405,000	4,294,875
T-Mobile USA, Inc.	2.875	02-15-31		4,070,000	3,993,688
T-Mobile USA, Inc. (A)	3.750	04-15-27		6,760,000	7,446,275
T-Mobile USA, Inc.	4.500	02-01-26		6,615,000	6,763,044
T-Mobile USA, Inc.	4.750	02-01-28		1,665,000	1,760,862
T-Mobile USA, Inc.	6.500	01-15-26		7,465,000	7,698,281
VMED O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	7,750,000	9,408,330
VMED O2 UK Financing I PLC (A)	4.250	01-31-31		17,725,000	17,326,188
Consumer discretionary 5.6%					264,909,403
Automobiles 1.6%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	5,984,391
Ford Motor Company	7.450	07-16-31		1,665,000	2,158,256
Ford Motor Company	8.500	04-21-23		9,865,000	11,024,138
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	3,354,000	4,719,511
Ford Motor Credit Company LLC	2.900	02-16-28		3,620,000	3,566,424
Ford Motor Credit Company LLC	2.979	08-03-22		4,400,000	4,444,484
Ford Motor Credit Company LLC	3.087	01-09-23		2,905,000	2,947,704
Ford Motor Credit Company LLC	3.350	11-01-22		5,755,000	5,848,691
Ford Motor Credit Company LLC	3.370	11-17-23		7,345,000	7,545,519
Ford Motor Credit Company LLC	3.813	10-12-21		3,365,000	3,404,825
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,632,938
Ford Motor Credit Company LLC	4.125	08-17-27		1,665,000	1,752,413
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	4.250	09-20-22		3,320,000	$3,419,600
Ford Motor Credit Company LLC	4.542	08-01-26		4,455,000	4,755,713
Nissan Motor Company, Ltd. (A)	4.810	09-17-30		7,960,000	8,883,880
Diversified consumer services 0.2%
Graham Holdings Company (A)	5.750	06-01-26		8,885,000	9,284,825
Hotels, restaurants and leisure 2.8%
Aramark Services, Inc. (A)	6.375	05-01-25		1,625,000	1,716,406
Carnival Corp. (A)	5.750	03-01-27		5,550,000	5,634,083
ESH Hospitality, Inc. (A)	5.250	05-01-25		7,295,000	7,436,377
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,920,000	4,845,413
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		2,950,000	3,178,684
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		15,427,000	15,943,033
MGM Resorts International	4.750	10-15-28		1,060,000	1,103,253
New Red Finance, Inc. (A)	3.875	01-15-28		9,865,000	10,013,962
New Red Finance, Inc. (A)	4.000	10-15-30		22,370,000	21,815,224
New Red Finance, Inc. (A)	4.250	05-15-24		7,706,000	7,783,060
New Red Finance, Inc. (A)	5.750	04-15-25		6,695,000	7,138,544
Travel + Leisure Company (A)	6.625	07-31-26		1,635,000	1,845,588
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		6,920,000	7,058,400
Yum! Brands, Inc.	3.625	03-15-31		18,845,000	18,114,756
Yum! Brands, Inc. (A)	4.750	01-15-30		19,625,000	20,476,725
Household durables 0.4%
Lennar Corp.	4.750	11-29-27		16,840,000	19,492,300
Newell Brands, Inc.	4.700	04-01-26		1,625,000	1,802,011
Internet and direct marketing retail 0.3%
Booking Holdings, Inc.	4.500	04-13-27		3,835,000	4,484,118
Expedia Group, Inc.	5.000	02-15-26		3,017,000	3,409,519
MercadoLibre, Inc. (B)	2.375	01-14-26		5,950,000	5,972,610
Specialty retail 0.3%
Carvana Company (A)	5.875	10-01-28		12,610,000	13,272,025
Consumer staples 4.0%					186,287,768
Beverages 0.2%
Diageo Finance PLC	1.875	03-27-27	EUR	1,536,000	2,034,818
Molson Coors Beverage Company	1.250	07-15-24	EUR	4,750,000	5,910,154
Food and staples retailing 0.0%
Albertsons Companies, Inc. (A)	4.875	02-15-30		845,000	874,761
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products 3.7%
JBS Investments II GmbH (A)	7.000	01-15-26		11,145,000	$11,819,384
Kraft Heinz Foods Company	3.000	06-01-26		7,635,000	8,102,759
Kraft Heinz Foods Company	3.750	04-01-30		13,755,000	15,032,188
Kraft Heinz Foods Company	3.875	05-15-27		3,905,000	4,268,430
Kraft Heinz Foods Company	3.950	07-15-25		3,645,000	4,054,023
Kraft Heinz Foods Company	4.250	03-01-31		16,095,000	18,070,234
Kraft Heinz Foods Company	4.375	06-01-46		2,935,000	3,197,602
Kraft Heinz Foods Company	4.625	10-01-39		11,120,000	12,771,503
Kraft Heinz Foods Company	6.875	01-26-39		9,015,000	12,640,118
Kraft Heinz Foods Company (A)	7.125	08-01-39		1,675,000	2,456,380
Lamb Weston Holdings, Inc. (A)	4.875	05-15-28		335,000	365,150
MARB BondCo PLC (A)	3.950	01-29-31		6,680,000	6,479,600
NBM US Holdings, Inc. (A)	7.000	05-14-26		2,929,000	3,160,684
Post Holdings, Inc. (A)	4.500	09-15-31		14,765,000	14,728,088
Post Holdings, Inc. (A)	5.000	08-15-26		15,995,000	16,690,783
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,476,320
Post Holdings, Inc. (A)	5.625	01-15-28		14,510,000	15,231,510
Post Holdings, Inc. (A)	5.750	03-01-27		19,660,000	20,586,969
Personal products 0.1%
Natura Cosmeticos SA (A)(B)	5.375	02-01-23		4,245,000	4,336,310
Energy 5.1%					241,838,830
Oil, gas and consumable fuels 5.1%
Aker BP ASA (A)	2.875	01-15-26		1,730,000	1,793,821
Aker BP ASA (A)	3.750	01-15-30		11,235,000	11,857,214
Aker BP ASA (A)	4.750	06-15-24		8,220,000	8,492,335
Aker BP ASA (A)	5.875	03-31-25		590,000	607,974
Apache Corp.	4.375	10-15-28		1,000,000	1,015,000
Apache Corp.	5.100	09-01-40		1,665,000	1,698,849
Cenovus Energy, Inc.	4.250	04-15-27		3,244,000	3,553,122
Cenovus Energy, Inc.	5.250	06-15-37		2,074,000	2,319,341
Cenovus Energy, Inc.	5.375	07-15-25		6,091,000	6,896,518
Cenovus Energy, Inc.	5.400	06-15-47		8,203,000	9,465,557
Cenovus Energy, Inc.	6.750	11-15-39		19,308,000	25,078,653
Continental Resources, Inc. (A)	5.750	01-15-31		10,050,000	11,328,461
Enbridge, Inc.	3.125	11-15-29		10,080,000	10,754,858
Enbridge, Inc.	4.250	12-01-26		7,996,000	9,112,869
EQT Corp.	3.900	10-01-27		3,283,000	3,405,160
Husky Energy, Inc.	3.500	02-07-28	CAD	5,175,000	4,230,764
Kinder Morgan, Inc.	2.000	02-15-31		3,020,000	2,886,417
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		6,590,000	7,076,013
Occidental Petroleum Corp.	3.200	08-15-26		4,575,000	4,381,478
Occidental Petroleum Corp.	3.400	04-15-26		4,895,000	4,752,751
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	5.500	12-01-25		1,625,000	$1,721,103
Occidental Petroleum Corp.	6.125	01-01-31		6,105,000	6,820,506
Occidental Petroleum Corp.	6.625	09-01-30		1,640,000	1,865,500
Ovintiv, Inc.	6.500	08-15-34		1,080,000	1,347,287
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,628,675
Petrobras Global Finance BV	5.093	01-15-30		8,899,000	9,437,390
Petrobras Global Finance BV	5.750	02-01-29		3,385,000	3,784,769
Petrobras Global Finance BV	6.900	03-19-49		11,065,000	12,375,096
Saudi Arabian Oil Company (A)	2.250	11-24-30		3,890,000	3,817,640
Saudi Arabian Oil Company (A)	3.500	04-16-29		9,115,000	9,939,264
Saudi Arabian Oil Company (A)	4.250	04-16-39		7,050,000	7,843,664
Saudi Arabian Oil Company (A)	4.375	04-16-49		5,805,000	6,609,758
Southwestern Energy Company	6.450	01-23-25		1,225,000	1,286,250
Targa Resources Partners LP	5.500	03-01-30		1,005,000	1,074,717
TC PipeLines LP	3.900	05-25-27		1,700,000	1,892,909
The Williams Companies, Inc.	3.500	11-15-30		865,000	939,613
The Williams Companies, Inc.	3.750	06-15-27		7,890,000	8,750,841
TransCanada PipeLines, Ltd.	4.100	04-15-30		13,295,000	15,174,797
TransCanada PipeLines, Ltd.	4.250	05-15-28		5,195,000	5,989,898
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	937,339
Valero Energy Corp.	3.400	09-15-26		5,490,000	5,894,659
Financials 10.6%					496,176,359
Banks 6.5%
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	9,123,761
Banco Actinver SA (A)	4.800	12-18-32		2,360,000	1,816,463
Banco Actinver SA (A)	9.500	12-18-32	MXN	138,600,000	5,022,552
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%)	1.898	07-23-31		12,135,000	11,758,910
BNG Bank NV	0.250	06-07-24	EUR	3,800,000	4,692,792
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) (A)(C)	4.500	02-25-30		7,418,000	7,296,642
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) (A)(C)	4.625	02-25-31		6,330,000	6,290,438
Citigroup, Inc. (Greater of 3 month EURIBOR + 0.500% or 0.000%) (D)	0.000	03-21-23	EUR	10,835,000	13,142,785
Citigroup, Inc. (3 month BBSW + 1.550%) (D)	1.560	05-04-21	AUD	13,996,000	10,792,744
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) (A)(B)(C)	6.875	09-23-24		1,926,000	$2,133,045
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		8,335,000	9,331,166
European Investment Bank (SONIA + 0.350%) (D)	0.399	06-29-23	GBP	6,180,000	8,654,903
European Investment Bank	1.500	05-12-22	NOK	117,270,000	13,686,821
First Horizon Bank	5.750	05-01-30		10,785,000	13,238,433
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) (C)	5.750	11-16-26		4,027,000	4,409,565
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	15,730,000	12,785,477
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	13,998,000	10,385,719
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	12,620,000	9,349,841
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	32,325,000,000	2,272,284
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	9,029,762
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (A)(C)	7.700	09-17-25		6,225,000	7,018,688
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (C)	7.500	09-27-25		7,715,000	8,831,746
National Bank of Canada (A)	2.150	10-07-22		7,805,000	8,029,140
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)(C)	6.000	12-29-25		8,590,000	9,513,425
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	0.650	06-21-23	NOK	88,000,000	10,202,523
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	0.740	06-19-24	NOK	110,000,000	12,775,356
Nordic Investment Bank	1.500	01-24-22	NOK	58,000,000	6,708,415
Popular, Inc.	6.125	09-14-23		17,095,000	18,462,600
QNB Finance, Ltd.	3.500	03-28-24		4,285,000	4,577,605
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(C)	8.000	09-29-25		6,640,000	$7,804,200
U.S. Bancorp	0.850	06-07-24	EUR	23,470,000	29,174,990
Wells Fargo & Company (3 month BBSW + 1.320%) (D)	1.331	07-27-21	AUD	9,035,000	6,981,010
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	9,759,150
Capital markets 1.6%
Credit Suisse Group AG (4.500% to 9-3-30, then 5 Year CMT + 3.554%) (A)(C)	4.500	09-03-30		1,735,000	1,693,794
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) (A)(C)	5.100	01-24-30		1,735,000	1,767,531
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) (A)(C)	6.375	08-21-26		8,715,000	9,717,225
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		16,600,000	16,558,500
MSCI, Inc. (A)	3.625	09-01-30		3,820,000	3,981,892
MSCI, Inc. (A)	3.875	02-15-31		7,940,000	8,337,000
MSCI, Inc. (A)	4.000	11-15-29		4,680,000	4,961,315
MSCI, Inc. (A)	4.750	08-01-26		2,990,000	3,079,700
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	7,713,000	9,584,688
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	2,510,000	3,360,746
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,960,000	2,668,364
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) (A)(C)	4.375	02-10-31		9,075,000	8,941,598
Diversified financial services 1.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	10,856,444
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	10,945,000	13,194,110
European Financial Stability Facility	1.875	05-23-23	EUR	2,500,000	3,184,444
GE Capital Funding LLC (A)	4.400	05-15-30		8,105,000	9,301,864
Icahn Enterprises LP	5.250	05-15-27		995,000	1,044,750
Mexico Remittances Funding Fiduciary Estate Management Sarl (A)	4.875	01-15-28		6,450,000	6,479,348
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	97,416,147	19,034,060
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	$22,384,376
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	9,990,000	12,148,274
DB Insurance Company, Ltd.	3.512	05-25-24	KRW	10,000,000,000	9,301,013
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	9,542,372
Health care 5.6%					263,300,775
Health care equipment and supplies 0.7%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	11,262,718
DH Europe Finance II Sarl	0.450	03-18-28	EUR	18,445,000	22,333,331
Health care providers and services 2.7%
Centene Corp.	2.500	03-01-31		9,265,000	8,961,108
Centene Corp.	3.000	10-15-30		18,720,000	19,013,904
Centene Corp.	3.375	02-15-30		18,780,000	19,300,206
Centene Corp.	4.625	12-15-29		2,625,000	2,832,375
HCA, Inc.	3.500	09-01-30		33,251,000	34,596,761
HCA, Inc.	4.125	06-15-29		13,845,000	15,628,365
HCA, Inc.	5.375	02-01-25		16,935,000	18,988,369
Rede D'or Finance Sarl (A)	4.500	01-22-30		7,890,000	8,028,075
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	8,016,394
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	4,062,297
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	6,320,100
Pharmaceuticals 1.8%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	8,185,886
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,946,662
Bausch Health Companies, Inc. (A)	5.000	01-30-28		16,235,000	16,559,700
Bausch Health Companies, Inc. (A)	5.000	02-15-29		2,155,000	2,179,244
Bausch Health Companies, Inc. (A)	5.250	01-30-30		26,685,000	27,130,640
Bausch Health Companies, Inc. (A)	5.250	02-15-31		2,440,000	2,470,500
Bausch Health Companies, Inc. (A)	5.500	11-01-25		4,675,000	4,811,510
Bausch Health Companies, Inc. (A)	6.250	02-15-29		10,585,000	11,280,435
Bausch Health Companies, Inc. (A)	9.000	12-15-25		5,870,000	6,392,195
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

	Rate (%)	Maturity date		Par value^	Value
Industrials 6.0%					$281,232,704
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	2,740,000	3,555,815
DAE Funding LLC (A)	3.375	03-20-28		6,635,000	6,715,947
Spirit AeroSystems, Inc. (A)	7.500	04-15-25		1,705,000	1,803,549
The Boeing Company	2.196	02-04-26		19,200,000	19,239,988
The Boeing Company	5.040	05-01-27		11,170,000	12,873,797
The Boeing Company	5.150	05-01-30		10,560,000	12,305,169
Air freight and logistics 0.3%
Hidrovias International Finance Sarl (A)(B)	4.950	02-08-31		3,515,000	3,592,330
Simpar Europe SA (A)	5.200	01-26-31		3,245,000	3,277,450
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	30,765,000	5,433,978
Airlines 2.0%
American Airlines Group, Inc. (A)(B)	5.000	06-01-22		8,485,000	8,177,419
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		5,767,116	5,776,929
Delta Air Lines, Inc.	2.900	10-28-24		7,330,000	7,295,546
Delta Air Lines, Inc. (A)	4.500	10-20-25		3,390,000	3,620,705
Delta Air Lines, Inc. (A)	4.750	10-20-28		26,129,000	29,014,561
Delta Air Lines, Inc. (A)	7.000	05-01-25		11,720,000	13,654,020
Delta Air Lines, Inc.	7.375	01-15-26		1,655,000	1,938,361
Mileage Plus Holdings LLC (A)	6.500	06-20-27		8,520,000	9,308,100
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		13,178,517	14,694,046
Building products 0.1%
Builders FirstSource, Inc. (A)	6.750	06-01-27		1,966,000	2,108,535
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	3,133,424
Commercial services and supplies 0.3%
Cimpress PLC (A)	7.000	06-15-26		10,985,000	11,585,880
Prime Security Services Borrower LLC (A)	3.375	08-31-27		1,055,000	1,028,498
Construction and engineering 0.4%
AECOM	5.125	03-15-27		8,062,000	8,807,735
AECOM	5.875	10-15-24		9,935,000	11,027,850
Professional services 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30		5,780,000	5,832,500
Road and rail 0.5%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		7,580,000	7,653,194
Movida Europe SA (A)(B)	5.250	02-08-31		2,480,000	2,467,600
Uber Technologies, Inc. (A)	7.500	05-15-25		1,640,000	1,763,016
Uber Technologies, Inc. (A)	8.000	11-01-26		10,975,000	11,856,841
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors 0.9%
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) (A)(D)	1.252	05-04-21		3,715,000	$3,713,819
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	12,016,476
United Rentals North America, Inc.	3.875	02-15-31		11,355,000	11,611,907
United Rentals North America, Inc.	4.000	07-15-30		7,265,000	7,535,258
United Rentals North America, Inc.	4.875	01-15-28		6,470,000	6,842,025
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31		5,975,000	5,783,079
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		3,885,000	4,187,357
Information technology 1.9%					89,826,587
IT services 0.5%
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	5,914,910
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	12,315,338
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	4,398,925
Gartner, Inc. (A)	3.750	10-01-30		255,000	258,188
Semiconductors and semiconductor equipment 0.4%
Broadcom, Inc.	4.750	04-15-29		12,950,000	14,841,117
SK Hynix, Inc. (A)	1.500	01-19-26		4,935,000	4,910,659
Software 0.3%
Camelot Finance SA (A)	4.500	11-01-26		4,330,000	4,492,375
j2 Global, Inc. (A)	4.625	10-15-30		3,555,000	3,688,668
SS&C Technologies, Inc. (A)	5.500	09-30-27		5,755,000	6,079,409
Technology hardware, storage and peripherals 0.7%
Apple, Inc.	0.875	05-24-25	EUR	9,831,000	12,320,094
Atento Luxco 1 SA (A)	8.000	02-10-26		4,445,000	4,664,227
CDW LLC	4.250	04-01-28		1,655,000	1,717,394
Dell International LLC (A)	5.300	10-01-29		1,600,000	1,901,536
Dell International LLC (A)	8.350	07-15-46		7,209,000	11,029,841
Xerox Holdings Corp. (A)	5.000	08-15-25		1,225,000	1,293,906
Materials 4.7%					221,155,677
Chemicals 0.5%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		4,394,000	4,542,298
Braskem Netherlands Finance BV (A)(B)	5.875	01-31-50		6,055,000	6,198,504
CF Industries, Inc.	5.375	03-15-44		1,250,000	1,560,938
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	$5,295,047
FS Luxembourg Sarl (A)	10.000	12-15-25		6,390,000	6,838,898
NOVA Chemicals Corp. (A)	5.250	06-01-27		1,000,000	1,042,500
Construction materials 0.3%
Cemex SAB de CV (A)	3.875	07-11-31		6,610,000	6,596,119
St. Mary's Cement, Inc. (A)	5.750	01-28-27		4,140,000	4,797,266
Standard Industries, Inc. (A)	3.375	01-15-31		2,575,000	2,465,022
Standard Industries, Inc. (A)	5.000	02-15-27		915,000	944,738
Containers and packaging 2.4%
Ardagh Packaging Finance PLC (A)	3.250	09-01-28		9,710,000	9,710,000
Ardagh Packaging Finance PLC (A)	4.000	09-01-29		10,505,000	10,505,000
Ardagh Packaging Finance PLC (A)	4.125	08-15-26		1,655,000	1,712,773
Ball Corp.	2.875	08-15-30		5,485,000	5,327,306
Ball Corp.	4.000	11-15-23		11,735,000	12,409,763
Ball Corp.	4.875	03-15-26		8,590,000	9,555,688
Ball Corp.	5.250	07-01-25		13,700,000	15,412,500
Berry Global, Inc. (A)	5.625	07-15-27		6,805,000	7,238,819
Crown Americas LLC	4.250	09-30-26		1,490,000	1,605,475
Crown Americas LLC	4.500	01-15-23		10,709,000	11,257,836
Crown Cork & Seal Company, Inc.	7.375	12-15-26		10,748,000	12,964,775
Reynolds Group Issuer, Inc. (A)	4.000	10-15-27		13,505,000	13,462,729
Metals and mining 1.5%
ArcelorMittal SA	4.550	03-11-26		995,000	1,111,565
ArcelorMittal SA	7.000	03-01-41		2,515,000	3,559,253
ArcelorMittal SA	7.250	10-15-39		1,275,000	1,836,000
Cleveland-Cliffs, Inc. (A)	4.625	03-01-29		14,925,000	14,607,844
Cleveland-Cliffs, Inc. (A)	6.750	03-15-26		3,835,000	4,108,244
CSN Islands XI Corp. (A)	6.750	01-28-28		9,695,000	10,470,600
Freeport-McMoRan, Inc.	4.625	08-01-30		10,030,000	11,085,758
Freeport-McMoRan, Inc.	5.450	03-15-43		8,350,000	10,374,875
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		11,455,000	12,557,544
Real estate 1.3%					60,120,235
Equity real estate investment trusts 1.3%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	3,401,149
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	4,733,527
Crown Castle International Corp.	2.250	01-15-31		2,550,000	2,504,849
MGM Growth Properties Operating Partnership LP (A)	4.625	06-15-25		1,055,000	1,118,300
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
SBA Communications Corp. (A)	3.125	02-01-29		9,770,000	$9,503,572
SBA Communications Corp.	3.875	02-15-27		22,055,000	22,860,669
SBA Communications Corp.	4.875	09-01-24		1,067,000	1,094,422
VICI Properties LP (A)	4.125	08-15-30		9,945,000	10,342,800
VICI Properties LP (A)	4.625	12-01-29		4,345,000	4,560,947
Utilities 3.7%					174,160,858
Electric utilities 3.1%
Chile Electricity PEC SpA (A)(B)(E)	2.820	01-25-28		2,925,000	2,407,275
DPL, Inc. (A)	4.125	07-01-25		13,920,000	14,894,400
EDP Finance BV	0.375	09-16-26	EUR	1,315,000	1,594,785
FirstEnergy Corp.	4.400	07-15-27		9,045,000	9,931,229
FirstEnergy Corp.	7.375	11-15-31		15,800,000	21,731,004
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	5,156,650
NRG Energy, Inc. (A)	3.625	02-15-31		17,775,000	17,508,375
NRG Energy, Inc. (A)	5.250	06-15-29		9,810,000	10,353,180
NRG Energy, Inc.	5.750	01-15-28		85,000	90,313
NRG Energy, Inc.	6.625	01-15-27		21,110,000	21,951,867
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		12,660,000	13,736,100
Vistra Operations Company LLC (A)	4.300	07-15-29		12,130,000	13,511,977
Vistra Operations Company LLC (A)	5.000	07-31-27		3,980,000	4,164,075
Vistra Operations Company LLC (A)	5.625	02-15-27		7,175,000	7,497,875
Independent power and renewable electricity producers 0.4%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		5,330,000	5,918,965
Greenko Dutch BV (A)(B)	5.250	07-24-24		8,495,000	8,760,469
Greenko Solar Mauritius, Ltd. (A)(B)	5.550	01-29-25		5,260,000	5,394,414
The AES Corp. (A)	2.450	01-15-31		1,665,000	1,635,515
Multi-utilities 0.2%
E.ON SE	0.375	09-29-27	EUR	3,200,000	3,903,495

Engie SA	0.375	06-21-27	EUR	3,300,000	4,018,895
Convertible bonds 2.9%					$136,476,613
(Cost $118,192,484)
Communication services 0.6%					28,977,448
Diversified telecommunication services 0.1%
Cellnex Telecom SA	0.750	11-20-31	EUR	6,000,000	6,894,368
Media 0.5%
DISH Network Corp.	3.375	08-15-26		5,520,000	5,190,604
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	23

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Liberty Broadband Corp. (A)	1.250	09-30-50		8,240,000	$8,208,243
Liberty Broadband Corp. (A)	2.750	09-30-50		4,415,000	4,578,692
Liberty Media Corp. (A)	0.500	12-01-50		3,430,000	4,105,541
Consumer discretionary 0.3%					16,219,219
Household durables 0.1%
Sony Corp., Zero Coupon	0.000	09-30-22	JPY	356,000,000	7,449,299
Specialty retail 0.2%
Burlington Stores, Inc. (A)	2.250	04-15-25		6,365,000	8,769,920
Energy 0.3%					12,162,654
Oil, gas and consumable fuels 0.3%
BP Capital Markets PLC	1.000	04-28-23	GBP	8,300,000	12,162,654
Industrials 1.1%					52,661,951
Airlines 0.7%
Air Canada (A)	4.000	07-01-25		955,000	1,485,025
American Airlines Group, Inc.	6.500	07-01-25		14,450,000	22,542,040
Southwest Airlines Company	1.250	05-01-25		4,530,000	7,616,063
Road and rail 0.4%
Uber Technologies, Inc., Zero Coupon (A)	0.000	12-15-25		20,055,000	21,018,823
Information technology 0.2%					8,861,438
IT services 0.2%
Sabre GLBL, Inc. (A)(B)	4.000	04-15-25		4,245,000	8,861,438
Utilities 0.4%					17,593,903
Electric utilities 0.4%

NRG Energy, Inc.	2.750	06-01-48		15,215,000	17,593,903
Capital preferred securities 0.6%					$26,745,367
(Cost $24,955,962)
Financials 0.6%					26,745,367
Banks 0.6%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	03-29-21		18,552,000	17,972,250

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	03-15-21		8,787,000	8,773,117
Collateralized mortgage obligations 1.2%					$57,595,104
(Cost $56,465,425)
Commercial and residential 1.2%					56,477,980
Arroyo Mortgage Trust
24	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	8,508,282	$8,800,995
Series 2019-2, Class A1 (A)(F)	3.347	04-25-49	8,390,187	8,646,097
Series 2019-3, Class A1 (A)(F)	2.962	10-25-48	6,638,823	6,779,586
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	1.032	10-15-36	17,936,982	17,967,441
Series 2020-BXLP, Class A (1 month LIBOR + 0.800%) (A)(D)	0.912	12-15-36	7,759,272	7,765,113
CSMC Trust Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	4,968,523	5,076,823
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	4,693,743	49,119
Series 2007-4, Class ES IO	0.350	07-19-47	5,253,626	70,495
Series 2007-6, Class ES IO (A)	0.343	08-19-37	4,873,493	70,195
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A (F)	5.432	11-25-34	1,155,646	1,252,116
U.S. Government Agency 0.0%				1,117,124
Federal Home Loan Mortgage Corp. Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) (D)	0.868	03-25-30	1,115,658	1,117,124

Asset backed securities 2.4%				$110,666,790
(Cost $106,325,252)
Asset backed securities 2.4%				110,666,790
AMSR Trust Series 2019-SFR1, Class A (A)	2.774	01-19-39	13,845,000	14,473,843
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(D)	0.358	07-25-36	1,480,361	1,477,152
DB Master Finance LLC
Series 2017-1A, Class A2I (A)	3.629	11-20-47	7,638,750	7,809,934
Series 2019-1A, Class A2I (A)	3.787	05-20-49	10,352,350	10,587,038
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,767,175	6,119,030
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,812,025	6,157,376
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(D)	1.468	07-25-47	9,462,350	9,472,380
FirstKey Homes Trust Series 2020-SFR2, Class A (A)	1.266	10-19-37	4,030,000	4,033,446
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) (A)(D)	1.556	07-17-37	7,715,000	$7,726,951
Home Partners of America Trust Series 2019-1, Class B (A)	3.157	09-17-39	4,747,894	4,819,552
Jack In The Box Funding LLC Series 2019-1A, Class A2II (A)	4.476	08-25-49	6,962,388	7,290,386
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (A)(F)	3.500	08-25-58	9,780,992	10,338,324
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	3,796,433	3,946,289
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	15,053,500	16,415,089

	Shares	Value
Common stocks 4.2%		$195,073,436
(Cost $194,086,957)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (G)(H)	110,794	0
Financials 1.9%		87,523,280
Banks 1.6%
Citigroup, Inc.	160,645	10,583,293
Citizens Financial Group, Inc.	279,100	12,124,104
Huntington Bancshares, Inc.	765,740	11,746,452
Regions Financial Corp.	628,795	12,972,041
U.S. Bancorp	152,382	7,619,100
Wells Fargo & Company	555,931	20,108,024
Capital markets 0.3%
The Goldman Sachs Group, Inc.	38,720	12,370,266
Industrials 1.1%		51,472,112
Aerospace and defense 0.4%
The Boeing Company (H)	88,375	18,736,384
Airlines 0.6%
Delta Air Lines, Inc. (H)	616,608	29,560,188
Construction and engineering 0.1%
HC2 Holdings, Inc. (H)	907,297	3,175,540
Real estate 0.8%		39,693,549
Equity real estate investment trusts 0.8%
Americold Realty Trust	133,515	4,678,366
RioCan Real Estate Investment Trust	2,350,230	35,015,183
26	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 0.4%		$16,384,495
Multi-utilities 0.4%

Dominion Energy, Inc.	176,500	16,384,495
Preferred securities 3.6%		$169,526,981
(Cost $171,301,392)
Communication services 0.1%		5,424,441
Media 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	4,970	5,424,441
Financials 0.5%		24,038,915
Banks 0.5%
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	12,425	11,257,050
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	6,868,037
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,913,828
Health care 0.3%		15,392,426
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.000% (B)	113,050	5,958,866
Danaher Corp., 4.750%	6,190	9,433,560
Industrials 0.5%		22,799,671
Machinery 0.5%
Fortive Corp., 5.000%	11,782	11,362,931
Stanley Black & Decker, Inc., 5.250% (B)	105,700	11,436,740
Information technology 0.3%		12,517,787
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	8,280	12,517,787
Utilities 1.9%		89,353,741
Electric utilities 1.5%
American Electric Power Company, Inc., 6.125%	288,950	12,918,955
NextEra Energy, Inc., 4.872%	278,050	15,659,776
NextEra Energy, Inc., 5.279%	329,050	16,021,445
NextEra Energy, Inc., 6.219%	183,350	8,905,310
The Southern Company, 6.750%	336,250	16,190,438
Multi-utilities 0.4%
CenterPoint Energy, Inc., 7.000%	224,950	8,226,422
DTE Energy Company, 6.250%	249,050	11,431,395

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	27

	Contracts/ Notional amount	Value
Purchased options 0.0%		$640,088
(Cost $2,162,099)
Calls 0.0%		10,513
Over the Counter Option on the GBP vs. NZD (Expiration Date: 12-3-21; Strike Price: GBP 2.02; Counterparty: Citibank, N.A.) (H)(I)	63,950,000	10,513
Puts 0.0%		629,575
Over the Counter Option on the EUR vs. USD (Expiration Date: 3-31-21; Strike Price: EUR 1.19; Counterparty: Goldman Sachs Bank USA) (H)(I)	91,700,000	260,116
Over the Counter Option on the USD vs. MXN (Expiration Date: 7-22-21; Strike Price: $19.25; Counterparty: HSBC Bank USA, N.A.) (H)(I)	63,470,000	369,459

	Yield (%)	Shares	Value
Short-term investments 3.4%			$157,034,902
(Cost $157,048,043)
Short-term funds 1.1%			48,379,902
John Hancock Collateral Trust (J)	0.1222(K)	4,835,282	48,379,902

	Par value^	Value
Repurchase agreement 2.3%		108,655,000
Barclays Tri-Party Repurchase Agreement dated 2-26-21 at 0.010% to be repurchased at $90,798,076 on 3-1-21, collateralized by $87,901,100 U.S. Treasury Notes, 1.875% due 7-31-26 (valued at $92,614,066)	90,798,000	90,798,000
Repurchase Agreement with State Street Corp. dated 2-26-21 at 0.000% to be repurchased at $17,857,000 on 3-1-21, collateralized by $18,221,000 U.S. Treasury Notes, 0.125% due 10-31-22 (valued at $18,214,194)	17,857,000	17,857,000

Total investments (Cost $4,608,464,492) 101.2%	$4,747,946,357
Other assets and liabilities, net (1.2%)	(54,329,666)
Total net assets 100.0%	$4,693,616,691

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
28	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,872,059,352 or 39.9% of the fund's net assets as of 2-28-21.
(B)	All or a portion of this security is on loan as of 2-28-21.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 2-28-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	29

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	195	Long	Mar 2021	$35,508,237	$35,244,720	$(263,517)
10-Year U.S. Treasury Note Futures	471	Short	Jun 2021	(63,227,360)	(62,510,531)	716,829
German Euro BUND Futures	150	Short	Mar 2021	(31,693,687)	(31,382,381)	311,306
U.S. Treasury Long Bond Futures	3,547	Short	Jun 2021	(570,443,544)	(564,748,906)	5,694,638
						$6,459,256
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	14,992,000	NZD	16,170,476	GSI	3/17/2021	—	$(147,819)
AUD	29,992,000	NZD	32,153,659	HUS	3/17/2021	—	(154,151)
AUD	14,992,000	NZD	15,997,007	SCB	3/17/2021	—	(22,478)
AUD	17,723,044	USD	13,410,478	ANZ	3/17/2021	$227,324	—
AUD	17,652,371	USD	13,642,670	GSI	3/17/2021	—	(59,251)
AUD	17,723,044	USD	13,421,537	MSCS	3/17/2021	216,265	—
AUD	17,655,400	USD	13,729,192	SSB	3/17/2021	—	(143,442)
CAD	52,254,480	GBP	29,967,500	CITI	3/17/2021	—	(691,100)
CAD	15,187,212	USD	11,959,000	BARC	3/17/2021	—	(24,434)
CAD	57,544,574	USD	44,938,750	CIBC	3/17/2021	281,498	—
CAD	102,029,651	USD	80,072,755	CITI	3/17/2021	105,197	—
CAD	38,116,062	USD	29,888,750	HUS	3/17/2021	63,992	—
CAD	19,001,823	USD	14,948,750	JPM	3/17/2021	—	(16,549)
CAD	73,418,389	USD	57,697,800	MSCS	3/17/2021	—	(3,434)
CAD	76,576,915	USD	59,832,500	RBC	3/17/2021	343,930	—
CAD	18,800,196	USD	14,944,375	SCB	3/17/2021	—	(170,619)
CAD	95,116,317	USD	74,827,500	SSB	3/17/2021	—	(82,252)
EUR	30,041,000	JPY	3,846,509,722	CITI	3/17/2021	167,253	—
EUR	60,026,000	JPY	7,612,035,661	GSI	3/17/2021	1,026,770	—
EUR	29,985,000	JPY	3,812,371,161	JPM	3/17/2021	419,980	—
EUR	14,992,500	JPY	1,900,010,020	SCB	3/17/2021	267,934	—
EUR	59,970,000	JPY	7,648,907,533	SSB	3/17/2021	613,221	—
EUR	428,239	USD	515,458	ANZ	3/17/2021	1,411	—
EUR	21,343,594	USD	25,855,907	BARC	3/17/2021	—	(94,941)
EUR	14,953,125	USD	18,123,536	CITI	3/17/2021	—	(75,641)
EUR	14,953,125	USD	18,265,760	HUS	3/17/2021	—	(217,864)
EUR	101,941,137	USD	123,243,262	MSCS	3/17/2021	—	(203,900)
EUR	35,738,169	USD	43,395,661	RBC	3/17/2021	—	(260,951)
GBP	29,967,500	USD	41,700,525	BARC	3/17/2021	53,708	—
GBP	8,231,908	USD	11,434,367	JPM	3/17/2021	35,292	—
30	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	16,463,997	USD	22,940,324	SSB	3/17/2021	—	$(753)
JPY	7,763,644,333	EUR	60,082,000	ANZ	3/17/2021	$328,155	—
JPY	7,655,372,748	EUR	59,970,000	CITI	3/17/2021	—	(552,557)
JPY	3,846,160,958	EUR	29,985,000	GSI	3/17/2021	—	(102,935)
JPY	1,918,940,900	EUR	14,992,500	SSB	3/17/2021	—	(90,309)
JPY	3,799,649,725	EUR	29,985,000	UBS	3/17/2021	—	(539,342)
JPY	3,130,768,248	USD	29,983,750	RBC	3/17/2021	—	(608,260)
JPY	3,181,341,839	USD	29,983,750	UBS	3/17/2021	—	(133,736)
MXN	378,021,454	USD	18,865,000	GSI	3/17/2021	—	(824,984)
MXN	307,234,787	USD	14,953,125	HUS	3/17/2021	—	(291,205)
MXN	609,793,342	USD	29,906,250	MSCS	3/17/2021	—	(805,569)
MXN	157,337,529	USD	7,476,563	SSB	3/17/2021	31,931	—
NZD	16,227,836	AUD	14,992,000	CIBC	3/17/2021	189,265	—
NZD	16,054,168	AUD	14,992,000	GSI	3/17/2021	63,780	—
NZD	32,127,961	AUD	29,984,000	SSB	3/17/2021	141,740	—
NZD	34,555,090	USD	24,675,653	ANZ	3/17/2021	292,379	—
NZD	4,646,400	USD	3,366,521	JPM	3/17/2021	—	(9,231)
NZD	20,381,186	USD	14,635,163	SSB	3/17/2021	91,411	—
SGD	36,598,697	USD	27,583,042	HUS	3/17/2021	—	(136,970)
SGD	12,184,946	USD	9,207,986	JPM	3/17/2021	—	(70,259)
USD	20,345,067	AUD	26,396,521	ANZ	3/17/2021	33,063	—
USD	2,780,655	AUD	3,610,619	BARC	3/17/2021	2,300	—
USD	6,722,100	AUD	8,673,477	SSB	3/17/2021	47,899	—
USD	56,666,266	AUD	73,536,494	UBS	3/17/2021	80,267	—
USD	29,985,000	CAD	38,340,620	CIBC	3/17/2021	—	(144,206)
USD	15,240,000	CAD	19,321,729	GSI	3/17/2021	56,407	—
USD	74,938,750	CAD	94,820,683	HUS	3/17/2021	425,821	—
USD	14,967,500	CAD	18,870,665	JPM	3/17/2021	138,367	—
USD	15,015,000	CAD	18,930,742	MSCS	3/17/2021	138,656	—
USD	29,985,000	CAD	38,377,322	RBC	3/17/2021	—	(173,047)
USD	45,015,000	CAD	57,386,593	SSB	3/17/2021	—	(81,102)
USD	25,955,847	EUR	21,285,229	BARC	3/17/2021	265,325	—
USD	25,853,835	EUR	21,285,229	CITI	3/17/2021	163,314	—
USD	36,295,158	EUR	29,906,250	HUS	3/17/2021	199,368	—
USD	54,452,521	EUR	44,865,503	SSB	3/17/2021	301,439	—
USD	1,129,802	EUR	930,240	TD	3/17/2021	7,035	—
USD	49,885,398	GBP	36,637,851	MSCS	3/17/2021	—	(1,162,750)
USD	2,347,180	JPY	248,606,368	JPM	3/17/2021	14,546	—
USD	29,980,000	JPY	3,136,792,410	SCB	3/17/2021	547,986	—
USD	9,576,454	JPY	995,700,074	SSB	3/17/2021	233,961	—
USD	29,980,000	JPY	3,169,797,392	UBS	3/17/2021	238,306	—
USD	7,469,688	MXN	155,485,280	GSI	3/17/2021	49,588	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	31

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	14,953,125	MXN	303,144,584	HUS	3/17/2021	$486,398	—
USD	22,422,813	MXN	457,846,279	MSCS	3/17/2021	573,380	—
USD	18,865,000	MXN	376,630,387	SSB	3/17/2021	891,369	—
USD	7,408,552	NZD	10,219,679	BARC	3/17/2021	24,248	—
USD	7,393,553	NZD	10,219,679	CITI	3/17/2021	9,250	—
USD	31,870,322	NZD	44,774,769	GSI	3/17/2021	—	$(482,013)
USD	6,759,774	NZD	9,254,361	HUS	3/17/2021	72,968	—
USD	3,346,756	NZD	4,646,400	NAB	3/17/2021	—	(10,534)
USD	65,586,937	SGD	87,150,252	CITI	3/17/2021	231,274	—
USD	55,214,929	SGD	73,048,713	GSI	3/17/2021	434,284	—
USD	18,445,934	SGD	24,337,935	HUS	3/17/2021	194,445	—
USD	27,681,250	SGD	36,725,359	UBS	3/17/2021	140,191	—
						$10,963,891	$(8,588,588)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	CITI	EUR	1.20	Mar 2021	99,155,000	$1,437,747	$(1,110,457)
						$1,437,747	$(1,110,457)
Puts
Euro vs. U.S. Dollar	CITI	EUR	1.19	Mar 2021	91,700,000	$742,770	$(260,116)
						$742,770	$(260,116)
						$2,180,517	$(1,370,573)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
32	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $4,651,141,315. Net unrealized appreciation aggregated to $104,269,028, of which $180,987,278 related to gross unrealized appreciation and $76,718,250 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	33

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $4,560,071,449) including $47,306,556 of securities loaned	$4,699,566,455
Affiliated investments, at value (Cost $48,393,043)	48,379,902
Total investments, at value (Cost $4,608,464,492)	4,747,946,357
Unrealized appreciation on forward foreign currency contracts	10,963,891
Receivable for futures variation margin	4,227,550
Foreign currency, at value (Cost $10,862,186)	10,880,981
Collateral held at broker for futures contracts	15,971,653
Collateral segregated at custodian for OTC derivative contracts	5,110,000
Dividends and interest receivable	40,634,769
Receivable for fund shares sold	4,524,748
Receivable for investments sold	4,118,173
Receivable for securities lending income	8,504
Other assets	201,240
Total assets	4,844,587,866
Liabilities
Unrealized depreciation on forward foreign currency contracts	8,588,588
Written options, at value (Premiums received $2,180,517)	1,370,573
Due to custodian	7,100,277
Distributions payable	182,356
Payable for investments purchased	75,461,350
Payable for fund shares repurchased	8,752,686
Payable upon return of securities loaned	48,373,950
Payable to affiliates
Accounting and legal services fees	225,867
Transfer agent fees	205,924
Distribution and service fees	1,101
Trustees' fees	3,465
Other liabilities and accrued expenses	705,038
Total liabilities	150,971,175
Net assets	$4,693,616,691
Net assets consist of
Paid-in capital	$4,659,387,457
Total distributable earnings (loss)	34,229,234
Net assets	$4,693,616,691

34	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($381,997,858 ÷ 33,743,786 shares)[1]	$11.32
Class C ($98,096,489 ÷ 8,664,025 shares)[1]	$11.32
Class I ($1,884,901,802 ÷ 166,491,210 shares)	$11.32
Class R2 ($5,788,018 ÷ 510,913 shares)	$11.33
Class R6 ($212,948,832 ÷ 18,795,911 shares)	$11.33
Class NAV ($2,109,883,692 ÷ 186,444,163 shares)	$11.32
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.79

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	35

STATEMENT OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Investment income
Interest	$66,776,601
Dividends	7,232,445
Securities lending	107,146
Less foreign taxes withheld	(892,725)
Total investment income	73,223,467
Expenses
Investment management fees	14,698,489
Distribution and service fees	1,154,947
Accounting and legal services fees	374,424
Transfer agent fees	1,348,614
Trustees' fees	38,923
Custodian fees	372,009
State registration fees	59,823
Printing and postage	122,586
Professional fees	111,571
Other	122,621
Total expenses	18,404,007
Less expense reductions	(641,020)
Net expenses	17,762,987
Net investment income	55,460,480
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	108,594,127
Affiliated investments	(19,109)
Futures contracts	49,354,762
Forward foreign currency contracts	11,555,331
Written options	1,457,309
170,942,420
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(43,766,900)
Affiliated investments	(8,320)
Futures contracts	3,992,381
Forward foreign currency contracts	(2,475,367)
Written options	809,944
(41,448,262)
Net realized and unrealized gain	129,494,158
Increase in net assets from operations	$184,954,638
36	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$55,460,480	$135,458,287
Net realized gain	170,942,420	33,169,397
Change in net unrealized appreciation (depreciation)	(41,448,262)	47,146,554
Increase in net assets resulting from operations	184,954,638	215,774,238
Distributions to shareholders
From earnings
Class A	(3,443,616)	(6,241,408)
Class C	(716,815)	(2,151,856)
Class I	(20,792,814)	(47,650,876)
Class R2	(52,424)	(183,293)
Class R6	(2,616,854)	(9,228,322)
Class NAV	(23,573,366)	(47,150,108)
Total distributions	(51,195,889)	(112,605,863)
From fund share transactions	(100,794,408)	(911,850,896)
Total increase (decrease)	32,964,341	(808,682,521)
Net assets
Beginning of period	4,660,652,350	5,469,334,871
End of period	$4,693,616,691	$4,660,652,350
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	37

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.99	$10.67	$10.36	$10.93	$10.72	$10.80
Net investment income[2]	0.12	0.25	0.32	0.32	0.29	0.26
Net realized and unrealized gain (loss) on investments	0.32	0.28	0.30	(0.55)	0.17	0.21
Total from investment operations	0.44	0.53	0.62	(0.23)	0.46	0.47
Less distributions
From net investment income	(0.11)	(0.21)	(0.31)	(0.34)	(0.25)	(0.28)
From net realized gain	—	—	—	—	—	(0.27)
Total distributions	(0.11)	(0.21)	(0.31)	(0.34)	(0.25)	(0.55)
Net asset value, end of period	$11.32	$10.99	$10.67	$10.36	$10.93	$10.72
Total return (%)[3,4]	3.90[5]	5.01	6.10	(2.28)	4.44	4.52
Ratios and supplemental data
Net assets, end of period (in millions)	$382	$332	$331	$429	$543	$1,138
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[6]	1.12	1.11	1.09	1.10	1.11
Expenses including reductions	1.08[6]	1.09	1.08	1.06	1.07	1.08
Net investment income	2.12[6]	2.40	3.09	2.99	2.73	2.42
Portfolio turnover (%)	40	73	84	63	42	44

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
38	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.99	$10.67	$10.36	$10.93	$10.72	$10.80
Net investment income[2]	0.08	0.18	0.25	0.25	0.22	0.18
Net realized and unrealized gain (loss) on investments	0.32	0.27	0.29	(0.56)	0.16	0.21
Total from investment operations	0.40	0.45	0.54	(0.31)	0.38	0.39
Less distributions
From net investment income	(0.07)	(0.13)	(0.23)	(0.26)	(0.17)	(0.20)
From net realized gain	—	—	—	—	—	(0.27)
Total distributions	(0.07)	(0.13)	(0.23)	(0.26)	(0.17)	(0.47)
Net asset value, end of period	$11.32	$10.99	$10.67	$10.36	$10.93	$10.72
Total return (%)[3,4]	3.44[5]	4.38	5.36	(2.97)	3.72	3.79
Ratios and supplemental data
Net assets, end of period (in millions)	$98	$147	$202	$284	$375	$447
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81[6]	1.82	1.81	1.79	1.80	1.81
Expenses including reductions	1.78[6]	1.79	1.78	1.76	1.77	1.78
Net investment income	1.38[6]	1.71	2.40	2.29	2.07	1.72
Portfolio turnover (%)	40	73	84	63	42	44

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	39

CLASS I SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.99	$10.67	$10.36	$10.93	$10.73	$10.80
Net investment income[2]	0.13	0.29	0.35	0.35	0.33	0.29
Net realized and unrealized gain (loss) on investments	0.32	0.27	0.30	(0.55)	0.15	0.22
Total from investment operations	0.45	0.56	0.65	(0.20)	0.48	0.51
Less distributions
From net investment income	(0.12)	(0.24)	(0.34)	(0.37)	(0.28)	(0.31)
From net realized gain	—	—	—	—	—	(0.27)
Total distributions	(0.12)	(0.24)	(0.34)	(0.37)	(0.28)	(0.58)
Net asset value, end of period	$11.32	$10.99	$10.67	$10.36	$10.93	$10.73
Total return (%)[3]	3.96[4]	5.42	6.41	(2.00)	4.67	4.94
Ratios and supplemental data
Net assets, end of period (in millions)	$1,885	$1,961	$2,315	$3,441	$3,873	$2,500
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[5]	0.82	0.82	0.79	0.79	0.79
Expenses including reductions	0.78[5]	0.79	0.79	0.76	0.76	0.76
Net investment income	2.40[5]	2.70	3.38	3.28	3.10	2.73
Portfolio turnover (%)	40	73	84	63	42	44

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
40	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$11.00	$10.68	$10.37	$10.94	$10.73	$10.80
Net investment income[2]	0.11	0.25	0.31	0.31	0.29	0.25
Net realized and unrealized gain (loss) on investments	0.32	0.27	0.30	(0.55)	0.16	0.22
Total from investment operations	0.43	0.52	0.61	(0.24)	0.45	0.47
Less distributions
From net investment income	(0.10)	(0.20)	(0.30)	(0.33)	(0.24)	(0.27)
From net realized gain	—	—	—	—	—	(0.27)
Total distributions	(0.10)	(0.20)	(0.30)	(0.33)	(0.24)	(0.54)
Net asset value, end of period	$11.33	$11.00	$10.68	$10.37	$10.94	$10.73
Total return (%)[3]	3.86[4]	4.92	6.01	(2.36)	4.32	4.52
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$12	$16	$19	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[5]	1.19	1.19	1.19	1.20	1.16
Expenses including reductions	1.15[5]	1.17	1.17	1.16	1.17	1.13
Net investment income	2.03[5]	2.34	3.01	2.89	2.68	2.37
Portfolio turnover (%)	40	73	84	63	42	44

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	41

CLASS R6 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$11.00	$10.67	$10.37	$10.94	$10.73	$10.80
Net investment income[2]	0.14	0.30	0.37	0.36	0.35	0.30
Net realized and unrealized gain (loss) on investments	0.32	0.28	0.28	(0.55)	0.15	0.22
Total from investment operations	0.46	0.58	0.65	(0.19)	0.50	0.52
Less distributions
From net investment income	(0.13)	(0.25)	(0.35)	(0.38)	(0.29)	(0.32)
From net realized gain	—	—	—	—	—	(0.27)
Total distributions	(0.13)	(0.25)	(0.35)	(0.38)	(0.29)	(0.59)
Net asset value, end of period	$11.33	$11.00	$10.67	$10.37	$10.94	$10.73
Total return (%)[3]	4.10[4]	5.54	6.42	(1.89)	4.87	5.06
Ratios and supplemental data
Net assets, end of period (in millions)	$213	$232	$543	$1,464	$998	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[5]	0.70	0.70	0.69	0.69	0.70
Expenses including reductions	0.67[5]	0.68	0.68	0.66	0.66	0.65
Net investment income	2.50[5]	2.82	3.55	3.42	3.32	2.86
Portfolio turnover (%)	40	73	84	63	42	44

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
42	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$10.99	$10.66	$10.36	$10.93	$10.72	$10.79
Net investment income[2]	0.14	0.30	0.36	0.36	0.34	0.30
Net realized and unrealized gain (loss) on investments	0.32	0.28	0.29	(0.55)	0.16	0.22
Total from investment operations	0.46	0.58	0.65	(0.19)	0.50	0.52
Less distributions
From net investment income	(0.13)	(0.25)	(0.35)	(0.38)	(0.29)	(0.32)
From net realized gain	—	—	—	—	—	(0.27)
Total distributions	(0.13)	(0.25)	(0.35)	(0.38)	(0.29)	(0.59)
Net asset value, end of period	$11.32	$10.99	$10.66	$10.36	$10.93	$10.72
Total return (%)[3]	4.02[4]	5.56	6.54	(1.89)	4.79	5.06
Ratios and supplemental data
Net assets, end of period (in millions)	$2,110	$1,982	$2,067	$1,720	$1,847	$1,814
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69[5]	0.69	0.69	0.68	0.68	0.68
Expenses including reductions	0.66[5]	0.66	0.66	0.65	0.65	0.65
Net investment income	2.53[5]	2.83	3.45	3.41	3.20	2.85
Portfolio turnover (%)	40	73	84	63	42	44

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	43

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
44	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$240,745,935	—	$240,745,935	—
Foreign government obligations	910,762,237	—	910,762,237	—
Corporate bonds	2,742,678,904	—	2,742,678,904	—
Convertible bonds	136,476,613	—	136,476,613	—
Capital preferred securities	26,745,367	—	26,745,367	—
Collateralized mortgage obligations	57,595,104	—	57,595,104	—
Asset backed securities	110,666,790	—	110,666,790	—
Common stocks	195,073,436	$195,073,436	—	—
Preferred securities	169,526,981	152,739,609	16,787,372	—
Purchased options	640,088	—	640,088	—
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	45

	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short-term investments	$157,034,902	$48,379,902	$108,655,000	—
Total investments in securities	$4,747,946,357	$396,192,947	$4,351,753,410	—
Derivatives:
Assets
Futures	$6,722,773	$6,722,773	—	—
Forward foreign currency contracts	10,963,891	—	$10,963,891	—
Liabilities
Futures	(263,517)	(263,517)	—	—
Forward foreign currency contracts	(8,588,588)	—	(8,588,588)	—
Written options	(1,370,573)	—	(1,370,573)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through
46	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2021, the fund loaned securities valued at $47,306,556 and received $48,373,950 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	47

and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $11,323.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $162,239,970 and a long-term capital loss carryforward of $89,352,912 available to offset future net realized capital gains. These carryforwards do not expire.
48	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities and contingent payment debt instruments.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	49

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2021, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging from $478.2 million to $891.0 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $2.4 billion to $5.2 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of
50	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the six months ended February 28, 2021, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging from $0.6 million to $2.5 million, as measured at each quarter end.
During the six months ended February 28, 2021, the fund wrote option contracts to manage against changes in foreign currency exchange rates. The fund held written option contracts with market values ranging up to $1.4 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$6,722,773	$(263,517)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	10,963,891	(8,588,588)
Currency	Unaffiliated investments, at value[2]	Purchased options	640,088	—
Currency	Written options, at value	Written options	—	(1,370,573)
			$18,326,752	$(10,222,678)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund's investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
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Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$49,354,762	—	—	$49,354,762
Currency	$1,824,266	—	$11,555,331	$1,457,309	14,836,906
Total	$1,824,266	$49,354,762	$11,555,331	$1,457,309	$64,191,668

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$3,992,381	—	—	$3,992,381
Currency	$(3,548,463)	—	$(2,475,367)	$809,944	(5,213,886)
Total	$(3,548,463)	$3,992,381	$(2,475,367)	$809,944	$(1,221,505)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of:(a) 0.700% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund’s aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.575% of the fund’s aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund, 2) Strategic Income Opportunities
52	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Trust, a series of John Hancock Variable Insurance Trust and 3) Strategic Income Opportunities Fund, a sub-fund of Manulife Investment Management I PLC (formerly John Hancock Worldwide Investors, PLC). The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The advisor contractually agrees to reduce its management fee (after giving effect to asset breakpoints) by an annual rate of 0.02% of the fund’s average daily net assets. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$49,608
Class C	16,870
Class I	261,318
Class R2	785
Class	Expense reduction
Class R6	$31,475
Class NAV	280,964
Total	$641,020

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.61% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	53

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $87,703 for the six months ended February 28, 2021. Of this amount, $12,982 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $74,721 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, CDSCs received by the Distributor amounted to $1,045 and $1,688 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$533,035	$201,558
Class C	608,411	69,226
Class I	—	1,065,884
Class R2	13,501	290
Class R6	—	11,656
Total	$1,154,947	$1,348,614
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
54	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,167,261	$69,210,263	7,143,144	$75,179,043
Distributions reinvested	295,361	3,310,566	576,452	6,105,141
Repurchased	(2,963,641)	(33,226,192)	(8,524,745)	(89,163,661)
Net increase (decrease)	3,498,981	$39,294,637	(805,149)	$(7,879,477)
Class C shares
Sold	318,328	$3,572,089	782,619	$8,256,876
Distributions reinvested	61,844	691,915	186,464	1,973,633
Repurchased	(5,126,001)	(57,482,545)	(6,482,601)	(68,556,342)
Net decrease	(4,745,829)	$(53,218,541)	(5,513,518)	$(58,325,833)
Class I shares
Sold	22,297,479	$250,159,400	67,764,666	$690,452,016
Distributions reinvested	1,793,057	20,068,195	4,360,853	46,177,842
Repurchased	(35,978,585)	(400,384,068)	(110,727,871)	(1,146,930,538)
Net decrease	(11,888,049)	$(130,156,473)	(38,602,352)	$(410,300,680)
Class R2 shares
Sold	58,481	$656,790	180,062	$1,907,117
Distributions reinvested	4,575	51,246	17,079	180,808
Repurchased	(95,493)	(1,056,340)	(764,400)	(8,032,530)
Net decrease	(32,437)	$(348,304)	(567,259)	$(5,944,605)
Class R6 shares
Sold	2,377,546	$26,691,581	8,742,964	$93,074,444
Distributions reinvested	232,104	2,600,114	865,534	9,185,612
Repurchased	(4,922,848)	(55,451,022)	(39,399,144)	(396,465,795)
Net decrease	(2,313,198)	$(26,159,327)	(29,790,646)	$(294,205,739)
Class NAV shares
Sold	10,199,942	$115,197,692	12,344,916	$130,658,405
Distributions reinvested	2,106,296	23,573,366	4,451,376	47,150,108
Repurchased	(6,216,703)	(68,977,458)	(30,272,485)	(313,003,075)
Net increase (decrease)	6,089,535	$69,793,600	(13,476,193)	$(135,194,562)
Total net decrease	(9,390,997)	$(100,794,408)	(88,755,117)	$(911,850,896)
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	55

Affiliates of the fund owned 5% and 90% of shares of Class R6 and Class NAV on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,779,793,548 and $1,621,998,124, respectively, for the six months ended February 28, 2021. Purchases and sales of U.S. Treasury obligations aggregated $36,390,781 and $167,167,150, respectively, for the six months ended February 28, 2021.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2021, funds within the John Hancock group of funds complex held 40.5% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.3%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.5%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	5.3%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,835,282	$40,443,487	$189,062,768	$(181,098,924)	$(19,109)	$(8,320)	$107,146	—	$48,379,902

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development
56	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	57

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Christopher M. Chapman, CFA
Thomas C. Goggins
Daniel S. Janis III
Kisoo Park
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
58	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554176	356SA 2/21
4/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

Semiannual report
John Hancock
Emerging Markets Fund
International equity
February 28, 2021

Fund’s investments
AS OF 2-28-21 (unaudited)
	Shares	Value
Common stocks 98.1%		$265,288,782
(Cost $185,005,462)
Australia 0.1%		125,689
MMG, Ltd. (A)	200,000	125,689
Belgium 0.0%		41,687
Titan Cement International SA (A)	2,468	41,687
Brazil 3.9%		10,480,827
AES Tiete Energia SA	83	46
AES Tiete Energia SA, Units	14,746	40,521
Aliansce Sonae Shopping Centers SA (A)	3,800	15,887
Alliar Medicos A Frente SA	3,900	6,270
Alupar Investimento SA	7,050	29,802
Ambev SA, ADR	73,852	188,323
Arezzo Industria e Comercio SA	1,894	24,103
Atacadao SA	12,800	43,419
B2W Cia Digital (A)	1,700	24,874
B3 SA - Brasil Bolsa Balcao	30,078	291,431
Banco ABC Brasil SA (A)	139	378
Banco Bradesco SA	22,045	80,994
Banco BTG Pactual SA	5,788	104,973
Banco do Brasil SA	15,837	79,267
Banco Inter SA	2,500	23,732
Banco Santander Brasil SA	6,900	46,035
BB Seguridade Participacoes SA	24,029	109,036
BR Malls Participacoes SA (A)	41,304	61,541
BR Properties SA	8,524	12,381
BrasilAgro - Company Brasileira de Propriedades Agricolas	5,647	22,178
Braskem SA, ADR (A)	4,563	51,334
BRF SA (A)	18,790	72,556
Camil Alimentos SA	11,340	21,105
CCR SA	63,269	127,008
Centrais Eletricas Brasileiras SA	5,600	32,386
Cia Brasileira de Distribuicao	8,517	126,140
Cia de Locacao das Americas	18,348	78,117
Cia de Saneamento Basico do Estado de Sao Paulo	11,299	74,195
Cia de Saneamento de Minas Gerais-COPASA	12,405	31,941
Cia de Saneamento do Parana	3,000	2,168
Cia de Saneamento do Parana, Units	17,145	60,544
Cia Energetica de Minas Gerais	7,708	20,095
Cia Hering	4,235	11,260
Cia Paranaense de Energia	1,600	16,416
Cia Siderurgica Nacional SA	36,520	214,199
1	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Cielo SA	36,815	$23,649
Cogna Educacao (A)	79,561	53,096
Construtora Tenda SA	3,166	14,434
Cosan Logistica SA (A)	10,845	39,400
Cosan SA	5,118	74,338
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,530	33,322
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	4,231
Dimed SA Distribuidora da Medicamentos	10,062	33,754
Duratex SA	15,010	49,308
EcoRodovias Infraestrutura e Logistica SA (A)	14,116	27,783
EDP - Energias do Brasil SA	16,667	53,562
Embraer SA (A)	46,700	101,913
Enauta Participacoes SA	7,100	16,457
Energisa SA	11,768	91,701
Eneva SA (A)	6,600	80,083
Engie Brasil Energia SA	6,293	46,208
Equatorial Energia SA	39,381	141,244
Even Construtora e Incorporadora SA	7,057	12,580
Ez Tec Empreendimentos e Participacoes SA	2,411	13,552
Fleury SA	13,465	64,463
Gafisa SA (A)	19,257	15,806
Grendene SA	9,503	12,056
Guararapes Confeccoes SA	5,552	12,185
Hypera SA	8,932	52,245
International Meal Company Alimentacao SA (A)	20,154	11,148
Iochpe Maxion SA	14,621	32,847
IRB Brasil Resseguros SA	27,087	29,000
Itau Unibanco Holding SA	8,151	33,990
JBS SA	65,822	303,259
JHSF Participacoes SA	17,839	20,627
Klabin SA (A)	38,218	200,972
Light SA (A)	11,331	37,223
Localiza Rent a Car SA	17,632	182,480
LOG Commercial Properties e Participacoes SA	4,489	25,472
Lojas Americanas SA	4,826	19,806
Lojas Americanas SA	45	184
Lojas Renner SA	28,609	187,146
M Dias Branco SA	2,200	11,239
Magazine Luiza SA	45,432	196,022
Mahle-Metal Leve SA	3,156	9,979
Marisa Lojas SA (A)	6,873	6,218
MRV Engenharia e Participacoes SA	13,204	39,629
Multiplan Empreendimentos Imobiliarios SA	8,400	29,498
Natura & Company Holding SA (A)	23,864	196,603
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	2

	Shares	Value
Brazil (continued)
Notre Dame Intermedica Participacoes SA	9,420	$145,766
Odontoprev SA	14,909	34,664
Omega Geracao SA (A)	3,124	22,036
Petrobras Distribuidora SA	15,245	54,188
Petroleo Brasileiro SA	228,219	902,011
Porto Seguro SA	7,284	56,656
Portobello SA	64	99
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	1,556	1,558
Qualicorp Consultoria e Corretora de Seguros SA	17,857	100,657
Raia Drogasil SA	28,340	117,472
Restoque Comercio e Confeccoes de Roupas SA (A)	9,075	6,736
Rumo SA (A)	42,591	137,557
Sao Carlos Empreendimentos e Participacoes SA	2,200	12,986
Sao Martinho SA	17,485	97,406
Ser Educacional SA (B)	3,448	7,561
SIMPAR SA	400	2,680
SLC Agricola SA	4,752	34,748
Sul America SA	15,546	91,624
Suzano SA (A)	19,426	253,631
Tecnisa SA (A)	4,240	5,795
Telefonica Brasil SA	13,599	106,769
Tim SA	30,300	69,205
TOTVS SA	7,700	43,115
Transmissora Alianca de Energia Eletrica SA	18,411	100,363
Trisul SA	7,593	12,682
Tupy SA (A)	4,722	17,905
Ultrapar Participacoes SA	20,753	71,544
Vale SA	172,999	2,917,788
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (A)	7,438	10,074
Vulcabras Azaleia SA (A)	965	1,291
WEG SA	12,982	180,801
YDUQS Participacoes SA	14,530	78,092
Canada 0.0%		87,107
Atlas Corp.	6,486	87,107
Chile 0.7%		1,871,527
AES Gener SA	189,458	32,548
Aguas Andinas SA, Class A	72,703	20,823
Banco de Chile	146,860	16,068
Banco de Chile, ADR (C)	1,901	41,708
Banco de Credito e Inversiones SA	1,256	54,422
Banco Santander Chile	1,033,736	58,966
Besalco SA	49,676	33,271
3	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Chile (continued)
CAP SA	5,024	$70,756
Cementos BIO BIO SA	2,795	2,968
Cencosud SA	46,948	91,777
Cia Cervecerias Unidas SA	4,993	43,068
Cia Sud Americana de Vapores SA (A)	967,180	46,149
Colbun SA	184,862	34,513
Cristalerias de Chile SA	40,829	223,451
Empresa Nacional de Telecomunicaciones SA	12,256	82,893
Empresas CMPC SA	21,806	63,551
Empresas COPEC SA	3,510	39,603
Enel Americas SA	1,062,711	161,513
Enel Chile SA, ADR	18,382	66,175
Engie Energia Chile SA	23,657	28,107
Falabella SA	12,225	50,546
Forus SA (A)	5,056	9,816
Grupo Security SA	128,502	28,417
Inversiones Aguas Metropolitanas SA	29,967	22,731
Inversiones La Construccion SA	2,123	15,091
Itau CorpBanca Chile SA	5,398,734	18,921
Latam Airlines Group SA (A)	6,596	12,366
Latam Airlines Group SA, ADR (A)	5,099	10,045
Molibdenos y Metales SA	7,542	56,309
Multiexport Foods SA	12,750	5,003
Parque Arauco SA	26,594	49,013
PAZ Corp. SA	60,171	51,526
Plaza SA	6,102	11,275
Ripley Corp. SA	79,393	25,496
Salfacorp SA	20,240	15,083
Sigdo Koppers SA	64,066	77,503
SMU SA	80,372	11,879
Sociedad Matriz SAAM SA	638,979	51,974
Socovesa SA	306,550	92,502
SONDA SA	29,383	18,828
Vina Concha y Toro SA	15,327	24,873
China 28.1%		76,039,766
21Vianet Group, Inc., ADR (A)	1,200	43,728
361 Degrees International, Ltd.	46,000	10,556
3SBio, Inc. (A)(B)	99,000	98,417
51job, Inc., ADR (A)	755	49,528
AAC Technologies Holdings, Inc.	48,500	261,112
Agile Group Holdings, Ltd.	101,250	142,992
Agricultural Bank of China, Ltd., H Shares	975,000	354,602
Air China, Ltd., H Shares	112,000	92,262
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	4

	Shares	Value
China (continued)
Airtac International Group	2,736	$95,218
AK Medical Holdings, Ltd. (B)(C)	14,000	20,585
Alibaba Group Holding, Ltd. (A)	77,300	2,322,802
Alibaba Group Holding, Ltd., ADR (A)	24,566	5,840,812
A-Living Smart City Services Company, Ltd. (B)	41,250	172,720
Aluminum Corp. of China, Ltd., H Shares (A)	202,000	101,285
Angang Steel Company, Ltd., H Shares	102,200	47,604
Anhui Conch Cement Company, Ltd., H Shares	74,000	475,545
Anhui Expressway Company, Ltd., H Shares	20,000	13,086
ANTA Sports Products, Ltd.	36,000	551,534
Anton Oilfield Services Group (A)	144,000	10,933
Aowei Holdings, Ltd. (A)	9,198,000	1,710,428
Asia Cement China Holdings Corp.	36,500	34,320
AsiaInfo Technologies, Ltd. (B)(C)	14,800	23,013
AviChina Industry & Technology Company, Ltd., H Shares	143,000	96,637
BAIC Motor Corp., Ltd., H Shares (B)	151,000	54,015
Baidu, Inc., ADR (A)	4,703	1,333,112
BAIOO Family Interactive, Ltd. (B)	206,000	53,307
Bank of China, Ltd., H Shares	2,135,075	748,665
Bank of Chongqing Company, Ltd., H Shares	37,000	24,134
Bank of Communications Company, Ltd., H Shares	239,858	135,394
Bank of Zhengzhou Company, Ltd., H Shares (B)	66,000	17,177
Baoye Group Company, Ltd., H Shares (A)	46,000	23,592
Baozun, Inc., ADR (A)(C)	2,429	111,564
BBMG Corp., H Shares	115,500	23,940
BeiGene, Ltd. (A)	8,200	199,215
Beijing Capital International Airport Company, Ltd., H Shares	138,415	107,756
Beijing Capital Land, Ltd., H Shares	127,000	21,105
Beijing Chunlizhengda Medical Instruments Company, Ltd., H Shares (C)	7,250	18,040
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	13,870
Beijing North Star Company, Ltd., H Shares	40,000	7,946
BEST, Inc., ADR (A)(C)	10,734	23,507
Billion Industrial Holdings, Ltd. (A)	12,000	6,896
BYD Company, Ltd., H Shares	19,000	486,974
BYD Electronic International Company, Ltd.	51,983	289,116
C&D Property Management Group Company, Ltd. (A)	21,000	7,175
CAR, Inc. (A)	42,000	21,689
Cayman Engley Industrial Company, Ltd.	4,589	16,497
Central China Real Estate, Ltd.	54,538	24,372
Central China Securities Company, Ltd., H Shares (A)	53,000	10,800
CGN Power Company, Ltd., H Shares (B)	293,000	64,529
Chaowei Power Holdings, Ltd.	70,000	29,732
Cheetah Mobile, Inc., ADR	1,459	4,041
5	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China Animal Healthcare, Ltd. (A)(D)	182,000	$235
China Aoyuan Group, Ltd.	94,000	89,051
China Beststudy Education Group	23,000	8,148
China BlueChemical, Ltd., H Shares	101,000	24,453
China Cinda Asset Management Company, Ltd., H Shares	384,000	76,185
China CITIC Bank Corp., Ltd., H Shares	239,962	113,188
China Coal Energy Company, Ltd., H Shares	89,000	36,595
China Communications Services Corp., Ltd., H Shares	159,200	75,302
China Conch Venture Holdings, Ltd.	55,500	246,687
China Construction Bank Corp., H Shares	3,823,000	3,068,893
China Datang Corp. Renewable Power Company, Ltd., H Shares	175,000	37,402
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	72,000	10,104
China Dili Group (A)	120,400	37,635
China Distance Education Holdings, Ltd., ADR	302	2,920
China Dongxiang Group Company, Ltd.	152,000	17,028
China Eastern Airlines Corp., Ltd., ADR	1,460	32,996
China Eastern Airlines Corp., Ltd., H Shares	36,000	16,414
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	10,182
China Energy Engineering Corp., Ltd., H Shares	354,000	35,582
China Everbright Bank Company, Ltd., H Shares	96,000	41,546
China Evergrande Group (C)	81,566	166,917
China Galaxy Securities Company, Ltd., H Shares	157,500	97,198
China Hanking Holdings, Ltd.	54,000	9,962
China Harmony Auto Holding, Ltd.	65,500	28,045
China Hongqiao Group, Ltd.	151,000	187,187
China Huarong Asset Management Company, Ltd., H Shares (B)	821,000	97,251
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	9,180
China Index Holdings, Ltd., ADR (A)	2,348	5,048
China International Capital Corp., Ltd., H Shares (A)(B)	42,800	98,683
China International Marine Containers Group Company, Ltd., H Shares	34,720	51,928
China Isotope & Radiation Corp.	3,200	11,142
China Kepei Education Group, Ltd.	28,000	19,303
China Lesso Group Holdings, Ltd.	81,000	149,580
China Life Insurance Company, Ltd., H Shares	128,000	270,317
China Lilang, Ltd.	25,000	17,847
China Literature, Ltd. (A)(B)	6,200	57,687
China Logistics Property Holdings Company, Ltd. (A)(B)	73,000	42,385
China Longyuan Power Group Corp., Ltd., H Shares	145,000	215,556
China Machinery Engineering Corp., H Shares	92,000	42,190
China Maple Leaf Educational Systems, Ltd. (A)(C)	56,000	15,653
China Medical System Holdings, Ltd.	94,800	148,086
China Meidong Auto Holdings, Ltd.	42,000	159,610
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	6

	Shares	Value
China (continued)
China Merchants Bank Company, Ltd., H Shares	177,961	$1,364,739
China Merchants Securities Company, Ltd., H Shares (B)	22,740	31,902
China Minsheng Banking Corp., Ltd., H Shares	136,340	81,362
China Modern Dairy Holdings, Ltd. (A)	167,000	58,242
China Molybdenum Company, Ltd., H Shares	114,000	87,927
China National Building Material Company, Ltd., H Shares	284,600	430,570
China New Higher Education Group, Ltd. (B)	42,000	25,059
China Oilfield Services, Ltd., H Shares	118,000	135,436
China Oriental Group Company, Ltd.	84,000	26,357
China Pacific Insurance Group Company, Ltd., H Shares	130,800	600,906
China Petroleum & Chemical Corp., H Shares	1,484,000	826,529
China Railway Group, Ltd., H Shares	169,000	89,247
China Railway Signal & Communication Corp., Ltd., H Shares (B)	76,000	31,440
China Reinsurance Group Corp., H Shares	156,000	17,282
China Resources Medical Holdings Company, Ltd.	33,500	28,749
China Resources Pharmaceutical Group, Ltd. (B)	75,500	48,136
China Sanjiang Fine Chemicals Company, Ltd.	72,000	31,985
China SCE Group Holdings, Ltd.	177,000	73,240
China Shenhua Energy Company, Ltd., H Shares	186,500	354,792
China Shineway Pharmaceutical Group, Ltd.	17,000	12,388
China Southern Airlines Company, Ltd., H Shares (A)	136,000	92,848
China Suntien Green Energy Corp., Ltd., H Shares	88,000	27,490
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	2,882
China Tianrui Group Cement Company, Ltd. (A)(C)	25,000	19,822
China Tower Corp., Ltd., H Shares (B)	586,000	87,517
China Vanke Company, Ltd., H Shares	78,500	332,787
China XLX Fertiliser, Ltd.	50,000	25,745
China Yongda Automobiles Services Holdings, Ltd.	52,000	75,704
China Yuhua Education Corp., Ltd. (B)	74,000	61,157
China ZhengTong Auto Services Holdings, Ltd. (A)	72,500	7,654
China Zhongwang Holdings, Ltd. (A)	173,400	50,946
Chinasoft International, Ltd. (A)	124,000	131,253
Chlitina Holding, Ltd.	4,000	32,021
Chongqing Rural Commercial Bank Company, Ltd., H Shares	152,000	66,996
CIFI Holdings Group Company, Ltd.	176,645	167,286
CITIC Securities Company, Ltd., H Shares	58,500	125,965
CITIC, Ltd.	197,923	167,444
COFCO Joycome Foods, Ltd.	75,000	49,998
Cogobuy Group (A)(B)	44,000	15,343
Colour Life Services Group Company, Ltd. (A)(C)	40,102	19,643
Consun Pharmaceutical Group, Ltd.	29,000	12,227
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	28,908
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	84,000	35,917
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	191,500	212,763
7	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Country Garden Holdings Company, Ltd.	467,218	$581,568
Country Garden Services Holdings Company, Ltd.	49,642	408,338
CPMC Holdings, Ltd.	27,000	13,994
CSC Financial Company, Ltd., H Shares (B)	31,000	40,570
CSPC Pharmaceutical Group, Ltd.	441,680	461,598
CT Environmental Group, Ltd. (A)(D)	154,000	6,075
DaFa Properties Group, Ltd.	13,000	11,512
Dali Foods Group Company, Ltd. (B)	117,000	71,237
Datang International Power Generation Company, Ltd., H Shares	132,000	19,207
Dexin China Holdings Company, Ltd. (A)	60,000	22,904
Differ Group Holding Company, Ltd. (A)(C)	316,000	32,583
Dongfang Electric Corp., Ltd., H Shares	18,600	16,486
Dongfeng Motor Group Company, Ltd., H Shares	152,000	139,538
Dongjiang Environmental Company, Ltd., H Shares	27,600	20,711
Dongyue Group, Ltd.	111,000	87,240
DouYu International Holdings, Ltd., ADR (A)	1,684	24,149
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	11,158
ENN Energy Holdings, Ltd.	30,400	464,880
Everbright Securities Company, Ltd., H Shares (B)	9,800	8,400
Fang Holdings, Ltd., ADR (A)	234	3,084
Fanhua, Inc., ADR (C)	1,300	17,082
Fantasia Holdings Group Company, Ltd. (A)	192,000	30,192
Flat Glass Group Company, Ltd., H Shares (C)	23,000	85,791
Fosun International, Ltd.	101,693	152,560
Fu Shou Yuan International Group, Ltd.	70,000	70,238
Fufeng Group, Ltd. (A)	120,000	53,085
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,833
Futu Holdings, Ltd., ADR (A)(C)	373	56,991
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	25,600	156,902
Ganfeng Lithium Company, Ltd., H Shares (B)	4,200	53,582
GDS Holdings, Ltd., ADR (A)	1,617	165,193
Genertec Universal Medical Group Company, Ltd. (B)	78,500	66,210
GF Securities Company, Ltd., H Shares	45,600	64,623
Golden Eagle Retail Group, Ltd.	50,000	45,239
GOME Retail Holdings, Ltd. (A)(C)	247,000	72,482
Grand Baoxin Auto Group, Ltd. (A)	48,950	5,736
Great Wall Motor Company, Ltd., H Shares	105,500	305,617
Greatview Aseptic Packaging Company, Ltd.	54,000	27,517
Greenland Hong Kong Holdings, Ltd.	76,250	24,509
Greentown China Holdings, Ltd.	54,000	80,512
Greentown Service Group Company, Ltd.	56,000	56,782
Guangshen Railway Company, Ltd., ADR	7,224	70,542
Guangzhou Automobile Group Company, Ltd., H Shares	114,000	105,596
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	8

	Shares	Value
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	$30,689
Guangzhou R&F Properties Company, Ltd., H Shares	96,199	128,390
Guolian Securities Company, Ltd., H Shares (A)	32,500	16,462
Guorui Properties, Ltd.	53,000	4,916
Guotai Junan Securities Company, Ltd., H Shares (B)	27,800	38,611
Haichang Ocean Park Holdings, Ltd. (A)(B)	86,000	7,313
Haier Smart Home Company, Ltd., H Shares (A)	128,000	486,821
Hailiang Education Group, Inc., ADR (A)	767	45,867
Hainan Meilan International Airport Company, Ltd., H Shares (A)	7,000	30,072
Haitian International Holdings, Ltd.	42,000	144,075
Haitong Securities Company, Ltd., H Shares	60,000	54,807
Harbin Bank Company, Ltd., H Shares (B)	190,000	27,879
Harbin Electric Company, Ltd., H Shares (A)	44,000	12,407
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	10,415
HC Group, Inc. (A)	53,500	8,677
Hebei Construction Group Corp., Ltd., H Shares (C)	6,500	2,699
Hengan International Group Company, Ltd.	44,000	304,163
Hiroca Holdings, Ltd.	7,000	16,337
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	29,073
Honghua Group, Ltd. (A)	191,000	7,624
Honworld Group, Ltd. (B)	20,500	7,141
Hope Education Group Company, Ltd. (B)	88,000	30,064
HOSA International, Ltd. (A)(D)	86,000	2,090
Hua Hong Semiconductor, Ltd. (A)(B)	26,000	158,551
Huadian Power International Corp., Ltd., H Shares	84,000	23,053
Huaneng Power International, Inc., H Shares	160,000	54,644
Huatai Securities Company, Ltd., H Shares (B)	25,800	38,348
Huazhu Group, Ltd., ADR (A)	5,055	293,898
Huishang Bank Corp., Ltd., H Shares	40,200	13,722
HUYA, Inc., ADR (A)(C)	1,323	34,861
iDreamSky Technology Holdings, Ltd. (A)(B)	24,800	12,810
Industrial & Commercial Bank of China, Ltd., H Shares	2,680,000	1,753,311
Inner Mongolia Yitai Coal Company, Ltd., H Shares	473,000	311,792
Innovent Biologics, Inc. (A)(B)	13,000	133,781
JD.com, Inc., ADR (A)	11,531	1,082,415
Jiangsu Expressway Company, Ltd., H Shares	58,000	67,342
Jiangxi Copper Company, Ltd., H Shares	50,000	121,089
Jingrui Holdings, Ltd.	40,000	12,874
JinkoSolar Holding Company, Ltd., ADR (A)	2,760	141,698
JNBY Design, Ltd.	10,500	16,064
JOYY, Inc., ADR	1,940	228,726
Kaisa Group Holdings, Ltd. (A)	184,000	95,272
Kaisa Prosperity Holdings, Ltd. (A)	5,750	13,793
9	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Kasen International Holdings, Ltd. (A)	50,000	$9,268
Kinetic Mines and Energy, Ltd.	156,000	8,747
Kingdee International Software Group Company, Ltd. (A)	50,000	178,950
Kingsoft Corp., Ltd.	26,000	182,027
KWG Group Holdings, Ltd.	116,012	175,723
KWG Living Group Holdings, Ltd. (A)	58,006	68,970
Legend Holdings Corp., H Shares (B)	35,500	52,944
Lenovo Group, Ltd.	522,000	659,829
LexinFintech Holdings, Ltd., ADR (A)(C)	6,813	77,396
Li Ning Company, Ltd.	94,000	527,580
Lifetech Scientific Corp. (A)	168,000	84,718
Link Motion, Inc., ADR (A)(D)	6,959	964
Livzon Pharmaceutical Group, Inc., H Shares	11,000	40,426
Logan Group Company, Ltd.	100,000	155,680
Longfor Group Holdings, Ltd. (B)	85,000	503,816
Lonking Holdings, Ltd.	157,000	58,060
Luye Pharma Group, Ltd. (B)(C)	111,500	75,323
Meitu, Inc. (A)(B)	105,500	40,174
Meituan, Class B (A)(B)	28,000	1,257,605
Metallurgical Corp. of China, Ltd., H Shares	93,000	27,418
Minth Group, Ltd.	54,000	236,785
Modern Land China Company, Ltd.	116,000	13,583
MOGU, Inc., ADR (A)	4,479	9,272
Momo, Inc., ADR	10,684	169,235
NetDragon Websoft Holdings, Ltd.	14,000	33,884
NetEase, Inc., ADR	13,645	1,498,903
New Century Healthcare Holding Company, Ltd. (A)(B)	31,500	6,477
New China Life Insurance Company, Ltd., H Shares	34,100	130,076
New Oriental Education & Technology Group, Inc., ADR (A)	3,679	653,464
NIO, Inc., ADR (A)	15,004	686,883
Niu Technologies, ADR (A)(C)	500	18,690
Noah Holdings, Ltd., ADR (A)	409	18,282
NVC International Holdings, Ltd. (A)	168,000	3,850
Orient Securities Company, Ltd., H Shares (B)	29,200	18,997
Pacific Online, Ltd.	50,000	8,888
PetroChina Company, Ltd., H Shares	1,192,000	426,665
PICC Property & Casualty Company, Ltd., H Shares	286,894	217,053
Pinduoduo, Inc., ADR (A)	1,984	339,581
Ping An Healthcare and Technology Company, Ltd. (A)(B)	10,700	154,304
Ping An Insurance Group Company of China, Ltd., H Shares	253,500	3,136,955
Postal Savings Bank of China Company, Ltd., H Shares (B)	267,000	198,649
Powerlong Real Estate Holdings, Ltd.	92,000	69,707
Q Technology Group Company, Ltd.	34,000	64,422
Qingdao Port International Company, Ltd., H Shares (B)	40,000	22,645
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	10

	Shares	Value
China (continued)
Qingling Motors Company, Ltd., H Shares	34,000	$7,359
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)	36,100	10,960
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (B)	15,268	9,512
Redco Properties Group, Ltd. (B)	96,000	35,395
Redsun Properties Group, Ltd.	30,000	10,658
Ronshine China Holdings, Ltd. (A)	60,500	45,229
Sany Heavy Equipment International Holdings Company, Ltd.	61,000	68,391
Seazen Group, Ltd. (A)	148,000	178,718
Secoo Holding, Ltd., ADR (A)	313	864
S-Enjoy Service Group Company, Ltd. (A)	12,000	30,689
Shandong Chenming Paper Holdings, Ltd., H Shares	19,376	19,585
Shandong Gold Mining Company, Ltd., H Shares (B)	29,750	59,743
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	96,000	164,882
Shanghai Electric Group Company, Ltd., H Shares (A)	92,000	34,936
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	11,500	54,177
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares (A)	12,000	17,492
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	16,956
Shanghai Jin Jiang Capital Company, Ltd., H Shares	134,000	27,102
Shanghai Junshi Biosciences Company, Ltd., H Shares (A)(B)	3,400	34,833
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	43,000	78,871
Shenguan Holdings Group, Ltd.	214,000	9,368
Shenzhen Expressway Company, Ltd., H Shares	42,000	40,647
Shenzhou International Group Holdings, Ltd.	27,300	566,105
Shui On Land, Ltd.	313,067	48,055
Sichuan Expressway Company, Ltd., H Shares	64,000	15,745
Sihuan Pharmaceutical Holdings Group, Ltd. (C)	288,000	88,785
Silergy Corp.	1,000	95,999
SINA Corp. (A)	3,144	135,726
Sino-Ocean Group Holding, Ltd.	242,181	53,429
Sinopec Engineering Group Company, Ltd., H Shares	82,500	44,021
Sinopec Oilfield Service Corp., H Shares (A)	174,000	17,255
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	188,000	45,984
Sinopharm Group Company, Ltd., H Shares	94,800	221,957
Sinotrans, Ltd., H Shares	114,574	41,173
Sinotruk Hong Kong, Ltd.	43,055	137,407
Skyfame Realty Holdings, Ltd.	338,000	41,838
SOHO China, Ltd. (A)	136,500	44,912
Sohu.com, Ltd., ADR (A)	975	17,804
Sun King Technology Group, Ltd.	54,000	21,007
Sunac China Holdings, Ltd.	159,000	680,961
Sunac Services Holdings, Ltd. (A)(B)	5,115	16,400
11	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Sunny Optical Technology Group Company, Ltd.	22,200	$553,148
TAL Education Group, ADR (A)	982	76,144
Tencent Holdings, Ltd.	152,600	13,275,757
Tencent Music Entertainment Group, ADR (A)	4,378	112,602
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,504
The People's Insurance Company Group of China, Ltd., H Shares	193,000	59,957
Tian Ge Interactive Holdings, Ltd. (A)(B)	32,000	4,407
Tian Shan Development Holding, Ltd. (A)	32,000	10,947
Tiangong International Company, Ltd.	50,000	28,039
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	6,776
Tianli Education International Holdings, Ltd. (A)	58,000	65,875
Tianneng Power International, Ltd. (C)	48,700	94,093
Tingyi Cayman Islands Holding Corp.	138,000	276,791
Tong Ren Tang Technologies Company, Ltd., H Shares	44,000	29,936
Tongcheng-Elong Holdings, Ltd. (A)	38,800	90,997
TravelSky Technology, Ltd., H Shares	51,500	129,869
Trigiant Group, Ltd. (A)	82,000	8,766
Trip.com Group, Ltd., ADR (A)	16,370	645,797
Tsaker Chemical Group, Ltd. (B)	22,500	4,260
Tsingtao Brewery Company, Ltd., H Shares	22,000	180,675
Tuniu Corp., ADR (A)(C)	1,300	4,576
Uni-President China Holdings, Ltd.	89,600	107,627
Vipshop Holdings, Ltd., ADR (A)	23,502	877,095
Want Want China Holdings, Ltd.	290,000	209,411
Weibo Corp., ADR (A)	2,978	164,296
Weichai Power Company, Ltd., H Shares	108,600	319,659
Weiqiao Textile Company, H Shares	58,500	17,109
West China Cement, Ltd.	162,000	26,700
Wisdom Education International Holdings Company, Ltd.	38,000	18,343
WuXi AppTec Company, Ltd., H Shares (B)	3,700	77,037
Wuxi Biologics Cayman, Inc. (A)(B)	32,000	396,445
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(B)	26,500	66,846
Xiamen International Port Company, Ltd., H Shares	88,662	14,388
Xingda International Holdings, Ltd.	44,138	12,279
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	14,687
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (C)	25,498	54,525
Xinyi Solar Holdings, Ltd.	126,440	265,570
Xinyuan Real Estate Company, Ltd., ADR	4,413	12,268
Xtep International Holdings, Ltd.	119,320	56,851
Xunlei, Ltd., ADR (A)	3,300	21,549
Yadea Group Holdings, Ltd. (B)	82,000	178,313
Yanzhou Coal Mining Company, Ltd., H Shares	136,000	126,082
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	12

	Shares	Value
China (continued)
Yashili International Holdings, Ltd. (A)	114,000	$9,702
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (B)(C)	27,600	32,221
Yida China Holdings, Ltd. (A)	28,000	7,869
Yihai International Holding, Ltd. (A)	21,000	287,561
Yiren Digital, Ltd., ADR (A)	1,046	5,094
Youyuan International Holdings, Ltd. (A)(D)	26,000	872
Yum China Holdings, Inc.	16,131	965,279
Yuzhou Group Holdings Company, Ltd.	153,036	58,986
Zhaojin Mining Industry Company, Ltd., H Shares	38,000	38,267
Zhejiang Expressway Company, Ltd., H Shares	68,000	59,385
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares (C)	15,800	28,075
Zhenro Properties Group, Ltd.	19,000	12,490
Zhong An Group, Ltd.	314,400	15,623
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	12,600	84,810
Zhongsheng Group Holdings, Ltd.	37,500	231,776
Zhongyuan Bank Company, Ltd., H Shares (B)	42,000	5,725
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)(C)	37,500	43,049
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	34,800	151,154
Zijin Mining Group Company, Ltd., H Shares	221,384	326,620
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	90,790
ZTE Corp., H Shares	32,400	82,417
ZTO Express Cayman, Inc., ADR	11,166	376,741
Colombia 0.2%		537,902
Banco de Bogota SA	2,971	64,365
Bancolombia SA	4,563	39,287
Celsia SA ESP	56,160	72,391
Cementos Argos SA	29,845	47,218
Corp. Financiera Colombiana SA (A)	6,493	57,933
Ecopetrol SA	127,985	78,960
Grupo Argos SA	8,087	29,492
Grupo de Inversiones Suramericana SA	6,239	40,493
Grupo Energia Bogota SA ESP	17,578	12,435
Grupo Nutresa SA	4,184	27,178
Interconexion Electrica SA ESP	10,443	68,150
Cyprus 0.0%		23,518
QIWI PLC, ADR	2,200	23,518
Czech Republic 0.1%		237,408
CEZ AS	4,352	106,220
Komercni banka AS (A)	952	29,715
13	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Czech Republic (continued)
Moneta Money Bank AS (A)(B)	9,518	$34,700
O2 Czech Republic AS	3,507	41,237
Philip Morris CR AS	36	25,536
Egypt 0.1%		126,351
Commercial International Bank Egypt SAE, GDR	32,272	126,351
Greece 0.2%		598,353
Alpha Bank AE (A)	17,901	17,887
Athens Water Supply & Sewage Company SA	2,393	19,256
Bank of Greece	1,576	29,163
Ellaktor SA (A)	5,945	9,985
FF Group (A)(D)	6,657	12,048
Fourlis Holdings SA (A)	4,382	21,424
GEK Terna Holding Real Estate Construction SA (A)	4,832	49,617
Hellenic Exchanges - Athens Stock Exchange SA	1,960	8,710
Hellenic Telecommunications Organization SA	4,934	76,252
Holding Company ADMIE IPTO SA	8,138	23,245
JUMBO SA	3,016	49,667
LAMDA Development SA (A)	2,618	21,623
Motor Oil Hellas Corinth Refineries SA	1,394	19,102
Mytilineos SA	2,885	44,394
National Bank of Greece SA (A)	12,054	30,620
Piraeus Financial Holdings SA (A)	12,603	11,734
Piraeus Port Authority SA	458	10,710
Public Power Corp. SA (A)	8,232	87,964
Sarantis SA	1,766	19,793
Terna Energy SA	2,409	35,159
Hong Kong 4.5%		12,153,335
AAG Energy Holdings, Ltd. (B)	72,000	10,946
Ajisen China Holdings, Ltd.	58,000	9,998
Alibaba Health Information Technology, Ltd. (A)	42,000	140,691
Alibaba Pictures Group, Ltd. (A)(C)	410,000	57,036
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
APT Satellite Holdings, Ltd.	48,000	13,721
Asian Citrus Holdings, Ltd. (A)	144,000	4,264
Ausnutria Dairy Corp., Ltd. (A)	50,000	75,822
AVIC International Holding HK, Ltd. (A)	186,799	3,487
Beijing Energy International Holding Company, Ltd. (A)	146,000	5,070
Beijing Enterprises Clean Energy Group, Ltd. (A)	1,342,857	18,141
Beijing Enterprises Holdings, Ltd.	32,430	112,237
Beijing Enterprises Water Group, Ltd. (A)	328,000	129,975
Beijing Gas Blue Sky Holdings, Ltd. (A)(D)	904,000	13,520
Bosideng International Holdings, Ltd.	232,000	97,675
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	14

	Shares	Value
Hong Kong (continued)
Brilliance China Automotive Holdings, Ltd.	194,000	$173,543
C C Land Holdings, Ltd.	240,540	56,756
C&D International Investment Group, Ltd.	21,000	36,195
CA Cultural Technology Group, Ltd. (A)	17,000	7,060
Canvest Environmental Protection Group Company, Ltd.	36,000	14,868
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd. (A)(C)	186,000	52,777
China Aircraft Leasing Group Holdings, Ltd.	12,000	11,331
China Chengtong Development Group, Ltd. (A)	158,000	3,631
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,909
China Education Group Holdings, Ltd.	40,000	74,299
China Everbright Environment Group, Ltd.	196,111	112,118
China Everbright Greentech, Ltd. (B)(C)	60,000	25,826
China Everbright, Ltd.	55,000	71,004
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	15,147
China Foods, Ltd.	58,000	24,210
China Gas Holdings, Ltd.	135,400	545,795
China Grand Pharmaceutical and Healthcare Holdings, Ltd.	64,000	51,141
China High Precision Automation Group, Ltd. (A)(C)(D)	74,000	8,873
China High Speed Transmission Equipment Group Company, Ltd.	25,000	24,296
China Jinmao Holdings Group, Ltd.	288,000	119,964
China Lumena New Materials Corp. (A)(C)(D)	1,272,000	0
China Mengniu Dairy Company, Ltd. (A)	103,000	562,844
China Merchants Land, Ltd.	86,000	12,886
China Merchants Port Holdings Company, Ltd.	98,324	143,116
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China New Town Development Company, Ltd.	1,070,332	19,544
China Oceanwide Holdings, Ltd. (A)	240,000	5,377
China Oil & Gas Group, Ltd. (A)	337,040	18,687
China Overseas Grand Oceans Group, Ltd.	113,000	62,090
China Overseas Land & Investment, Ltd.	232,000	587,837
China Overseas Property Holdings, Ltd.	100,667	66,316
China Power International Development, Ltd.	278,666	59,585
China Properties Group, Ltd. (A)	19,000	1,219
China Resources Beer Holdings Company, Ltd.	41,981	316,735
China Resources Cement Holdings, Ltd.	173,518	206,449
China Resources Gas Group, Ltd.	50,000	249,966
China Resources Land, Ltd.	164,444	781,460
China Resources Power Holdings Company, Ltd.	70,882	82,428
China South City Holdings, Ltd.	344,000	40,803
China Taiping Insurance Holdings Company, Ltd.	101,310	218,166
China Traditional Chinese Medicine Holdings Company, Ltd.	170,000	101,821
China Travel International Investment Hong Kong, Ltd. (A)	146,000	25,385
China Vast Industrial Urban Development Company, Ltd. (B)	47,000	18,739
15	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Vered Financial Holding Corp., Ltd. (A)	360,000	$4,489
China Water Affairs Group, Ltd. (C)	62,000	48,864
China Water Industry Group, Ltd. (A)	40,000	1,393
CIMC Enric Holdings, Ltd.	60,000	37,884
CITIC Resources Holdings, Ltd. (A)	310,000	15,976
Citychamp Watch & Jewellery Group, Ltd.	65,800	12,642
Comba Telecom Systems Holdings, Ltd. (C)	62,000	18,899
Concord New Energy Group, Ltd.	440,000	31,760
COSCO SHIPPING International Hong Kong Company, Ltd. (C)	82,000	25,789
COSCO SHIPPING Ports, Ltd.	95,295	69,260
CP Pokphand Company, Ltd.	458,000	54,880
CWT International, Ltd. (A)	790,000	8,843
Dawnrays Pharmaceutical Holdings, Ltd.	123,000	20,770
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	38,000	27,994
Essex Bio-technology, Ltd.	23,000	13,388
Far East Horizon, Ltd.	146,000	157,067
Fullshare Holdings, Ltd. (A)	110,000	2,264
GCL New Energy Holdings, Ltd. (A)	440,000	21,300
GCL-Poly Energy Holdings, Ltd. (A)	1,301,000	476,694
Geely Automobile Holdings, Ltd.	309,000	999,525
Gemdale Properties & Investment Corp., Ltd.	288,000	44,553
Glorious Property Holdings, Ltd. (A)	516,000	16,552
Goldlion Holdings, Ltd.	122,000	28,609
Guangdong Investment, Ltd.	94,000	167,876
Health & Happiness H&H International Holdings, Ltd.	13,000	51,601
Hi Sun Technology China, Ltd. (A)	105,000	21,904
HKC Holdings, Ltd.	12,016	11,774
Hopson Development Holdings, Ltd.	40,000	131,273
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	30,391
Huanxi Media Group, Ltd. (A)	120,000	38,682
IMAX China Holding, Inc. (B)	15,700	30,892
Inspur International, Ltd. (A)	28,000	10,671
Jiayuan International Group, Ltd.	43,222	16,841
Joy City Property, Ltd.	316,000	20,383
Ju Teng International Holdings, Ltd.	121,722	39,801
Kingboard Holdings, Ltd.	48,148	221,814
Kingboard Laminates Holdings, Ltd.	80,500	137,004
Kunlun Energy Company, Ltd.	288,000	264,536
Lee & Man Chemical Company, Ltd.	14,000	6,496
Lee & Man Paper Manufacturing, Ltd.	107,000	98,907
Lee's Pharmaceutical Holdings, Ltd.	38,500	28,703
Lifestyle China Group, Ltd. (A)	9,000	1,506
LVGEM China Real Estate Investment Company, Ltd.	32,000	9,701
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	16

	Shares	Value
Hong Kong (continued)
Mingfa Group International Company, Ltd. (A)	995,000	$93,645
Minmetals Land, Ltd.	126,000	14,624
Mobvista, Inc. (A)(B)	44,000	42,486
Nan Hai Corp., Ltd. (A)	1,900,000	12,504
New World Department Store China, Ltd. (A)	145,000	21,852
Nine Dragons Paper Holdings, Ltd.	136,000	218,980
PAX Global Technology, Ltd.	72,000	66,174
Phoenix Media Investment Holdings, Ltd. (A)	76,000	9,796
Poly Property Group Company, Ltd.	153,000	47,004
Pou Sheng International Holdings, Ltd. (A)	144,000	31,164
Prinx Chengshan Cayman Holding, Ltd.	10,500	11,047
REXLot Holdings, Ltd. (A)(D)	2,065,304	5,032
Road King Infrastructure, Ltd.	9,000	12,228
Shanghai Industrial Holdings, Ltd.	34,041	49,143
Shanghai Industrial Urban Development Group, Ltd.	115,349	11,596
Shenzhen International Holdings, Ltd.	78,452	129,878
Shenzhen Investment, Ltd.	197,175	71,009
Shimao Group Holdings, Ltd.	79,000	260,143
Shoucheng Holdings, Ltd. (C)	155,600	39,431
Shougang Fushan Resources Group, Ltd.	145,268	36,701
Silver Grant International Holdings Group, Ltd. (A)	72,334	6,338
Sino Biopharmaceutical, Ltd.	567,750	631,594
Sinofert Holdings, Ltd. (A)	118,000	17,153
Sinolink Worldwide Holdings, Ltd. (A)	320,000	19,392
Sinopec Kantons Holdings, Ltd.	102,000	39,273
Skyworth Group, Ltd. (A)	75,885	23,844
SMI Holdings Group, Ltd. (A)(C)(D)	228,889	14,755
SSY Group, Ltd.	118,733	63,217
TCL Electronics Holdings, Ltd. (A)	39,600	32,232
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,870
Texhong Textile Group, Ltd.	19,000	28,165
The Wharf Holdings, Ltd.	66,000	155,867
Tian An China Investment Company, Ltd.	202,000	120,850
Tianjin Port Development Holdings, Ltd.	154,000	13,093
Tibet Water Resources, Ltd. (A)(C)	149,000	19,558
Time Watch Investments, Ltd. (A)	62,000	6,555
Tongda Group Holdings, Ltd.	270,000	20,503
Towngas China Company, Ltd. (A)	44,000	19,603
Truly International Holdings, Ltd. (A)	101,000	19,885
United Energy Group, Ltd. (A)	846,000	158,051
V1 Group, Ltd. (A)	332,000	23,982
Vinda International Holdings, Ltd.	24,000	71,587
Wasion Holdings, Ltd.	32,000	10,511
Yuexiu Property Company, Ltd.	627,516	139,209
17	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Yuexiu Transport Infrastructure, Ltd.	36,000	$25,795
Zhongyu Gas Holdings, Ltd.	20,006	17,710
Zhuguang Holdings Group Company, Ltd. (A)	60,000	13,376
Hungary 0.2%		590,641
Magyar Telekom Telecommunications PLC	35,337	47,905
MOL Hungarian Oil & Gas PLC (A)	26,467	190,147
OTP Bank NYRT (A)	5,525	250,603
Richter Gedeon NYRT	3,585	101,986
India 12.1%		32,669,136
Aarti Industries, Ltd.	2,428	40,839
ABB Power Products & Systems India, Ltd. (A)	187	3,621
Abbott India, Ltd.	478	93,516
ACC, Ltd.	2,457	57,558
Adani Enterprises, Ltd.	10,171	114,950
Adani Green Energy, Ltd. (A)	15,488	241,373
Adani Ports & Special Economic Zone, Ltd.	19,114	173,653
Adani Power, Ltd. (A)	35,840	26,969
Adani Total Gas, Ltd.	2,163	15,038
Adani Transmission, Ltd. (A)	22,565	231,018
Aditya Birla Capital, Ltd. (A)	27,085	45,429
Aditya Birla Fashion and Retail, Ltd. (A)	7,683	19,084
Aegis Logistics, Ltd.	7,126	29,806
AIA Engineering, Ltd.	1,625	40,306
Ajanta Pharma, Ltd.	2,166	51,493
Akzo Nobel India, Ltd.	1,016	29,783
Alembic Pharmaceuticals, Ltd.	4,801	59,680
Alkyl Amines Chemicals	483	33,217
Amara Raja Batteries, Ltd.	2,106	25,311
Ambuja Cements, Ltd.	20,860	77,540
APL Apollo Tubes, Ltd. (A)	1,705	24,823
Apollo Hospitals Enterprise, Ltd.	2,918	121,143
Apollo Tyres, Ltd.	19,720	62,087
Arvind Fashions, Ltd. (A)	12,019	25,705
Arvind, Ltd. (A)	13,022	14,225
Asahi India Glass, Ltd.	13,159	52,844
Ashok Leyland, Ltd.	88,960	155,438
Ashoka Buildcon, Ltd. (A)	9,141	13,957
Asian Paints, Ltd.	8,491	263,729
Astral Poly Technik, Ltd.	1,843	53,397
Atul, Ltd.	603	53,815
AU Small Finance Bank, Ltd. (A)(B)	1,709	26,313
Aurobindo Pharma, Ltd.	18,355	212,111
Avanti Feeds, Ltd.	3,600	23,464
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	18

	Shares	Value
India (continued)
Avenue Supermarts, Ltd. (A)(B)	995	$40,092
Axis Bank, Ltd. (A)	40,288	397,543
Bajaj Auto, Ltd.	1,827	94,048
Bajaj Consumer Care, Ltd.	5,535	18,251
Bajaj Electricals, Ltd. (A)	1,885	24,504
Bajaj Finance, Ltd.	5,170	368,799
Bajaj Finserv, Ltd.	908	119,186
Bajaj Holdings & Investment, Ltd.	2,189	106,777
Balkrishna Industries, Ltd.	6,050	127,119
Balrampur Chini Mills, Ltd.	10,790	25,861
Bank of Baroda (A)	25,551	29,664
BASF India, Ltd.	543	14,214
Bata India, Ltd.	2,050	40,129
Bayer CropScience, Ltd.	196	13,774
BEML, Ltd.	785	11,562
Berger Paints India, Ltd.	10,302	95,375
Bharat Electronics, Ltd.	49,929	92,535
Bharat Forge, Ltd.	14,723	122,208
Bharat Heavy Electricals, Ltd. (A)	58,913	37,837
Bharat Petroleum Corp., Ltd.	21,375	130,925
Bharti Airtel, Ltd.	53,842	405,361
Biocon, Ltd. (A)	9,991	53,115
Birla Corp., Ltd.	1,911	22,140
Birlasoft, Ltd.	12,247	37,690
Bliss Gvs Pharma, Ltd.	6,312	14,877
Blue Star, Ltd.	1,883	22,336
Borosil, Ltd. (A)	3,051	7,827
Bosch, Ltd.	149	30,179
Brigade Enterprises, Ltd.	7,041	27,797
Britannia Industries, Ltd.	1,201	54,878
BSE, Ltd.	1,351	10,705
Cadila Healthcare, Ltd.	7,082	41,808
Can Fin Homes, Ltd.	3,284	21,483
Canara Bank (A)	23,766	50,834
Capacit'e Infraprojects, Ltd. (A)	2,705	7,466
Carborundum Universal, Ltd.	4,213	28,891
Castrol India, Ltd.	11,199	19,735
CCL Products India, Ltd.	3,414	10,673
Ceat, Ltd.	1,368	29,702
Central Depository Services India, Ltd.	1,657	14,058
Century Plyboards India, Ltd. (A)	7,851	32,698
Century Textiles & Industries, Ltd.	1,858	12,068
CESC, Ltd.	3,387	27,936
Chambal Fertilizers & Chemicals, Ltd.	11,943	39,632
19	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Chennai Petroleum Corp., Ltd. (A)	3,148	$4,256
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,307
Cholamandalam Financial Holdings, Ltd.	6,543	52,329
Cholamandalam Investment and Finance Company, Ltd.	17,243	121,784
Cipla, Ltd.	18,003	192,416
City Union Bank, Ltd.	16,091	36,322
Coal India, Ltd.	37,238	76,776
Coforge, Ltd.	418	14,435
Colgate-Palmolive India, Ltd.	2,924	62,430
Container Corp. of India, Ltd.	8,172	61,255
Coromandel International, Ltd.	5,759	60,114
CRISIL, Ltd.	1,509	40,014
Crompton Greaves Consumer Electricals, Ltd.	34,652	180,037
Cummins India, Ltd.	3,376	35,920
Cyient, Ltd.	5,943	53,000
Dabur India, Ltd.	12,130	82,850
Dalmia Bharat, Ltd. (A)	4,457	86,122
DCB Bank, Ltd. (A)	11,434	18,156
DCM Shriram, Ltd.	3,338	20,567
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	7,625
Deepak Nitrite, Ltd.	2,523	46,999
Delta Corp., Ltd.	8,433	16,980
Dhampur Sugar Mills, Ltd.	2,251	5,316
Dhani Services, Ltd.	7,011	34,878
Dhani Services, Ltd., Partly Paid Shares	5,473	15,879
Dilip Buildcon, Ltd. (B)	2,723	25,195
Dish TV India, Ltd. (A)	46,324	7,150
Dishman Carbogen Amcis, Ltd. (A)	1,354	2,172
Divi's Laboratories, Ltd. (A)	2,028	92,694
Dixon Technologies India, Ltd.	157	42,327
DLF, Ltd.	16,001	65,776
Dr. Lal PathLabs, Ltd. (B)	1,089	34,089
Dr. Reddy's Laboratories, Ltd.	3,216	194,538
eClerx Services, Ltd.	2,550	32,076
Edelweiss Financial Services, Ltd. (A)	26,662	25,073
Eicher Motors, Ltd.	5,480	184,592
EID Parry India, Ltd. (A)	6,483	27,975
EIH, Ltd. (A)	9,617	12,667
Emami, Ltd.	9,857	60,506
Endurance Technologies, Ltd. (B)	3,340	65,496
Engineers India, Ltd.	7,872	8,509
EPL, Ltd.	5,314	15,549
Eris Lifesciences, Ltd. (B)	3,927	31,615
Escorts, Ltd.	3,193	56,637
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	20

	Shares	Value
India (continued)
Excel Industries, Ltd.	557	$6,341
Exide Industries, Ltd.	19,965	55,037
Federal Bank, Ltd. (A)	101,872	115,785
Fine Organic Industries, Ltd.	295	9,382
Finolex Cables, Ltd.	7,048	37,357
Finolex Industries, Ltd.	4,543	38,098
Firstsource Solutions, Ltd.	20,707	28,180
Fortis Healthcare, Ltd. (A)	29,932	64,513
Future Lifestyle Fashions, Ltd. (A)	2,234	2,397
GAIL India, Ltd.	66,880	128,434
Garware Technical Fibres, Ltd.	570	20,183
GE T&D India, Ltd. (A)	7,991	13,905
GHCL, Ltd.	5,141	15,017
Gillette India, Ltd.	541	40,750
GlaxoSmithKline Pharmaceuticals, Ltd.	911	18,087
Glenmark Pharmaceuticals, Ltd.	9,568	60,515
Godfrey Phillips India, Ltd.	824	10,063
Godrej Consumer Products, Ltd. (A)	9,235	85,653
Godrej Industries, Ltd. (A)	3,907	23,718
Godrej Properties, Ltd. (A)	1,212	25,410
Granules India, Ltd.	10,612	46,598
Graphite India, Ltd.	3,367	22,041
Grasim Industries, Ltd.	9,194	150,055
Greaves Cotton, Ltd. (A)	6,447	12,012
Grindwell Norton, Ltd.	3,898	45,451
Gujarat Alkalies & Chemicals, Ltd.	2,634	11,181
Gujarat Ambuja Exports, Ltd.	9,856	16,752
Gujarat Fluorochemicals, Ltd. (A)	2,756	21,526
Gujarat Gas, Ltd.	10,223	68,633
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,833	15,206
Gujarat Pipavav Port, Ltd.	8,466	11,388
Gujarat State Petronet, Ltd.	14,293	48,560
Gulf Oil Lubricants India, Ltd.	1,642	16,313
Hatsun Agro Product, Ltd.	4,392	42,181
Havells India, Ltd.	7,034	105,635
HCL Technologies, Ltd.	38,341	475,028
HDFC Asset Management Company, Ltd. (B)	748	29,718
HDFC Bank, Ltd. (A)	83,806	1,761,337
HDFC Life Insurance Company, Ltd. (A)(B)	5,636	53,636
HEG, Ltd. (A)	690	13,553
HeidelbergCement India, Ltd.	5,347	16,801
Hemisphere Properties India, Ltd. (A)	2,825	6,771
Heritage Foods, Ltd.	1,223	5,201
Hero MotoCorp, Ltd.	4,382	192,016
21	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
HFCL, Ltd. (A)	51,247	$20,209
Hikal, Ltd.	4,873	10,529
HIL, Ltd.	253	10,302
Himadri Speciality Chemical, Ltd.	8,292	5,872
Hindalco Industries, Ltd.	57,891	267,529
Hinduja Global Solutions, Ltd.	960	14,867
Hindustan Petroleum Corp., Ltd.	26,715	88,281
Hindustan Unilever, Ltd.	19,503	564,107
Honeywell Automation India, Ltd.	60	36,795
Housing Development Finance Corp., Ltd.	20,128	696,711
Huhtamaki India, Ltd.	2,710	10,698
ICICI Bank, Ltd. (A)	87,837	721,593
ICICI Bank, Ltd., ADR (A)	3,601	59,813
ICICI Lombard General Insurance Company, Ltd. (A)(B)	4,220	81,500
ICICI Prudential Life Insurance Company, Ltd. (A)(B)	5,918	37,132
IDFC First Bank, Ltd. (A)	117,777	101,708
IDFC, Ltd. (A)	60,709	45,040
IFCI, Ltd. (A)	60,997	7,436
IIFL Finance, Ltd.	20,305	76,600
IIFL Securities, Ltd. (A)	72,539	53,736
IIFL Wealth Management, Ltd.	4,525	73,717
India Glycols, Ltd.	1,050	7,125
Indiabulls Housing Finance, Ltd. (A)	23,318	69,303
Indiabulls Real Estate, Ltd. (A)	24,645	29,796
IndiaMart InterMesh, Ltd. (B)	96	11,224
Indian Bank (A)	13,169	24,367
Indian Oil Corp., Ltd.	38,014	50,602
Indo Count Industries, Ltd.	5,802	10,185
Indraprastha Gas, Ltd.	8,878	59,349
Indus Towers, Ltd.	16,840	59,083
IndusInd Bank, Ltd. (A)	7,142	103,550
Infibeam Avenues, Ltd. (A)	1,962	2,440
Info Edge India, Ltd. (A)	949	63,125
Infosys, Ltd.	116,634	1,997,855
Inox Leisure, Ltd. (A)	4,238	17,725
Intellect Design Arena, Ltd. (A)	4,460	26,288
InterGlobe Aviation, Ltd. (A)(B)	2,710	59,767
Ipca Laboratories, Ltd.	2,728	68,453
IRB Infrastructure Developers, Ltd.	7,984	11,725
ITC, Ltd.	106,391	294,337
J Kumar Infraprojects, Ltd.	4,863	12,585
Jaiprakash Power Ventures, Ltd. (A)	246,265	9,352
Jamna Auto Industries, Ltd.	8,736	8,148
JB Chemicals & Pharmaceuticals, Ltd.	470	7,165
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	22

	Shares	Value
India (continued)
Jindal Saw, Ltd.	11,500	$12,375
Jindal Stainless Hisar, Ltd. (A)	8,000	13,470
Jindal Stainless, Ltd. (A)	16,249	15,717
Jindal Steel & Power, Ltd. (A)	30,545	138,819
JK Cement, Ltd.	1,769	64,554
JK Paper, Ltd.	7,345	14,320
JK Tyre & Industries, Ltd.	5,594	9,465
JM Financial, Ltd.	20,631	25,494
Johnson Controls-Hitachi Air Conditioning India, Ltd. (A)	307	10,714
JSW Energy, Ltd.	33,800	33,012
JSW Steel, Ltd.	51,274	274,784
Jubilant Foodworks, Ltd.	3,066	124,049
Jubilant Ingrevia, Ltd. (A)(D)	7,891	12,628
Jubilant Pharmova, Ltd.	7,891	81,450
Just Dial, Ltd. (A)	1,443	14,164
Jyothy Labs, Ltd.	3,881	7,857
Kajaria Ceramics, Ltd.	4,103	52,726
Kalpataru Power Transmission, Ltd.	4,585	23,813
Kansai Nerolac Paints, Ltd.	4,349	33,198
Kaveri Seed Company, Ltd.	2,285	15,769
KEC International, Ltd. (A)	5,101	29,907
KEI Industries, Ltd.	4,692	31,597
Kirloskar Oil Engines, Ltd.	5,185	11,388
KNR Constructions, Ltd.	10,900	30,645
Kotak Mahindra Bank, Ltd. (A)	13,803	336,605
KPIT Technologies, Ltd.	24,872	48,792
KPR Mill, Ltd.	3,888	48,953
KRBL, Ltd.	3,905	10,495
L&T Finance Holdings, Ltd.	29,921	42,613
L&T Technology Services, Ltd. (B)	750	26,204
LA Opala RG, Ltd. (A)	2,816	8,370
Lakshmi Machine Works, Ltd.	116	10,257
Larsen & Toubro Infotech, Ltd. (B)	2,378	116,512
Larsen & Toubro, Ltd.	13,164	257,972
Laurus Labs, Ltd. (B)	2,185	10,389
LG Balakrishnan & Bros, Ltd.	1,705	7,028
LIC Housing Finance, Ltd.	21,165	123,979
Linde India, Ltd.	3,823	80,687
LT Foods, Ltd.	10,845	7,743
Lupin, Ltd.	11,451	157,675
LUX Industries, Ltd.	400	9,424
Mahanagar Gas, Ltd.	2,409	38,092
Maharashtra Scooters, Ltd.	206	10,273
Mahindra & Mahindra Financial Services, Ltd. (A)	41,832	116,249
23	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Mahindra & Mahindra, Ltd.	14,918	$163,228
Mahindra CIE Automotive, Ltd. (A)	10,554	25,975
Mahindra Holidays & Resorts India, Ltd. (A)	4,401	13,539
Mahindra Lifespace Developers, Ltd. (A)	1,108	7,822
Manappuram Finance, Ltd.	18,276	43,833
Mangalore Refinery & Petrochemicals, Ltd. (A)	16,715	9,161
Marico, Ltd.	13,995	75,257
Marksans Pharma, Ltd.	20,609	15,516
Maruti Suzuki India, Ltd.	865	80,592
MAS Financial Services, Ltd. (B)	338	4,022
Mastek, Ltd.	812	12,872
Max Financial Services, Ltd. (A)	1,102	12,961
Mayur Uniquoters, Ltd.	2,588	14,512
Meghmani Organics, Ltd.	8,623	9,491
Metropolis Healthcare, Ltd. (B)	361	9,626
Minda Industries, Ltd.	5,289	40,427
Mindtree, Ltd.	1,858	40,307
MOIL, Ltd.	5,355	10,937
Morepen Laboratories, Ltd. (A)	26,894	10,628
Motherson Sumi Systems, Ltd.	60,455	174,829
Motilal Oswal Financial Services, Ltd.	2,377	19,501
Mphasis, Ltd.	5,533	124,745
MRF, Ltd.	78	89,509
Multi Commodity Exchange of India, Ltd.	573	11,823
Muthoot Finance, Ltd.	7,879	139,580
Natco Pharma, Ltd.	6,282	69,216
National Aluminium Company, Ltd.	30,687	24,937
Navin Fluorine International, Ltd.	486	16,754
Navneet Education, Ltd.	6,879	8,110
NBCC India, Ltd.	20,368	11,897
NCC, Ltd.	22,228	27,034
NESCO, Ltd.	1,774	14,303
Nestle India, Ltd.	576	125,922
NHPC, Ltd.	108,939	35,983
NIIT, Ltd.	4,810	12,810
Nilkamal, Ltd.	570	14,084
NMDC, Ltd. (A)	20,256	34,656
NOCIL, Ltd.	4,078	9,185
NTPC, Ltd.	64,531	93,989
Oberoi Realty, Ltd. (A)	5,897	43,548
Oil & Natural Gas Corp., Ltd.	71,583	108,482
Oil India, Ltd.	11,025	18,875
Omaxe, Ltd. (A)	3,052	2,903
Oracle Financial Services Software, Ltd.	1,238	51,088
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	24

	Shares	Value
India (continued)
Orient Cement, Ltd.	11,602	$14,555
Page Industries, Ltd.	254	97,385
Parag Milk Foods, Ltd. (B)	3,025	4,399
Persistent Systems, Ltd.	2,797	62,220
Petronet LNG, Ltd.	45,718	160,462
Pfizer, Ltd.	365	22,624
Phillips Carbon Black, Ltd.	6,456	17,287
PI Industries, Ltd.	3,150	91,822
Pidilite Industries, Ltd.	3,776	87,170
Piramal Enterprises, Ltd.	3,991	99,271
PNB Housing Finance, Ltd. (A)(B)	3,296	19,767
PNC Infratech, Ltd.	3,706	13,528
Power Finance Corp., Ltd. (A)	36,899	62,358
Power Grid Corp. of India, Ltd.	54,410	158,483
Praj Industries, Ltd.	5,641	12,470
Prestige Estates Projects, Ltd.	15,615	63,443
Prism Johnson, Ltd. (A)	8,573	11,948
Procter & Gamble Health, Ltd.	219	19,937
Procter & Gamble Hygiene & Health Care, Ltd.	391	69,277
PSP Projects, Ltd.	963	6,211
PTC India, Ltd.	18,544	18,500
Punjab National Bank (A)	48,156	26,712
Quess Corp., Ltd. (A)(B)	3,110	31,609
Radico Khaitan, Ltd.	2,854	22,043
Rain Industries, Ltd.	8,295	18,668
Rajesh Exports, Ltd.	4,377	30,324
Rallis India, Ltd.	4,796	16,691
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	12,590
Ratnamani Metals & Tubes, Ltd.	755	19,455
Raymond, Ltd. (A)	2,169	10,965
RBL Bank, Ltd. (B)	19,118	61,273
REC, Ltd.	37,469	68,990
Redington India, Ltd.	23,557	58,637
Relaxo Footwears, Ltd.	3,026	35,228
Reliance Industries, Ltd.	85,999	2,430,403
Reliance Power, Ltd. (A)	70,059	4,048
Sanofi India, Ltd.	330	37,369
SBI Life Insurance Company, Ltd. (A)(B)	2,278	26,768
Schaeffler India, Ltd.	663	46,353
Sequent Scientific, Ltd. (A)	6,725	21,856
SH Kelkar & Company, Ltd. (B)	2,917	4,679
Shoppers Stop, Ltd. (A)	6,430	18,097
Shree Cement, Ltd. (A)	238	84,911
Shriram City Union Finance, Ltd.	2,014	42,522
25	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Shriram Transport Finance Company, Ltd.	8,324	$145,747
Siemens, Ltd.	2,156	54,300
SKF India, Ltd.	1,784	54,292
Sobha, Ltd.	4,249	25,424
Solar Industries India, Ltd.	1,472	26,269
Sonata Software, Ltd.	2,617	17,098
SpiceJet, Ltd. (A)	9,074	10,233
SRF, Ltd.	858	63,254
State Bank of India (A)	49,065	261,143
Steel Authority of India, Ltd.	35,661	36,808
Sterlite Technologies, Ltd.	5,984	16,928
Strides Pharma Science, Ltd.	3,193	36,096
Sudarshan Chemical Industries, Ltd.	1,793	12,818
Sun Pharmaceutical Industries, Ltd.	14,156	114,586
Sun TV Network, Ltd.	6,569	43,898
Sundaram Finance Holdings, Ltd.	6,835	7,816
Sundaram Finance, Ltd.	1,639	60,216
Sundaram-Clayton, Ltd.	697	34,642
Sundram Fasteners, Ltd.	4,560	44,443
Sunteck Realty, Ltd.	3,702	17,440
Suprajit Engineering, Ltd.	7,705	29,992
Supreme Industries, Ltd.	2,995	83,511
Supreme Petrochem, Ltd.	1,965	10,948
Suven Pharmaceuticals, Ltd.	7,762	50,988
Symphony, Ltd.	1,012	15,349
Syngene International, Ltd. (A)(B)	5,386	40,927
TAKE Solutions, Ltd. (A)	6,117	4,707
Tanla Platforms, Ltd.	1,023	12,727
Tata Chemicals, Ltd.	2,841	28,314
Tata Communications, Ltd.	2,825	41,398
Tata Consultancy Services, Ltd.	24,351	962,332
Tata Consumer Products, Ltd.	18,202	150,047
Tata Elxsi, Ltd.	1,315	47,846
Tata Metaliks, Ltd.	1,562	16,286
Tata Motors, Ltd. (A)	130,207	574,004
Tata Steel, Ltd.	20,118	194,568
Tech Mahindra, Ltd.	20,449	255,552
Techno Electric & Engineering Company, Ltd.	4,395	17,394
The Great Eastern Shipping Company, Ltd.	4,812	20,307
The India Cements, Ltd.	13,187	29,066
The Indian Hotels Company, Ltd.	21,970	36,632
The Jammu & Kashmir Bank, Ltd. (A)	20,026	7,912
The Karnataka Bank, Ltd. (A)	11,008	10,106
The Karur Vysya Bank, Ltd. (A)	30,314	24,420
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	26

	Shares	Value
India (continued)
The Phoenix Mills, Ltd. (A)	3,443	$38,030
The Ramco Cements, Ltd.	4,331	57,002
The South Indian Bank, Ltd. (A)	46,489	6,232
The Tata Power Company, Ltd.	51,479	66,219
The Tinplate Company of India, Ltd.	3,175	7,480
Thermax, Ltd.	1,264	23,320
Thomas Cook India, Ltd. (A)	8,758	5,356
Thyrocare Technologies, Ltd. (B)	792	9,836
Time Technoplast, Ltd.	8,084	6,172
Timken India, Ltd.	2,917	50,150
Titan Company, Ltd.	9,308	178,586
Torrent Pharmaceuticals, Ltd.	2,513	82,585
Torrent Power, Ltd.	6,822	35,244
Trent, Ltd.	1,395	15,529
Trident, Ltd. (A)	74,360	14,014
Triveni Engineering & Industries, Ltd. (A)	7,321	8,723
Tube Investments of India, Ltd.	6,351	92,432
TV18 Broadcast, Ltd. (A)	45,800	18,067
TVS Motor Company, Ltd.	1,895	15,324
Uflex, Ltd.	4,634	22,931
UltraTech Cement, Ltd.	3,803	314,851
Union Bank of India (A)	53,007	29,369
United Spirits, Ltd. (A)	9,003	65,231
UPL, Ltd.	28,081	214,379
VA Tech Wabag, Ltd. (A)	1,854	7,215
Vaibhav Global, Ltd.	1,887	88,809
Vakrangee, Ltd.	23,506	17,020
Vardhman Textiles, Ltd. (A)	1,602	25,755
Varun Beverages, Ltd.	2,536	36,461
Vedanta, Ltd.	88,318	245,892
Venky's India, Ltd. (A)	337	7,276
Vesuvius India, Ltd.	690	9,761
V-Guard Industries, Ltd. (A)	5,667	17,343
Vinati Organics, Ltd.	1,364	25,955
V-Mart Retail, Ltd. (A)	527	18,745
Vodafone Idea, Ltd. (A)	475,993	73,481
VRL Logistics, Ltd. (A)	5,104	17,886
VST Industries, Ltd.	649	30,178
VST Tillers Tractors, Ltd.	456	11,434
Welspun Corp., Ltd.	6,625	11,592
Welspun Enterprises, Ltd.	5,021	5,850
Welspun India, Ltd.	19,448	18,226
West Coast Paper Mills, Ltd.	2,240	6,464
Wheels India, Ltd.	626	3,960
27	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Whirlpool of India, Ltd.	1,179	$38,742
Wipro, Ltd.	43,124	240,238
Wockhardt, Ltd. (A)	2,843	19,329
Yes Bank, Ltd. (A)	94,414	20,197
Zee Entertainment Enterprises, Ltd.	33,911	92,515
Zensar Technologies, Ltd.	8,469	33,890
Indonesia 1.8%		4,780,590
Ace Hardware Indonesia Tbk PT	416,900	44,587
Adaro Energy Tbk PT	900,700	74,394
Adhi Karya Persero Tbk PT	204,038	19,806
AKR Corporindo Tbk PT	65,100	15,359
Alam Sutera Realty Tbk PT (A)	750,400	12,405
Aneka Tambang Tbk	481,054	95,494
Arwana Citramulia Tbk PT	827,700	43,022
Asahimas Flat Glass Tbk PT (A)	113,500	26,578
Astra International Tbk PT	385,400	145,622
Astrindo Nusantara Infrastructure Tbk PT (A)	3,785,000	13,290
Asuransi Kresna Mitra Tbk PT (A)	277,300	18,303
Bakrie Telecom Tbk PT (A)(D)	22,579,900	39,642
Bank BTPN Syariah Tbk PT	79,200	22,748
Bank Central Asia Tbk PT	177,900	418,554
Bank Danamon Indonesia Tbk PT	160,371	35,072
Bank Mandiri Persero Tbk PT (A)	407,592	174,532
Bank Negara Indonesia Persero Tbk PT	107,203	44,609
Bank Pan Indonesia Tbk PT (A)	191,900	15,390
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	306,100	33,959
Bank Pembangunan Daerah Jawa Timur Tbk PT	373,700	22,155
Bank Rakyat Indonesia Persero Tbk PT (A)	1,133,600	373,413
Bank Tabungan Negara Persero Tbk PT	190,698	27,601
Barito Pacific Tbk PT (A)	326,600	25,134
Bayan Resources Tbk PT	76,100	72,128
BISI International Tbk PT	514,000	40,954
Buana Lintas Lautan Tbk PT (A)	605,600	13,001
Bukit Asam Tbk PT	184,700	35,029
Bumi Serpong Damai Tbk PT (A)	427,200	34,615
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	5,231
Capital Financial Indonesia Tbk PT (A)	369,300	11,149
Charoen Pokphand Indonesia Tbk PT	228,620	98,469
Ciputra Development Tbk PT	455,461	36,870
Citra Marga Nusaphala Persada Tbk PT (A)	302,662	33,435
City Retail Developments Tbk PT (A)	1,918,900	18,751
Delta Dunia Makmur Tbk PT (A)	590,800	12,809
Elnusa Tbk PT	400,600	11,280
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	28

	Shares	Value
Indonesia (continued)
Erajaya Swasembada Tbk PT (A)	162,100	$29,853
Gudang Garam Tbk PT (A)	29,743	76,184
Hanson International Tbk PT (A)(D)	4,000,200	14,046
Harum Energy Tbk PT (A)	27,900	12,526
Indah Kiat Pulp & Paper Corp. Tbk PT	98,200	90,470
Indika Energy Tbk PT	129,600	13,430
Indo Tambangraya Megah Tbk PT	23,700	20,236
Indocement Tunggal Prakarsa Tbk PT	39,800	34,852
Indofood CBP Sukses Makmur Tbk PT	74,200	44,646
Indofood Sukses Makmur Tbk PT	230,100	97,640
Indo-Rama Synthetics Tbk PT (A)	54,100	11,862
Indosat Tbk PT (A)	110,300	42,943
Inovisi Infracom Tbk PT (A)(D)	671,012	132
Intiland Development Tbk PT (A)	1,393,100	20,180
Japfa Comfeed Indonesia Tbk PT	311,000	33,440
Jasa Marga Persero Tbk PT	128,752	37,629
Kalbe Farma Tbk PT	565,000	58,247
Kapuas Prima Coal Tbk PT (A)	551,200	5,102
Kawasan Industri Jababeka Tbk PT (A)	2,007,762	22,925
Link Net Tbk PT	145,300	33,619
Lippo Karawaci Tbk PT (A)	1,947,337	27,587
Matahari Department Store Tbk PT (A)	186,500	16,457
Mayora Indah Tbk PT	177,800	33,809
Medco Energi Internasional Tbk PT (A)	709,192	34,459
Media Nusantara Citra Tbk PT (A)	543,100	43,139
Merdeka Copper Gold Tbk PT (A)	234,100	46,401
Mitra Adiperkasa Tbk PT (A)	725,100	40,897
Mitra Keluarga Karyasehat Tbk PT	145,600	30,340
MNC Sky Vision Tbk PT (A)	430,900	19,881
MNC Vision Networks Tbk PT (A)	520,500	10,306
Pabrik Kertas Tjiwi Kimia Tbk PT	42,900	44,252
Pacific Strategic Financial Tbk PT (A)	383,700	22,070
Pakuwon Jati Tbk PT (A)	1,030,900	39,753
Pan Brothers Tbk PT (A)	1,101,200	14,657
Panin Financial Tbk PT (A)	1,137,200	18,303
Paninvest Tbk PT (A)	397,600	22,882
Perusahaan Gas Negara Tbk PT	367,300	37,047
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	22,024
Pool Advista Indonesia Tbk PT (A)(D)	37,300	131
PP Persero Tbk PT	214,287	24,204
Puradelta Lestari Tbk PT	506,700	8,309
Ramayana Lestari Sentosa Tbk PT	152,300	7,785
Rimo International Lestari Tbk PT (A)(D)	2,464,700	8,654
Sampoerna Agro Tbk PT (A)	618,600	76,131
29	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Sarana Menara Nusantara Tbk PT	1,085,300	$96,286
Selamat Sempurna Tbk PT	250,600	22,950
Semen Indonesia Persero Tbk PT	57,000	40,740
Sinar Mas Multiartha Tbk PT (A)	37,000	31,197
Sri Rejeki Isman Tbk PT	937,100	15,874
Sugih Energy Tbk PT (A)(D)	8,409,300	29,527
Sumber Alfaria Trijaya Tbk PT	217,500	15,575
Summarecon Agung Tbk PT (A)	339,900	19,602
Surya Citra Media Tbk PT (A)	403,800	55,877
Surya Semesta Internusa Tbk PT	132,900	4,847
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telkom Indonesia Persero Tbk PT	1,186,200	290,260
Tempo Scan Pacific Tbk PT	65,700	6,753
Tiga Pilar Sejahtera Food Tbk (A)	801,600	17,469
Tower Bersama Infrastructure Tbk PT	385,100	58,510
Trada Alam Minera Tbk PT (A)(D)	1,919,200	4,717
Transcoal Pacific Tbk PT	27,200	17,076
Trias Sentosa Tbk PT	706,000	21,243
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	369,300	24,452
Tunas Ridean Tbk PT	542,200	57,195
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	22,447
Unilever Indonesia Tbk PT	177,700	87,222
United Tractors Tbk PT	105,000	165,884
Vale Indonesia Tbk PT (A)	109,900	46,672
Waskita Beton Precast Tbk PT	592,800	10,716
Waskita Karya Persero Tbk PT	287,002	28,633
Wijaya Karya Beton Tbk PT	351,700	8,574
Wijaya Karya Persero Tbk PT	178,676	21,745
XL Axiata Tbk PT	283,500	43,717
Malaysia 1.9%		5,229,624
7-Eleven Malaysia Holdings BHD	40,839	13,122
Aeon Company M BHD	55,700	15,932
AEON Credit Service M BHD	11,340	32,744
AFFIN Bank BHD	70,221	30,501
AirAsia Group BHD (A)(C)	117,800	26,526
Alliance Bank Malaysia BHD (A)	67,700	44,216
AMMB Holdings BHD	75,450	58,777
Astro Malaysia Holdings BHD	58,000	13,587
Axiata Group BHD	98,907	86,606
Batu Kawan BHD	18,700	81,243
Berjaya Assets BHD (A)	350,600	32,103
Berjaya Sports Toto BHD	59,365	31,063
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	30

	Shares	Value
Malaysia (continued)
BIMB Holdings BHD	25,000	$25,034
Bintulu Port Holdings BHD	300	307
Boustead Holdings BHD (A)	20,507	3,128
Boustead Plantations BHD	760	104
British American Tobacco Malaysia BHD	6,400	20,249
Bursa Malaysia BHD	31,800	71,319
Cahya Mata Sarawak BHD	29,300	16,711
Carlsberg Brewery Malaysia BHD	6,900	40,775
CIMB Group Holdings BHD	103,028	110,016
Comfort Glove Bhd	24,000	13,218
Cypark Resources BHD (A)	34,200	12,462
D&O Green Technologies BHD (C)	64,700	63,816
Datasonic Group BHD (C)	130,000	16,457
Dayang Enterprise Holdings BHD (A)	35,200	13,047
Dialog Group BHD	108,260	86,269
DiGi.Com BHD	88,480	80,835
DRB-Hicom BHD	45,900	20,582
Dutch Lady Milk Industries BHD	1,500	12,952
Eco World Development Group BHD (A)	30,700	3,658
Fraser & Neave Holdings BHD	5,600	43,198
Frontken Corp. BHD	19,600	25,043
Gabungan AQRS BHD	26,010	3,913
Gadang Holdings BHD	55,300	5,438
Gamuda BHD (A)	40,633	33,373
Gas Malaysia BHD	35,200	22,894
Genting BHD	63,100	71,694
Genting Malaysia BHD	96,300	68,662
Genting Plantations BHD	10,000	23,443
George Kent Malaysia BHD	33,700	6,184
Globetronics Technology BHD	39,686	27,833
Guan Chong Bhd	16,900	11,083
HAP Seng Consolidated BHD	29,039	60,988
Hartalega Holdings BHD (C)	39,500	97,310
Heineken Malaysia BHD	8,400	53,074
Hengyuan Refining Company BHD (A)	11,200	17,302
Hibiscus Petroleum BHD (A)	88,200	14,840
Hong Leong Bank BHD	9,434	41,894
Hong Leong Financial Group BHD	8,261	34,509
IGB BHD (A)	46,072	29,583
IHH Healthcare BHD	21,200	26,564
IJM Corp. BHD	159,860	61,904
Inari Amertron BHD	97,636	86,394
IOI Corp. BHD	43,100	45,560
IOI Properties Group BHD	48,571	16,437
31	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
JAKS Resources BHD (A)	114,140	$20,650
Keck Seng Malaysia BHD (A)	65,150	58,390
Kim Loong Resources BHD	100	36
Kossan Rubber Industries (C)	56,800	55,295
KPJ Healthcare BHD	45,500	11,226
Kuala Lumpur Kepong BHD	7,605	44,156
Land & General BHD (A)	508,140	14,404
LBS Bina Group BHD (A)	120,819	12,209
Lotte Chemical Titan Holding BHD (B)	32,300	17,960
LPI Capital BHD	14,220	46,610
Magnum BHD	35,653	19,256
Malakoff Corp. BHD	78,100	15,603
Malayan Banking BHD	109,954	217,935
Malaysia Airports Holdings BHD	43,288	63,917
Malaysia Building Society BHD	73,796	12,274
Malaysian Pacific Industries BHD	8,138	74,159
Malaysian Resources Corp. BHD	121,600	12,420
Matrix Concepts Holdings BHD	68,378	30,535
Maxis BHD	51,585	60,478
Mega First Corp. BHD	3,300	6,251
MISC BHD	27,550	46,055
MPHB Capital BHD (A)	99,200	24,985
Muhibbah Engineering (M) BHD	10,300	2,347
Mulpha International BHD (A)	15,370	5,127
My EG Services BHD	109,015	56,851
Nestle Malaysia BHD	1,400	47,643
Oriental Holdings BHD	26,820	34,778
OSK Holdings BHD	98,117	20,561
Padini Holdings BHD	21,500	15,568
Pentamaster Corp. BHD	25,662	39,632
Petron Malaysia Refining & Marketing BHD	8,800	10,787
Petronas Chemicals Group BHD	62,000	113,478
Petronas Dagangan BHD	5,900	29,116
Petronas Gas BHD	19,700	79,724
PPB Group BHD	11,200	52,079
Press Metal Aluminium Holdings BHD	41,000	97,915
Public Bank BHD	495,800	508,838
QL Resources BHD	36,135	54,905
RHB Bank BHD	48,262	64,522
Sam Engineering & Equipment M BHD	3,000	5,081
Sapura Energy BHD (A)	592,857	21,104
Sarawak Oil Palms BHD	15,542	14,974
Scientex BHD	51,700	51,282
SEG International BHD	33,942	5,361
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	32

	Shares	Value
Malaysia (continued)
Serba Dinamik Holdings BHD	57,750	$24,297
Shangri-La Hotels Malaysia BHD	21,000	19,592
Sime Darby BHD	93,374	52,253
Sime Darby Plantation BHD	46,274	55,909
Sime Darby Property BHD	130,274	18,641
SKP Resources BHD	17,300	9,707
SP Setia BHD Group	53,308	12,009
Sunway BHD (C)	66,077	24,460
Supermax Corp. BHD (C)	28,413	33,862
Syarikat Takaful Malaysia Keluarga BHD	23,400	26,549
Ta Ann Holdings BHD	46,508	33,644
Tan Chong Motor Holdings BHD	62,800	17,515
Telekom Malaysia BHD	30,456	46,136
Tenaga Nasional BHD	46,300	115,363
TIME dotCom BHD	20,840	71,534
Top Glove Corp. BHD (C)	107,400	138,722
Tropicana Corp. BHD (A)	106,201	24,512
Uchi Technologies BHD	31,330	25,281
UEM Sunrise BHD (A)	113,366	11,172
UMW Holdings BHD	14,100	10,387
United Malacca BHD	29,750	37,376
United Plantations BHD	4,900	17,248
UOA Development BHD	45,300	19,788
Velesto Energy BHD (A)	250,631	10,164
ViTrox Corp. BHD	4,200	17,841
Westports Holdings BHD	44,600	44,868
Yinson Holdings BHD	33,600	44,097
YTL Corp. BHD (A)	255,161	41,542
YTL Power International BHD (A)	120,000	22,202
Malta 0.0%		11,738
Brait SE (A)	71,955	11,738
Mexico 2.4%		6,468,197
ALEATICA SAB de CV	9,600	9,448
Alfa SAB de CV, Class A	285,550	155,598
Alpek SAB de CV	28,981	26,043
Alsea SAB de CV (A)(C)	28,875	35,195
America Movil SAB de CV, Series L (C)	803,372	513,412
Arca Continental SAB de CV	3,472	15,791
Axtel SAB de CV (A)	109,017	27,670
Banco del Bajio SA (A)(B)	31,497	36,554
Becle SAB de CV	12,935	26,765
Bolsa Mexicana de Valores SAB de CV (C)	27,463	56,275
Cemex SAB de CV, Series CPO (A)	366,838	243,203
33	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Mexico (continued)
Coca-Cola Femsa SAB de CV	5,951	$25,103
Coca-Cola Femsa SAB de CV, ADR	600	25,326
Controladora Nemak SAB de CV (A)	285,550	39,446
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	41,201	61,956
Corp. Inmobiliaria Vesta SAB de CV	22,784	42,898
Dine SAB de CV (A)	103,700	68,899
El Puerto de Liverpool SAB de CV, Series C1 (C)	5,226	15,812
Elementia SAB de CV (A)(B)	22,179	11,979
Fomento Economico Mexicano SAB de CV	16,775	114,453
Genomma Lab Internacional SAB de CV, Class B (A)	55,254	55,278
Gentera SAB de CV (A)	80,333	40,241
Gruma SAB de CV, Class B	11,725	127,781
Grupo Aeroportuario del Centro Norte SAB de CV (A)	21,262	122,708
Grupo Aeroportuario del Pacifico SAB de CV, ADR (A)	1,155	117,082
Grupo Aeroportuario del Sureste SAB de CV, ADR (A)	882	164,184
Grupo Bimbo SAB de CV, Series A	38,348	71,780
Grupo Carso SAB de CV, Series A1 (A)	10,209	25,136
Grupo Cementos de Chihuahua SAB de CV	8,843	55,084
Grupo Comercial Chedraui SA de CV	18,846	29,006
Grupo Elektra SAB de CV	2,109	139,921
Grupo Financiero Banorte SAB de CV, Series O (A)	81,025	406,887
Grupo Financiero Inbursa SAB de CV, Series O (A)	41,050	36,888
Grupo Gigante SAB de CV (A)	166,920	209,278
Grupo Herdez SAB de CV (C)	9,671	19,364
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	18,569
Grupo Industrial Saltillo SAB de CV (A)	41,607	51,708
Grupo KUO SAB de CV, Series B	136,788	304,031
Grupo Lala SAB de CV	23,373	16,088
Grupo Mexico SAB de CV, Series B	92,562	438,808
Grupo Sanborns SAB de CV (A)	187,200	156,589
Grupo Simec SAB de CV, Series B (C)	12,062	53,043
Grupo Sports World SAB de CV (A)	31,694	9,317
Grupo Televisa SAB, Series CPO (A)	165,953	245,427
Hoteles City Express SAB de CV (A)(C)	17,674	4,900
Industrias Bachoco SAB de CV, Series B	7,795	25,850
Industrias CH SAB de CV, Series B	14,379	79,246
Industrias Penoles SAB de CV (A)	5,693	78,188
Infraestructura Energetica Nova SAB de CV (A)	15,405	53,996
Kimberly-Clark de Mexico SAB de CV, Class A	48,936	78,406
La Comer SAB de CV (C)	12,689	25,886
Megacable Holdings SAB de CV, Series CPO	37,270	128,711
Minera Frisco SAB de CV, Series A1 (A)	210,063	49,702
Minera Frisco SAB de CV, Series A2 (A)(C)	344,499	76,899
Nemak SAB de CV (B)	27,159	8,049
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	34

	Shares	Value
Mexico (continued)
Orbia Advance Corp. SAB de CV	85,080	$197,358
Organizacion Cultiba SAB de CV	45,332	35,146
Organizacion Soriana SAB de CV, Series B (A)(C)	651,317	551,663
Promotora y Operadora de Infraestructura SAB de CV (C)	7,381	54,452
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	20,083
Qualitas Controladora SAB de CV (C)	8,704	47,237
Regional SAB de CV (A)	17,949	81,470
Telesites SAB de CV (A)(C)	99,552	87,746
Unifin Financiera SAB de CV (A)(C)	10,229	12,111
Vitro SAB de CV, Series A (A)	21,684	27,062
Wal-Mart de Mexico SAB de CV	97,687	278,012
Netherlands 0.0%		43,776
VEON, Ltd., ADR (A)	24,593	43,776
Peru 0.1%		303,431
Cementos Pacasmayo SAA, ADR	4,994	42,199
Cia de Minas Buenaventura SAA, ADR (A)	2,497	27,617
Credicorp, Ltd.	1,460	233,615
Fossal SAA, ADR (A)	633	0
Philippines 1.1%		2,963,769
8990 Holdings, Inc. (A)	111,700	16,682
Aboitiz Equity Ventures, Inc.	50,150	43,559
Aboitiz Power Corp.	37,100	18,464
ACR MINING Corp. (A)(D)	3,145	1,160
Alliance Global Group, Inc.	165,600	36,648
Apex Mining Company, Inc. (A)	251,000	8,045
Atlas Consolidated Mining & Development Corp. (A)	78,800	11,021
Ayala Corp.	3,400	52,489
Ayala Land, Inc.	115,500	92,991
Bank of the Philippine Islands	50,510	92,716
BDO Unibank, Inc.	65,122	141,419
Belle Corp.	887,000	30,330
Bloomberry Resorts Corp.	237,900	39,172
Cebu Air, Inc. (A)	20,490	18,928
Century Pacific Food, Inc.	56,050	20,791
China Banking Corp.	182,335	90,521
COL Financial Group, Inc.	100,000	8,245
Cosco Capital, Inc.	248,400	28,058
D&L Industries, Inc.	183,300	26,879
DMCI Holdings, Inc.	313,100	34,532
DoubleDragon Properties Corp. (A)	86,110	27,016
Eagle Cement Corp. (A)	35,100	8,677
Emperador, Inc.	193,500	39,665
35	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Philippines (continued)
Filinvest Land, Inc.	909,750	$21,565
First Gen Corp.	31,500	19,359
First Philippine Holdings Corp.	30,300	45,600
Global Ferronickel Holdings, Inc. (A)	297,000	18,152
Globe Telecom, Inc.	895	37,398
GT Capital Holdings, Inc.	2,746	31,673
Integrated Micro-Electronics, Inc. (A)	67,155	18,094
International Container Terminal Services, Inc.	25,400	62,783
JG Summit Holdings, Inc.	54,967	72,911
Jollibee Foods Corp.	10,610	39,112
LT Group, Inc.	136,600	40,212
Manila Electric Company	5,260	29,342
Max's Group, Inc.	52,200	7,397
Megawide Construction Corp. (A)	57,870	8,806
Megaworld Corp.	515,500	38,513
Metro Pacific Investments Corp.	465,300	38,934
Metropolitan Bank & Trust Company	54,444	56,775
Nickel Asia Corp.	347,160	41,425
Petron Corp.	316,900	23,111
Philex Mining Corp.	67,800	6,921
Philippine National Bank (A)	40,319	20,722
Phoenix Petroleum Philippines, Inc. (A)	100,600	25,879
Pilipinas Shell Petroleum Corp. (A)	33,380	14,995
PLDT, Inc.	3,255	86,250
Puregold Price Club, Inc.	68,300	52,066
RFM Corp.	101,000	9,787
Rizal Commercial Banking Corp.	184,093	66,448
Robinsons Land Corp.	147,196	59,539
Robinsons Retail Holdings, Inc.	27,050	31,533
San Miguel Corp.	28,434	73,688
San Miguel Food and Beverage, Inc.	21,830	30,135
Security Bank Corp.	10,247	27,667
Semirara Mining & Power Corp.	82,220	21,613
SM Investments Corp.	2,595	53,930
SM Prime Holdings, Inc.	191,904	143,067
The Philippine Stock Exchange, Inc. (A)	12,074	37,079
Top Frontier Investment Holdings, Inc. (A)	24,482	71,652
Union Bank of the Philippines	300,071	452,044
Universal Robina Corp.	26,980	71,079
Vista Land & Lifescapes, Inc.	295,200	26,422
Vistamalls, Inc.	172,400	13,865
Wilcon Depot, Inc.	76,500	28,218
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	36

	Shares	Value
Poland 0.7%		$1,961,728
Agora SA (A)	4,481	7,813
Alior Bank SA (A)	6,720	38,966
Amica SA	740	27,965
Apator SA	4,522	29,968
Asseco Poland SA	1,444	25,628
Bank Handlowy w Warszawie SA (A)	1,958	20,341
Bank Millennium SA (A)	25,326	27,858
Bank Polska Kasa Opieki SA (A)	1,680	30,286
Budimex SA	644	59,466
CCC SA (A)	1,846	46,822
CD Projekt SA (A)	767	48,218
Ciech SA (A)	2,152	19,591
Cyfrowy Polsat SA	9,812	74,609
Dino Polska SA (A)(B)	1,218	79,901
Dom Development SA	481	16,496
Enea SA (A)	18,050	31,233
Eurocash SA (A)	6,185	21,180
Famur SA (A)	18,129	12,651
Firma Oponiarska Debica SA	1,550	33,389
Globe Trade Centre SA (A)	16,195	28,846
Grupa Azoty SA (A)	2,417	19,321
Grupa Kety SA	883	123,055
Grupa Lotos SA	5,837	65,427
ING Bank Slaski SA (A)	229	11,100
Inter Cars SA (A)	1,150	85,760
Jastrzebska Spolka Weglowa SA (A)	2,183	20,403
KGHM Polska Miedz SA (A)	3,346	167,931
KRUK SA (A)	617	29,634
LPP SA (A)	36	75,088
Lubelski Wegiel Bogdanka SA (A)	888	5,514
mBank SA (A)	266	15,715
Netia SA (A)	53,777	74,097
Orange Polska SA (A)	32,489	54,547
PGE Polska Grupa Energetyczna SA (A)	22,745	40,124
PlayWay SA	99	14,534
Polski Koncern Naftowy ORLEN SA	9,367	146,938
Polskie Gornictwo Naftowe i Gazownictwo SA	37,755	56,193
Powszechna Kasa Oszczednosci Bank Polski SA (A)	11,661	93,579
Powszechny Zaklad Ubezpieczen SA (A)	8,839	68,895
Santander Bank Polska SA (A)	752	42,204
Tauron Polska Energia SA (A)	63,876	43,533
Warsaw Stock Exchange	2,268	26,909
37	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Qatar 0.0%		$25,849
Qatar National Bank QPSC	5,500	25,849
Romania 0.0%		98,391
NEPI Rockcastle PLC	15,999	98,391
Russia 0.9%		2,478,415
Etalon Group PLC, GDR	2,625	4,523
Gazprom PJSC, ADR	39,083	226,067
Globaltrans Investment PLC, GDR	4,853	32,321
LUKOIL PJSC, ADR	6,209	462,641
Magnitogorsk Iron & Steel Works PJSC, GDR	5,310	50,154
Mail.Ru Group, Ltd., GDR (A)	1,119	30,087
MMC Norilsk Nickel PJSC, ADR	9,842	310,151
Mobile TeleSystems PJSC, ADR	11,577	95,163
Novatek PJSC, GDR	244	41,750
Novolipetsk Steel PJSC, GDR	1,198	35,465
PhosAgro PJSC, GDR	4,506	78,994
Polyus PJSC, GDR	827	77,277
Ros Agro PLC, GDR	1,484	18,017
Rosneft Oil Company PJSC, GDR	27,656	191,516
Rostelecom PJSC, ADR	3,714	32,668
RusHydro PJSC, ADR	28,619	29,734
Sberbank of Russia PJSC, ADR	29,043	422,866
Severstal PAO, GDR	3,573	63,850
Tatneft PJSC, ADR	3,440	141,418
VTB Bank PJSC, GDR	56,984	54,327
X5 Retail Group NV, GDR	2,439	79,426
Saudi Arabia 0.0%		25,553
National Commercial Bank	2,040	25,553
South Africa 4.1%		11,161,739
Absa Group, Ltd.	30,546	244,450
Advtech, Ltd. (A)	63,637	50,469
AECI, Ltd.	10,137	66,747
African Rainbow Minerals, Ltd.	9,774	189,917
Afrimat, Ltd.	11,544	33,811
Alexander Forbes Group Holdings, Ltd.	77,526	21,786
Anglo American Platinum, Ltd.	1,586	192,101
AngloGold Ashanti, Ltd.	7,245	144,888
AngloGold Ashanti, Ltd., ADR	4,794	95,688
Aspen Pharmacare Holdings, Ltd. (A)	19,369	182,120
Astral Foods, Ltd.	3,430	30,648
AVI, Ltd.	19,562	91,522
Barloworld, Ltd. (A)	19,494	117,526
Bid Corp., Ltd.	9,198	171,937
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	38

	Shares	Value
South Africa (continued)
Blue Label Telecoms, Ltd. (A)	73,110	$23,074
Capitec Bank Holdings, Ltd. (A)	1,980	175,258
Cashbuild, Ltd.	1,875	38,527
Caxton & CTP Publishers & Printers, Ltd. (A)	83,154	32,972
City Lodge Hotels, Ltd.	56,378	12,563
Clicks Group, Ltd.	11,312	183,057
Coronation Fund Managers, Ltd.	17,193	56,518
Curro Holdings, Ltd.	9,885	6,558
DataTec, Ltd. (A)	15,352	26,109
Dis-Chem Pharmacies, Ltd. (A)(B)	12,218	18,038
Discovery, Ltd.	21,150	198,024
Distell Group Holdings, Ltd.	2,740	20,172
Exxaro Resources, Ltd.	16,729	189,347
Famous Brands, Ltd. (A)	5,195	15,721
FirstRand, Ltd.	166,772	553,503
Gold Fields, Ltd., ADR	51,236	419,623
Harmony Gold Mining Company, Ltd., ADR (A)	34,532	130,876
Impala Platinum Holdings, Ltd.	30,840	500,050
Imperial Logistics, Ltd.	16,702	46,548
Investec, Ltd.	14,490	37,937
Italtile, Ltd.	38,046	40,514
JSE, Ltd.	3,574	28,211
KAP Industrial Holdings, Ltd. (A)	207,408	55,517
Kumba Iron Ore, Ltd.	2,555	109,444
Liberty Holdings, Ltd.	11,803	54,783
Life Healthcare Group Holdings, Ltd. (A)	132,612	156,338
Long4Life, Ltd. (A)	66,103	16,294
Massmart Holdings, Ltd. (A)	16,996	50,315
Metair Investments, Ltd.	21,395	25,585
MiX Telematics, Ltd., ADR	2,273	31,572
Momentum Metropolitan Holdings	83,965	92,729
Motus Holdings, Ltd. (A)	12,498	64,907
Mpact, Ltd.	16,883	20,523
Mr. Price Group, Ltd.	12,178	140,268
MTN Group, Ltd.	64,641	309,600
MultiChoice Group	20,501	173,216
Murray & Roberts Holdings, Ltd. (A)	109,683	55,788
Naspers, Ltd., N Shares	3,950	932,111
Nedbank Group, Ltd.	20,552	177,331
Netcare, Ltd. (A)	97,823	88,451
Ninety One, Ltd.	7,245	21,840
Northam Platinum, Ltd. (A)	19,294	281,939
Oceana Group, Ltd.	6,345	27,959
Old Mutual, Ltd.	159,091	141,362
39	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
Omnia Holdings, Ltd. (A)	25,387	$75,007
Pepkor Holdings, Ltd. (A)(B)	24,702	24,325
Pick n Pay Stores, Ltd.	22,607	77,066
PPC, Ltd. (A)	133,079	13,980
PSG Group, Ltd.	7,268	32,062
Raubex Group, Ltd.	23,582	35,540
RCL Foods, Ltd.	10,269	5,666
Reunert, Ltd.	18,429	55,664
Royal Bafokeng Platinum, Ltd. (A)	18,821	112,286
Sanlam, Ltd.	52,020	209,012
Santam, Ltd.	2,536	40,666
Sappi, Ltd. (A)	44,619	130,746
Sasol, Ltd. (A)	20,349	251,551
Shoprite Holdings, Ltd.	22,565	198,348
Sibanye Stillwater, Ltd., ADR	22,108	405,682
Spur Corp., Ltd.	10,915	12,479
Standard Bank Group, Ltd.	68,376	599,639
Sun International, Ltd. (A)	35,294	36,234
Super Group, Ltd. (A)	32,550	57,472
Telkom SA SOC, Ltd.	31,617	85,702
The Bidvest Group, Ltd.	20,801	230,678
The Foschini Group, Ltd. (A)	23,652	163,182
The SPAR Group, Ltd.	10,952	137,395
Tiger Brands, Ltd.	11,117	148,051
Transaction Capital, Ltd. (A)	37,010	65,194
Truworths International, Ltd.	25,703	82,244
Tsogo Sun Gaming, Ltd. (A)	46,649	19,333
Vodacom Group, Ltd.	28,952	238,436
Wilson Bayly Holmes-Ovcon, Ltd. (A)	5,300	33,770
Woolworths Holdings, Ltd.	55,674	169,647
South Korea 15.5%		41,864,018
Able C&C Company, Ltd. (A)	359	2,461
Advanced Cosmeceutical Technology Company, Ltd. (A)(D)	724	2,887
Advanced Process Systems Corp. (A)	1,012	25,357
Aekyung Petrochemical Company, Ltd.	1,138	11,070
AfreecaTV Company, Ltd.	660	42,736
Ahnlab, Inc.	288	22,456
Ajin Industrial Company, Ltd. (A)	2,965	9,298
AK Holdings, Inc.	593	16,476
Alteogen, Inc. (A)	329	38,024
ALUKO Company, Ltd. (A)	3,314	13,360
Amicogen, Inc. (A)	664	16,753
Amorepacific Corp.	521	108,691
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	40

	Shares	Value
South Korea (continued)
AMOREPACIFIC Group	1,266	$72,837
Ananti, Inc. (A)	2,958	19,122
Anterogen Company, Ltd. (A)	394	21,401
Aprogen KIC, Inc. (A)	13,428	21,984
Aprogen Pharmaceuticals, Inc. (A)	18,480	18,430
Aurora World Corp. (A)	555	4,656
Austem Company, Ltd.	1,208	3,267
Baiksan Company, Ltd.	1,511	9,127
Bcworld Pharm Company, Ltd.	17	262
BGF Company, Ltd.	2,408	11,770
BGF retail Company, Ltd.	358	50,587
BH Company, Ltd.	1,811	29,025
Binex Company, Ltd. (A)	1,385	33,480
Binggrae Company, Ltd. (A)	278	14,369
BioSmart Company, Ltd. (A)	1,334	7,651
BIT Computer Company, Ltd.	489	4,008
BNK Financial Group, Inc.	10,877	56,980
Boditech Med, Inc.	681	10,047
Bookook Securities Company, Ltd. (A)	368	7,149
Boryung Pharmaceutical Company, Ltd.	698	13,307
Bosung Power Technology Company, Ltd. (A)	1,899	3,516
Bukwang Pharmaceutical Company, Ltd.	919	22,745
Busan City Gas Company, Ltd.	186	9,352
Byucksan Corp.	3,406	7,534
Capro Corp. (A)	3,485	11,988
Caregen Company, Ltd.	219	12,982
Cell Biotech Company, Ltd.	375	6,193
Celltrion Healthcare Company, Ltd. (A)	628	70,090
Celltrion Pharm, Inc. (A)	249	34,000
Celltrion, Inc. (A)	2,247	593,936
Chabiotech Company, Ltd. (A)	1,250	21,264
Cheil Worldwide, Inc.	2,237	38,651
Chemtronics Company, Ltd.	1,041	26,929
Cheryong Electric Company, Ltd.	496	2,512
Choa Pharmaceutical Company (A)	887	3,454
Chong Kun Dang Pharmaceutical Corp. (A)	396	60,167
Chongkundang Holdings Corp. (A)	208	19,126
Chosun Refractories Company, Ltd.	99	6,937
Chungdahm Learning, Inc.	580	9,819
CJ CGV Company, Ltd. (A)	1,078	26,820
CJ CheilJedang Corp.	446	161,032
CJ Corp.	1,166	96,036
CJ ENM Company, Ltd.	738	90,646
CJ Freshway Corp. (A)	785	14,970
41	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
CJ Logistics Corp. (A)	437	$63,692
Clean & Science Company, Ltd.	436	10,561
Cloud Air Company, Ltd. (A)	1,085	1,499
CMG Pharmaceutical Company, Ltd. (A)	4,018	15,715
Com2uSCorp	423	51,980
Coreana Cosmetics Company, Ltd. (A)	428	1,849
Cosmax, Inc. (A)	417	38,728
CosmoAM&T Company, Ltd. (A)	1,122	19,754
Cosmochemical Company, Ltd. (A)	950	10,331
Coway Company, Ltd.	1,927	110,649
COWELL FASHION Company, Ltd.	3,245	16,425
CrystalGenomics, Inc. (A)	1,400	16,668
CS Wind Corp.	504	32,332
CTC BIO, Inc. (A)	644	3,349
Cuckoo Holdings Company, Ltd. (A)	129	14,554
Cuckoo Homesys Company, Ltd. (A)	761	27,410
D.I Corp.	851	4,504
Dae Dong Industrial Company, Ltd. (A)	657	4,632
Dae Han Flour Mills Company, Ltd. (A)	120	15,152
Dae Won Kang Up Company, Ltd.	3,502	12,899
Dae Young Packaging Company, Ltd. (A)	4,196	10,035
Daea TI Company, Ltd.	1,930	8,965
Daehan New Pharm Company, Ltd. (A)	1,118	10,768
Daehan Steel Company, Ltd.	1,190	14,379
Daejoo Electronic Materials Company, Ltd.	405	14,160
Daekyo Company, Ltd.	3,192	10,556
Daelim Construction Company, Ltd.	32	872
Daesang Corp. (A)	1,153	25,530
Daesang Holdings Company, Ltd. (A)	1,433	12,353
Daesung Holdings Company, Ltd.	871	21,915
Daewon Cable Company, Ltd. (A)	2,197	2,948
Daewon Pharmaceutical Company, Ltd.	713	10,546
Daewon San Up Company, Ltd.	1,661	8,361
Daewoo Engineering & Construction Company, Ltd. (A)	10,866	56,670
Daewoong Pharmaceutical Company, Ltd. (A)	135	16,238
Daihan Pharmaceutical Company, Ltd.	428	12,833
Daishin Securities Company, Ltd. (A)	1,799	22,224
Danal Company, Ltd. (A)	5,057	32,545
Danawa Company, Ltd.	786	24,018
Daou Data Corp.	1,820	21,408
Daou Technology, Inc.	1,699	41,049
Dasan Networks, Inc. (A)	946	8,527
Dawonsys Company, Ltd.	926	16,317
DB Financial Investment Company, Ltd. (A)	3,443	17,518
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	42

	Shares	Value
South Korea (continued)
DB HiTek Company, Ltd.	2,268	$113,659
DB Insurance Company, Ltd.	4,170	153,451
DB, Inc. (A)	6,345	4,906
Dentium Company, Ltd. (A)	535	29,099
Deutsch Motors, Inc.	2,653	15,266
DGB Financial Group, Inc.	6,891	43,233
DHP Korea Company, Ltd.	549	3,816
DI Dong Il Corp. (A)	115	16,833
DIO Corp. (A)	618	21,411
DL E&C Company, Ltd. (A)	885	87,437
DL Holdings Company, Ltd.	706	54,197
Dong A Eltek Company, Ltd.	876	6,829
Dong-A ST Company, Ltd.	230	16,792
Dong-Ah Geological Engineering Company, Ltd.	855	12,639
Dongjin Semichem Company, Ltd. (A)	1,855	50,568
DongKook Pharmaceutical Company, Ltd.	1,780	45,328
Dongkuk Steel Mill Company, Ltd.	4,452	35,483
Dongsuh Companies, Inc.	1,160	41,521
DONGSUNG Corp. (A)	982	4,328
Dongsung Finetec Company, Ltd. (A)	639	6,357
Dongwha Enterprise Company, Ltd. (A)	429	18,437
Dongwha Pharm Company, Ltd.	1,340	17,277
Dongwon F&B Company, Ltd.	69	12,149
Dongwon Industries Company, Ltd.	102	23,558
Dongwon Systems Corp.	324	14,421
Doosan Bobcat, Inc. (A)	1,640	47,009
Doosan Company, Ltd.	217	8,988
Doosan Fuel Cell Company, Ltd. (A)	821	36,476
Doosan Heavy Industries & Construction Company, Ltd. (A)	14,021	131,324
Doosan Infracore Company, Ltd. (A)	12,806	89,393
DoubleUGames Company, Ltd.	350	17,191
Douzone Bizon Company, Ltd.	941	91,921
Duk San Neolux Company, Ltd. (A)	786	29,544
DY POWER Corp.	1,051	13,467
Easy Bio, Inc. (A)	2,850	16,982
Easy Holdings Company, Ltd. (A)	4,626	18,312
Ecopro Company, Ltd.	797	45,475
Ehwa Technologies Information Company, Ltd. (A)	41,722	7,454
E-MART, Inc.	688	103,306
EM-Tech Company, Ltd. (A)	1,048	14,848
EMW Company, Ltd. (A)(D)	8,120	15,069
ENF Technology Company, Ltd.	543	20,455
Eo Technics Company, Ltd. (A)	333	29,912
Estechpharma Company, Ltd.	422	4,122
43	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Eugene Corp.	3,338	$14,327
Eugene Investment & Securities Company, Ltd. (A)	7,899	26,326
Eugene Technology Company, Ltd.	653	23,615
F&F Company, Ltd. (A)	346	42,759
Feelux Company, Ltd. (A)	1,369	5,302
Fila Holdings Corp.	2,543	90,356
Fine Semitech Corp.	1,087	30,576
Foosung Company, Ltd. (A)	2,863	25,677
Fursys, Inc.	336	8,913
Gabia, Inc. (A)	1,060	13,645
Gamevil, Inc. (A)	325	10,371
Genexine, Inc. (A)	229	19,503
Geumhwa PSC Company, Ltd. (A)	327	8,391
GNCO Company, Ltd. (A)	3,240	2,667
GOLFZON Company, Ltd. (A)	304	16,971
Golfzon Newdin Holdings Company, Ltd. (A)	3,520	18,825
Grand Korea Leisure Company, Ltd. (A)	2,113	29,902
Green Cross Cell Corp.	117	4,255
Green Cross Corp.	186	62,552
Green Cross Holdings Corp.	976	32,119
GS Engineering & Construction Corp.	3,344	108,014
GS Global Corp. (A)	4,428	8,642
GS Holdings Corp.	3,212	111,418
GS Home Shopping, Inc.	189	22,825
GS Retail Company, Ltd.	1,539	49,530
Halla Holdings Corp.	659	24,360
Hana Financial Group, Inc.	7,654	251,408
Hana Micron, Inc. (A)	1,925	18,349
Hana Tour Service, Inc. (A)	594	35,484
Hanall Biopharma Company, Ltd. (A)	1,203	23,551
Hancom, Inc. (A)	1,410	21,849
Handok, Inc.	440	10,828
Handsome Company, Ltd.	592	19,534
Hanil Cement Company, Ltd.	130	13,404
Hanil Holdings Company, Ltd.	1,305	12,645
Hanil Hyundai Cement Company, Ltd.	101	3,471
Hanjin Heavy Industries & Construction Company, Ltd. (A)	3,306	21,392
Hanjin Kal Corp. (A)	358	19,279
Hanjin Transportation Company, Ltd. (A)	574	21,576
Hankook Shell Oil Company, Ltd.	74	16,438
Hankook Tire & Technology Company, Ltd.	4,477	189,374
Hanmi Pharm Company, Ltd. (A)	193	58,765
Hanmi Science Company, Ltd. (A)	370	21,173
Hanmi Semiconductor Company, Ltd.	1,328	26,106
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	44

	Shares	Value
South Korea (continued)
HanmiGlobal Company, Ltd.	473	$4,134
Hanon Systems	6,009	82,411
Hans Biomed Corp. (A)	412	4,241
Hansae Company, Ltd.	698	12,764
Hansae Yes24 Holdings Company, Ltd.	769	4,952
Hanshin Construction Company, Ltd. (A)	985	16,101
Hansol Chemical Company, Ltd.	596	128,990
Hansol Holdings Company, Ltd.	3,396	10,607
Hansol Paper Company, Ltd.	1,635	19,018
Hanssem Company, Ltd.	268	23,667
Hanwha Aerospace Company, Ltd.	1,538	50,422
Hanwha Corp.	1,297	33,762
Hanwha General Insurance Company, Ltd. (A)	6,667	22,399
Hanwha Investment & Securities Company, Ltd. (A)	11,414	28,138
Hanwha Life Insurance Company, Ltd.	25,921	73,767
Hanwha Solutions Corp. (A)	4,210	168,142
Hanyang Eng Company, Ltd.	1,161	16,235
Hanyang Securities Company, Ltd. (A)	2	18
Harim Holdings Company, Ltd.	2,199	16,972
HB Technology Company, Ltd.	4,557	10,359
HDC Hyundai Development Co-Engineering & Construction, Series E	845	20,105
HDC I-Controls Company, Ltd. (A)	262	2,251
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	8,032	30,907
Hite Jinro Company, Ltd. (A)	1,556	47,370
Hitejinro Holdings Company, Ltd. (A)	5	68
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	4,316
HLB Life Science Company, Ltd. (A)	939	15,182
HLB, Inc. (A)	519	31,647
HMM Company, Ltd. (A)	10,849	183,246
Homecast Company, Ltd. (A)	1,134	2,987
Hotel Shilla Company, Ltd.	800	58,099
HS Industries Company, Ltd. (A)	3,265	22,452
HS R&A Company, Ltd. (A)	5,930	19,162
HSD Engine Company, Ltd. (A)	1,919	11,482
Huchems Fine Chemical Corp.	1,256	25,510
Hugel, Inc. (A)	171	26,164
Humasis Company, Ltd. (A)	2,835	14,820
Humax Company, Ltd. (A)	1,565	6,035
Humedix Company, Ltd.	475	9,766
Huons Company, Ltd.	702	34,615
Huons Global Company, Ltd.	630	15,289
Huvis Corp. (A)	1,370	9,827
Huvitz Company, Ltd.	672	4,672
45	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hwa Shin Company, Ltd. (A)	1,306	$5,696
Hy-Lok Corp.	1,026	13,331
Hyosung Advanced Materials Corp. (A)	243	63,071
Hyosung Chemical Corp. (A)	174	35,044
Hyosung Corp.	456	32,447
Hyosung Heavy Industries Corp. (A)	591	37,931
Hyosung TNC Company, Ltd.	189	68,960
Hyundai Bioscience Company, Ltd. (A)	1,208	58,743
Hyundai BNG Steel Company, Ltd.	218	3,949
Hyundai Construction Equipment Company, Ltd. (A)	1,282	42,639
Hyundai Corp.	702	10,807
Hyundai Corp. Holdings, Inc.	587	6,525
Hyundai Department Store Company, Ltd.	380	27,707
Hyundai Electric & Energy System Company, Ltd. (A)	1,095	17,119
Hyundai Elevator Company, Ltd. (A)	946	36,255
Hyundai Engineering & Construction Company, Ltd.	2,493	88,222
Hyundai Glovis Company, Ltd.	1,062	182,225
Hyundai Greenfood Company, Ltd.	3,412	27,484
Hyundai Heavy Industries Holdings Company, Ltd.	230	55,298
Hyundai Home Shopping Network Corp.	441	31,129
Hyundai Livart Furniture Company, Ltd.	1,313	18,879
Hyundai Marine & Fire Insurance Company, Ltd.	5,989	116,487
Hyundai Mipo Dockyard Company, Ltd. (A)	934	44,799
Hyundai Mobis Company, Ltd.	1,189	319,886
Hyundai Motor Company	2,149	452,075
Hyundai Pharmaceutical Company, Ltd.	1,136	7,834
Hyundai Rotem Company, Ltd. (A)	807	14,058
Hyundai Steel Company	2,774	98,339
Hyundai Telecommunication Company, Ltd. (A)	353	2,826
Hyundai Wia Corp.	1,183	80,976
Icure Pharm, Inc. (A)	373	17,365
IHQ, Inc. (A)	4,680	7,886
Il Dong Pharmaceutical Company, Ltd. (A)	2,377	36,212
Iljin Diamond Company, Ltd. (A)	359	14,114
Iljin Materials Company, Ltd. (A)	546	33,843
Ilshin Spinning Company, Ltd.	170	13,062
Ilyang Pharmaceutical Company, Ltd.	639	29,536
iMarketKorea, Inc.	1,567	12,005
Industrial Bank of Korea	10,089	74,647
Innocean Worldwide, Inc.	383	21,041
Innox Advanced Materials Company, Ltd. (A)	779	32,794
Inscobee, Inc. (A)	4,497	11,582
Insun ENT Company, Ltd. (A)	1,874	20,799
Interojo Company, Ltd.	1,104	20,057
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	46

	Shares	Value
South Korea (continued)
Interpark Corp.	2,562	$11,394
INTOPS Company, Ltd.	1,885	50,502
IS Dongseo Company, Ltd. (A)	1,458	69,567
i-SENS, Inc.	526	11,227
ISU Chemical Company, Ltd. (A)	1,487	16,232
IsuPetasys Company, Ltd. (A)	1,131	3,371
It's Hanbul Company, Ltd. (A)	350	8,486
Jahwa Electronics Company, Ltd. (A)	827	11,519
Jayjun Cosmetic Company, Ltd. (A)	1,190	2,358
JB Financial Group Company, Ltd.	11,063	57,355
Jcontentree Corp. (A)	206	8,188
Jeil Savings Bank (A)(D)	1,850	0
JNK Heaters Company, Ltd. (A)	2,389	17,094
Jusung Engineering Company, Ltd. (A)	2,598	23,413
JVM Company, Ltd. (A)	109	3,230
JW Life Science Corp.	981	18,027
JW Pharmaceutical Corp.	614	15,876
JYP Entertainment Corp. (A)	1,091	35,414
Kakao Corp.	294	127,520
Kanglim Company, Ltd. (A)	1,810	2,632
Kangwon Land, Inc. (A)	3,263	70,106
KAON Media Company, Ltd.	356	3,948
KB Financial Group, Inc.	14,219	550,356
KC Company, Ltd.	858	21,155
KC Tech Company, Ltd.	460	10,241
KCC Corp.	194	34,378
KCC Engineering & Construction Company, Ltd.	812	5,877
KCC Glass Corp.	684	26,858
KEC Corp. (A)	7,436	16,494
KEPCO Engineering & Construction Company, Inc. (A)	427	6,638
KEPCO Plant Service & Engineering Company, Ltd. (A)	1,384	33,016
KEYEAST Company, Ltd. (A)	1,106	14,051
KG Eco Technology Service Company, Ltd.	3,755	22,180
Kginicis Company, Ltd.	1,735	28,218
KGMobilians Company, Ltd.	1,431	12,617
KH Vatec Company, Ltd. (A)	1,223	20,519
Kia Motors Corp.	9,604	677,161
KISCO Holdings Company, Ltd.	939	12,368
KIWOOM Securities Company, Ltd. (A)	814	93,190
KMH Company, Ltd. (A)	601	10,862
KMW Company, Ltd. (A)	436	24,065
Koentec Company, Ltd.	2,009	15,612
Koh Young Technology, Inc. (A)	486	44,663
Kolmar BNH Company, Ltd. (A)	589	26,137
47	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Kolmar Korea Company, Ltd. (A)	453	$23,148
Kolmar Korea Holdings Company, Ltd. (A)	571	13,850
Kolon Industries, Inc.	1,191	58,203
KoMiCo, Ltd.	489	25,152
Komipharm International Company, Ltd. (A)	1,886	16,898
Korea Aerospace Industries, Ltd. (A)	1,205	35,463
Korea Alcohol Industrial Company, Ltd.	1,722	19,719
Korea Asset In Trust Company, Ltd.	9,150	31,567
Korea Circuit Company, Ltd. (A)	1,133	14,642
Korea Electric Power Corp.	7,825	157,660
Korea Electric Terminal Company, Ltd.	438	30,920
Korea Gas Corp. (A)	1,625	46,023
Korea Investment Holdings Company, Ltd. (A)	2,507	194,414
Korea Line Corp. (A)	14,200	41,680
Korea Materials & Analysis Corp. (A)	1,090	2,084
Korea Petrochemical Industrial Company, Ltd. (A)	246	79,265
Korea Real Estate Investment & Trust Company, Ltd.	13,600	25,394
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	826	82,098
Korea United Pharm, Inc. (A)	348	16,230
Korea Zinc Company, Ltd.	267	95,598
Korean Air Lines Company, Ltd. (A)	4,932	123,190
Korean Reinsurance Company	5,180	36,194
Kortek Corp.	1,000	8,640
KPM Tech Company, Ltd. (A)	4,649	10,611
KPX Chemical Company, Ltd.	134	7,376
KT Corp.	1,250	28,946
KT Skylife Company, Ltd.	2,656	20,181
KT&G Corp.	3,435	239,094
Kukdo Chemical Company, Ltd. (A)	223	10,962
Kuk-il Paper Manufacturing Company, Ltd. (A)	4,965	18,979
Kumho Industrial Company, Ltd. (A)	1,164	9,043
Kumho Petrochemical Company, Ltd. (A)	1,219	228,397
Kumho Tire Company, Inc. (A)	6,125	21,619
Kwang Dong Pharmaceutical Company, Ltd.	1,959	15,338
Kyeryong Construction Industrial Company, Ltd.	847	21,450
Kyongbo Pharmaceutical Company, Ltd. (A)	455	5,188
Kyung Dong Navien Company, Ltd.	334	15,024
Kyungbang Company, Ltd.	1,157	12,389
Kyungdong Pharm Company, Ltd.	2,246	19,081
Kyung-In Synthetic Corp.	2,070	12,625
L&C Bio Company, Ltd.	662	18,242
L&F Company, Ltd.	744	46,865
Leaders Cosmetics Company, Ltd. (A)	484	1,456
LEENO Industrial, Inc.	515	73,345
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	48

	Shares	Value
South Korea (continued)
LF Corp.	1,828	$25,099
LG Chem, Ltd.	705	520,476
LG Corp.	1,585	132,122
LG Display Company, Ltd.	2,310	46,395
LG Display Company, Ltd., ADR (C)	22,102	220,799
LG Electronics, Inc.	7,138	928,617
LG Hausys, Ltd.	473	30,052
LG HelloVision Company, Ltd.	2,843	11,429
LG Household & Health Care, Ltd.	264	355,426
LG Innotek Company, Ltd.	920	162,566
LG International Corp.	2,319	56,266
LG Uplus Corp.	12,302	128,998
LIG Nex1 Company, Ltd.	395	12,978
Lion Chemtech Company, Ltd.	824	5,700
Lock&Lock Company, Ltd. (A)	920	12,091
Lotte Chemical Corp.	334	94,210
Lotte Chilsung Beverage Company, Ltd. (A)	242	24,670
Lotte Confectionery Company, Ltd.	114	12,562
Lotte Corp.	1,028	30,712
LOTTE Fine Chemical Company, Ltd.	1,260	59,757
Lotte Food Company, Ltd. (A)	33	11,015
LOTTE Himart Company, Ltd.	604	20,118
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	10,866
Lotte Shopping Company, Ltd.	386	40,641
Lotte Tour Development Company, Ltd. (A)	1,613	31,202
LS Corp.	565	35,027
LS Electric Company, Ltd.	999	50,978
Maeil Dairies Company, Ltd.	256	16,264
Maeil Holdings Company, Ltd.	480	3,647
Mando Corp. (A)	2,262	125,548
Mcnex Company, Ltd.	1,165	56,370
Medience Company, Ltd. (A)(D)	476	1,777
Medytox, Inc.	1,338	239,380
Meerecompany, Inc. (A)	737	25,974
MegaStudyEdu Company, Ltd. (A)	785	37,161
Meritz Financial Group, Inc.	3,755	40,833
Meritz Fire & Marine Insurance Company, Ltd.	4,421	63,149
Meritz Securities Company, Ltd.	19,208	64,147
Mirae Asset Daewoo Company, Ltd.	10,763	89,244
Mirae Asset Life Insurance Company, Ltd.	6,888	24,483
Miwon Commercial Company, Ltd.	132	17,742
MK Electron Company, Ltd.	1,581	15,915
Modetour Network, Inc. (A)	724	15,161
Moorim P&P Company, Ltd.	2,438	12,517
49	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Multicampus Company, Ltd.	178	$5,006
MyungMoon Pharm Company, Ltd. (A)	1,061	5,234
Namhae Chemical Corp.	1,084	8,239
Namsun Aluminum Company, Ltd. (A)	5,485	20,299
Naturecell Company, Ltd. (A)	2,434	17,350
NAVER Corp.	1,595	531,010
NCSoft Corp.	348	289,035
NeoPharm Company, Ltd.	409	11,780
Neowiz (A)	886	17,510
NEPES Corp. (A)	1,076	37,753
Netmarble Corp. (B)	311	34,111
New Power Plasma Company, Ltd.	1,100	5,868
Nexen Tire Corp. (A)	4,056	30,345
Next Science Company, Ltd. (A)	4,592	16,406
NextEye Company, Ltd.	397	464
NH Investment & Securities Company, Ltd. (A)	3,814	36,749
NHN Corp. (A)	665	40,833
NHN KCP Corp. (A)	1,094	45,117
NICE Holdings Company, Ltd. (A)	1,125	16,942
Nice Information & Telecommunication, Inc. (A)	598	15,288
NICE Information Service Company, Ltd. (A)	1,825	35,610
NICE Total Cash Management Company, Ltd. (A)	2,194	13,055
Nong Woo Bio Company, Ltd.	564	6,315
NongShim Company, Ltd.	198	48,406
NOROO Paint & Coatings Company, Ltd. (A)	430	3,514
NOVAREX Company, Ltd. (A)	650	22,411
NS Shopping Company, Ltd.	1,780	17,491
OCI Company, Ltd. (A)	554	61,443
Opto Device Technology Company, Ltd.	373	1,837
OptoElectronics Solutions Company, Ltd.	426	17,376
OPTRON-TEC, Inc. (A)	2,457	20,152
Orion Holdings Corp.	1,265	15,457
Osstem Implant Company, Ltd.	379	24,491
Ottogi Corp.	37	18,404
Paik Kwang Industrial Company, Ltd. (A)	3,130	9,979
Pan Ocean Company, Ltd.	9,495	48,252
Paradise Company, Ltd. (A)	1,307	19,970
Partron Company, Ltd.	4,282	42,557
Pearl Abyss Corp. (A)	209	53,805
People & Technology, Inc. (A)	844	19,307
PHARMA RESEARCH PRODUCTS Company, Ltd. (A)	170	8,498
Pharmicell Company, Ltd. (A)	1,235	17,594
PI Advanced Materials Company, Ltd.	558	21,149
PNE Solution Company, Ltd. (A)	529	10,528
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	50

	Shares	Value
South Korea (continued)
Poongsan Corp.	1,263	$41,042
Poongsan Holdings Corp.	609	13,272
POSCO	2,069	513,748
POSCO Chemical Company, Ltd.	635	89,010
Posco ICT Company, Ltd.	4,009	26,657
Posco International Corp.	3,312	65,797
Power Logics Company, Ltd. (A)	1,809	15,578
PSK, Inc.	656	21,626
Pulmuone Company, Ltd.	2,010	30,029
Pyeong Hwa Automotive Company, Ltd. (A)	901	8,685
RFHIC Corp.	538	18,139
S&T Dynamics Company, Ltd.	3,603	22,398
S&T Holdings Company, Ltd.	302	4,697
S&T Motiv Company, Ltd.	643	35,789
S-1 Corp.	1,084	80,009
Sam Chun Dang Pharm Company, Ltd. (A)	567	33,147
Sam Young Electronics Company, Ltd.	1,158	10,905
Sam Yung Trading Company, Ltd.	1,857	23,105
Sambon Electronics Company, Ltd. (A)	1,293	1,412
Sambu Engineering & Construction Company, Ltd. (A)	5,823	19,190
Samchully Company, Ltd. (A)	159	11,860
Samho Development Company, Ltd.	1,773	6,980
Samick THK Company, Ltd.	534	5,811
Samjin Pharmaceutical Company, Ltd.	502	11,387
Sammok S-Form Company, Ltd. (A)	1,048	9,270
SAMPYO Cement Company, Ltd.	2,549	11,038
Samsung Biologics Company, Ltd. (A)(B)	97	64,628
Samsung C&T Corp.	1,486	160,265
Samsung Card Company, Ltd.	1,362	39,886
Samsung Electro-Mechanics Company, Ltd.	2,070	348,250
Samsung Electronics Company, Ltd.	174,352	12,777,503
Samsung Engineering Company, Ltd. (A)	7,831	89,684
Samsung Fire & Marine Insurance Company, Ltd.	1,347	207,086
Samsung Heavy Industries Company, Ltd. (A)	16,315	95,061
Samsung Life Insurance Company, Ltd.	1,324	88,092
Samsung Pharmaceutical Company, Ltd. (A)(C)	3,416	21,858
Samsung SDI Company, Ltd.	432	258,478
Samsung SDS Company, Ltd.	784	135,391
Samsung Securities Company, Ltd.	2,538	82,362
SAMT Company, Ltd. (A)	5,773	13,468
Samwha Capacitor Company, Ltd.	526	31,746
Samyang Corp.	486	23,685
Samyang Foods Company, Ltd.	292	22,615
Samyang Holdings Corp.	435	33,025
51	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Sang-A Frontec Company, Ltd.	430	$17,250
Sangsangin Company, Ltd. (A)	3,162	17,386
Sangsin Energy Display Precision Company, Ltd.	990	12,341
SaraminHR Company, Ltd.	326	8,666
SBS Media Holdings Company, Ltd. (A)	945	1,617
Seah Besteel Corp.	1,593	20,793
SeAH Holdings Corp.	94	6,170
Sebang Company, Ltd.	1,104	14,152
Sebang Global Battery Company, Ltd.	496	39,754
Seegene, Inc.	706	77,841
Sejong Industrial Company, Ltd. (A)	995	8,262
Seobu T&D	4,525	30,743
Seohan Company, Ltd. (A)	9,774	13,031
Seojin System Company, Ltd. (A)	696	25,045
Seoul Semiconductor Company, Ltd.	1,598	28,093
SEOWONINTECH Company, Ltd.	540	3,742
Seoyon E-Hwa Company, Ltd. (A)	105	661
Sewon Cellontech Company, Ltd. (A)	2,245	4,193
SEWOONMEDICAL Company, Ltd.	1,931	11,299
SFA Engineering Corp.	833	31,449
SFA Semicon Company, Ltd. (A)	6,891	53,139
SGC e Tec E&C Company, Ltd.	122	5,501
SGC Energy Company, Ltd.	431	15,041
SH Energy & Chemical Company, Ltd. (A)	2,681	2,228
Shin Heung Energy & Electronics Company, Ltd. (A)	469	18,904
Shin Poong Pharmaceutical Company, Ltd.	207	15,401
Shindaeyang Paper Company, Ltd. (A)	237	13,676
Shinhan Financial Group Company, Ltd.	14,173	412,536
Shinhan Financial Group Company, Ltd., ADR	2,734	79,204
Shinsegae Engineering & Construction Company, Ltd.	261	10,567
Shinsegae International, Inc.	109	18,372
Shinsegae, Inc.	416	98,825
Shinyoung Securities Company, Ltd.	377	18,254
Silicon Works Company, Ltd.	652	37,169
SIMMTECH Company, Ltd.	1,953	41,205
SK Chemicals Company, Ltd.	223	74,524
SK D&D Company, Ltd.	481	14,964
SK Discovery Company, Ltd.	834	48,335
SK Gas, Ltd.	462	37,538
SK Holdings Company, Ltd.	801	186,935
SK Hynix, Inc.	22,693	2,850,353
SK Innovation Company, Ltd. (A)	929	214,906
SK Materials Company, Ltd.	196	53,337
SK Networks Company, Ltd.	9,038	44,684
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	52

	Shares	Value
South Korea (continued)
SK Securities Company, Ltd. (A)	33,889	$24,940
SK Telecom Company, Ltd.	880	192,918
SKC Company, Ltd.	667	69,668
SL Corp. (A)	916	19,277
SM Entertainment Company, Ltd. (A)	668	17,836
S-MAC Company, Ltd. (A)	13,579	17,695
S-Oil Corp. (A)	1,157	87,480
Solus Advanced Materials Company, Ltd.	400	16,043
Songwon Industrial Company, Ltd.	862	14,075
Soulbrain Company, Ltd.	201	55,189
Soulbrain Holdings Company, Ltd. (A)	248	9,669
SPC Samlip Company, Ltd. (A)	232	14,684
Spigen Korea Company, Ltd.	296	15,991
Ssangyong Cement Industrial Company, Ltd.	4,522	26,731
ST Pharm Company, Ltd. (A)	358	24,874
Suheung Company, Ltd.	920	41,786
SundayToz Corp. (A)	201	4,109
Sungshin Cement Company, Ltd. (A)	1,538	10,803
Sungwoo Hitech Company, Ltd.	6,093	35,338
Sunjin Company, Ltd.	1,060	16,797
Sunny Electronics Corp. (A)	1,058	4,004
Suprema, Inc. (A)	225	5,256
SY Company, Ltd. (A)	1,552	5,611
Synopex, Inc. (A)	5,573	19,800
Systems Technology, Inc.	787	13,209
Tae Kyung Industrial Company, Ltd.	604	3,018
Taekwang Industrial Company, Ltd. (A)	45	37,696
Taeyoung Engineering & Construction Company, Ltd.	2,164	22,788
Taihan Electric Wire Company, Ltd. (A)	15,121	13,190
Taihan Fiberoptics Company, Ltd. (A)	3,088	9,187
TechWing, Inc.	1,236	23,815
Telcon RF Pharmaceutical, Inc. (A)	4,241	18,591
Telechips, Inc. (A)	543	8,866
TES Company, Ltd.	818	22,487
Theragen Etex Company, Ltd. (A)	1,048	7,312
TK Chemical Corp. (A)	4,083	11,817
TK Corp. (A)	1,609	10,532
Tokai Carbon Korea Company, Ltd.	315	42,342
Tongyang Life Insurance Company, Ltd.	7,524	27,544
Tongyang, Inc. (A)	13,328	14,733
Tonymoly Company, Ltd. (A)	241	1,776
Top Engineering Company, Ltd. (A)	1,152	9,676
Toptec Company, Ltd.	1,541	17,176
TY Holdings Company, Ltd. (A)	2,086	45,366
53	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Uju Electronics Company, Ltd.	578	$12,244
Union Semiconductor Equipment & Materials Company, Ltd.	2,789	29,728
Value Added Technology Company, Ltd. (A)	533	12,466
Vieworks Company, Ltd.	662	18,661
Webzen, Inc. (A)	1,268	40,633
Wemade Company, Ltd.	620	20,967
Whanin Pharmaceutical Company, Ltd.	637	10,806
WiSoL Company, Ltd. (A)	1,676	20,317
WIZIT Company, Ltd. (A)	3,288	5,009
WONIK CUBE Corp. (A)	1,133	2,119
Wonik Holdings Company, Ltd. (A)	3,450	18,873
WONIK IPS Company, Ltd.	731	32,283
Woori Financial Group, Inc.	11,908	101,409
Woori Investment Bank Company, Ltd.	16,599	9,362
Woori Technology Investment Company, Ltd. (A)	4,705	18,834
Woori Technology, Inc. (A)	3,129	3,322
Woorison F&G Company, Ltd. (A)	2,437	4,602
Woory Industrial Company, Ltd.	508	10,984
Y G-1 Company, Ltd.	2,396	12,994
YG Entertainment, Inc. (A)	319	12,963
YJM Games Company, Ltd. (A)	1,588	2,863
Young Poong Corp.	45	24,794
Youngone Corp.	961	35,817
Youngone Holdings Company, Ltd. (A)	879	31,907
Yuanta Securities Korea Company, Ltd. (A)	8,310	22,545
Yuhan Corp.	829	45,683
YuHwa Securities Company, Ltd. (A)	10,955	21,968
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	20,338
Zeus Company, Ltd.	624	16,090
Spain 0.0%		35,981
AmRest Holdings SE (A)	4,225	35,981
Taiwan 16.2%		43,677,469
Ability Enterprise Company, Ltd.	24,782	13,429
Ability Opto-Electronics Technology Company, Ltd. (A)	6,753	9,056
Accton Technology Corp.	19,796	186,422
Acer, Inc. (C)	116,510	112,230
Acter Group Corp., Ltd.	3,697	26,392
Advanced Ceramic X Corp.	2,000	35,038
Advanced Optoelectronic Technology, Inc. (A)	9,000	10,378
Advantech Company, Ltd.	9,738	126,637
Aerospace Industrial Development Corp.	27,000	29,337
AGV Products Corp. (A)	47,000	14,938
Alchip Technologies, Ltd.	4,000	126,848
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	54

	Shares	Value
Taiwan (continued)
Alltek Technology Corp.	9,999	$8,720
Altek Corp.	20,000	25,506
Amazing Microelectronic Corp.	740	2,800
AMPOC Far-East Company, Ltd.	7,000	8,856
Apex Biotechnology Corp.	8,060	6,724
Apex International Company, Ltd.	9,000	22,996
Arcadyan Technology Corp.	8,898	30,144
Ardentec Corp.	31,363	51,660
ASE Technology Holding Company, Ltd., ADR	85,373	646,274
Asia Cement Corp.	91,608	140,115
Asia Optical Company, Inc.	9,710	32,051
Asia Pacific Telecom Company, Ltd. (A)	116,666	40,809
Asia Polymer Corp.	33,779	27,321
Asia Vital Components Company, Ltd.	19,667	46,839
ASMedia Technology, Inc.	1,260	76,819
ASPEED Technology, Inc.	1,000	63,030
Asustek Computer, Inc.	11,528	125,716
Aten International Company, Ltd.	8,000	25,244
AU Optronics Corp. (A)	279,000	189,271
Aurora Corp.	4,600	14,388
AVY Precision Technology, Inc.	11,089	10,599
Bank of Kaohsiung Company, Ltd.	41,079	14,570
Basso Industry Corp.	8,700	14,383
BenQ Materials Corp.	19,000	20,787
BES Engineering Corp.	98,200	32,036
Biostar Microtech International Corp. (A)	6,000	3,811
Bioteque Corp.	6,000	27,685
Brighton-Best International Taiwan, Inc. (A)	19,817	19,586
Capital Futures Corp.	11,079	15,128
Capital Securities Corp.	105,826	53,580
Career Technology MFG. Company, Ltd.	29,599	38,112
Caswell, Inc.	3,000	12,691
Catcher Technology Company, Ltd.	31,000	213,416
Cathay Financial Holding Company, Ltd.	261,161	393,041
Cathay Real Estate Development Company, Ltd.	41,000	28,613
Celxpert Energy Corp.	8,000	14,650
Center Laboratories, Inc. (A)	15,000	36,328
Chailease Holding Company, Ltd.	51,372	317,287
Champion Building Materials Company, Ltd. (A)	33,852	9,923
Chang Hwa Commercial Bank, Ltd.	104,695	64,141
Chang Wah Electromaterials, Inc. (C)	29,090	43,707
Channel Well Technology Company, Ltd.	21,000	42,970
Charoen Pokphand Enterprise	11,465	29,851
CHC Healthcare Group	12,000	15,840
55	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Cheng Loong Corp.	51,480	$57,908
Cheng Mei Materials Technology Corp. (A)	46,050	19,006
Cheng Shin Rubber Industry Company, Ltd.	78,031	120,759
Cheng Uei Precision Industry Company, Ltd.	27,335	46,027
Chia Chang Company, Ltd.	10,000	13,848
Chia Hsin Cement Corp.	62,089	39,217
Chicony Electronics Company, Ltd.	34,455	115,923
Chicony Power Technology Company, Ltd.	16,305	46,196
Chief Telecom, Inc.	2,000	21,579
Chilisin Electronics Corp.	8,270	33,212
China Airlines, Ltd. (A)	255,820	128,534
China Bills Finance Corp.	82,000	44,299
China Chemical & Pharmaceutical Company, Ltd.	24,000	19,597
China Development Financial Holding Corp.	292,531	97,653
China Electric Manufacturing Corp.	37,980	17,858
China General Plastics Corp.	25,039	26,560
China Life Insurance Company, Ltd.	17,623	14,350
China Man-Made Fiber Corp. (A)	56,732	19,753
China Metal Products Company, Ltd.	14,966	17,200
China Motor Corp. (A)	17,162	29,595
China Petrochemical Development Corp.	210,047	80,998
China Steel Chemical Corp.	11,000	40,854
China Steel Corp.	549,038	487,280
China Steel Structure Company, Ltd.	7,000	8,661
Ching Feng Home Fashions Company, Ltd.	11,000	11,056
Chin-Poon Industrial Company, Ltd.	28,642	34,879
Chipbond Technology Corp.	42,000	111,781
ChipMOS Technologies, Inc.	51,638	69,824
Chong Hong Construction Company, Ltd.	12,024	35,354
Chroma ATE, Inc.	12,440	91,299
Chun YU Works & Company, Ltd.	75,000	51,017
Chun Yuan Steel Industry Company, Ltd.	7,381	3,587
Chung Hung Steel Corp. (A)	91,226	56,956
Chunghwa Telecom Company, Ltd.	83,000	326,088
Cleanaway Company, Ltd.	6,000	34,883
Clevo Company (A)	34,120	36,715
CMC Magnetics Corp.	72,201	21,365
Compal Electronics, Inc.	247,895	197,445
Compeq Manufacturing Company, Ltd.	74,000	116,969
Concraft Holding Company, Ltd.	5,717	16,894
Continental Holdings Corp.	48,950	38,564
Contrel Technology Company, Ltd.	18,000	9,954
Coremax Corp.	3,865	10,193
Coretronic Corp.	29,000	49,967
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	56

	Shares	Value
Taiwan (continued)
CTBC Financial Holding Company, Ltd.	671,967	$482,431
CTCI Corp.	32,000	41,918
Cub Elecparts, Inc.	4,039	28,370
CyberPower Systems, Inc.	4,000	11,887
Cypress Technology Company, Ltd.	5,072	9,920
Darwin Precisions Corp. (A)	39,894	20,311
Daxin Materials Corp.	6,000	19,575
Delta Electronics, Inc.	31,253	314,568
Depo Auto Parts Industrial Company, Ltd.	17,000	36,663
D-Link Corp. (A)	46,657	40,944
Dynapack International Technology Corp.	10,000	39,126
E Ink Holdings, Inc.	33,000	59,818
E.Sun Financial Holding Company, Ltd. (C)	461,006	418,126
Eastern Media International Corp.	31,931	19,259
Eclat Textile Company, Ltd.	8,532	131,456
ECOVE Environment Corp.	4,000	31,348
Egis Technology, Inc.	4,000	22,198
Elan Microelectronics Corp.	16,400	101,163
E-LIFE MALL Corp.	6,000	16,435
Elite Advanced Laser Corp.	9,000	20,239
Elite Material Company, Ltd.	13,831	83,823
Elite Semiconductor Microelectronics Technology, Inc.	18,000	58,995
eMemory Technology, Inc.	3,000	87,679
Ennostar, Inc. (A)	42,605	131,245
EnTie Commercial Bank Company, Ltd.	123,000	65,779
Eson Precision Ind Company, Ltd.	10,000	23,553
Eternal Materials Company, Ltd.	49,966	64,591
Etron Technology, Inc. (A)	4,104	3,386
Eurocharm Holdings Company, Ltd.	3,000	14,262
Eva Airways Corp.	176,332	99,919
Everest Textile Company, Ltd. (A)	53,492	15,584
Evergreen International Storage & Transport Corp.	35,320	21,603
Evergreen Marine Corp. Taiwan, Ltd. (A)	157,182	214,071
Everlight Chemical Industrial Corp.	61,748	37,135
Everlight Electronics Company, Ltd.	29,000	45,712
Excelsior Medical Company, Ltd.	10,760	21,472
Far Eastern Department Stores, Ltd.	79,558	65,103
Far Eastern International Bank	156,420	59,802
Far Eastern New Century Corp.	154,878	160,902
Far EasTone Telecommunications Company, Ltd.	63,000	139,614
Faraday Technology Corp.	15,751	29,943
Farglory Land Development Company, Ltd.	20,526	39,486
Federal Corp. (A)	44,137	27,232
Feng Hsin Steel Company, Ltd.	24,000	60,899
57	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Feng TAY Enterprise Company, Ltd.	11,494	$76,698
First Financial Holding Company, Ltd.	179,947	134,596
First Hotel	14,923	7,417
First Steamship Company, Ltd.	51,479	18,650
FLEXium Interconnect, Inc.	19,352	87,458
Flytech Technology Company, Ltd.	6,125	13,385
Formosa Advanced Technologies Company, Ltd.	20,000	27,261
Formosa Chemicals & Fibre Corp.	55,440	171,073
Formosa Petrochemical Corp.	19,000	68,160
Formosa Plastics Corp.	46,880	163,960
Formosa Sumco Technology Corp.	5,000	26,897
Formosa Taffeta Company, Ltd.	29,000	31,571
Formosan Rubber Group, Inc.	18,180	15,724
Formosan Union Chemical	52,566	27,423
Founding Construction & Development Company, Ltd.	49,908	29,210
Foxconn Technology Company, Ltd.	30,617	76,874
Foxsemicon Integrated Technology, Inc.	2,427	20,981
Fubon Financial Holding Company, Ltd.	206,422	369,672
Fulgent Sun International Holding Company, Ltd.	9,112	36,927
Fulltech Fiber Glass Corp. (A)	33,357	18,509
G Shank Enterprise Company, Ltd.	16,562	18,311
GEM Services, Inc.	8,580	24,409
Gemtek Technology Corp. (A)	26,496	29,466
General Interface Solution Holding, Ltd.	14,000	55,982
Genius Electronic Optical Company, Ltd. (C)	4,952	87,708
GeoVision, Inc. (A)	1,703	1,699
Getac Technology Corp.	20,000	40,870
Giant Manufacturing Company, Ltd.	11,000	110,944
Gigabyte Technology Company, Ltd.	17,719	55,316
Ginko International Company, Ltd.	3,150	15,944
Global Brands Manufacture, Ltd.	26,611	26,805
Global Lighting Technologies, Inc.	7,000	25,747
Global Mixed Mode Technology, Inc.	2,000	14,072
Global PMX Company, Ltd.	4,000	26,947
Global Unichip Corp.	5,000	80,517
Globalwafers Company, Ltd.	9,000	238,962
Globe Union Industrial Corp.	27,450	15,713
Gloria Material Technology Corp.	41,300	25,379
Goldsun Building Materials Company, Ltd.	52,208	46,085
Gourmet Master Company, Ltd.	7,494	41,533
Grand Ocean Retail Group, Ltd.	10,000	7,323
Grand Pacific Petrochemical (A)	48,000	41,064
Grape King Bio, Ltd.	7,000	45,506
Great Taipei Gas Company, Ltd.	25,000	29,966
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	58

	Shares	Value
Taiwan (continued)
Great Wall Enterprise Company, Ltd.	35,307	$63,397
Greatek Electronics, Inc.	20,000	50,950
Hannstar Board Corp.	23,213	38,437
HannStar Display Corp.	120,980	57,239
HannsTouch Solution, Inc.	53,514	20,060
Hey Song Corp.	38,250	45,315
Highwealth Construction Corp.	39,446	64,006
Hitron Technology, Inc.	8,267	6,973
Hiwin Technologies Corp.	9,673	138,537
Ho Tung Chemical Corp. (A)	55,773	18,879
Holtek Semiconductor, Inc.	12,000	37,717
Holy Stone Enterprise Company, Ltd.	7,000	30,006
Hon Hai Precision Industry Company, Ltd.	197,352	792,812
Hota Industrial Manufacturing Company, Ltd.	13,309	55,277
Hotai Finance Company, Ltd.	4,000	11,488
Hotai Motor Company, Ltd.	9,000	190,740
HTC Corp. (A)	26,700	27,799
Hua Nan Financial Holdings Company, Ltd.	168,988	110,069
Huaku Development Company, Ltd.	12,353	39,074
Hung Ching Development & Construction Company, Ltd.	2,000	1,450
Hwa Fong Rubber Industrial Company, Ltd. (A)	24,324	10,607
Ibase Technology, Inc.	10,000	13,269
IBF Financial Holdings Company, Ltd.	137,719	68,733
Innodisk Corp.	6,600	38,724
Innolux Corp. (A)	298,219	181,748
Inpaq Technology Company, Ltd.	6,650	16,938
Intai Technology Corp.	3,600	11,787
Integrated Service Technology, Inc.	11,000	20,638
International CSRC Investment Holdings Company	55,797	52,843
International Games System Company, Ltd.	3,000	89,129
Inventec Corp.	117,705	104,757
ITEQ Corp.	12,626	65,177
Jarllytec Company, Ltd.	6,000	16,331
Jih Lin Technology Company, Ltd.	5,000	12,948
Jih Sun Financial Holdings Company, Ltd.	97,408	44,062
Jinli Group Holdings, Ltd.	12,367	3,817
Jourdeness Group, Ltd.	3,000	9,762
Kaimei Electronic Corp.	2,865	13,358
KEE TAI Properties Company, Ltd.	24,973	8,911
Kenda Rubber Industrial Company, Ltd.	40,947	52,016
Kerry TJ Logistics Company, Ltd.	21,000	31,993
Kindom Development Company, Ltd.	23,000	29,828
King Slide Works Company, Ltd.	2,000	23,031
King Yuan Electronics Company, Ltd.	104,762	149,694
59	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
King's Town Bank Company, Ltd.	52,000	$73,181
King's Town Construction Company, Ltd. (A)	9,514	12,128
Kinko Optical Company, Ltd. (A)	10,000	13,057
Kinpo Electronics, Inc.	52,724	24,311
Kinsus Interconnect Technology Corp.	18,000	62,011
KMC Kuei Meng International, Inc.	4,150	28,874
Kung Long Batteries Industrial Company, Ltd.	5,000	25,566
Kwong Lung Enterprise Company, Ltd.	7,000	9,839
LandMark Optoelectronics Corp.	4,000	40,880
Lanner Electronics, Inc.	7,422	17,691
Largan Precision Company, Ltd. (C)	3,000	354,580
Lealea Enterprise Company, Ltd. (A)	54,863	23,622
Li Cheng Enterprise Company, Ltd.	12,071	11,637
Lida Holdings, Ltd.	4,640	5,733
Lien Hwa Industrial Holdings Corp.	25,827	39,149
Lingsen Precision Industries, Ltd. (A)	43,101	24,821
Lite-On Technology Corp.	103,250	220,054
Longchen Paper & Packaging Company, Ltd.	46,265	40,668
Longwell Company	12,000	24,320
Lotes Company, Ltd.	5,139	95,623
Lotus Pharmaceutical Company, Ltd. (A)	9,000	24,710
Lumax International Corp., Ltd.	6,855	17,242
Machvision, Inc.	79	820
Macronix International	96,706	163,647
Makalot Industrial Company, Ltd.	13,253	96,789
Materials Analysis Technology, Inc.	5,810	22,085
MediaTek, Inc.	21,000	674,029
Mega Financial Holding Company, Ltd.	204,531	214,398
Mercuries & Associates Holding, Ltd.	40,092	29,919
Mercuries Life Insurance Company, Ltd. (A)	66,927	20,141
Merida Industry Company, Ltd.	5,162	52,842
Micro-Star International Company, Ltd.	25,488	136,324
Mildef Crete, Inc.	4,000	7,497
Mirle Automation Corp.	15,000	24,111
Mitac Holdings Corp.	59,448	65,979
momo.com, Inc.	1,000	34,690
MPI Corp.	7,000	29,638
Nak Sealing Technologies Corp.	5,000	15,944
Namchow Holdings Company, Ltd.	12,000	19,883
Nan Kang Rubber Tire Company, Ltd.	23,711	35,564
Nan Ya Plastics Corp.	77,860	203,069
Nan Ya Printed Circuit Board Corp.	8,930	95,754
Nantex Industry Company, Ltd.	21,039	48,542
Nanya Technology Corp.	48,985	169,345
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	60

	Shares	Value
Taiwan (continued)
National Petroleum Company, Ltd.	17,000	$31,245
New Era Electronics Company, Ltd.	9,000	6,916
Nichidenbo Corp.	13,477	25,577
Nidec Chaun-Choung Technology Corp.	4,000	31,077
Nien Made Enterprise Company, Ltd.	8,000	111,982
Novatek Microelectronics Corp.	21,000	357,572
Nuvoton Technology Corp.	15,888	26,976
O-Bank Company, Ltd.	168,562	41,547
Oneness Biotech Company, Ltd. (A)	3,000	28,057
OptoTech Corp. (A)	23,033	20,895
Orient Semiconductor Electronics, Ltd.	30,000	19,225
Oriental Union Chemical Corp.	36,300	27,567
Pacific Construction Company (A)	85,002	30,078
Pacific Hospital Supply Company, Ltd.	5,498	13,778
Pan-International Industrial Corp.	35,443	54,228
Parade Technologies, Ltd.	2,000	85,050
PChome Online, Inc.	7,000	20,692
PCL Technologies, Inc.	3,282	12,412
Pegatron Corp.	73,321	196,240
Pegavision Corp.	3,000	29,255
Pharmally International Holding Company, Ltd. (A)(D)	3,533	7,180
Phison Electronics Corp.	5,000	82,348
Polytronics Technology Corp.	4,188	18,569
Pou Chen Corp.	115,448	125,108
Powertech Technology, Inc.	51,000	182,865
Poya International Company, Ltd.	2,866	64,450
President Chain Store Corp.	19,000	178,599
President Securities Corp.	73,380	54,439
Primax Electronics, Ltd.	28,000	61,259
Prince Housing & Development Corp.	67,943	28,045
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	13,000	16,983
Qisda Corp.	99,440	109,043
Quang Viet Enterprise Company, Ltd.	5,000	20,360
Quanta Computer, Inc.	80,000	244,017
Quanta Storage, Inc.	14,000	20,320
Radiant Opto-Electronics Corp.	27,343	117,208
Radium Life Tech Company, Ltd.	42,476	16,957
Realtek Semiconductor Corp.	12,706	209,634
Rechi Precision Company, Ltd.	28,038	20,887
Rich Development Company, Ltd.	36,000	13,693
Ritek Corp. (A)	58,707	22,011
Roo Hsing Company, Ltd. (A)	43,000	15,324
Ruentex Development Company, Ltd.	55,360	82,911
61	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Ruentex Industries, Ltd.	25,280	$67,957
Sampo Corp.	16,197	15,549
San Fang Chemical Industry Company, Ltd.	26,012	19,558
San Far Property, Ltd.	21,723	12,712
Sanyang Motor Company, Ltd.	19,389	22,103
SCI Pharmtech, Inc.	4,000	13,166
ScinoPharm Taiwan, Ltd.	22,000	20,395
SDI Corp.	9,000	28,644
Sercomm Corp.	17,000	44,425
Sheng Yu Steel Company, Ltd.	12,000	9,440
Shihlin Electric & Engineering Corp.	21,213	37,075
Shin Hai Gas Corp.	2,491	4,298
Shin Kong Financial Holding Company, Ltd.	233,994	69,491
Shin Zu Shing Company, Ltd.	9,301	43,038
Shining Building Business Company, Ltd. (A)	29,397	15,537
Shinkong Insurance Company, Ltd.	17,000	23,351
Shinkong Synthetic Fibers Corp.	77,287	40,367
Shinkong Textile Company, Ltd.	45,000	65,443
Shiny Chemical Industrial Company, Ltd.	9,544	37,180
Sigurd Microelectronics Corp.	30,842	55,983
Silicon Integrated Systems Corp.	58,078	35,711
Simplo Technology Company, Ltd.	6,520	87,582
Sinbon Electronics Company, Ltd.	11,043	106,579
Sincere Navigation Corp.	31,930	22,902
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	34,000	203,793
SinoPac Financial Holdings Company, Ltd.	252,419	105,547
Sinyi Realty, Inc.	17,628	18,349
Sirtec International Company, Ltd.	9,600	9,450
Sitronix Technology Corp.	5,000	34,682
Solomon Technology Corp.	11,000	7,204
Sonix Technology Company, Ltd.	7,000	21,259
Southeast Cement Company, Ltd.	70,000	41,344
Sporton International, Inc.	2,794	25,066
St. Shine Optical Company, Ltd.	4,000	40,556
Standard Foods Corp.	26,221	51,715
Sunny Friend Environmental Technology Company, Ltd.	5,000	39,745
Sunplus Technology Company, Ltd. (A)	28,000	25,841
Supreme Electronics Company, Ltd.	22,890	31,912
Sweeten Real Estate Development Company, Ltd.	31,928	24,838
Synnex Technology International Corp.	36,188	64,055
Systex Corp.	9,000	27,711
TA Chen Stainless Pipe	60,054	67,172
Taichung Commercial Bank Company, Ltd.	198,642	79,169
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	62

	Shares	Value
Taiwan (continued)
TaiDoc Technology Corp.	4,000	$28,178
Tainan Spinning Company, Ltd.	85,397	45,793
Taishin Financial Holding Company, Ltd.	172,386	80,071
Taita Chemical Company, Ltd.	18,910	23,638
Taiwan Business Bank	172,574	58,635
Taiwan Cement Corp.	236,296	356,062
Taiwan Cogeneration Corp.	30,137	41,967
Taiwan Cooperative Financial Holding Company, Ltd.	195,702	140,115
Taiwan FamilyMart Company, Ltd.	2,000	18,597
Taiwan Fertilizer Company, Ltd.	44,000	84,321
Taiwan Fire & Marine Insurance Company, Ltd.	20,000	14,816
Taiwan FU Hsing Industrial Company, Ltd.	21,000	33,354
Taiwan Glass Industry Corp. (A)	84,894	60,906
Taiwan High Speed Rail Corp.	66,000	71,440
Taiwan Hon Chuan Enterprise Company, Ltd.	20,329	46,320
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)	58,353	14,648
Taiwan Mobile Company, Ltd. (C)	57,700	201,102
Taiwan Navigation Company, Ltd.	21,000	15,072
Taiwan Paiho, Ltd.	15,342	45,791
Taiwan PCB Techvest Company, Ltd.	14,000	24,404
Taiwan Secom Company, Ltd.	21,430	67,202
Taiwan Semiconductor Company, Ltd.	16,000	32,207
Taiwan Semiconductor Manufacturing Company, Ltd.	598,000	13,064,528
Taiwan Shin Kong Security Company, Ltd.	26,724	36,266
Taiwan Styrene Monomer	36,821	24,090
Taiwan Surface Mounting Technology Corp.	14,636	61,139
Taiwan TEA Corp. (A)	43,723	26,526
Taiwan Union Technology Corp.	15,000	63,451
Tatung Company, Ltd. (A)	45,526	45,685
TCI Company, Ltd.	6,977	52,994
Te Chang Construction Company, Ltd.	6,282	6,820
Teco Electric & Machinery Company, Ltd.	56,109	61,091
Test Rite International Company, Ltd. (A)	17,549	16,090
The Ambassador Hotel (A)	17,000	18,795
The Shanghai Commercial & Savings Bank, Ltd.	36,000	51,531
Ton Yi Industrial Corp. (A)	77,000	30,225
Tong Hsing Electronic Industries, Ltd.	10,913	83,939
Tong Yang Industry Company, Ltd.	26,043	34,507
Tong-Tai Machine & Tool Company, Ltd.	18,590	10,078
TOPBI International Holdings, Ltd.	10,883	5,225
Topco Scientific Company, Ltd.	10,048	43,976
Topco Technologies Corp.	5,248	13,187
Topkey Corp.	5,000	28,516
63	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Topoint Technology Company, Ltd.	17,223	$18,291
TPK Holding Company, Ltd. (A)	23,000	41,449
Transcend Information, Inc.	10,000	23,466
Tripod Technology Corp.	23,770	118,151
Tsann Kuen Enterprise Company, Ltd.	12,220	8,989
TSC Auto ID Technology Company, Ltd.	3,190	22,315
TSRC Corp.	42,706	42,122
Ttet Union Corp.	4,000	18,967
TTY Biopharm Company, Ltd.	10,094	23,757
Tung Ho Steel Enterprise Corp.	60,138	77,781
TXC Corp.	16,659	58,851
TYC Brother Industrial Company, Ltd.	16,531	14,300
Tycoons Group Enterprise (A)	53,869	13,629
Tyntek Corp.	21,000	17,057
Ultra Chip, Inc.	4,100	7,647
U-Ming Marine Transport Corp.	31,000	38,498
Unimicron Technology Corp.	61,855	216,190
Union Bank of Taiwan	111,760	42,925
Uni-President Enterprises Corp.	162,803	392,070
Unitech Computer Company, Ltd.	10,039	9,545
Unitech Printed Circuit Board Corp.	40,326	30,094
United Integrated Services Company, Ltd.	8,200	69,674
United Microelectronics Corp.	345,468	673,582
United Orthopedic Corp.	10,836	12,974
United Renewable Energy Company, Ltd. (A)	83,642	42,482
Universal Cement Corp.	20,819	16,289
Universal Microwave Technology, Inc.	3,734	10,397
Universal Vision Biotechnology Company, Ltd.	3,000	26,091
Unizyx Holding Corp. (A)	32,000	42,478
UPC Technology Corp.	56,164	37,151
USI Corp.	60,318	47,945
Utechzone Company, Ltd.	4,000	8,301
Vanguard International Semiconductor Corp.	31,000	128,949
Ve Wong Corp.	9,450	12,333
Visual Photonics Epitaxy Company, Ltd.	9,275	35,414
Voltronic Power Technology Corp.	3,360	139,318
Wafer Works Corp.	37,000	59,459
Wah Lee Industrial Corp.	8,000	23,100
Walsin Lihwa Corp.	111,000	74,049
Walsin Technology Corp.	14,805	134,766
Walton Advanced Engineering, Inc. (A)	35,000	17,201
Wan Hai Lines, Ltd.	36,216	62,294
WAN HWA Enterprise Company	2,975	1,293
Weikeng Industrial Company, Ltd.	46,137	32,271
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	64

	Shares	Value
Taiwan (continued)
Win Semiconductors Corp.	12,582	$171,685
Winbond Electronics Corp.	168,519	184,491
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd. (A)	30,372	30,354
Wistron Corp.	163,382	187,617
Wistron NeWeb Corp.	13,483	36,902
Wiwynn Corp.	3,000	86,480
Wowprime Corp.	5,000	28,626
WPG Holdings, Ltd.	90,779	147,728
WT Microelectronics Company, Ltd.	17,497	28,094
WUS Printed Circuit Company, Ltd.	17,334	19,473
Xxentria Technology Materials Corp.	6,124	13,764
Yageo Corp.	8,284	176,108
Yang Ming Marine Transport Corp. (A)	73,613	76,631
Yem Chio Company, Ltd. (A)	40,084	22,146
YFY, Inc.	105,614	103,220
Yieh Phui Enterprise Company, Ltd. (A)	77,896	36,749
Youngtek Electronics Corp.	9,058	20,440
Yuanta Financial Holding Company, Ltd.	319,663	243,762
Yulon Finance Corp.	10,340	39,165
Yulon Motor Company, Ltd. (A)	36,810	54,984
Yungtay Engineering Company, Ltd.	6,000	12,663
Zeng Hsing Industrial Company, Ltd.	4,232	22,800
Zenitron Corp.	21,000	17,785
Zero One Technology Company, Ltd.	9,000	14,077
Zhen Ding Technology Holding, Ltd.	29,050	125,006
Zinwell Corp. (A)	28,000	18,490
ZongTai Real Estate Development Company, Ltd.	16,000	22,881
Thailand 2.4%		6,448,399
AAPICO Hitech PCL (A)	11,700	7,534
Advanced Info Service PCL	31,491	171,760
AEON Thana Sinsap Thailand PCL, NVDR	5,300	34,310
Airports of Thailand PCL	89,200	186,151
Allianz Ayudhya Capital PCL	12,100	13,433
Amata Corp. PCL	40,900	23,916
Ananda Development PCL	153,600	9,106
AP Thailand PCL	139,778	33,627
Asia Aviation PCL, NVDR (A)	182,700	15,630
B Grimm Power PCL	31,000	48,630
Bangchak Corp. PCL	47,400	45,458
Bangkok Airways PCL	63,400	15,930
Bangkok Bank PCL	5,505	21,978
Bangkok Chain Hospital PCL	73,725	33,373
65	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Bangkok Dusit Medical Services PCL	266,700	$175,230
Bangkok Expressway & Metro PCL	242,825	63,301
Bangkok Insurance PCL	6,570	59,001
Bangkok Land PCL	927,800	32,383
Bangkok Life Assurance PCL, NVDR	48,860	40,068
Banpu PCL	257,600	96,497
Banpu Power PCL	31,100	19,304
BCPG PCL	40,400	19,612
BEC World PCL (A)	97,000	27,909
Berli Jucker PCL	47,600	58,163
Better World Green PCL (A)	256,000	4,186
BTS Group Holdings PCL	100,400	31,062
Bumrungrad Hospital PCL	16,200	67,456
Cal-Comp Electronics Thailand PCL	251,700	19,566
Carabao Group PCL	8,300	37,624
Central Pattana PCL	61,400	105,673
Central Plaza Hotel PCL (A)	26,800	29,106
Central Retail Corp. PCL (A)	29,700	32,411
CH Karnchang PCL	59,423	30,181
Charoen Pokphand Foods PCL	155,633	146,955
Chularat Hospital PCL	433,000	37,143
CIMB Thai Bank PCL	279,200	5,439
CK Power PCL	124,400	17,461
Com7 PCL	21,900	36,577
CP ALL PCL (A)	149,300	292,546
Delta Electronics Thailand PCL	6,800	88,248
Dhipaya Insurance PCL	47,100	44,697
Dohome PCL	35,200	23,070
Dynasty Ceramic PCL	351,500	27,624
Eastern Polymer Group PCL	43,500	14,176
Eastern Water Resources Development & Management PCL	84,800	26,097
Electricity Generating PCL	10,100	55,789
Energy Absolute PCL	43,100	87,735
GFPT PCL	38,500	14,998
Global Power Synergy PCL	25,782	63,443
GMM Grammy PCL	60,740	18,456
Group Lease PCL, NVDR (A)	54,000	1,621
Gunkul Engineering PCL	209,600	18,619
Hana Microelectronics PCL	30,200	49,541
Home Product Center PCL	187,212	81,072
Indorama Ventures PCL	35,500	45,754
Intouch Holdings PCL	28,300	51,734
IRPC PCL	258,800	29,694
Italian-Thai Development PCL (A)	498,176	18,279
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	66

	Shares	Value
Thailand (continued)
Jasmine International PCL	321,338	$32,159
JMT Network Services PCL	10,000	13,276
Kang Yong Electric PCL	130	1,741
Karmarts PCL	68,500	9,088
Kasikornbank PCL	28,900	132,816
KCE Electronics PCL	30,300	53,556
KGI Securities Thailand PCL	114,400	15,889
Khon Kaen Sugar Industry PCL	152,300	16,513
Kiatnakin Phatra Bank PCL	18,000	34,907
Krung Thai Bank PCL	88,450	34,610
Krungthai Card PCL	40,000	83,109
Lam Soon Thailand PCL	33,200	5,474
Land & Houses PCL	190,300	49,138
LH Financial Group PCL	157,800	5,710
LPN Development PCL	58,200	8,927
MBK PCL	62,608	28,898
Mega Lifesciences PCL	23,300	30,252
Minor International PCL (A)	160,040	157,877
MK Restaurants Group PCL	19,500	35,894
Muang Thai Insurance PCL	2,600	7,439
Muangthai Capital PCL (A)	24,600	52,370
Namyong Terminal PCL	75,400	10,002
Origin Property PCL	97,750	22,367
PCS Machine Group Holding PCL	93,600	15,264
Plan B Media PCL	115,800	25,297
Power Solution Technologies PCL	176,000	9,626
Precious Shipping PCL (A)	65,500	23,381
Prima Marine PCL	49,900	12,940
Property Perfect PCL	938,520	11,951
Pruksa Holding PCL	55,600	23,435
PTG Energy PCL	64,500	40,791
PTT Exploration & Production PCL	74,328	277,397
PTT Global Chemical PCL	33,592	68,616
PTT PCL	282,900	369,092
Pylon PCL	52,000	6,572
Quality Houses PCL	489,271	37,913
Raimon Land PCL (A)	304,600	6,308
Rajthanee Hospital PCL	15,900	13,250
Ratch Group PCL	21,600	36,405
Ratchthani Leasing PCL	163,218	21,848
Rojana Industrial Park PCL	98,600	15,541
RS PCL	31,900	26,493
Sabina PCL	12,700	8,093
Saha-Union PCL	53,300	58,582
67	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Samart Corp. PCL	27,900	$5,829
Sansiri PCL	773,509	21,561
SC Asset Corp. PCL	163,193	15,585
SEAFCO PCL (C)	64,500	9,339
Sermsang Power Corp. Company, Ltd.	21,000	11,443
Siam City Cement PCL	2,541	13,160
Siam Future Development PCL	149,451	25,375
Siam Global House PCL	65,118	43,692
Siamgas & Petrochemicals PCL	54,100	19,549
Singha Estate PCL	157,900	8,641
Sino-Thai Engineering & Construction PCL	50,900	19,805
SNC Former PCL	29,400	12,695
Somboon Advance Technology PCL	19,007	11,572
SPCG PCL	38,800	25,283
Sri Trang Agro-Industry PCL	72,700	127,692
Srisawad Corp. PCL	28,800	59,350
Star Petroleum Refining PCL	119,000	38,120
STP & I PCL	122,600	14,084
Supalai PCL	77,450	51,206
Super Energy Corp. PCL (A)	1,382,000	42,004
Taokaenoi Food & Marketing PCL	45,400	14,782
Thai Oil PCL	41,300	79,188
Thai Stanley Electric PCL	4,900	29,055
Thai Union Group PCL	107,300	49,395
Thai Vegetable Oil PCL	23,500	26,410
Thai Wah PCL	59,300	8,247
Thaicom PCL	15,900	4,715
Thaifoods Group PCL	112,700	18,649
The Erawan Group PCL	96,000	12,902
The Siam Cement PCL	17,450	210,043
The Siam Commercial Bank PCL	23,631	79,286
Thoresen Thai Agencies PCL	46,900	11,148
Tipco Asphalt PCL, NVDR	31,100	21,133
Tisco Financial Group PCL	14,100	43,786
TMB Bank PCL	1,424,210	52,561
TOA Paint Thailand PCL	10,900	11,150
Total Access Communication PCL, NVDR	43,800	45,649
TPI Polene PCL	404,300	22,280
TPI Polene Power PCL	106,000	15,093
True Corp. PCL	1,009,088	103,868
TTCL PCL (A)	38,600	7,901
TTW PCL	81,700	32,154
U City PCL (A)	237,300	6,012
Unique Engineering & Construction PCL	61,580	8,840
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	68

	Shares	Value
Thailand (continued)
Univanich Palm Oil PCL	42,900	$7,057
Univentures PCL	60,000	7,230
VGI PCL	110,200	24,198
Vinythai PCL	18,200	20,528
WHA Corp. PCL	343,300	35,890
Workpoint Entertainment PCL	11,640	6,120
Turkey 0.7%		1,788,198
Akbank T.A.S. (A)	67,088	55,176
Aksa Akrilik Kimya Sanayii AS	15,418	32,964
Aksa Enerji Uretim AS (A)	16,223	23,059
Anadolu Anonim Turk Sigorta Sirketi	15,271	16,627
Anadolu Efes Biracilik Ve Malt Sanayii AS	11,733	37,393
Arcelik AS (A)	9,571	42,825
Aselsan Elektronik Sanayi Ve Ticaret AS	9,214	21,140
Bera Holding AS (A)	6,956	23,165
BIM Birlesik Magazalar AS	13,700	122,683
Borusan Yatirim ve Pazarlama AS	11	724
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	6,048
Coca-Cola Icecek AS	5,083	48,672
Dogan Sirketler Grubu Holding AS	109,297	46,699
Enerjisa Enerji AS (B)	21,617	33,428
Enka Insaat ve Sanayi AS	26,613	25,325
Eregli Demir ve Celik Fabrikalari TAS	16,833	33,201
Fenerbahce Futbol AS (A)	3,066	12,075
Ford Otomotiv Sanayi AS	2,343	55,246
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	698
Goodyear Lastikleri TAS (A)	8,064	9,922
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	23,576	19,705
Hektas Ticaret TAS (A)	5,590	21,573
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	16,021
Is Yatirim Menkul Degerler AS	9,331	26,051
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	59,206	51,772
KOC Holding AS	12,619	36,659
Koza Altin Isletmeleri AS (A)	2,415	42,279
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	17,083	39,553
Migros Ticaret AS (A)	5,109	26,808
NET Holding AS (A)	21,691	12,986
Otokar Otomotiv Ve Savunma Sanayi A.S.	263	12,670
Pegasus Hava Tasimaciligi AS (A)	3,928	47,703
Petkim Petrokimya Holding AS (A)	64,683	45,813
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	8,941	12,678
Sasa Polyester Sanayi AS (A)	5,839	31,870
TAV Havalimanlari Holding AS	14,239	47,912
69	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Turkey (continued)
Tekfen Holding AS	13,332	$28,901
Tofas Turk Otomobil Fabrikasi AS	7,397	34,673
Turk Hava Yollari AO (A)	25,780	46,936
Turk Telekomunikasyon AS	16,647	17,442
Turk Traktor ve Ziraat Makineleri AS	1,046	30,160
Turkcell Iletisim Hizmetleri AS	45,276	98,597
Turkiye Garanti Bankasi AS (A)	77,923	93,991
Turkiye Halk Bankasi AS (A)	19,041	13,739
Turkiye Is Bankasi AS, Class C (A)	32,898	25,416
Turkiye Petrol Rafinerileri AS (A)	1,496	20,341
Turkiye Sinai Kalkinma Bankasi AS (A)	138,276	30,757
Turkiye Sise ve Cam Fabrikalari AS	93,622	90,111
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	19,254
Ulker Biskuvi Sanayi AS (A)	4,197	11,687
Vestel Elektronik Sanayi ve Ticaret AS (A)	8,546	30,659
Yapi ve Kredi Bankasi AS (A)	46,073	16,463
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,687	22,367
Zorlu Enerji Elektrik Uretim AS (A)	50,743	17,581
Ukraine 0.0%		62,554
Kernel Holding SA	4,291	62,554
United Arab Emirates 0.0%		24,345
Emirates NBD Bank PJSC	8,100	24,345
United States 0.1%		251,771
Bizlink Holding, Inc.	7,064	75,542
Nexteer Automotive Group, Ltd.	71,000	93,604

Textainer Group Holdings, Ltd. (A)	3,173	82,625
Preferred securities 1.0%		$2,732,471
(Cost $2,829,852)
Brazil 0.9%		2,406,098
AES Tiete Energia SA	677	373
Alpargatas SA (A)	4,778	29,780
Banco ABC Brasil SA	5,244	14,373
Banco Bradesco SA	62,407	256,122
Banco do Estado do Rio Grande do Sul SA, B Shares	15,855	35,760
Banco Inter SA (B)	2,700	24,580
Centrais Eletricas Brasileiras SA, B Shares	6,554	38,324
Centrais Eletricas Santa Catarina	1,000	8,660
Cia de Saneamento do Parana	68,643	48,504
Cia de Transmissao de Energia Eletrica Paulista	8,072	34,424
Cia Energetica de Minas Gerais	34,403	73,420
Cia Energetica de Sao Paulo, B Shares	8,098	39,419
Cia Energetica do Ceara, A Shares	1,300	11,638
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	70

	Shares	Value
Brazil (continued)
Cia Ferro Ligas da Bahia	4,476	$20,894
Cia Paranaense de Energia, B Shares	4,000	41,812
Gerdau SA	18,000	83,091
Gol Linhas Aereas Inteligentes SA (A)	5,100	19,684
Itau Unibanco Holding SA	52,380	238,805
Lojas Americanas SA	16,975	75,452
Lojas Americanas SA	159	707
Marcopolo SA	33,745	15,114
Petroleo Brasileiro SA	286,638	1,137,509
Randon SA Implementos e Participacoes	12,025	27,980
Unipar Carbocloro SA	4,601	46,624
Usinas Siderurgicas de Minas Gerais SA, A Shares	28,659	83,049
Chile 0.1%		213,994
Coca-Cola Embonor SA, B Shares	18,333	26,943
Embotelladora Andina SA, B Shares	17,785	48,013
Sociedad Quimica y Minera de Chile SA, B Shares	2,596	139,038
Colombia 0.0%		111,178
Bancolombia SA	7,600	64,601
Grupo Argos SA	4,425	11,903
Grupo Aval Acciones y Valores SA	106,446	34,674
South Korea 0.0%		1,201

AMOREPACIFIC Group	33	1,201
Investment companies 0.0%		$115,349
(Cost $54,449)
South Korea 0.0%		115,349

Macquarie Korea Infrastructure Fund	11,631	115,349
Rights 0.0%		$34,038
(Cost $18,427)
Feelux Company, Ltd. (Expiration Date: 3-16-21; Strike Price: KRW 3,360.00) (A)	530	159
Korean Air Lines Company, Ltd. (Expiration Date: 3-8-21; Strike Price: KRW 19,100.00) (A)	3,907	31,472
Makalot Industrial Company, Ltd. (Expiration Date: 3-12-21; Strike Price: TWD 136.00) (A)	993	2,407
Warrants 0.0%		$1,810
(Cost $0)
Scientex BHD (Expiration Date: 1-14-26; Strike Price: MYR 4.30) (A)	4,140	1,248
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	1,152	562

71	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.0%			$2,626,392
(Cost $2,624,520)
Short-term funds 1.0%			2,626,392
John Hancock Collateral Trust (E)	0.1222(F)	262,492	2,626,392

Total investments (Cost $190,532,710) 100.1%	$270,798,842
Other assets and liabilities, net (0.1%)	(236,909)
Total net assets 100.0%	$270,561,933

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
KRW	Korean Won
MYR	Malaysian Ringgit
THB	Thai Bhat
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-28-21.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 2-28-21.
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $193,380,941. Net unrealized appreciation aggregated to $77,417,901, of which $119,911,368 related to gross unrealized appreciation and $42,493,467 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	72

Semiannual report
John Hancock
International Small Company Fund
International equity
February 28, 2021

Fund’s investments
AS OF 2-28-21 (unaudited)
	Shares	Value
Common stocks 98.8%		$842,646,484
(Cost $667,670,823)
Australia 7.1%		60,573,352
3P Learning, Ltd. (A)	21,580	20,241
A2B Australia, Ltd.	32,294	28,412
Accent Group, Ltd.	152,916	255,446
Adairs, Ltd.	54,428	159,205
Adbri, Ltd.	165,602	413,277
Aeon Metals, Ltd. (A)(B)	46,964	4,345
Ainsworth Game Technology, Ltd. (A)	47,462	31,995
Alkane Resources, Ltd. (A)	70,849	38,079
Alliance Aviation Services, Ltd. (A)(B)	39,423	128,881
ALS, Ltd.	128,771	983,360
Altium, Ltd.	15,914	322,235
Alumina, Ltd.	48,297	60,116
AMA Group, Ltd. (A)	219,236	114,636
Amaysim Australia, Ltd. (A)	59,212	35,529
Ansell, Ltd.	26,118	725,854
Appen, Ltd.	10,344	133,121
ARB Corp., Ltd.	31,546	812,680
Ardent Leisure Group, Ltd. (A)	218,304	106,950
Asaleo Care, Ltd.	161,404	176,237
AUB Group, Ltd.	32,860	482,217
Aurelia Metals, Ltd.	499,301	147,900
Austal, Ltd.	131,483	240,386
Austin Engineering, Ltd.	63,990	7,587
Australian Agricultural Company, Ltd. (A)	163,879	141,598
Australian Finance Group, Ltd.	55,559	119,191
Australian Pharmaceutical Industries, Ltd.	171,294	146,663
Australian Strategic Materials, Ltd. (A)(B)	14,170	57,181
Australian Vintage, Ltd.	84,634	40,962
Auswide Bank, Ltd.	4,752	23,637
AVJennings, Ltd.	46,118	18,802
AVZ Minerals, Ltd. (A)	229,173	30,939
Baby Bunting Group, Ltd.	24,483	102,238
Bank of Queensland, Ltd.	193,272	1,308,353
Bank of Queensland, Ltd., Entitlement Offer (A)	78,247	529,692
Bapcor, Ltd.	133,829	705,795
Base Resources, Ltd.	88,900	21,852
Beach Energy, Ltd.	336,121	424,475
Bega Cheese, Ltd.	116,943	553,372
Bell Financial Group, Ltd.	16,891	24,647
Bendigo & Adelaide Bank, Ltd.	114,273	858,443
1	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Bingo Industries, Ltd.	166,156	$411,590
Blackmores, Ltd. (A)	3,585	223,029
Blue Sky Alternative Investments, Ltd. (A)(C)	12,467	1,509
Bravura Solutions, Ltd.	112,119	235,056
Breville Group, Ltd.	36,599	786,722
Brickworks, Ltd.	30,969	445,500
BWX, Ltd.	47,855	164,750
Capitol Health, Ltd.	292,400	77,495
Capral, Ltd.	6,179	29,709
Cardno, Ltd. (A)	82,690	28,853
Carnarvon Petroleum, Ltd. (A)	148,061	31,921
carsales.com, Ltd.	59,557	856,559
Cash Converters International, Ltd. (A)	122,755	25,547
Catapult Group International, Ltd. (A)	14,492	19,048
Cedar Woods Properties, Ltd.	29,151	156,822
Challenger, Ltd.	69,499	344,143
Champion Iron, Ltd. (A)	60,162	250,848
City Chic Collective, Ltd. (A)(B)	51,441	160,142
Civmec, Ltd.	40,300	18,005
Class, Ltd.	16,518	22,305
Clean Seas Seafood, Ltd. (A)	16,659	9,940
Clean TeQ Holdings, Ltd. (A)	52,229	11,728
Cleanaway Waste Management, Ltd.	301,372	505,349
ClearView Wealth, Ltd. (A)	34,533	13,057
Clinuvel Pharmaceuticals, Ltd.	13,676	235,976
Clover Corp., Ltd.	51,463	49,923
Codan, Ltd.	42,933	493,258
Collection House, Ltd. (A)	61,068	11,982
Collins Foods, Ltd.	45,225	333,175
Cooper Energy, Ltd. (A)	727,410	181,540
Corporate Travel Management, Ltd. (B)	41,491	645,027
Costa Group Holdings, Ltd.	150,700	527,041
Credit Corp. Group, Ltd. (B)	29,895	732,792
CSR, Ltd.	198,397	836,096
Data#3, Ltd.	57,191	222,684
Decmil Group, Ltd. (A)	38,371	17,401
Deterra Royalties, Ltd. (A)	114,772	401,752
Dicker Data, Ltd.	6,951	56,107
Domain Holdings Australia, Ltd. (A)	95,854	333,766
Dongfang Modern Agriculture Holding Group, Ltd. (A)(C)	26,600	16,988
Downer EDI, Ltd.	170,550	675,981
Eagers Automotive, Ltd. (B)	53,937	548,740
Earlypay, Ltd.	31,600	9,847
Eclipx Group, Ltd. (A)	90,093	135,780
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	2

	Shares	Value
Australia (continued)
Elanor Investor Group	27,964	$36,653
Elders, Ltd.	64,462	559,209
Electro Optic Systems Holdings, Ltd. (A)	10,668	36,844
Emeco Holdings, Ltd. (A)(B)	116,009	92,623
Energy World Corp., Ltd. (A)	226,411	17,315
Enero Group, Ltd.	10,415	24,527
EQT Holdings, Ltd.	6,044	120,165
Estia Health, Ltd. (A)	90,635	148,908
Euroz, Ltd.	55,328	63,118
EVENT Hospitality and Entertainment, Ltd.	33,983	300,112
FAR, Ltd. (A)(C)	1,355,490	11,473
Finbar Group, Ltd.	71,892	48,480
Fleetwood, Ltd.	32,879	67,197
Flight Centre Travel Group, Ltd. (A)(B)	19,933	253,463
Freedom Foods Group, Ltd. (C)	26,992	53,137
G8 Education, Ltd.	343,352	284,841
Galaxy Resources, Ltd. (A)	143,327	287,036
Gascoyne Resources, Ltd. (A)	1,936	792
Genworth Mortgage Insurance Australia, Ltd.	107,626	214,048
Gold Road Resources, Ltd. (A)	107,334	99,452
GrainCorp., Ltd., Class A	89,362	290,058
Grange Resources, Ltd.	312,240	125,116
Greenland Minerals, Ltd. (A)	176,827	20,499
GUD Holdings, Ltd.	40,449	372,974
GWA Group, Ltd.	86,138	202,471
Hansen Technologies, Ltd.	74,740	235,754
Healius, Ltd.	201,676	623,828
Helloworld Travel, Ltd.	23,085	42,999
Highfield Resources, Ltd. (A)	40,292	17,863
HT&E, Ltd. (A)	99,566	142,187
HUB24, Ltd.	18,577	298,602
Humm Group, Ltd.	175,079	136,203
Huon Aquaculture Group, Ltd. (A)	11,184	20,631
IGO, Ltd.	224,282	1,209,711
Iluka Resources, Ltd.	114,772	655,347
Imdex, Ltd.	170,178	224,091
Incitec Pivot, Ltd. (A)	24,718	50,403
Infomedia, Ltd.	133,827	155,780
Inghams Group, Ltd.	113,255	305,111
Intega Group, Ltd. (A)	82,690	19,746
Integral Diagnostics, Ltd.	42,727	157,884
Integrated Research, Ltd. (B)	23,574	38,457
InvoCare, Ltd. (B)	54,900	476,812
IOOF Holdings, Ltd.	232,432	586,175
3	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
IPH, Ltd.	75,044	$354,870
IRESS, Ltd.	66,904	474,106
Japara Healthcare, Ltd.	86,081	51,601
Johns Lyng Group, Ltd.	18,837	51,212
Jumbo Interactive, Ltd.	11,374	118,068
Jupiter Mines, Ltd.	601,932	165,754
Karoon Energy, Ltd. (A)	207,617	179,441
Kingsgate Consolidated, Ltd. (A)	33,223	24,261
Kogan.com, Ltd. (B)	15,611	167,984
Lifestyle Communities, Ltd.	25,616	272,122
Link Administration Holdings, Ltd.	169,888	623,753
Lovisa Holdings, Ltd.	17,541	194,135
Lycopodium, Ltd.	4,375	18,870
MACA, Ltd.	146,662	124,161
Macmahon Holdings, Ltd.	496,385	84,422
Macquarie Telecom Group, Ltd. (A)	841	31,788
Mayne Pharma Group, Ltd. (A)	476,093	100,286
McMillan Shakespeare, Ltd.	29,311	281,019
McPherson's, Ltd.	23,787	21,852
Medusa Mining, Ltd. (A)	57,795	41,397
Mesoblast, Ltd. (A)(B)	77,690	143,375
Metals X, Ltd. (A)	183,307	33,968
Metcash, Ltd.	416,058	1,080,360
Metro Mining, Ltd. (A)	78,405	3,683
Michael Hill International, Ltd.	43,259	23,085
Millennium Minerals, Ltd. (A)(C)	86,302	339
Mineral Resources, Ltd.	20,598	600,195
MMA Offshore, Ltd. (A)	92,633	23,164
MNF Group, Ltd.	9,062	34,332
Moelis Australia, Ltd.	8,129	28,339
Monadelphous Group, Ltd.	38,258	340,094
Monash IVF Group, Ltd.	129,690	78,951
Money3 Corp., Ltd.	51,782	115,436
Mount Gibson Iron, Ltd.	185,030	126,067
Myer Holdings, Ltd. (A)(B)	373,667	90,271
MyState, Ltd. (B)	30,651	110,945
Nanosonics, Ltd. (A)	30,410	141,482
Navigator Global Investments, Ltd.	53,894	72,328
Nearmap, Ltd. (A)	112,944	197,396
Netwealth Group, Ltd.	28,403	305,793
New Energy Solar, Ltd.	69,458	41,961
New Hope Corp., Ltd. (B)	105,271	101,581
nib holdings, Ltd.	175,110	748,054
Nick Scali, Ltd.	24,884	195,486
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	4

	Shares	Value
Australia (continued)
Nickel Mines, Ltd.	908	$973
Nine Entertainment Company Holdings, Ltd.	590,678	1,305,399
NRW Holdings, Ltd.	182,976	283,898
Nufarm, Ltd. (A)	118,255	437,695
Objective Corp., Ltd.	2,756	27,473
OceanaGold Corp. (A)	302,082	436,768
OFX Group, Ltd.	100,657	95,141
Omni Bridgeway, Ltd.	106,335	305,908
oOh!media, Ltd. (A)	150,086	201,113
Orora, Ltd.	350,025	782,706
OZ Minerals, Ltd.	128,619	2,199,855
Pacific Current Group, Ltd.	18,892	76,609
Pacific Smiles Group, Ltd.	11,867	24,616
Pact Group Holdings, Ltd.	76,599	192,921
Paladin Energy, Ltd. (A)(B)	444,857	135,921
Panoramic Resources, Ltd. (A)	476,965	54,365
Pantoro, Ltd. (A)	163,260	25,327
Peet, Ltd.	145,479	130,472
Pendal Group, Ltd.	96,042	439,244
People Infrastructure, Ltd.	6,048	14,668
Perenti Global, Ltd.	262,553	231,277
Perpetual, Ltd.	21,749	516,297
Perseus Mining, Ltd. (A)	469,500	418,196
Pilbara Minerals, Ltd. (A)	238,801	191,974
Platinum Asset Management, Ltd.	92,139	328,774
Praemium, Ltd. (A)	68,020	37,458
Premier Investments, Ltd.	36,882	594,369
Pro Medicus, Ltd.	14,966	512,063
PSC Insurance Group, Ltd. (B)	22,331	53,885
PWR Holdings, Ltd.	18,240	77,866
Ramelius Resources, Ltd.	265,306	256,590
Reckon, Ltd.	25,906	15,427
Red 5, Ltd. (A)	448,179	61,896
Redbubble, Ltd. (A)	22,159	86,851
Redcape Hotel Group	41,671	29,311
Regis Healthcare, Ltd.	40,833	62,280
Regis Resources, Ltd.	197,472	471,303
Resolute Mining, Ltd. (A)(B)	430,186	211,921
Retail Food Group, Ltd. (A)	77,464	4,255
Rhipe, Ltd.	41,656	54,509
Ridley Corp., Ltd.	94,684	76,627
RPMGlobal Holdings, Ltd. (A)	25,725	22,345
Salmat, Ltd. (C)	15,825	8,158
Sandfire Resources, Ltd.	76,326	356,747
5	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
SeaLink Travel Group, Ltd.	5,573	$36,801
Select Harvests, Ltd. (B)	51,945	211,012
Senex Energy, Ltd. (A)(B)	528,993	150,393
Servcorp, Ltd.	13,949	35,774
Service Stream, Ltd. (B)	145,109	128,307
Seven West Media, Ltd. (A)	295,377	123,401
SG Fleet Group, Ltd.	34,699	72,674
Sigma Healthcare, Ltd. (A)	413,072	212,321
Silver Lake Resources, Ltd. (A)	285,138	313,022
SmartGroup Corp., Ltd.	40,201	214,291
SolGold PLC (A)	136,985	41,073
Southern Cross Electrical Engineering, Ltd.	17,582	7,046
Southern Cross Media Group, Ltd. (A)	84,254	150,205
Spark Infrastructure Group	578,358	907,752
SpeedCast International, Ltd. (A)(B)(C)	103,025	62,625
SRG Global, Ltd.	83,829	31,765
St. Barbara, Ltd.	297,348	472,041
Steadfast Group, Ltd.	334,580	1,034,538
Sunland Group, Ltd.	30,172	59,863
Super Retail Group, Ltd.	66,752	566,149
Superloop, Ltd. (A)	80,772	58,064
Syrah Resources, Ltd. (A)	119,395	113,668
Tassal Group, Ltd.	95,854	249,947
Technology One, Ltd.	91,179	594,275
Temple & Webster Group, Ltd. (A)	9,182	65,918
The Reject Shop, Ltd. (A)	7,826	38,385
The Star Entertainment Group, Ltd. (A)	306,271	871,492
Tiger Resources, Ltd. (A)(C)	420,741	11,914
United Malt Grp, Ltd.	90,352	254,651
Virgin Australia Holdings, Ltd. (A)(C)	252,517	0
Virtus Health, Ltd.	25,073	117,760
Vita Group, Ltd.	64,982	47,704
Viva Energy Group, Ltd. (D)	129,268	165,140
Vocus Group, Ltd. (A)	255,488	996,018
Webjet, Ltd. (B)	101,045	430,361
Western Areas, Ltd.	128,006	253,505
Westgold Resources, Ltd. (A)	159,763	247,758
Whitehaven Coal, Ltd. (A)(B)	293,319	341,894
WPP AUNZ, Ltd. (A)	101,689	54,500
Austria 1.9%		15,829,785
Agrana Beteiligungs AG	6,869	146,140
ams AG (A)	84,544	1,983,793
ANDRITZ AG	24,351	1,166,314
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	6

	Shares	Value
Austria (continued)
AT&S Austria Technologie & Systemtechnik AG	9,986	$292,963
BAWAG Group AG (D)	15,611	805,925
CA Immobilien Anlagen AG	26,605	1,140,915
DO & Company AG (A)(B)	2,399	186,416
EVN AG	13,580	294,117
FACC AG (A)	6,411	64,398
Flughafen Wien AG (A)	2,437	91,355
IMMOFINANZ AG (A)	35,993	720,050
Kapsch TrafficCom AG (A)	2,742	48,998
Lenzing AG (A)	5,945	851,175
Mayr Melnhof Karton AG	2,785	606,600
Oesterreichische Post AG (B)	11,750	473,543
Palfinger AG	4,501	168,189
POLYTEC Holding AG (A)	4,411	45,514
Porr AG (A)(B)	3,596	66,291
Raiffeisen Bank International AG (A)	15,811	319,628
Rhi Magnesita NV	5,454	298,074
Rhi Magnesita NV (London Stock Exchange)	4,273	234,083
Rosenbauer International AG	1,314	69,293
S IMMO AG	19,209	404,040
S&T AG (A)(B)	16,517	441,865
Schoeller-Bleckmann Oilfield Equipment AG	4,222	199,268
Semperit AG Holding (A)	3,480	107,555
Strabag SE, Bearer Shares	6,321	229,193
Telekom Austria AG	60,526	460,075
UBM Development AG (B)	1,455	67,614
UNIQA Insurance Group AG	57,426	445,329
Vienna Insurance Group AG	16,237	436,036
voestalpine AG	44,418	1,754,256
Wienerberger AG	33,730	1,124,445
Zumtobel Group AG (A)	12,062	86,335
Belgium 1.5%		12,793,723
Ackermans & van Haaren NV	9,807	1,578,245
AGFA-Gevaert NV (A)(B)	58,642	262,786
Akka Technologies (A)(B)	4,567	139,977
Atenor	1,928	127,526
Banque Nationale de Belgique	55	120,466
Barco NV	27,318	670,533
Bekaert SA	18,102	666,328
Biocartis Group NV (A)(B)(D)	13,216	70,342
bpost SA (A)	33,248	360,127
Celyad Oncology SA (A)	1,226	9,492
Cie d'Entreprises CFE (A)	2,943	314,520
7	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Belgium (continued)
Deceuninck NV (A)	27,625	$79,580
D'ieteren SA/NV	11,084	937,020
Econocom Group SA/NV (B)	37,385	138,597
Elia Group SA/NV	9,278	1,000,357
Etablissements Franz Colruyt NV	1,394	83,508
Euronav NV	73,133	647,545
EVS Broadcast Equipment SA	5,883	115,443
Exmar NV (A)(B)	13,915	51,015
Fagron	19,779	471,774
Gimv NV	9,279	542,765
Immobel SA (B)	1,553	121,788
Ion Beam Applications	4,559	78,157
Jensen-Group NV (A)	1,485	47,324
Kinepolis Group NV (A)(B)	5,307	270,435
Lotus Bakeries NV	99	502,541
Melexis NV	7,373	868,678
Ontex Group NV (A)	25,433	260,563
Orange Belgium SA	5,802	159,375
Oxurion NV (A)	11,190	34,487
Picanol	683	58,180
Recticel SA	16,816	258,229
Resilux	305	52,280
Roularta Media Group NV (A)	668	10,384
Sioen Industries NV (A)	2,343	75,563
Sipef NV (A)(B)	2,705	149,979
Telenet Group Holding NV	14,218	567,949
TER Beke SA	176	22,316
Tessenderlo Group SA (A)	8,889	393,998
Van de Velde NV	2,367	63,941
VGP NV	853	147,333
Viohalco SA	18,237	82,335
X-Fab Silicon Foundries SE (A)(D)	20,933	179,942
Bermuda 0.1%		1,031,024
Hiscox, Ltd. (A)	78,063	1,031,024
Cambodia 0.0%		225,109
NagaCorp, Ltd.	170,000	225,109
Canada 10.8%		92,566,869
5N Plus, Inc. (A)	38,389	142,684
Absolute Software Corp.	19,002	290,122
Acadian Timber Corp.	3,534	50,708
Advantage Oil & Gas, Ltd. (A)	93,228	190,471
Aecon Group, Inc.	28,903	417,897
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	8

	Shares	Value
Canada (continued)
Africa Oil Corp. (A)(B)	10,700	$10,678
Ag Growth International, Inc.	8,025	247,384
AGF Management, Ltd., Class B	35,942	195,724
Aimia, Inc. (A)	37,027	124,238
Air Canada (A)	3,400	67,060
AirBoss of America Corp. (B)	4,809	69,758
Alamos Gold, Inc., Class A	155,894	1,104,954
Alaris Equity Partners Income (B)	21,297	257,385
Alcanna, Inc. (A)	10,576	60,501
Alexco Resource Corp. (A)(B)	35,137	98,569
Algoma Central Corp.	7,052	81,403
AltaGas, Ltd.	46,378	702,995
Altius Minerals Corp.	17,800	205,611
Altus Group, Ltd.	12,803	561,577
Americas Gold & Silver Corp. (A)(B)	8,321	21,643
Amerigo Resources, Ltd. (A)	49,100	34,338
Andrew Peller, Ltd., Class A	15,793	123,976
ARC Resources, Ltd.	154,950	927,801
Aritzia, Inc. (A)	32,100	756,466
Atco, Ltd., Class I	10,447	304,725
Athabasca Oil Corp. (A)(B)	150,957	50,414
ATS Automation Tooling Systems, Inc. (A)	28,891	636,801
AutoCanada, Inc. (A)(B)	8,443	202,284
Badger Daylighting, Ltd. (B)	11,768	374,512
Baytex Energy Corp. (A)	192,728	186,276
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	125,472	292,827
Bird Construction, Inc.	13,385	90,348
Black Diamond Group, Ltd. (A)	17,717	44,411
BlackBerry, Ltd. (A)(B)	72,033	728,481
BlackBerry, Ltd. (New York Stock Exchange) (A)	117,642	1,182,276
BMTC Group, Inc.	4,096	37,819
Boralex, Inc., Class A (B)	31,567	1,098,371
Bridgemarq Real Estate Services	2,800	33,993
BRP, Inc.	8,538	616,902
Calian Group, Ltd.	2,739	136,132
Cameco Corp.	90,960	1,427,370
Canaccord Genuity Group, Inc.	47,930	430,112
Canacol Energy, Ltd.	52,069	140,749
Canada Goose Holdings, Inc. (A)(B)	15,959	715,308
Canadian Western Bank	39,957	1,050,261
Canfor Corp. (A)	31,527	643,125
Canfor Pulp Products, Inc.	15,045	120,587
CanWel Building Materials Group, Ltd.	27,055	167,526
9	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Capital Power Corp. (B)	41,767	$1,126,061
Capstone Mining Corp. (A)	159,933	486,359
Cardinal Energy, Ltd. (A)(B)	41,663	49,763
Cargojet, Inc.	540	81,076
Cascades, Inc.	33,505	442,047
Celestica, Inc. (A)	48,994	406,166
Celestica, Inc. (New York Stock Exchange) (A)	2,400	19,872
Centerra Gold, Inc.	88,276	856,678
Cervus Equipment Corp.	3,597	39,486
CES Energy Solutions Corp.	112,004	135,538
China Gold International Resources Corp., Ltd. (A)(B)	90,882	220,671
CI Financial Corp.	65,252	913,713
Cineplex, Inc. (A)	20,505	222,677
Cogeco Communications, Inc.	4,167	376,785
Cogeco, Inc.	2,092	153,505
Colliers International Group, Inc.	7,566	784,067
Colliers International Group, Inc. (New York Stock Exchange) (B)	4,844	501,451
Computer Modelling Group, Ltd.	30,133	135,203
Copper Mountain Mining Corp. (A)	59,268	146,703
Corby Spirit and Wine, Ltd.	5,444	72,082
Corus Entertainment, Inc., B Shares	83,046	343,904
Crescent Point Energy Corp.	149,175	547,420
CRH Medical Corp. (A)	30,192	116,251
Cronos Group, Inc. (A)	4,900	51,210
Cronos Group, Inc. (Nasdaq Exchange) (A)	6,786	70,914
Denison Mines Corp. (A)(B)	171,019	182,764
Dexterra Group, Inc.	16,434	76,578
DIRTT Environmental Solutions (A)	18,708	42,338
Dorel Industries, Inc., Class B (A)	8,944	97,550
DREAM Unlimited Corp., Class A	14,019	249,844
Dundee Precious Metals, Inc.	68,270	424,340
Dynacor Gold Mines, Inc.	9,900	15,714
ECN Capital Corp.	103,129	647,494
EcoSynthetix, Inc. (A)	3,185	12,314
E-L Financial Corp., Ltd.	474	302,442
Eldorado Gold Corp. (A)	72,519	759,609
Element Fleet Management Corp.	130,281	1,277,626
Endeavour Silver Corp. (A)	21,684	127,793
Endeavour Silver Corp. (New York Stock Exchange) (A)	1,400	8,260
Enerflex, Ltd.	33,374	229,207
Enerplus Corp.	91,948	445,073
Enghouse Systems, Ltd. (B)	15,691	681,349
Ensign Energy Services, Inc.	50,538	46,861
Equitable Group, Inc. (B)	4,656	496,186
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	10

	Shares	Value
Canada (continued)
ERO Copper Corp. (A)	17,856	$314,999
Evertz Technologies, Ltd.	11,517	127,786
Exchange Income Corp.	2,691	85,259
Exco Technologies, Ltd.	13,790	118,330
EXFO, Inc. (A)	1,146	4,899
EXFO, Inc. (Nasdaq Exchange) (A)	7,721	32,814
Extendicare, Inc. (B)	34,995	182,592
Fiera Capital Corp.	26,167	220,012
Finning International, Inc. (B)	56,829	1,483,020
Firm Capital Mortgage Investment Corp.	7,600	81,518
First Majestic Silver Corp. (A)	53,981	973,066
First Mining Gold Corp. (A)	127,000	37,423
First National Financial Corp. (B)	4,398	153,132
Fission Uranium Corp. (A)	139,747	63,691
Fortuna Silver Mines, Inc. (A)(B)	77,307	581,352
Fraser Papers, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd.	42,409	229,940
Frontera Energy Corp.	11,835	58,775
Galiano Gold, Inc. (A)(B)	31,531	36,422
Gamehost, Inc.	6,100	31,253
GDI Integrated Facility Services, Inc. (A)	3,300	112,541
Gibson Energy, Inc.	58,759	1,000,094
goeasy, Ltd. (B)	3,130	305,203
GoGold Resources, Inc. (A)	25,000	44,987
Golden Star Resources, Ltd. (A)	20,650	64,257
Golden Star Resources, Ltd. (New York Stock Exchange) (A)	2,760	8,666
GoldMoney, Inc. (A)(B)	18,000	44,413
Gran Tierra Energy, Inc. (A)(B)	159,029	136,211
Great Canadian Gaming Corp. (A)	20,138	670,950
Guardian Capital Group, Ltd., Class A	6,700	142,887
Hanfeng Evergreen, Inc. (A)(C)	3,700	7
Hardwoods Distribution, Inc.	2,700	58,515
Headwater Exploration, Inc. (A)	28,000	83,388
Heroux-Devtek, Inc. (A)	15,443	186,394
High Liner Foods, Inc.	6,893	71,822
HLS Therapeutics, Inc.	2,600	37,429
Home Capital Group, Inc. (A)	23,760	586,438
Hudbay Minerals, Inc.	116,505	834,010
iA Financial Corp., Inc. (B)	25,178	1,293,721
IAMGOLD Corp. (A)	204,998	607,294
IBI Group, Inc. (A)	7,200	51,994
Imperial Metals Corp. (A)	20,280	74,739
Information Services Corp.	4,400	77,655
Innergex Renewable Energy, Inc.	42,327	800,907
11	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Inter Pipeline, Ltd.	46,112	$648,960
Interfor Corp. (A)	37,029	810,064
International Petroleum Corp. (A)(B)	23,520	74,112
Intertape Polymer Group, Inc.	24,129	454,481
Ivanhoe Mines, Ltd., Class A (A)	203,714	1,256,605
Jamieson Wellness, Inc. (D)	13,163	357,881
Just Energy Group, Inc. (A)(B)	2,372	9,357
KAB Distribution, Inc. (A)(C)	18,405	0
Karora Resources, Inc. (A)	4,078	9,389
K-Bro Linen, Inc.	3,186	92,531
Kelt Exploration, Ltd. (A)	60,355	114,772
Keyera Corp. (B)	55,117	1,068,471
Kinaxis, Inc. (A)	8,791	1,188,160
Knight Therapeutics, Inc. (A)	59,373	240,739
KP Tissue, Inc.	5,100	43,602
Labrador Iron Ore Royalty Corp.	24,400	699,252
Largo Resources, Ltd. (A)	36,500	50,766
Lassonde Industries, Inc., Class A	1,500	190,240
Laurentian Bank of Canada (B)	19,550	535,528
Leon's Furniture, Ltd.	14,941	239,624
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	21,004	1,173,656
Lucara Diamond Corp. (A)	124,430	72,354
Lundin Gold, Inc. (A)	14,300	115,290
Lundin Mining Corp.	51,591	590,665
Magellan Aerospace Corp.	8,083	61,991
Mainstreet Equity Corp. (A)	2,022	123,932
Major Drilling Group International, Inc. (A)	38,938	215,098
Maple Leaf Foods, Inc.	27,411	568,209
Marathon Gold Corp. (A)	15,600	31,872
Martinrea International, Inc.	42,211	493,556
Mav Beauty Brands, Inc. (A)	2,100	9,455
Maverix Metals, Inc.	6,501	31,826
Maxim Power Corp. (A)	6,300	10,792
MDF Commerce, Inc. (A)	2,300	26,044
Medical Facilities Corp.	15,230	83,773
MEG Energy Corp. (A)	113,678	586,881
Melcor Developments, Ltd.	4,800	37,605
Methanex Corp. (B)	11,600	447,192
Morguard Corp.	1,778	146,169
Morneau Shepell, Inc. (B)	25,570	657,233
MTY Food Group, Inc. (A)(B)	7,815	311,347
Mullen Group, Ltd.	50,995	401,517
Neo Performance Materials, Inc.	3,800	49,299
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	12

	Shares	Value
Canada (continued)
New Gold, Inc. (A)	272,478	$438,928
NFI Group, Inc. (B)	16,830	388,812
North American Construction Group, Ltd.	13,537	162,644
NuVista Energy, Ltd. (A)	69,005	107,363
Onex Corp.	8,750	489,824
Orbite Technologies, Inc. (A)	105,500	369
Osisko Gold Royalties, Ltd. (B)	44,808	447,165
Osisko Mining, Inc. (A)	12,500	27,601
Pan American Silver Corp.	7,335	242,367
Pan American Silver Corp., CVR (A)	51,329	48,763
Paramount Resources, Ltd., Class A (A)(B)	25,426	215,779
Parex Resources, Inc. (A)	55,004	879,130
Park Lawn Corp. (B)	12,527	294,521
Parkland Corp.	37,904	1,204,493
Pason Systems, Inc.	20,995	160,028
Peyto Exploration & Development Corp. (B)	68,868	322,531
Photon Control, Inc. (A)	50,806	106,195
PHX Energy Services Corp.	11,019	24,591
Pinnacle Renewable Energy, Inc.	6,600	56,945
Pizza Pizza Royalty Corp.	13,878	107,089
Points International, Ltd. (A)	4,210	66,925
Points International, Ltd. (Nasdaq Exchange) (A)	1,613	25,405
Polaris Infrastructure, Inc. (B)	8,243	135,829
Pollard Banknote, Ltd.	3,690	145,907
PolyMet Mining Corp. (A)	2,025	9,309
PrairieSky Royalty, Ltd. (B)	57,025	578,047
Precision Drilling Corp. (A)(B)	6,554	151,413
Premier Gold Mines, Ltd. (A)(B)	92,145	209,256
Premium Brands Holdings Corp. (B)	12,007	971,901
Pretium Resources, Inc. (A)	65,800	640,110
Pretium Resources, Inc. (New York Stock Exchange) (A)	4,528	43,967
Pulse Seismic, Inc. (A)	10,151	10,051
Quarterhill, Inc.	58,498	128,249
Questerre Energy Corp., Class A (A)	41,900	6,256
Real Matters, Inc. (A)	24,912	313,211
Recipe Unlimited Corp.	5,964	79,670
RF Capital Group, Inc.	18,263	24,397
Richelieu Hardware, Ltd.	22,454	645,425
Rogers Sugar, Inc.	42,487	176,946
Roxgold, Inc. (A)	113,200	122,753
Russel Metals, Inc. (B)	25,886	504,051
Sabina Gold & Silver Corp. (A)	44,568	75,996
Sagen MI Canada, Inc.	17,245	586,352
Sandstorm Gold, Ltd. (A)	73,873	445,815
13	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Sandstorm Gold, Ltd. (New York Stock Exchange) (A)	2,700	$16,335
Savaria Corp. (B)	13,000	176,418
Seabridge Gold, Inc. (A)(B)	2,300	39,255
Secure Energy Services, Inc.	71,004	181,890
Seven Generations Energy, Ltd., Class A (A)	95,804	632,370
ShawCor, Ltd.	31,578	126,798
Sienna Senior Living, Inc. (B)	28,226	311,182
Sierra Metals, Inc. (A)	4,000	10,530
Sierra Wireless, Inc. (A)	13,360	224,661
Sleep Country Canada Holdings, Inc. (D)	13,709	290,102
SNC-Lavalin Group, Inc.	25,068	504,275
Spin Master Corp. (A)(D)	6,000	133,192
Sprott, Inc. (B)	5,545	193,025
SSR Mining, Inc. (A)	82,203	1,167,223
Stantec, Inc.	36,793	1,447,608
Stelco Holdings, Inc.	11,605	224,878
Stella-Jones, Inc.	22,206	802,843
Storm Resources, Ltd. (A)	62,000	136,901
SunOpta, Inc. (A)	29,045	450,077
SunOpta, Inc. (New York Stock Exchange) (A)	2,100	32,634
Superior Plus Corp. (B)	67,540	702,679
Surge Energy, Inc.	91,176	36,539
Tamarack Valley Energy, Ltd. (A)	82,250	138,958
Taseko Mines, Ltd. (A)	84,702	141,769
TeraGo, Inc. (A)	2,000	10,561
TerraVest Industries, Inc.	1,200	16,322
TFI International, Inc.	29,254	2,043,366
The Descartes Systems Group, Inc. (A)	600	35,130
The North West Company, Inc.	20,130	492,415
Tidewater Midstream and Infrastructure, Ltd.	113,465	83,810
Timbercreek Financial Corp.	32,686	227,564
TORC Oil & Gas, Ltd.	71,817	181,151
Torex Gold Resources, Inc. (A)	35,220	426,758
Toromont Industries, Ltd.	2,558	186,332
Total Energy Services, Inc. (A)	19,706	54,197
Touchstone Exploration, Inc. (A)	10,000	21,216
Tourmaline Oil Corp.	84,148	1,531,406
TransAlta Corp.	107,856	942,448
TransAlta Renewables, Inc.	41,639	660,282
Transcontinental, Inc., Class A	29,083	499,800
TransGlobe Energy Corp. (A)	18,304	26,897
Trevali Mining Corp. (A)	206,096	32,390
Trican Well Service, Ltd. (A)	130,270	193,470
Tricon Residential, Inc.	46,640	454,086
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	14

	Shares	Value
Canada (continued)
Trisura Group, Ltd. (A)(B)	1,900	$184,685
Turquoise Hill Resources, Ltd. (A)	20,488	310,717
Uni-Select, Inc.	11,390	93,977
Vecima Networks, Inc.	1,797	19,712
Vermilion Energy, Inc.	60,324	377,795
VersaBank	2,000	25,255
Wajax Corp.	6,547	106,030
Wall Financial Corp. (A)	1,600	21,311
Wesdome Gold Mines, Ltd. (A)	63,961	429,724
West Fraser Timber Company, Ltd.	26,896	1,838,718
Western Forest Products, Inc.	191,240	252,462
Westshore Terminals Investment Corp. (B)	20,465	303,936
Whitecap Resources, Inc. (B)	166,343	743,746
WildBrain, Ltd. (A)	22,797	59,294
Winpak, Ltd.	12,336	385,027
Yamana Gold, Inc.	248,304	987,284
Yellow Pages, Ltd.	4,514	42,565
Zenith Capital Corp. (A)	5,300	916
China 0.1%		469,797
Bund Center Investment, Ltd.	55,500	22,691
FIH Mobile, Ltd. (A)	1,185,000	178,493
Goodbaby International Holdings, Ltd. (A)	335,000	51,305
TK Group Holdings, Ltd.	74,000	28,933
Xingye Alloy Materials Group, Ltd. (A)	176,000	25,652
Yangzijiang Shipbuilding Holdings, Ltd.	203,800	162,723
Denmark 2.1%		17,554,891
ALK-Abello A/S (A)	2,186	920,198
Alm Brand A/S	33,758	384,768
Bang & Olufsen A/S (A)	41,442	221,131
Bavarian Nordic A/S (A)(B)	14,212	507,516
Brodrene Hartmann A/S (A)	1,084	89,439
Chemometec A/S	580	53,512
Columbus A/S (A)	26,124	50,940
D/S Norden A/S	8,783	183,179
Dfds A/S (A)	12,308	594,038
FLSmidth & Company A/S (A)	14,427	607,372
Fluegger Group A/S	225	28,317
H+H International A/S, Class B (A)	6,801	152,009
Harboes Bryggeri A/S, Class B (A)	1,452	16,323
INVISIO AB	1,949	47,190
ISS A/S (A)	25,531	458,057
Jeudan A/S (A)	3,010	118,422
Jyske Bank A/S (A)	20,227	871,350
15	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Denmark (continued)
Matas A/S (A)	15,989	$211,322
Netcompany Group A/S (A)(D)	8,898	797,622
Nilfisk Holding A/S (A)	7,449	177,729
NKT A/S (A)	11,030	428,942
NNIT A/S (D)	4,314	73,270
North Media AS	1,803	27,894
Pandora A/S	17,778	1,725,984
Parken Sport & Entertainment A/S (A)	1,870	23,839
Per Aarsleff Holding A/S	6,442	288,029
Ringkjoebing Landbobank A/S	9,771	957,522
Rockwool International A/S, A Shares	520	173,124
Rockwool International A/S, B Shares	1,931	698,132
Royal Unibrew A/S	16,664	1,709,671
RTX A/S	2,997	90,084
Scandinavian Tobacco Group A/S (D)	22,645	420,353
Schouw & Company A/S	4,381	442,460
SimCorp A/S	13,331	1,618,764
Solar A/S, B Shares	2,213	160,980
Spar Nord Bank A/S (A)	31,557	328,037
Sydbank AS (A)	22,266	508,487
The Drilling Company of 1972 A/S (A)	1,938	77,017
Tivoli A/S (A)	691	79,714
Topdanmark AS	14,901	699,297
United International Enterprises, Ltd.	598	154,239
Vestjysk Bank A/S (A)	144,692	66,215
Zealand Pharma A/S (A)	9,861	312,403
Faeroe Islands 0.0%		25,786
BankNordik P/F (A)	953	25,786
Finland 2.6%		21,944,534
Adapteo OYJ (A)	16,395	183,812
Aktia Bank OYJ	19,949	216,434
Alma Media OYJ	11,325	119,124
Altia OYJ	5,312	70,505
Apetit OYJ	1,524	22,329
Aspo OYJ	5,505	58,472
Atria OYJ	6,047	83,401
BasWare OYJ (A)	2,688	111,744
Bittium OYJ	10,462	82,630
Cargotec OYJ, B Shares	16,105	848,437
Caverion OYJ	33,497	211,832
Citycon OYJ	21,062	190,826
Digia OYJ	7,562	67,927
Enento Group OYJ (A)(D)	5,041	193,538
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	16

	Shares	Value
Finland (continued)
Ferratum OYJ (A)	2,783	$21,662
Finnair OYJ (A)	239,993	208,436
Fiskars OYJ ABP	10,979	197,232
F-Secure OYJ (A)	33,411	149,272
HKScan OYJ, A Shares (A)	11,127	29,122
Huhtamaki OYJ	36,128	1,623,402
Ilkka-Yhtyma OYJ	9,901	58,666
Kemira OYJ	37,496	606,483
Kesko OYJ, A Shares	9,852	245,031
Kojamo OYJ	28,258	542,753
Konecranes OYJ	22,826	1,014,719
Lassila & Tikanoja OYJ	9,775	159,813
Lehto Group OYJ (A)	2,434	5,054
Metsa Board OYJ	72,722	807,991
Metso Outotec OYJ	209,868	2,358,026
Neles OYJ	40,518	500,388
Nokian Renkaat OYJ	47,202	1,670,201
Olvi OYJ, A Shares	4,942	266,649
Oriola OYJ, A Shares	8,342	21,417
Oriola OYJ, B Shares	42,174	102,748
Orion OYJ, Class A	8,076	341,292
Orion OYJ, Class B	34,310	1,407,508
Outokumpu OYJ (A)	82,558	403,176
Pihlajalinna OYJ (A)	643	8,270
Ponsse OYJ	4,062	163,915
QT Group OYJ (A)	2,996	292,302
Raisio OYJ, V Shares	50,080	221,725
Rapala VMC OYJ (A)	5,592	43,217
Raute OYJ, A Shares	728	19,757
Revenio Group OYJ	4,168	258,776
Sanoma OYJ	27,196	449,950
Teleste OYJ	3,860	23,073
Terveystalo OYJ (D)	13,715	189,703
TietoEVRY OYJ	27,429	847,989
Tikkurila OYJ	13,665	556,844
Tokmanni Group Corp.	16,285	354,162
Uponor OYJ	23,098	484,021
Vaisala OYJ, A Shares	6,527	255,145
Valmet OYJ	48,158	1,620,633
Wartsila OYJ ABP	54,907	630,447
YIT OYJ	57,337	322,553
France 3.9%		33,161,489
ABC arbitrage	1,457	13,069
17	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
AKWEL	4,639	$163,957
Albioma SA	10,388	507,545
ALD SA (D)	4,202	61,517
Altamir	5,040	138,662
Alten SA (A)	8,846	976,739
Assystem SA	2,731	82,831
Aubay	2,888	131,629
Axway Software SA	2,311	79,507
Bastide le Confort Medical	1,540	94,973
Beneteau SA (A)	17,098	254,382
Bigben Interactive (A)	4,952	116,962
Boiron SA	1,866	77,139
Bonduelle SCA (B)	7,695	183,549
Bourbon Corp. (A)(C)	1,464	0
Burelle SA	85	96,262
Casino Guichard Perrachon SA (A)	5,970	191,742
Catering International Services (A)	1,089	14,911
Cegedim SA (A)	1,780	48,999
CGG SA (A)	223,598	261,659
Chargeurs SA	6,225	168,252
Cie des Alpes	5,089	130,348
Cie Plastic Omnium SA (B)	20,563	734,111
Coface SA (A)	42,152	459,832
Derichebourg SA (A)	40,374	321,029
Electricite de Strasbourg SA	351	49,618
Elior Group SA (D)	30,983	251,658
Elis SA (A)	60,129	1,037,386
Eramet SA (A)(B)	2,120	156,144
Erytech Pharma SA (A)(B)	6,297	55,313
Etablissements Maurel et Prom SA (A)	16,287	37,148
Europcar Mobility Group (A)(B)(D)	141,317	47,042
Eutelsat Communications SA	72,423	874,116
Exel Industries SA, A Shares (A)	466	36,924
Faurecia SE	21,586	1,116,712
Fleury Michon SA	344	9,568
Fnac Darty SA (A)	7,145	433,482
Gaumont SA (A)	489	69,175
Gaztransport Et Technigaz SA	6,852	575,697
GEA	126	14,682
GL Events (A)(B)	4,616	59,761
Groupe Crit (A)	1,108	79,957
Guerbet	2,565	90,405
Haulotte Group SA	3,951	31,355
HEXAOM (A)	1,083	46,351
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	18

	Shares	Value
France (continued)
ID Logistics Group (A)	856	$217,562
Iliad SA	6,252	1,109,587
Imerys SA	12,891	662,728
Ipsen SA	1,194	101,664
IPSOS	16,827	651,753
Jacquet Metals SA (B)	5,053	103,840
JCDecaux SA (A)	23,094	547,039
Kaufman & Broad SA	6,402	282,726
Korian SA	22,659	787,344
Lagardere SCA (A)(B)	22,776	612,121
Laurent-Perrier	1,118	107,143
LDC SA	91	10,760
Lectra	9,297	317,163
Linedata Services	1,472	62,236
LISI	8,173	201,516
LNA Sante SA	2,041	110,748
Maisons du Monde SA (A)(D)	16,288	294,230
Manitou BF SA	5,055	162,592
Manutan International	906	81,110
Mersen SA (A)	7,462	256,411
METabolic EXplorer SA (A)	8,100	32,341
Metropole Television SA (A)	10,149	202,472
Neoen SA (A)(D)	3,781	220,248
Nexans SA (A)	13,619	1,058,412
Nexity SA	17,563	858,232
Nicox (A)	6,072	32,799
NRJ Group (A)	6,595	50,887
Oeneo SA (A)	4,715	61,614
OL Groupe SA (A)	3,929	10,121
Onxeo SA (A)	2,056	1,745
Orpea SA (A)	2,088	250,431
Pharmagest Interactive	98	11,591
Pierre Et Vacances SA (A)	765	11,098
Plastivaloire (A)	1,440	14,410
Quadient SA	14,118	321,503
Rallye SA (A)	5,107	43,353
Recylex SA (A)(C)	4,454	9,931
Rexel SA	106,897	2,002,284
Robertet SA (B)	199	230,612
Rothschild & Company (A)	15,152	539,283
Rubis SCA	27,650	1,269,242
Samse SA	285	53,341
Savencia SA (A)	1,977	146,876
SCOR SE	24,777	822,001
19	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Seche Environnement SA	2,029	$127,371
Societe BIC SA	9,132	512,933
Societe Marseillaise du Tunnel Prado-Carenage SA (A)	219	4,072
Societe pour l'Informatique Industrielle	2,435	71,458
SOITEC (A)	7,142	1,509,029
Solocal Group (A)	47,008	176,879
Somfy SA	2,344	389,957
Sopra Steria Group (A)	5,649	918,018
SPIE SA (A)	46,481	1,047,213
Stef SA	1,253	121,432
Synergie SA (A)(B)	3,330	119,709
Tarkett SA (A)	11,211	170,310
Television Francaise 1 (A)	20,913	182,119
Thermador Groupe	2,187	200,662
Tikehau Capital SCA	3,503	102,545
Trigano SA	3,138	589,259
Union Financiere de France BQE SA (A)	1,451	36,957
Valeo SA	5,249	185,510
Vallourec SA (A)(B)	2,042	98,925
Valneva SE (A)	10,004	133,465
Verallia SA (D)	364	13,360
Vetoquinol SA	1,228	138,396
Vicat SA	9,439	453,331
VIEL & Cie SA	6,888	49,926
Vilmorin & Cie SA	2,792	178,670
Virbac SA (A)	1,197	292,576
Vranken-Pommery Monopole SA (A)	923	20,207
Gabon 0.0%		40,043
Total Gabon	243	40,043
Georgia 0.0%		306,208
Bank of Georgia Group PLC (A)	16,076	222,630
Georgia Capital PLC (A)	10,443	73,497
TBC Bank Group PLC (A)	664	10,081
Germany 6.3%		54,013,223
1&1 Drillisch AG	17,524	496,122
7C Solarparken AG	10,995	54,767
Aareal Bank AG (A)	24,051	638,425
ADLER Group SA (A)(D)	7,360	208,554
ADVA Optical Networking SE (A)	18,599	204,905
AIXTRON SE (A)	30,137	684,722
All for One Group SE	784	58,420
Allgeier SE	2,876	84,001
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	20

	Shares	Value
Germany (continued)
Amadeus Fire AG (A)	332	$47,268
Atoss Software AG	1,254	243,302
Aurubis AG	14,134	1,232,975
Basler AG	1,070	112,351
Bauer AG (A)	5,204	68,182
BayWa AG	6,365	243,136
Bechtle AG	1,586	298,651
Bertrandt AG	2,555	138,291
bet-at-home.com AG	1,430	65,864
Bijou Brigitte AG (A)	1,764	49,184
Bilfinger SE (B)	12,863	455,411
Borussia Dortmund GmbH & Company KGaA (A)(B)	24,608	164,269
CANCOM SE	11,873	758,957
CECONOMY AG (A)	59,337	369,930
CENIT AG (A)	2,412	40,695
Cewe Stiftung & Company KGAA	2,238	293,441
Commerzbank AG (A)	206,334	1,351,828
CompuGroup Medical SE & Company KgaA	8,511	730,593
CropEnergies AG	9,512	128,879
CTS Eventim AG & Company KGaA (A)	20,506	1,396,796
Data Modul AG	635	36,869
Dermapharm Holding SE	1,014	71,974
Deutsche Beteiligungs AG	5,242	234,676
Deutsche EuroShop AG (A)	18,166	390,222
Deutsche Lufthansa AG (A)(B)	27,821	415,150
Deutsche Pfandbriefbank AG (A)(D)	59,817	652,363
Deutz AG (A)	50,335	368,962
DIC Asset AG	20,861	372,463
DMG Mori AG	1,788	90,286
Dr. Hoenle AG (B)	1,598	85,903
Draegerwerk AG & Company KGaA	1,433	106,570
Duerr AG	21,647	853,409
Eckert & Ziegler Strahlen- und Medizintechnik AG	5,329	366,038
Elmos Semiconductor SE	3,427	137,125
ElringKlinger AG (A)(B)	9,007	150,546
Encavis AG	10,718	226,030
Energiekontor AG	2,199	141,681
Evotec SE (A)	33,186	1,283,490
Fielmann AG (A)	7,017	553,119
First Sensor AG	2,622	129,787
FlatexDEGIRO AG (A)(B)	1,580	166,510
FORTEC Elektronik AG	601	12,695
Francotyp-Postalia Holding AG (A)	2,607	9,894
Fraport AG Frankfurt Airport Services Worldwide (A)	3,728	235,592
21	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
Freenet AG	49,050	$1,040,152
FUCHS PETROLUB SE	9,623	417,658
GEA Group AG	54,698	1,893,804
Gerresheimer AG	11,192	1,155,526
Gesco AG (B)	3,651	92,897
GFT Technologies SE	7,351	139,432
GRENKE AG (B)	1,808	75,955
H&R GmbH & Company KGaA (A)	8,359	56,327
Hamburger Hafen und Logistik AG	9,289	236,454
Hawesko Holding AG	828	42,686
Heidelberger Druckmaschinen AG (A)	90,943	132,288
Hella GmbH & Company KGaA (A)	13,544	801,901
HOCHTIEF AG (B)	5,413	483,741
HolidayCheck Group AG (A)	18,784	49,818
Hornbach Baumarkt AG	3,268	132,852
Hornbach Holding AG & Company KGaA	4,996	471,510
HUGO BOSS AG	19,098	723,931
Hypoport SE (A)	928	653,209
Indus Holding AG	8,822	354,971
Instone Real Estate Group AG (A)(D)	10,335	286,015
IVU Traffic Technologies AG	5,026	106,269
Jenoptik AG	21,055	677,128
JOST Werke AG (A)(D)	5,812	335,814
K+S AG	81,349	910,149
Kloeckner & Company SE (A)	27,626	293,844
Koenig & Bauer AG (A)	4,359	129,749
Krones AG (B)	6,111	515,694
KSB SE & Company KGaA	73	25,401
KWS Saat SE & Company KGaA (B)	4,300	377,562
LANXESS AG	31,231	2,318,111
Leifheit AG	4,376	226,338
Leoni AG (A)	12,042	163,450
LPKF Laser & Electronics AG	6,979	220,889
Manz AG (A)(B)	1,315	74,512
Mediclin AG (A)	8,179	44,761
Medigene AG (A)	6,493	30,102
METRO AG	55,933	613,977
MLP SE	30,880	236,534
Nagarro SE (A)	2,876	309,527
New Work SE	1,026	272,997
Nexus AG	6,223	405,626
Nordex SE (A)	31,647	849,773
Norma Group SE	14,871	705,435
OHB SE (A)	2,007	84,694
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	22

	Shares	Value
Germany (continued)
PATRIZIA AG	18,318	$498,687
Pfeiffer Vacuum Technology AG	2,347	452,253
PNE AG	27,801	253,126
Progress-Werk Oberkirch AG (A)	386	11,297
ProSiebenSat.1 Media SE (A)	74,809	1,527,398
PSI Software AG	4,102	147,806
q.beyond AG	47,970	122,316
R Stahl AG (A)	823	25,266
Rheinmetall AG	15,575	1,552,024
SAF-Holland SE (A)	22,781	339,289
Salzgitter AG (A)	18,335	547,863
Schaltbau Holding AG (A)	1,534	58,798
Secunet Security Networks AG (B)	439	139,023
SGL Carbon SE (A)	17,099	142,311
Siltronic AG (B)	7,643	1,276,457
Sixt SE (A)(B)	5,080	632,625
SMA Solar Technology AG (A)	5,354	343,921
Softing AG	2,069	13,870
Software AG	18,535	823,594
STRATEC SE	1,791	255,098
Stroeer SE & Company KGaA	10,603	951,179
Suedzucker AG	27,791	437,161
SUESS MicroTec SE (A)	7,325	206,377
Surteco Group SE (A)	2,163	67,657
Syzygy AG (A)	471	3,398
TAG Immobilien AG (A)	52,396	1,488,279
Takkt AG	15,103	212,681
Technotrans SE (A)	2,893	98,148
Tele Columbus AG (A)(D)	16,800	65,431
thyssenkrupp AG (A)	86,195	1,157,728
Traffic Systems SE	2,239	94,349
TUI AG (A)	43,657	264,395
United Internet AG	1,582	69,690
Varta AG (A)	2,439	335,615
VERBIO Vereinigte BioEnergie AG (B)	12,056	482,045
Vossloh AG (A)(B)	3,933	201,116
Wacker Chemie AG	6,099	790,552
Wacker Neuson SE (A)	13,709	277,321
Washtec AG (A)	4,114	242,382
Wuestenrot & Wuerttembergische AG	11,627	238,690
Zeal Network SE	2,472	122,015
zooplus AG (A)	669	163,256
23	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Gibraltar 0.0%		$461,677
888 Holdings PLC	111,653	461,677
Greece 0.0%		40
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	40
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		31,208
GronlandsBANKEN A/S (A)	313	31,208
Guernsey, Channel Islands 0.0%		264,164
Burford Capital, Ltd. (A)	22,804	194,589
Raven Property Group, Ltd. (A)	170,505	69,575
Hong Kong 2.3%		20,048,589
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aceso Life Science Group, Ltd. (A)	451,733	13,745
Aeon Credit Service Asia Company, Ltd.	60,000	41,749
Allied Group, Ltd.	360,000	145,684
APAC Resources, Ltd.	182,171	32,660
Apollo Future Mobility Group, Ltd. (A)	392,000	25,767
Applied Development Holdings, Ltd. (A)	555,000	10,850
Asia Financial Holdings, Ltd.	94,000	49,759
Asia Standard International Group, Ltd. (A)	236,000	31,640
Asiasec Properties, Ltd.	103,000	15,824
ASM Pacific Technology, Ltd.	39,900	553,887
Associated International Hotels, Ltd.	26,000	46,642
BOCOM International Holdings Company, Ltd.	346,000	62,867
BOE Varitronix, Ltd.	305,000	157,585
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	62,604
Build King Holdings, Ltd.	150,000	18,948
Burwill Holdings, Ltd. (A)(C)	1,216,000	11,131
Cafe de Coral Holdings, Ltd.	138,000	305,922
Cathay Pacific Airways, Ltd. (A)(B)	37,000	34,334
Century City International Holdings, Ltd.	452,000	26,197
CGN Mining Company, Ltd.	535,000	48,225
Chen Hsong Holdings	40,000	13,657
Chevalier International Holdings, Ltd.	45,524	57,220
China Baoli Technologies Holdings, Ltd. (A)(C)	517,500	5,284
China Best Group Holding, Ltd. (A)	140,000	6,668
China Display Optoelectronics Technology Holdings, Ltd. (A)	344,000	21,722
China Energy Development Holdings, Ltd. (A)	2,938,000	43,907
China Motor Bus Company, Ltd.	6,400	83,584
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	86,066
China Strategic Holdings, Ltd. (A)	4,597,500	95,431
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	24

	Shares	Value
Hong Kong (continued)
China Tonghai International Financial, Ltd. (A)	80,000	$1,976
Chinese Estates Holdings, Ltd.	183,500	97,716
Chinney Investments, Ltd.	36,000	7,891
Chong Hing Bank, Ltd.	80,000	102,308
Chow Sang Sang Holdings International, Ltd.	135,000	182,789
Chuang's China Investments, Ltd.	210,000	12,150
Chuang's Consortium International, Ltd.	340,021	46,117
CITIC Telecom International Holdings, Ltd.	608,000	196,786
CMBC Capital Holdings, Ltd.	630,000	12,504
CNQC International Holdings, Ltd.	85,000	8,000
Convenience Retail Asia, Ltd. (B)	130,000	11,395
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,178
Cowell e Holdings, Inc.	89,600	70,759
CSI Properties, Ltd.	1,976,333	62,456
Dah Sing Banking Group, Ltd.	150,448	164,978
Dah Sing Financial Holdings, Ltd.	66,744	215,747
Dickson Concepts International, Ltd.	63,500	34,047
Digital Domain Holdings, Ltd. (A)	1,000,000	10,967
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	76,893
Eagle Nice International Holdings, Ltd.	46,000	26,368
EcoGreen International Group, Ltd.	76,000	14,198
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd. (A)	1,143,000	25,188
Emperor Entertainment Hotel, Ltd.	185,000	30,024
Emperor International Holdings, Ltd.	508,250	68,911
Emperor Watch & Jewellery, Ltd. (A)	1,270,000	24,869
Energy International Investments Holdings, Ltd. (A)	700,000	8,127
ENM Holdings, Ltd. (A)	368,000	27,480
Esprit Holdings, Ltd. (A)	851,650	101,055
Fairwood Holdings, Ltd.	30,500	70,342
Far East Consortium International, Ltd.	585,918	210,240
First Pacific Company, Ltd.	714,000	234,245
First Shanghai Investments, Ltd. (A)	72,000	3,478
Fountain SET Holdings, Ltd.	188,000	23,020
Freeman FinTech Corp., Ltd. (A)(C)	260,000	603
GBA Holdings, Ltd. (A)	16,480,000	21,247
GDH Guangnan Holdings, Ltd.	108,000	9,864
Genting Hong Kong, Ltd. (A)	174,000	11,442
Giordano International, Ltd. (B)	535,708	106,966
Glorious Sun Enterprises, Ltd.	146,000	15,618
Gold Peak Industries Holdings, Ltd. (A)	90,000	7,428
Golden Resources Development International, Ltd.	298,000	24,577
Gold-Finance Holdings, Ltd. (A)(C)	214,000	1,986
25	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Good Resources Holdings, Ltd. (A)(C)	270,000	$2,959
Great Eagle Holdings, Ltd.	84,000	316,396
G-Resources Group, Ltd. (A)	10,684,800	73,014
Guotai Junan International Holdings, Ltd.	1,316,600	235,997
Haitong International Securities Group, Ltd.	981,288	302,339
Hang Lung Group, Ltd.	245,000	613,946
Hanison Construction Holdings, Ltd.	143,631	20,912
Harbour Centre Development, Ltd.	37,500	39,162
HKBN, Ltd.	140,000	203,242
HKR International, Ltd.	361,840	158,621
Hon Kwok Land Investment Company, Ltd.	64,000	22,549
Hong Kong Ferry Holdings Company, Ltd.	46,000	37,614
Hong Kong Television Network, Ltd., ADR (A)	1,717	62,327
Hongkong Chinese, Ltd.	224,000	20,206
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	33,211
Hutchison Port Holdings Trust	1,279,000	305,298
Hutchison Telecommunications Hong Kong Holdings, Ltd.	516,000	89,131
Hypebeast, Ltd. (A)	50,000	7,591
Hysan Development Company, Ltd.	195,000	832,419
I-CABLE Communications, Ltd. (A)	680,000	5,951
Imagi International Holdings, Ltd. (A)	117,281	13,169
International Housewares Retail Company, Ltd.	124,000	42,332
IPE Group, Ltd. (A)	220,000	20,994
IRC, Ltd. (A)	1,194,000	38,475
IT, Ltd. (A)	174,808	63,021
ITC Properties Group, Ltd.	136,252	20,923
Jacobson Pharma Corp., Ltd.	176,000	25,418
JBM Healthcare, Ltd. (A)	22,000	5,786
Johnson Electric Holdings, Ltd.	120,500	347,739
K Wah International Holdings, Ltd.	295,000	151,655
Kader Holdings Company, Ltd. (A)	248,000	14,238
Karrie International Holdings, Ltd.	130,000	23,955
Keck Seng Investments Hong Kong, Ltd.	19,000	7,651
Kerry Logistics Network, Ltd.	237,500	691,570
Kerry Properties, Ltd.	170,000	547,683
Kingmaker Footwear Holdings, Ltd.	54,000	6,459
Kingston Financial Group, Ltd.	174,000	14,367
Kowloon Development Company, Ltd.	126,000	143,568
Kwoon Chung Bus Holdings, Ltd. (A)	20,000	6,450
Lai Sun Development Company, Ltd. (A)	84,786	77,748
Lai Sun Garment International, Ltd. (A)	31,231	22,826
Landing International Development, Ltd. (A)	523,200	28,357
Landsea Green Properties Company, Ltd. (A)	404,000	28,126
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	26

	Shares	Value
Hong Kong (continued)
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	578,250	$92,390
Lerthai Group, Ltd. (A)(C)	18,000	2,065
Lifestyle International Holdings, Ltd. (A)	169,000	150,925
Lippo China Resources, Ltd.	1,028,000	16,064
Lippo, Ltd.	31,250	9,095
Liu Chong Hing Investment, Ltd.	76,000	74,409
Luk Fook Holdings International, Ltd.	144,000	365,194
Lung Kee Bermuda Holdings, Ltd.	48,000	16,678
Magnificent Hotel Investment, Ltd.	438,000	6,496
Mandarin Oriental International, Ltd. (A)	48,800	82,776
Mason Group Holdings, Ltd. (A)	9,029,000	45,451
Melco International Development, Ltd.	199,000	411,992
MH Development, Ltd. (A)(C)	124,000	18,545
Ming Fai International Holdings, Ltd.	41,000	4,015
Miramar Hotel & Investment	86,000	159,670
Modern Dental Group, Ltd.	135,000	25,587
Nameson Holdings, Ltd.	196,000	12,383
National Electronics Holdings	88,000	12,023
National United Resources Holdings, Ltd. (A)(C)	1,090,000	14,966
Neo-Neon Holdings, Ltd. (A)	134,000	8,465
NewOcean Energy Holdings, Ltd. (A)	336,000	28,564
Nissin Foods Company, Ltd.	13,000	10,518
NWS Holdings, Ltd.	302,000	341,044
Oriental Watch Holdings	134,378	46,041
Oshidori International Holdings, Ltd. (A)	1,807,200	149,274
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	2,096,000	520,858
Pacific Century Premium Developments, Ltd. (A)	32,400	3,467
Pacific Textiles Holdings, Ltd.	307,000	196,580
Pak Fah Yeow International, Ltd.	20,000	4,768
Paliburg Holdings, Ltd.	101,380	30,687
Paradise Entertainment, Ltd. (A)	176,000	20,417
PC Partner Group, Ltd. (A)	24,000	10,471
PCCW, Ltd.	763,773	438,034
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Shape Medical, Ltd.	172,000	104,913
Pico Far East Holdings, Ltd.	254,000	40,569
Playmates Holdings, Ltd.	640,000	71,778
Plover Bay Technologies, Ltd.	88,000	15,655
Polytec Asset Holdings, Ltd.	948,120	179,614
PT International Development Company, Ltd. (A)	453,327	13,706
Public Financial Holdings, Ltd.	126,000	32,967
PYI Corp., Ltd. (A)	267,360	12,741
27	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Regal Hotels International Holdings, Ltd.	117,200	$46,105
Regina Miracle International Holdings, Ltd. (D)	67,000	23,137
Renco Holdings Group, Ltd. (A)	102,000	2,776
Sa Sa International Holdings, Ltd. (A)	505,018	123,491
SAS Dragon Holdings, Ltd.	84,000	31,933
SEA Holdings, Ltd.	68,484	68,390
Shangri-La Asia, Ltd. (A)	312,000	319,193
Shenwan Hongyuan HK, Ltd.	120,000	17,277
Shun Ho Property Investments, Ltd.	7,227	1,305
Shun Tak Holdings, Ltd.	641,250	217,256
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	10,893
Sing Tao News Corp., Ltd. (A)	118,000	14,413
SITC International Holdings Company, Ltd.	374,000	982,520
SmarTone Telecommunications Holdings, Ltd.	73,089	46,232
Soundwill Holdings, Ltd.	39,500	47,039
Stella International Holdings, Ltd.	131,000	156,300
Summit Ascent Holdings, Ltd. (A)	130,000	13,909
Sun Hung Kai & Company, Ltd.	216,318	92,796
SUNeVision Holdings, Ltd.	173,000	175,055
TAI Cheung Holdings, Ltd.	115,000	77,738
Tan Chong International, Ltd.	63,000	16,467
Television Broadcasts, Ltd.	124,100	145,985
Texwinca Holdings, Ltd.	330,000	72,273
The Hongkong & Shanghai Hotels, Ltd.	188,023	189,666
The United Laboratories International Holdings, Ltd.	308,500	224,383
Theme International Holdings, Ltd. (A)	855,000	40,753
Tradelink Electronic Commerce, Ltd.	186,000	25,175
Transport International Holdings, Ltd.	95,878	186,544
Union Medical Healthcare, Ltd.	59,000	55,069
Up Energy Development Group, Ltd. (A)(C)	898,000	1,493
Upbest Group, Ltd.	8,000	813
Value Partners Group, Ltd.	159,000	105,126
Valuetronics Holdings, Ltd.	125,150	57,284
Vanke Overseas Investment Holding Company, Ltd.	35,000	11,965
Vedan International Holdings, Ltd.	168,000	16,238
Vitasoy International Holdings, Ltd.	176,000	775,180
VSTECS Holdings, Ltd.	310,400	278,344
VTech Holdings, Ltd.	58,600	491,055
Wai Kee Holdings, Ltd.	72,000	39,497
Wang On Group, Ltd.	1,780,000	15,584
Wealthking Investments, Ltd. (A)	376,000	41,741
Wing On Company International, Ltd.	28,000	62,953
Wing Tai Properties, Ltd.	118,000	63,143
YGM Trading, Ltd. (A)	22,000	6,801
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	28

	Shares	Value
Hong Kong (continued)
YT Realty Group, Ltd.	47,109	$10,650
Yue Yuen Industrial Holdings, Ltd.	237,500	505,805
Yunfeng Financial Group, Ltd. (A)	46,000	18,773
Zensun Enterprises, Ltd.	390,000	24,147
Zhaobangji Properties Holdings, Ltd. (A)	632,000	69,182
Ireland 0.6%		4,900,759
Bank of Ireland Group PLC (A)	215,337	869,875
C&C Group PLC (A)	110,133	395,785
Cairn Homes PLC (A)	123,293	134,708
COSMO Pharmaceuticals NV (A)	122	11,178
Datalex PLC (A)	4,124	2,653
FBD Holdings PLC (A)	8,155	72,354
Glanbia PLC	53,416	690,013
Grafton Group PLC (A)	86,201	1,192,374
Greencore Group PLC (A)	189,388	401,656
Hostelworld Group PLC (A)(D)	11,005	14,099
Irish Continental Group PLC	42,651	221,201
Permanent TSB Group Holdings PLC (A)	11,820	15,512
UDG Healthcare PLC (B)	81,694	879,351
Isle of Man 0.1%		993,524
Hansard Global PLC	11,952	7,582
Playtech PLC (A)	124,739	823,731
Strix Group PLC	45,890	162,211
Israel 1.4%		11,972,420
Adgar Investment and Development, Ltd.	21,013	35,353
Afcon Holdings, Ltd.	661	28,798
AFI Properties, Ltd. (A)	8,615	269,351
Africa Israel Residences, Ltd.	983	42,689
Airport City, Ltd. (A)	940	12,843
Allot, Ltd. (A)	12,253	180,444
Alrov Properties and Lodgings, Ltd. (A)	2,216	78,316
Arad, Ltd.	2,993	43,263
Ashtrom Group, Ltd.	15,559	285,486
Atreyu Capital Markets, Ltd.	3,104	44,827
AudioCodes, Ltd.	361	10,499
Avgol Industries 1953, Ltd. (A)	33,538	29,302
Azorim-Investment Development & Construction Company, Ltd. (A)	37,724	111,184
Bet Shemesh Engines Holdings 1997, Ltd. (A)	2,169	47,331
Big Shopping Centers, Ltd. (A)	1,867	187,385
Blue Square Real Estate, Ltd.	1,795	107,867
Brainsway, Ltd. (A)	5,096	22,144
Camtek, Ltd. (A)	8,218	227,946
29	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Carasso Motors, Ltd.	12,009	$50,006
Cellcom Israel, Ltd. (A)	31,945	126,661
Ceragon Networks, Ltd. (A)(B)	14,289	62,872
Clal Insurance Enterprises Holdings, Ltd. (A)	10,232	157,751
Compugen, Ltd. (A)	4,568	45,617
Danel Adir Yeoshua, Ltd.	1,822	281,801
Delek Automotive Systems, Ltd.	14,507	153,534
Delek Group, Ltd. (A)	241	10,705
Delta Galil Industries, Ltd.	3,337	82,143
Dor Alon Energy in Israel 1988, Ltd.	2,265	49,399
Duniec Brothers, Ltd.	677	21,263
Electra Consumer Products 1970, Ltd.	3,782	144,230
Electra Real Estate, Ltd.	8,261	63,042
Electra, Ltd.	618	324,923
Energix-Renewable Energies, Ltd.	1	3
Enlight Renewable Energy, Ltd. (A)	195,674	338,211
Equital, Ltd. (A)	8,530	200,261
First International Bank of Israel, Ltd.	1	16
FMS Enterprises Migun, Ltd. (A)	1,394	34,957
Formula Systems 1985, Ltd.	3,729	309,799
Fox Wizel, Ltd.	3,426	314,451
Gev-Yam Land, Ltd.	37,900	287,982
Gilat Satellite Networks, Ltd.	11,617	164,440
Gilat Satellite Networks, Ltd. (New York Stock Exchange)	759	10,603
Hadera Paper, Ltd. (A)	1,499	83,662
Ham-Let Israel-Canada, Ltd. (A)	2,259	40,959
Harel Insurance Investments & Financial Services, Ltd.	42,237	382,314
Hilan, Ltd.	5,426	239,066
IDI Insurance Company, Ltd.	2,800	99,479
IES Holdings, Ltd. (A)	762	49,359
Inrom Construction Industries, Ltd.	21,145	93,513
Israel Canada T.R., Ltd.	47,404	126,298
Israel Land Development - Urban Renewal, Ltd.	4,391	48,934
Isras Investment Company, Ltd.	541	99,681
Issta Lines, Ltd. (A)	1,677	26,431
Itamar Medical, Ltd. (A)	61,568	47,442
Kamada, Ltd. (A)	11,932	74,978
Kerur Holdings, Ltd.	2,256	60,048
Klil Industries, Ltd.	300	25,678
Levinstein Properties, Ltd.	1,350	28,271
Magic Software Enterprises, Ltd.	10,744	170,439
Malam - Team, Ltd.	326	86,224
Matrix IT, Ltd.	12,240	269,358
Maytronics, Ltd.	15,723	250,764
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	30

	Shares	Value
Israel (continued)
Mediterranean Towers, Ltd.	29,603	$84,566
Mega Or Holdings, Ltd.	6,183	181,131
Mehadrin, Ltd. (A)	167	6,986
Meitav Dash Investments, Ltd.	9,168	50,203
Menora Mivtachim Holdings, Ltd.	11,021	210,302
Migdal Insurance & Financial Holdings, Ltd. (A)	140,977	150,527
Minrav Holdings, Ltd. (A)	126	25,899
Mivne Real Estate KD, Ltd.	71,013	163,943
Mivtach Shamir Holdings, Ltd. (A)	1,455	45,173
Mizrahi Tefahot Bank, Ltd.	1	16
Naphtha Israel Petroleum Corp., Ltd. (A)	14,316	64,127
Nawi Brothers, Ltd.	6,442	36,010
Neto ME Holdings, Ltd.	616	25,072
Nova Measuring Instruments, Ltd. (A)	6,849	569,302
Novolog, Ltd.	61,707	53,186
NR Spuntech Industries, Ltd.	7,555	19,602
Oil Refineries, Ltd. (A)	526,893	113,530
One Software Technologies, Ltd.	1,189	150,161
Partner Communications Company, Ltd. (A)	53,105	267,078
Paz Oil Company, Ltd.	3,404	316,524
Perion Network, Ltd. (A)	7,639	159,927
Plasson Industries, Ltd.	1,357	68,932
Pluristem Therapeutics, Inc. (A)	1,728	11,315
Plus500, Ltd.	30,141	577,373
Priortech, Ltd.	2,125	42,284
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,696	172,854
Scope Metals Group, Ltd.	2,885	63,322
Shikun & Binui, Ltd. (A)	16,490	96,157
Summit Real Estate Holdings, Ltd. (A)	15,438	220,777
Suny Cellular Communication, Ltd. (A)	18,682	6,026
Tadiran Holdings, Ltd.	1,091	102,514
Telsys	1,590	67,111
The Phoenix Holdings, Ltd. (A)	47,349	367,236
Tower Semiconductor, Ltd. (A)	1	19
Victory Supermarket Chain, Ltd. (B)	2,484	56,262
YH Dimri Construction & Development, Ltd.	2,839	124,377
Italy 3.4%		28,683,297
A2A SpA	556,358	933,303
ACEA SpA	18,547	364,066
Aeffe SpA (A)	24,188	32,587
Amplifon SpA (A)	12,131	482,538
Anima Holding SpA (D)	103,438	495,514
Aquafil SpA (A)	2,427	15,509
31	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Arnoldo Mondadori Editore SpA (A)	41,391	$78,038
Ascopiave SpA	25,679	110,916
Autogrill SpA (A)(B)	46,822	301,875
Autostrade Meridionali SpA (A)	562	18,944
Avio SpA (A)	6,136	89,558
Azimut Holding SpA	34,689	794,602
B&C Speakers SpA (A)	959	13,342
Banca Carige SpA (A)(C)	14,180	23
Banca Farmafactoring SpA (D)	46,719	306,297
Banca Generali SpA	18,679	635,517
Banca IFIS SpA	9,421	119,602
Banca Mediolanum SpA	35,508	308,646
Banca Monte dei Paschi di Siena SpA (A)	1,513	2,204
Banca Popolare di Sondrio SCPA (A)	194,501	559,154
Banca Profilo SpA	121,842	34,805
Banca Sistema SpA (A)(B)(D)	23,962	55,663
Banco BPM SpA (A)(B)	532,763	1,363,068
Banco di Desio e della Brianza SpA	13,389	40,986
Be Shaping The Future SpA	26,372	43,974
Biesse SpA (A)	2,900	76,446
BPER Banca	303,316	663,265
Brunello Cucinelli SpA (A)	12,373	509,133
Buzzi Unicem SpA	36,101	910,082
Cairo Communication SpA (A)	32,522	54,514
Carel Industries SpA (D)	6,235	129,205
Cementir Holding NV	19,485	186,728
Cerved Group SpA (A)	68,028	551,260
CIR SpA-Compagnie Industriali (A)	340,106	201,476
Credito Emiliano SpA (A)	37,888	215,708
Credito Valtellinese SpA (A)	23,131	335,081
Danieli & C Officine Meccaniche SpA (B)	5,463	114,692
Danieli & C Officine Meccaniche SpA, Savings Shares	9,256	122,778
De' Longhi SpA	23,409	864,990
DeA Capital SpA (A)(B)	39,171	58,870
Elica SpA (A)	10,005	38,904
Emak SpA (A)	28,372	40,473
ERG SpA	21,203	605,337
Esprinet SpA (A)	17,722	225,550
Eurotech SpA (A)(B)	9,022	51,152
Fiera Milano SpA	7,710	26,089
Fila SpA (A)	2,736	30,202
Fincantieri SpA (A)(B)	193,472	160,141
FNM SpA (A)(B)	72,366	47,754
Freni Brembo SpA (A)	54,301	704,895
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	32

	Shares	Value
Italy (continued)
Gefran SpA (A)	1,600	$11,810
Geox SpA (A)(B)	22,422	20,826
Gruppo MutuiOnline SpA	10,709	506,452
Guala Closures SpA (A)(B)	13,049	129,825
Hera SpA	291,702	1,035,387
IMMSI SpA (A)	75,963	42,136
Intek Group SpA (A)	66,972	29,881
Interpump Group SpA	22,668	1,038,669
Iren SpA	229,342	566,567
Italgas SpA	172,930	1,016,615
Italmobiliare SpA	6,199	198,151
Juventus Football Club SpA (A)(B)	130,865	130,700
La Doria SpA	3,655	61,965
Leonardo SpA (B)	136,211	1,086,421
LU-VE SpA	2,562	48,832
Maire Tecnimont SpA (A)(B)	49,836	129,770
Mediaset SpA (A)	170,993	482,728
Mediobanca Banca di Credito Finanziario SpA (A)	91,840	953,660
Openjobmetis SpA Agenzia per il Lavoro	4,189	38,986
OVS SpA (A)(D)	59,149	79,996
Piaggio & C SpA	72,749	275,036
Pirelli & C. SpA (A)(D)	130,223	748,760
Prima Industrie SpA (A)	1,462	27,506
Prysmian SpA	29,754	955,731
RAI Way SpA (D)	34,478	189,113
Reno de Medici SpA (B)	86,273	108,905
Reply SpA	7,894	914,280
Rizzoli Corriere Della Sera Mediagroup SpA (A)(B)	44,608	32,408
Sabaf SpA	2,928	66,142
Safilo Group SpA (A)	16,568	18,720
Saipem SpA	162,309	454,042
Saras SpA (A)(B)	186,965	145,459
Servizi Italia SpA	3,687	9,958
Sesa SpA (A)	2,556	346,913
Sogefi SpA (A)	10,059	15,711
SOL SpA	9,408	171,001
Tamburi Investment Partners SpA	47,010	397,076
Technogym SpA (A)(D)	36,463	396,938
Tinexta SpA (A)	8,122	201,260
Tod's SpA (A)(B)	2,411	76,727
TXT e-solutions SpA (A)	3,737	31,573
Unieuro SpA (A)(D)	5,335	100,929
Unipol Gruppo SpA	159,150	825,087
UnipolSai Assicurazioni SpA	50,785	147,215
33	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Webuild SpA (B)	63,047	$118,315
Wiit SpA	152	28,438
Zignago Vetro SpA	8,446	145,221
Japan 20.9%		178,430,368
A&D Company, Ltd.	6,900	74,654
Abist Company, Ltd.	1,300	36,178
Access Company, Ltd. (A)	6,400	49,207
Achilles Corp.	5,800	79,087
AD Works Group Company, Ltd.	10,540	15,427
Adastria Company, Ltd.	10,040	189,311
ADEKA Corp.	30,791	518,742
Ad-sol Nissin Corp.	2,800	69,486
Advan Company, Ltd.	9,100	88,910
Advance Create Company, Ltd.	1,600	26,735
Advanex, Inc.	1,000	15,300
Advantage Risk Management Company, Ltd.	1,800	12,825
Adventure, Inc.	600	32,029
Aeon Delight Company, Ltd.	5,800	173,393
Aeon Fantasy Company, Ltd. (B)	3,300	79,148
AEON Financial Service Company, Ltd.	5,700	73,509
Aeon Hokkaido Corp.	7,700	82,019
Aeria, Inc.	4,300	21,049
AFC-HD AMS Life Science Company, Ltd.	1,800	16,531
Agro-Kanesho Company, Ltd.	900	13,222
Ahresty Corp. (A)	9,400	34,716
Ai Holdings Corp.	12,200	228,533
Aichi Corp.	14,200	113,820
Aichi Steel Corp.	4,600	134,399
Aichi Tokei Denki Company, Ltd.	1,100	44,802
Aida Engineering, Ltd.	19,500	164,758
Aiful Corp. (A)	123,000	325,077
Ain Holdings, Inc.	200	12,948
Ainavo Holdings Company, Ltd.	2,400	23,861
Aiphone Company, Ltd.	4,600	75,520
Airport Facilities Company, Ltd.	11,800	58,833
Aisan Industry Company, Ltd.	15,100	80,511
Aizawa Securities Company, Ltd.	13,700	108,138
Ajis Company, Ltd.	1,600	58,982
Akatsuki Corp.	6,800	24,364
Akatsuki, Inc.	2,200	85,944
Akebono Brake Industry Company, Ltd. (A)(B)	25,300	40,141
Albis Company, Ltd.	2,200	49,474
Alconix Corp.	8,400	124,926
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	34

	Shares	Value
Japan (continued)
Alinco, Inc.	5,400	$48,849
Alpen Company, Ltd.	5,400	114,813
Alpha Corp.	2,500	24,618
AlphaPolis Company, Ltd. (A)	1,100	29,764
Alps Logistics Company, Ltd.	6,000	55,395
Altech Corp.	5,730	107,140
Amano Corp.	15,200	342,660
Amiyaki Tei Company, Ltd.	2,000	55,385
Amuse, Inc.	2,300	57,455
Anabuki Kosan, Inc.	1,000	16,101
Anest Iwata Corp.	12,200	113,391
AOI Electronics Company, Ltd.	1,600	33,653
AOI TYO Holdings, Inc.	10,110	48,729
AOKI Holdings, Inc.	15,600	100,596
Aoyama Trading Company, Ltd. (A)	15,100	116,729
Aoyama Zaisan Networks Company, Ltd.	2,200	32,982
Aozora Bank, Ltd.	9,200	195,585
Apaman Company, Ltd.	3,100	16,940
Arakawa Chemical Industries, Ltd.	7,200	83,027
Arata Corp.	5,400	227,566
Araya Industrial Company, Ltd.	1,200	16,466
Arcland Sakamoto Company, Ltd.	9,900	142,263
Arcland Service Holdings Company, Ltd.	5,300	105,545
Arcs Company, Ltd.	15,284	316,131
Ardepro Company, Ltd.	60,800	30,432
Arealink Company, Ltd.	5,200	51,650
Argo Graphics, Inc.	5,500	151,787
Arisawa Manufacturing Company, Ltd.	12,600	114,763
ARTERIA Networks Corp.	900	13,113
Artnature, Inc.	6,300	39,173
ArtSpark Holdings, Inc.	500	8,376
Asahi Broadcasting Group Holdings Corp.	4,000	26,604
Asahi Company, Ltd.	5,200	72,312
Asahi Diamond Industrial Company, Ltd.	23,100	107,842
Asahi Holdings, Inc.	13,100	490,840
Asahi Kogyosha Company, Ltd.	1,700	47,878
Asahi Net, Inc.	6,800	50,627
Asahi Printing Company, Ltd.	3,100	27,136
ASAHI YUKIZAI Corp.	6,100	83,792
Asante, Inc.	2,700	44,312
Asanuma Corp.	2,700	116,558
Asax Company, Ltd.	4,100	28,342
Ashimori Industry Company, Ltd.	1,599	15,611
Asia Pile Holdings Corp.	11,600	56,416
35	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
ASKA Pharmaceutical Company, Ltd.	8,200	$103,382
ASKUL Corp.	2,000	66,402
Asti Corp.	700	12,297
Asukanet Company, Ltd.	2,200	21,637
Ateam, Inc.	5,100	72,919
Atom Corp.	26,000	234,220
Atsugi Company, Ltd.	6,700	34,220
Aucnet, Inc.	1,000	12,423
Autobacs Seven Company, Ltd.	24,900	332,806
Avant Corp.	7,100	92,846
Avantia Company, Ltd.	5,700	44,503
Avex, Inc.	13,100	183,551
Axell Corp.	1,700	12,211
Axial Retailing, Inc.	5,800	248,513
Axyz Company, Ltd.	500	15,364
Azia Company, Ltd.	1,000	15,690
Bando Chemical Industries, Ltd.	13,800	92,559
Bank of the Ryukyus, Ltd.	15,300	111,485
Baroque Japan, Ltd.	2,500	17,939
Beaglee, Inc. (A)	1,800	23,601
Beauty Garage, Inc.	100	2,176
Beenos, Inc.	2,400	52,186
Belc Company, Ltd.	3,400	173,608
Bell System24 Holdings, Inc.	10,500	170,004
Belluna Company, Ltd.	18,600	181,334
Benesse Holdings, Inc.	2,400	48,655
BeNEXT Group, Inc. (B)	7,300	100,105
Bic Camera, Inc.	14,000	152,533
Biofermin Pharmaceutical Company, Ltd.	2,100	49,683
B-Lot Company, Ltd.	3,000	18,243
BML, Inc.	8,100	268,514
Bookoff Group Holdings, Ltd.	2,900	24,140
Bourbon Corp.	1,500	30,218
BP Castrol KK	2,600	30,002
Br. Holdings Corp.	9,900	58,639
BrainPad, Inc. (A)	1,300	65,665
Broadleaf Company, Ltd.	34,700	162,081
Bull-Dog Sauce Company, Ltd.	2,800	66,478
Bunka Shutter Company, Ltd.	19,500	182,963
Business Brain Showa-Ota, Inc.	1,600	26,934
C Uyemura & Company, Ltd.	2,200	153,748
CAC Holdings Corp.	5,500	71,111
Can Do Company, Ltd.	3,800	66,487
Canare Electric Company, Ltd.	1,500	24,343
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	36

	Shares	Value
Japan (continued)
Canon Electronics, Inc.	8,900	$135,928
Career Design Center Company, Ltd.	2,500	23,368
Carenet, Inc.	700	29,412
Carlit Holdings Company, Ltd.	7,200	47,002
Casa, Inc.	1,000	9,335
Cawachi, Ltd.	5,500	147,777
Central Automotive Products, Ltd.	3,600	87,774
Central Glass Company, Ltd.	12,286	255,774
Central Security Patrols Company, Ltd.	3,200	101,181
Central Sports Company, Ltd.	2,400	56,136
Ceres, Inc.	2,700	99,911
Charm Care Corp. KK	5,400	68,483
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	100,581
Chino Corp.	2,500	32,061
Chiyoda Company, Ltd.	8,800	80,662
Chiyoda Integre Company, Ltd.	4,500	73,076
Chodai Company, Ltd.	2,800	40,725
Chofu Seisakusho Company, Ltd.	7,900	152,507
Chori Company, Ltd.	5,300	76,040
Chubu Shiryo Company, Ltd.	7,800	101,464
Chudenko Corp.	11,600	239,468
Chuetsu Pulp & Paper Company, Ltd.	4,200	46,504
Chugai Ro Company, Ltd.	2,400	45,662
Chugoku Marine Paints, Ltd.	14,000	119,155
Chuo Gyorui Company, Ltd.	300	8,128
Chuo Spring Company, Ltd.	1,600	45,096
Chuo Warehouse Company, Ltd.	2,600	29,136
CI Takiron Corp.	16,400	102,281
Citizen Watch Company, Ltd.	102,200	371,041
CK-San-Etsu Company, Ltd.	800	28,574
Cleanup Corp.	9,700	45,886
CMC Corp.	800	16,094
CMIC Holdings Company, Ltd.	2,500	38,490
CMK Corp.	21,600	85,031
cocokara fine, Inc.	5,730	399,525
Colowide Company, Ltd.	5,900	112,875
Comany, Inc.	1,000	9,877
Computer Engineering & Consulting, Ltd.	10,200	135,367
Computer Institute of Japan, Ltd.	5,100	40,499
Comture Corp.	8,100	206,518
CONEXIO Corp.	6,300	80,494
Core Corp.	2,100	28,474
Corona Corp.	7,000	61,380
Cosel Company, Ltd.	10,500	106,477
37	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Cosmo Energy Holdings Company, Ltd.	22,400	$540,938
Cosmos Initia Company, Ltd.	6,900	25,674
Cota Company, Ltd.	5,541	89,922
Create Medic Company, Ltd.	2,400	21,905
Create Restaurants Holdings, Inc. (A)(B)	26,900	213,530
Create SD Holdings Company, Ltd.	1,900	57,751
Credit Saison Company, Ltd.	8,300	104,414
Creek & River Company, Ltd.	4,600	54,638
Cresco, Ltd.	5,800	79,136
CTI Engineering Company, Ltd.	4,600	100,627
CTS Company, Ltd.	9,900	77,166
Cube System, Inc.	2,300	23,585
Curves Holdings Company, Ltd.	15,800	148,379
Cyber Com Company, Ltd.	900	12,965
Cybernet Systems Company, Ltd.	6,300	48,095
Cyberstep, Inc.	1,100	7,565
Cybozu, Inc.	6,600	144,937
Dai Nippon Toryo Company, Ltd.	8,600	73,031
Daibiru Corp.	18,100	217,069
Dai-Dan Company, Ltd.	5,100	129,156
Daido Kogyo Company, Ltd.	3,900	28,272
Daido Metal Company, Ltd.	16,300	83,409
Daido Steel Company, Ltd.	9,600	399,525
Daihatsu Diesel Manufacturing Company, Ltd.	11,100	46,747
Daihen Corp.	6,500	277,460
Daiho Corp.	6,700	232,740
Dai-Ichi Cutter Kogyo KK	1,200	14,941
Daiichi Jitsugyo Company, Ltd.	3,300	127,940
Daiichi Kensetsu Corp.	800	13,608
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	65,956
Daiichikosho Company, Ltd.	5,100	203,991
Daiken Corp.	4,800	88,300
Daiken Medical Company, Ltd.	2,900	15,288
Daiki Aluminium Industry Company, Ltd.	12,400	91,180
Daiki Axis Company, Ltd.	1,500	13,324
Daiko Denshi Tsushin, Ltd.	2,000	10,450
Daikoku Denki Company, Ltd.	3,600	31,938
Daikokutenbussan Company, Ltd.	1,700	93,798
Daikyonishikawa Corp.	16,500	114,076
Dainichi Company, Ltd.	5,000	38,350
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,000	108,395
Daiohs Corp.	1,700	15,455
Daiseki Company, Ltd.	14,400	453,476
Daishi Hokuetsu Financial Group, Inc.	13,900	308,324
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	38

	Shares	Value
Japan (continued)
Daishinku Corp.	2,600	$62,589
Daisue Construction Company, Ltd.	2,300	18,928
Daito Pharmaceutical Company, Ltd.	4,450	138,082
Daitron Company, Ltd.	4,500	61,037
Daiwa Industries, Ltd.	13,300	126,701
Daiwabo Holdings Company, Ltd.	6,400	478,800
DCM Holdings Company, Ltd.	43,020	425,325
Dear Life Company, Ltd.	6,600	26,087
Delica Foods Holdings Company, Ltd.	1,800	10,548
DeNA Company, Ltd.	6,200	122,507
Densan System Company, Ltd.	2,200	64,805
Denyo Company, Ltd.	6,300	119,542
Dexerials Corp.	18,700	272,668
Digital Arts, Inc.	4,000	367,695
Digital Garage, Inc.	6,400	245,717
Digital Hearts Holdings Company, Ltd.	3,200	40,708
Digital Information Technologies Corp.	1,800	29,707
Dip Corp. (B)	8,400	230,636
DKK Company, Ltd.	4,400	117,683
DKK-Toa Corp.	1,100	8,437
DKS Company, Ltd.	3,000	102,528
DMG Mori Company, Ltd.	37,400	566,606
Doshisha Company, Ltd.	9,500	157,960
Double Standard, Inc.	400	14,906
Doutor Nichires Holdings Company, Ltd.	12,493	190,465
Dowa Holdings Company, Ltd.	9,000	357,458
Dream Incubator, Inc. (A)	3,000	33,343
Drecom Company, Ltd. (A)	4,400	33,776
DTS Corp.	15,300	334,742
Duskin Company, Ltd.	14,000	358,687
Dvx, Inc.	1,200	11,922
DyDo Group Holdings, Inc.	3,400	161,912
Dynic Corp.	2,300	17,495
Eagle Industry Company, Ltd.	11,000	112,373
Earth Corp.	4,100	226,175
EAT&HOLDINGS Company, Ltd.	1,800	30,424
Ebara Foods Industry, Inc.	1,600	40,105
Ebara Jitsugyo Company, Ltd.	2,200	97,227
Ebase Company, Ltd.	6,600	53,705
EBook Initiative Japan Company, Ltd. (A)	800	17,441
Eco's Company, Ltd.	2,900	49,471
EDION Corp.	30,000	301,354
EF-ON, Inc.	6,680	62,983
eGuarantee, Inc.	8,700	170,462
39	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
E-Guardian, Inc.	2,900	$82,196
Eidai Company, Ltd.	12,000	33,781
Eiken Chemical Company, Ltd.	10,700	204,541
Eizo Corp.	5,700	198,022
Elan Corp.	8,200	101,687
Elecom Company, Ltd.	3,500	154,502
Elematec Corp.	6,800	60,395
EM Systems Company, Ltd.	700	5,534
Endo Lighting Corp.	3,000	17,002
Enigmo, Inc.	6,700	72,907
en-japan, Inc.	8,300	250,283
Enomoto Company, Ltd.	900	15,492
Enplas Corp.	2,600	107,988
Enshu, Ltd.	1,800	15,406
Entrust, Inc.	3,300	21,480
EPCO Company, Ltd.	700	5,873
EPS Holdings, Inc.	13,200	140,669
eRex Company, Ltd.	8,000	130,601
ES-Con Japan, Ltd.	12,100	86,161
Escrow Agent Japan, Inc.	4,000	11,525
Eslead Corp.	3,700	55,041
ESPEC Corp.	7,400	126,257
Exedy Corp.	10,100	154,904
Extreme Company, Ltd.	700	7,665
F&M Company, Ltd.	1,500	23,049
Faith, Inc.	3,110	22,840
FALCO HOLDINGS Company, Ltd.	3,200	46,693
FAN Communications, Inc.	19,900	72,959
FCC Company, Ltd.	13,400	215,702
FDK Corp. (A)(B)	5,300	68,746
Feed One Company, Ltd.	8,108	67,430
Felissimo Corp.	1,900	23,607
Fenwal Controls of Japan, Ltd.	700	9,735
Ferrotec Holdings Corp.	14,100	282,306
FFRI Security, Inc. (A)	600	11,638
FIDEA Holdings Company, Ltd.	65,406	75,970
Financial Products Group Company, Ltd.	24,400	145,919
FINDEX, Inc.	3,900	41,852
First Brothers Company, Ltd.	900	7,995
First Juken Company, Ltd.	3,400	34,573
First-corp, Inc.	2,000	12,828
Fixstars Corp.	4,000	35,216
FJ Next Company, Ltd.	7,600	78,508
Focus Systems Corp.	2,900	25,163
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	40

	Shares	Value
Japan (continued)
Forval Corp.	1,600	$12,669
Foster Electric Company, Ltd.	9,200	108,128
France Bed Holdings Company, Ltd.	8,800	77,260
Freebit Company, Ltd.	3,500	31,753
Freund Corp.	3,000	21,680
F-Tech, Inc.	5,900	36,066
FTGroup Company, Ltd.	3,000	40,463
Fudo Tetra Corp.	6,820	117,575
Fuji Company, Ltd.	7,600	129,633
Fuji Corp. (Aichi)	10,700	253,001
Fuji Corp. (Miyagi)	1,900	39,336
Fuji Corp., Ltd.	11,900	73,496
Fuji Die Company, Ltd.	1,000	6,154
Fuji Kyuko Company, Ltd. (B)	1,800	93,321
Fuji Oil Company, Ltd. (A)	24,900	49,627
Fuji Pharma Company, Ltd.	6,400	73,581
Fuji Seal International, Inc.	15,200	313,625
Fuji Soft, Inc.	6,600	327,755
Fujibo Holdings, Inc.	3,700	140,194
Fujicco Company, Ltd.	7,900	141,722
Fujikura Composites, Inc.	6,700	28,085
Fujikura Kasei Company, Ltd.	12,600	61,802
Fujikura, Ltd. (A)	86,500	420,046
Fujimori Kogyo Company, Ltd.	5,300	211,921
Fujisash Company, Ltd.	45,100	33,972
Fujishoji Company, Ltd.	2,400	19,537
Fujitec Company, Ltd.	11,500	264,571
Fujiya Company, Ltd.	3,900	82,798
FuKoKu Company, Ltd.	3,000	18,895
Fukuda Corp.	2,200	102,889
Fukuda Denshi Company, Ltd.	1,100	84,771
Fukui Computer Holdings, Inc.	3,300	104,409
Fukushima Galilei Company, Ltd.	4,800	179,081
Fukuyama Transporting Company, Ltd.	3,600	141,410
FULLCAST Holdings Company, Ltd.	7,000	128,071
Funai Electric Company, Ltd. (A)	9,500	41,828
Funai Soken Holdings, Inc.	12,830	263,144
Furukawa Company, Ltd.	12,700	156,443
Furukawa Electric Company, Ltd.	24,400	641,847
Furuno Electric Company, Ltd.	9,700	96,545
Furusato Industries, Ltd.	4,000	48,673
Furuya Metal Company, Ltd.	700	43,981
Furyu Corp.	4,800	49,721
Fuso Chemical Company, Ltd.	7,000	253,027
41	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Fuso Pharmaceutical Industries, Ltd.	2,500	$59,315
Futaba Corp.	14,757	129,266
Futaba Industrial Company, Ltd.	23,200	115,090
Future Corp.	7,200	120,135
Fuyo General Lease Company, Ltd.	6,400	426,078
G-7 Holdings, Inc.	4,200	94,153
GA Technologies Company, Ltd. (A)	1,200	29,415
Gakken Holdings Company, Ltd.	7,300	109,253
Gakkyusha Company, Ltd.	2,400	29,922
Gakujo Company, Ltd.	1,300	17,032
GCA Corp.	7,500	53,379
Gecoss Corp.	6,500	55,498
Genki Sushi Company, Ltd.	2,100	51,066
Genky DrugStores Company, Ltd.	3,000	93,329
Geo Holdings Corp.	13,300	149,651
Giken, Ltd.	5,500	266,464
GL Sciences, Inc.	2,800	62,490
GLOBERIDE, Inc.	2,600	100,236
Glory, Ltd.	13,800	303,125
Glosel Company, Ltd.	4,400	19,968
GMO Financial Holdings, Inc.	18,300	159,804
GMO GlobalSign Holdings KK	1,300	91,296
Godo Steel, Ltd.	4,700	88,613
Goldcrest Company, Ltd.	7,870	124,147
Golf Digest Online, Inc.	2,700	29,360
Good Com Asset Company, Ltd.	1,600	22,913
Grace Technology, Inc.	2,200	110,701
Grandy House Corp.	5,700	24,659
Gree, Inc.	40,000	208,692
GS Yuasa Corp.	16,200	481,974
GSI Creos Corp.	1,100	26,914
G-Tekt Corp.	9,900	130,134
Gun-Ei Chemical Industry Company, Ltd.	1,900	44,669
GungHo Online Entertainment, Inc.	2,400	49,152
Gunze, Ltd.	6,300	215,809
H.U. Group Holdings, Inc.	18,900	586,784
H2O Retailing Corp.	33,000	272,746
HABA Laboratories, Inc.	700	29,081
Hagihara Industries, Inc.	5,300	70,618
Hagiwara Electric Holdings Company, Ltd.	3,100	72,847
Hakudo Company, Ltd.	3,200	41,197
Hakuto Company, Ltd.	6,200	72,253
Halows Company, Ltd.	2,600	68,541
Hamakyorex Company, Ltd.	6,300	188,466
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	42

	Shares	Value
Japan (continued)
Hamee Corp.	1,000	$15,243
Handsman Company, Ltd.	1,300	21,655
Hanwa Company, Ltd.	12,700	332,340
Happinet Corp.	6,900	96,737
Hard Off Corp. Company, Ltd.	3,900	29,881
Harima Chemicals Group, Inc.	6,000	51,220
Haruyama Holdings, Inc.	2,700	17,830
Hayashikane Sangyo Company, Ltd.	1,900	11,066
Hazama Ando Corp.	68,500	514,561
Heiwa Corp.	17,300	262,268
Heiwa Real Estate Company, Ltd.	12,400	404,202
Heiwado Company, Ltd.	11,300	207,397
Helios Techno Holding Company, Ltd.	6,400	19,972
Hibino Corp.	700	10,133
Hibiya Engineering, Ltd.	7,000	121,982
HI-LEX Corp.	8,000	130,206
Himaraya Company, Ltd.	1,700	14,568
Hinokiya Group Company, Ltd.	100	2,031
Hioki EE Corp.	3,700	127,325
Hirakawa Hewtech Corp.	3,600	39,121
Hiramatsu, Inc. (A)	16,400	28,017
Hirano Tecseed Company, Ltd.	2,700	67,223
Hirogin Holdings, Inc.	84,200	496,803
Hirose Tusyo, Inc.	600	11,707
Hiroshima Gas Company, Ltd.	16,200	57,348
HIS Company, Ltd. (A)(B)	12,200	292,134
Hisaka Works, Ltd.	10,600	83,130
Hitachi Zosen Corp.	62,580	399,842
Hito Communications Holdings, Inc.	1,300	24,592
Hochiki Corp.	5,500	66,087
Hodogaya Chemical Company, Ltd.	2,300	103,379
Hogy Medical Company, Ltd.	7,800	223,363
Hokkaido Coca-Cola Bottling Company, Ltd.	500	18,610
Hokkaido Electric Power Company, Inc.	68,100	286,247
Hokkaido Gas Company, Ltd.	5,600	82,773
Hokkan Holdings, Ltd.	2,600	34,867
Hokko Chemical Industry Company, Ltd.	7,600	71,000
Hokuetsu Corp.	39,200	188,462
Hokuetsu Industries Company, Ltd.	9,000	92,592
Hokuhoku Financial Group, Inc.	47,500	430,221
Hokuriku Electric Industry Company, Ltd.	3,100	26,302
Hokuriku Electric Power Company	61,000	379,499
Hokuriku Electrical Construction Company, Ltd.	4,700	52,371
Hokuto Corp.	7,900	157,115
43	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Honda Tsushin Kogyo Company, Ltd.	8,400	$39,646
H-One Company, Ltd.	7,700	53,688
Honeys Holdings Company, Ltd.	7,760	75,232
Honma Golf, Ltd. (D)	30,500	24,388
Hoosiers Holdings (B)	11,500	72,567
Hosiden Corp.	22,000	212,112
Hosokawa Micron Corp.	2,700	159,986
Hotland Company, Ltd. (B)	1,800	20,381
House Do Company, Ltd.	1,400	14,380
Howa Machinery, Ltd.	5,300	42,344
I K K, Inc. (A)	3,000	17,102
IBJ, Inc.	7,700	83,640
Ichibanya Company, Ltd.	4,700	212,910
Ichigo, Inc.	82,000	270,210
Ichiken Company, Ltd.	2,300	44,923
Ichikoh Industries, Ltd.	14,100	96,729
Ichimasa Kamaboko Company, Ltd.	1,100	12,237
Ichinen Holdings Company, Ltd.	8,900	110,327
Ichiyoshi Securities Company, Ltd.	16,200	90,753
Icom, Inc.	3,700	94,096
ID Holdings Corp.	3,300	37,848
IDEA Consultants, Inc.	700	10,973
Idec Corp.	11,800	194,336
IDOM, Inc.	23,600	138,161
Ihara Science Corp.	2,200	34,226
Iino Kaiun Kaisha, Ltd.	29,300	125,496
IJTT Company, Ltd.	7,760	35,862
Ikegami Tsushinki Company, Ltd.	1,900	14,799
IMAGICA GROUP, Inc.	5,400	25,974
Imasen Electric Industrial	1,900	13,111
Imuraya Group Company, Ltd.	2,700	63,613
Inaba Denki Sangyo Company, Ltd.	17,800	423,943
Inaba Seisakusho Company, Ltd.	4,900	63,813
Inabata & Company, Ltd.	16,300	230,525
Ines Corp.	7,100	88,395
I-Net Corp.	4,600	63,254
Infocom Corp.	6,900	170,625
Infomart Corp.	7,600	66,252
Information Services International-Dentsu, Ltd.	5,200	183,623
Innotech Corp.	5,800	66,099
Insource Company, Ltd.	4,000	82,495
Intage Holdings, Inc.	12,800	137,039
Intelligent Wave, Inc.	2,900	17,971
Inter Action Corp.	3,100	73,426
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	44

	Shares	Value
Japan (continued)
Internet Initiative Japan, Inc.	12,000	$248,181
Inui Global Logistics Company, Ltd.	4,390	38,189
I-O Data Device, Inc.	3,600	32,558
I-PEX, Inc. (B)	5,000	93,842
Iriso Electronics Company, Ltd.	7,400	338,530
I'rom Group Company, Ltd. (B)	2,800	49,831
ISB Corp.	2,600	29,049
Ise Chemicals Corp.	600	18,261
Iseki & Company, Ltd. (A)	8,200	115,881
Isetan Mitsukoshi Holdings, Ltd.	3,900	28,688
Ishihara Chemical Company, Ltd.	1,800	37,568
Ishihara Sangyo Kaisha, Ltd.	14,200	109,501
Ishii Iron Works Company, Ltd.	900	24,784
Ishizuka Glass Company, Ltd.	1,000	18,242
Itfor, Inc.	11,200	88,328
ITmedia, Inc.	1,600	26,313
Itochu Enex Company, Ltd.	20,900	201,541
Itochu-Shokuhin Company, Ltd.	2,400	117,853
Itoham Yonekyu Holdings, Inc.	31,300	209,308
Itoki Corp.	16,100	53,604
Itokuro, Inc. (A)	3,000	31,942
IwaiCosmo Holdings, Inc.	7,900	115,311
Iwaki & Company, Ltd.	12,400	69,837
Iwaki Company, Ltd.	2,600	19,936
Iwasaki Electric Company, Ltd.	3,000	41,532
Iwatsu Electric Company, Ltd. (A)	3,700	30,104
Iwatsuka Confectionery Company, Ltd.	1,500	61,099
J Front Retailing Company, Ltd.	27,400	264,221
J Trust Company, Ltd.	30,000	74,014
JAC Recruitment Company, Ltd.	6,000	91,314
Jaccs Company, Ltd.	9,100	175,279
JAFCO Group Company, Ltd.	11,600	711,509
Jalux, Inc.	2,600	40,850
Jamco Corp.	4,500	40,232
Janome Sewing Machine Company, Ltd.	8,500	60,929
Japan Animal Referral Medical Center Company, Ltd. (A)	600	12,179
Japan Asia Group, Ltd.	9,200	106,528
Japan Asia Investment Company, Ltd. (A)	5,400	12,679
Japan Asset Marketing Company, Ltd. (A)	44,300	47,804
Japan Aviation Electronics Industry, Ltd.	17,900	285,942
Japan Best Rescue System Company, Ltd.	6,400	52,515
Japan Cash Machine Company, Ltd.	9,300	46,716
Japan Display, Inc. (A)(B)	192,500	85,225
Japan Electronic Materials Corp.	2,600	42,750
45	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Japan Elevator Service Holdings Company, Ltd.	6,800	$135,134
Japan Foundation Engineering Company, Ltd.	9,200	42,172
Japan Investment Adviser Company, Ltd.	4,600	58,698
Japan Lifeline Company, Ltd.	20,200	249,661
Japan Material Company, Ltd.	20,600	261,650
Japan Medical Dynamic Marketing, Inc.	4,900	87,985
Japan Oil Transportation Company, Ltd.	1,100	27,457
Japan Petroleum Exploration Company, Ltd.	13,500	284,233
Japan Property Management Center Company, Ltd.	4,300	49,058
Japan Pulp & Paper Company, Ltd.	4,500	153,629
Japan Securities Finance Company, Ltd.	33,700	190,820
Japan Transcity Corp.	14,700	72,437
Jastec Company, Ltd.	3,500	38,954
JBCC Holdings, Inc.	5,800	77,510
JCU Corp.	7,100	230,004
Jeol, Ltd.	9,800	369,412
JFE Systems, Inc.	400	12,028
JFLA Holdings, Inc.	2,400	8,535
JIG-SAW, Inc. (A)	900	133,491
Jimoto Holdings, Inc. (B)	7,179	51,606
JINS Holdings, Inc.	4,600	318,276
JK Holdings Company, Ltd.	6,100	45,535
JM Holdings Company, Ltd.	3,600	66,104
JMS Company, Ltd.	5,200	45,355
Joban Kosan Company, Ltd.	2,000	26,564
J-Oil Mills, Inc.	4,100	144,815
Joshin Denki Company, Ltd.	6,900	192,055
Joyful Honda Company, Ltd.	4,100	51,829
JP-Holdings, Inc.	14,400	38,389
JSB Company, Ltd.	1,200	38,265
JSP Corp.	4,200	71,019
Juki Corp.	11,500	93,960
JVCKenwood Corp.	73,828	128,832
K&O Energy Group, Inc.	6,100	81,308
Kadokawa Corp.	5,857	215,627
Kadoya Sesame Mills, Inc.	400	15,401
Kaga Electronics Company, Ltd.	6,500	141,710
Kaken Pharmaceutical Company, Ltd.	2,000	79,868
Kakiyasu Honten Company, Ltd. (B)	3,400	79,602
Kameda Seika Company, Ltd.	4,400	193,891
Kamei Corp.	9,300	101,882
Kanaden Corp.	7,400	82,759
Kanagawa Chuo Kotsu Company, Ltd. (B)	1,600	57,490
Kanamic Network Company, Ltd.	7,800	55,789
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	46

	Shares	Value
Japan (continued)
Kanamoto Company, Ltd.	12,200	$272,013
Kandenko Company, Ltd.	33,000	272,212
Kaneka Corp.	12,700	495,438
Kaneko Seeds Company, Ltd.	3,900	57,981
Kanematsu Corp.	29,300	374,041
Kanematsu Electronics, Ltd.	4,100	136,545
Kanemi Company, Ltd.	500	13,776
Kansai Mirai Financial Group, Inc.	40,300	227,612
Kansai Super Market, Ltd.	5,300	53,151
Kanto Denka Kogyo Company, Ltd.	17,500	144,094
Kasai Kogyo Company, Ltd.	10,900	41,275
Katakura & Co-op Agri Corp.	1,100	13,254
Katakura Industries Company, Ltd.	9,600	124,300
Katitas Company, Ltd.	4,300	117,975
Kato Sangyo Company, Ltd.	8,500	285,986
Kato Works Company, Ltd.	3,800	35,987
KAWADA TECHNOLOGIES, Inc.	1,900	85,406
Kawagishi Bridge Works Company, Ltd.	600	15,883
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	84,851
Kawasaki Kisen Kaisha, Ltd. (A)	15,700	298,108
Kawata Manufacturing Company, Ltd.	1,600	13,156
KeePer Technical Laboratory Company, Ltd.	4,600	85,301
Keihanshin Building Company, Ltd.	11,500	164,520
Keiyo Company, Ltd.	14,000	96,342
KEL Corp.	1,900	16,353
Kenko Mayonnaise Company, Ltd.	5,300	94,917
KFC Holdings Japan, Ltd.	3,500	94,196
KH Neochem Company, Ltd.	11,000	253,436
Kimoto Company, Ltd.	15,600	27,904
Kimura Chemical Plants Company, Ltd.	5,900	36,052
Kimura Unity Company, Ltd.	600	6,358
King Company, Ltd.	2,300	12,278
Kintetsu Department Store Company, Ltd. (A)	2,900	90,333
Kintetsu World Express, Inc.	13,300	347,573
Kissei Pharmaceutical Company, Ltd.	10,800	215,922
Ki-Star Real Estate Company, Ltd.	2,800	94,737
Kitagawa Corp.	3,400	46,798
Kitano Construction Corp.	1,500	35,179
Kitanotatsujin Corp. (B)	9,900	57,832
Kito Corp.	8,100	110,136
Kitz Corp.	25,800	136,946
KLab, Inc. (A)	7,500	59,273
Koa Corp.	11,100	149,434
Koatsu Gas Kogyo Company, Ltd.	12,200	82,195
47	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Kobe Electric Railway Company, Ltd. (A)	2,300	$79,785
Kobe Steel, Ltd. (A)	114,100	706,415
Kobelco Eco-Solutions Company, Ltd.	1,200	26,430
Kohnan Shoji Company, Ltd.	9,300	253,651
Kohsoku Corp.	3,200	45,276
Koike Sanso Kogyo Company, Ltd.	500	10,692
Kojima Company, Ltd.	13,300	75,901
Kokusai Company, Ltd.	2,400	16,303
Kokusai Pulp & Paper Company, Ltd.	11,900	27,074
Kokuyo Company, Ltd.	25,173	360,474
KOMAIHALTEC, Inc.	1,200	22,942
Komatsu Matere Company, Ltd.	10,700	97,448
Komatsu Wall Industry Company, Ltd.	2,700	49,226
KOMEDA Holdings Company, Ltd.	14,500	259,934
Komehyo Holdings Company, Ltd.	3,100	25,758
Komeri Company, Ltd.	12,100	326,195
Komori Corp.	18,324	121,689
Konaka Company, Ltd.	10,500	34,454
Kondotec, Inc.	7,100	68,552
Konica Minolta, Inc.	128,000	653,991
Konishi Company, Ltd.	11,200	173,447
Konoike Transport Company, Ltd.	10,300	100,339
Konoshima Chemical Company, Ltd.	1,800	23,399
Kosaido Company, Ltd. (A)	6,200	56,934
Koshidaka Holdings Company, Ltd. (B)	15,800	85,271
Kotobuki Spirits Company, Ltd.	2,300	155,508
Kozo Keikaku Engineering, Inc.	800	20,507
Krosaki Harima Corp.	2,100	95,103
KRS Corp.	3,000	44,209
KU Holdings Company, Ltd.	3,500	28,824
Kumagai Gumi Company, Ltd.	12,800	337,358
Kumiai Chemical Industry Company, Ltd.	13,090	104,184
Kunimine Industries Company, Ltd.	2,100	23,782
Kurabo Industries, Ltd.	5,000	87,473
Kureha Corp.	5,900	391,135
Kurimoto, Ltd.	3,300	52,937
Kuriyama Holdings Corp.	6,900	44,100
Kushikatsu Tanaka Holdings Company	1,300	24,578
KVK Corp.	1,500	27,096
KYB Corp. (A)	7,600	213,265
Kyoden Company, Ltd.	10,400	30,050
Kyodo Printing Company, Ltd.	2,200	62,361
Kyoei Steel, Ltd.	8,600	114,145
Kyokuto Boeki Kaisha, Ltd.	2,700	35,952
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	48

	Shares	Value
Japan (continued)
Kyokuto Kaihatsu Kogyo Company, Ltd.	12,800	$183,376
Kyokuto Securities Company, Ltd.	9,900	73,134
Kyokuyo Company, Ltd.	3,800	107,325
KYORIN Holdings, Inc.	15,400	273,981
Kyoritsu Maintenance Company, Ltd.	580	21,393
Kyoritsu Printing Company, Ltd.	9,100	10,796
Kyosan Electric Manufacturing Company, Ltd.	18,000	70,914
Kyowa Electronic Instruments Company, Ltd.	11,400	40,371
Kyowa Leather Cloth Company, Ltd.	5,000	30,590
Kyushu Financial Group, Inc.	75,800	308,267
Kyushu Leasing Service Company, Ltd.	5,600	34,607
LAC Company, Ltd.	4,100	38,879
Lacto Japan Company, Ltd.	1,400	33,427
LEC, Inc.	8,500	102,565
LIFULL Company, Ltd.	22,900	87,861
Like Company, Ltd.	3,100	55,553
Linical Company, Ltd.	4,600	33,196
Link And Motivation, Inc.	8,500	41,437
Lintec Corp.	16,300	356,036
Litalico, Inc. (A)	2,100	76,075
Lonseal Corp.	500	7,005
Look Holdings, Inc.	3,600	38,980
Luckland Company, Ltd.	600	13,549
M&A Capital Partners Company, Ltd. (A)	4,000	178,217
Macnica Fuji Electronics Holdings, Inc.	18,100	345,138
Macromill, Inc.	11,100	88,966
Maeda Corp.	51,200	454,724
Maeda Kosen Company, Ltd.	7,000	189,435
Maeda Road Construction Company, Ltd.	14,700	299,703
Maezawa Industries, Inc.	5,000	26,330
Maezawa Kasei Industries Company, Ltd.	5,500	49,206
Maezawa Kyuso Industries Company, Ltd.	3,600	78,164
Makino Milling Machine Company, Ltd.	8,415	319,176
Mamiya-Op Company, Ltd.	2,000	14,312
Mandom Corp.	700	11,966
MarkLines Company, Ltd.	3,700	78,668
Mars Group Holdings Corp.	5,300	78,658
Marubun Corp.	7,700	37,413
Marudai Food Company, Ltd.	7,700	120,772
Marufuji Sheet Piling Company, Ltd.	300	5,779
Maruha Nichiro Corp.	15,181	352,438
Maruichi Steel Tube, Ltd.	500	11,472
Maruka Corp.	3,200	59,551
Marumae Company, Ltd.	3,000	34,671
49	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Marusan Securities Company, Ltd.	25,061	$136,771
Maruwa Company, Ltd.	3,100	294,768
Maruyama Manufacturing Company, Inc.	900	13,861
Maruzen CHI Holdings Company, Ltd.	4,800	16,925
Maruzen Company, Ltd.	4,100	71,655
Maruzen Showa Unyu Company, Ltd.	5,300	152,607
Marvelous, Inc.	12,700	104,467
Matching Service Japan Company, Ltd.	2,000	20,289
Matsuda Sangyo Company, Ltd.	6,020	106,274
Matsui Construction Company, Ltd.	8,500	55,504
Matsui Securities Company, Ltd.	1,900	16,321
Matsuoka Corp.	700	12,182
Matsuyafoods Holdings Company, Ltd.	3,400	115,717
Max Company, Ltd.	5,400	81,406
Maxell Holdings, Ltd. (A)	18,600	243,806
Maxvalu Tokai Company, Ltd.	2,100	49,837
MCJ Company, Ltd.	24,600	210,535
MEC Company, Ltd.	4,900	92,995
Media Do Company, Ltd.	1,700	88,325
Medical Data Vision Company, Ltd.	4,400	83,553
Medical System Network Company, Ltd. (B)	6,600	44,483
Medius Holdings Company, Ltd.	2,500	19,634
Megachips Corp.	5,900	190,647
Megmilk Snow Brand Company, Ltd.	18,000	361,643
Meidensha Corp.	12,817	276,438
Meiji Electric Industries Company, Ltd.	2,800	37,144
Meiji Shipping Company, Ltd.	6,300	22,573
Meiko Electronics Company, Ltd.	7,500	158,034
Meiko Network Japan Company, Ltd.	9,200	47,705
Meisei Industrial Company, Ltd.	14,700	106,932
Meitec Corp.	8,000	418,307
Meito Sangyo Company, Ltd.	3,500	49,775
Meiwa Corp.	10,600	46,581
Melco Holdings, Inc.	1,500	53,258
Members Company, Ltd.	2,700	61,883
Menicon Company, Ltd.	1,300	76,710
Mercuria Investment Company, Ltd.	1,700	11,406
METAWATER Company, Ltd.	8,000	151,866
Mie Kotsu Group Holdings, Inc. (B)	19,600	89,526
Mikuni Corp.	8,400	22,015
Milbon Company, Ltd.	8,520	469,718
Mimaki Engineering Company, Ltd. (A)	5,100	26,034
Mimasu Semiconductor Industry Company, Ltd.	5,800	133,965
Ministop Company, Ltd.	5,200	66,668
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	50

	Shares	Value
Japan (continued)
Miraial Company, Ltd.	3,700	$41,597
Mirait Holdings Corp.	30,020	473,404
Miroku Jyoho Service Company, Ltd.	6,100	118,280
Mitani Corp.	4,200	274,317
Mitani Sangyo Company, Ltd.	8,100	31,400
Mitani Sekisan Company, Ltd.	3,200	136,253
Mito Securities Company, Ltd.	24,200	66,533
Mitsuba Corp. (A)	14,600	81,999
Mitsubishi Kakoki Kaisha, Ltd. (B)	2,600	70,156
Mitsubishi Logisnext Company, Ltd.	10,700	114,515
Mitsubishi Paper Mills, Ltd.	13,838	45,659
Mitsubishi Pencil Company, Ltd.	9,300	118,061
Mitsubishi Research Institute, Inc.	2,100	79,530
Mitsubishi Shokuhin Company, Ltd.	5,900	158,777
Mitsubishi Steel Manufacturing Company, Ltd. (A)	6,800	50,795
Mitsuboshi Belting, Ltd.	10,100	156,632
Mitsui E&S Holdings Company, Ltd. (A)	29,900	129,592
Mitsui High-Tec, Inc.	6,600	264,603
Mitsui Matsushima Holdings Company, Ltd.	6,500	61,220
Mitsui Mining & Smelting Company, Ltd.	20,800	730,922
Mitsui Sugar Company, Ltd.	7,300	129,106
Mitsui-Soko Holdings Company, Ltd.	8,000	163,779
Mitsuuroko Group Holdings Company, Ltd.	10,800	124,963
Mixi, Inc.	14,800	373,032
Miyaji Engineering Group, Inc.	2,600	54,073
Miyoshi Oil & Fat Company, Ltd.	2,600	29,103
Mizuho Leasing Company, Ltd. (B)	10,600	331,012
Mizuho Medy Company, Ltd.	800	19,898
Mizuno Corp.	7,400	151,301
Mobile Factory, Inc. (A)	2,400	22,645
Mochida Pharmaceutical Company, Ltd.	1,000	37,353
Modec, Inc.	8,400	136,995
Molitec Steel Company, Ltd.	6,100	22,433
Monex Group, Inc.	61,400	516,178
Money Partners Group Company, Ltd.	4,700	12,638
MORESCO Corp.	3,000	31,895
Mori-Gumi Company, Ltd.	3,900	12,156
Morinaga & Company, Ltd.	1,300	46,952
Morinaga Milk Industry Company, Ltd.	3,500	159,195
Moriroku Holdings Company, Ltd.	2,700	52,139
Morita Holdings Corp.	11,100	183,341
Morito Company, Ltd.	9,500	54,329
Morozoff, Ltd.	1,000	52,532
Mory Industries, Inc.	2,200	46,862
51	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
MrMax Holdings, Ltd. (B)	11,300	$76,750
MTI, Ltd.	8,800	69,443
Mugen Estate Company, Ltd.	4,300	19,423
Murakami Corp.	2,600	84,691
Musashi Company, Ltd.	900	16,330
Musashi Seimitsu Industry Company, Ltd.	16,800	277,974
Mutoh Holdings Company, Ltd.	600	9,086
N Field Company, Ltd.	3,200	36,092
NAC Company, Ltd.	3,500	31,688
Nachi-Fujikoshi Corp.	4,600	196,536
Nadex Company, Ltd.	1,200	8,360
Nafco Company, Ltd.	5,000	96,258
Nagano Keiki Company, Ltd.	5,500	49,454
Nagase & Company, Ltd.	38,100	598,956
Nagatanien Holdings Company, Ltd.	4,500	97,228
Nagawa Company, Ltd.	2,300	207,644
Naigai Trans Line, Ltd.	2,800	34,390
Nakabayashi Company, Ltd.	8,300	47,945
Nakamoto Packs Company, Ltd.	800	12,053
Nakamuraya Company, Ltd.	1,600	59,419
Nakanishi, Inc.	3,900	74,641
Nakano Corp.	7,900	27,569
Nakayama Steel Works, Ltd.	10,000	35,914
Nakayamafuku Company, Ltd.	4,400	20,755
Nakayo, Inc.	1,000	13,300
Namura Shipbuilding Company, Ltd.	21,772	38,069
Narasaki Sangyo Company, Ltd.	1,600	31,318
Natori Company, Ltd.	4,000	74,419
NEC Capital Solutions, Ltd.	3,800	71,076
Neturen Company, Ltd.	15,300	75,544
New Art Holdings Company, Ltd.	1,800	19,876
New Japan Chemical Company, Ltd.	8,300	20,709
Nextage Company, Ltd.	5,800	93,273
NF Holdings Corp.	2,500	42,756
NFC Holdings, Inc.	600	12,430
NHK Spring Company, Ltd.	54,600	412,396
Nicca Chemical Company, Ltd.	2,500	20,466
Nice Corp. (A)	2,300	40,693
Nichia Steel Works, Ltd.	11,800	32,131
Nichias Corp.	21,300	499,787
Nichiban Company, Ltd.	4,700	81,161
Nichicon Corp. (B)	18,173	185,160
Nichiden Corp.	6,200	123,083
Nichiha Corp. (B)	9,300	262,674
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	52

	Shares	Value
Japan (continued)
Nichi-iko Pharmaceutical Company, Ltd.	15,600	$140,102
Nichimo Company, Ltd.	700	12,709
Nichireki Company, Ltd.	9,400	133,451
Nichirin Company, Ltd.	3,890	63,428
Nihon Chouzai Company, Ltd.	4,960	71,850
Nihon Dengi Company, Ltd.	1,100	40,691
Nihon Denkei Company, Ltd.	1,400	17,548
Nihon Flush Company, Ltd.	7,000	76,488
Nihon House Holdings Company, Ltd.	20,500	63,439
Nihon Kagaku Sangyo Company, Ltd.	3,200	39,004
Nihon Nohyaku Company, Ltd.	15,800	76,073
Nihon Parkerizing Company, Ltd.	30,400	307,815
Nihon Plast Company, Ltd.	7,300	39,347
Nihon Tokushu Toryo Company, Ltd.	5,000	51,290
Nihon Yamamura Glass Company, Ltd.	2,800	23,897
Niitaka Company, Ltd.	800	18,715
Nikkato Corp.	2,200	14,615
Nikkiso Company, Ltd.	19,500	201,814
Nikko Company, Ltd.	11,600	77,493
Nikkon Holdings Company, Ltd.	21,400	412,333
Nippi, Inc.	400	13,611
Nippn Corp.	18,500	276,590
Nippon Air Conditioning Services Company, Ltd.	12,100	82,042
Nippon Aqua Company, Ltd.	2,800	16,031
Nippon Beet Sugar Manufacturing Company, Ltd.	4,800	73,434
Nippon Carbide Industries Company, Inc.	2,500	30,670
Nippon Carbon Company, Ltd.	3,700	134,692
Nippon Ceramic Company, Ltd.	4,600	114,330
Nippon Chemical Industrial Company, Ltd.	2,500	74,565
Nippon Chemi-Con Corp. (A)	6,927	112,431
Nippon Chemiphar Company, Ltd.	1,100	22,883
Nippon Coke & Engineering Company, Ltd.	81,800	79,968
Nippon Commercial Development Company, Ltd. (B)	3,700	57,134
Nippon Concept Corp.	3,300	52,217
Nippon Concrete Industries Company, Ltd.	18,600	75,685
Nippon Denko Company, Ltd.	51,000	134,042
Nippon Densetsu Kogyo Company, Ltd.	12,900	228,001
Nippon Dry-Chemical Company, Ltd.	900	13,307
Nippon Electric Glass Company, Ltd.	25,200	574,462
Nippon Felt Company, Ltd.	5,500	22,798
Nippon Filcon Company, Ltd.	5,600	25,690
Nippon Fine Chemical Company, Ltd.	4,400	57,516
Nippon Gas Company, Ltd.	11,600	534,555
Nippon Hume Corp.	8,600	62,256
53	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nippon Kayaku Company, Ltd.	26,700	$260,334
Nippon Kodoshi Corp.	2,000	58,567
Nippon Koei Company, Ltd.	5,300	141,585
Nippon Light Metal Holdings Company, Ltd.	21,220	420,957
Nippon Paper Industries Company, Ltd.	36,500	478,857
Nippon Parking Development Company, Ltd.	73,000	95,479
Nippon Pillar Packing Company, Ltd.	8,600	137,223
Nippon Piston Ring Company, Ltd.	3,400	33,607
Nippon Rietec Company, Ltd.	3,000	69,715
Nippon Seiki Company, Ltd.	18,100	211,080
Nippon Seisen Company, Ltd.	1,600	53,431
Nippon Sharyo, Ltd. (A)	3,000	69,805
Nippon Signal Company, Ltd.	18,400	160,584
Nippon Soda Company, Ltd.	8,600	271,184
Nippon Steel Trading Corp.	5,468	192,634
Nippon Suisan Kaisha, Ltd.	105,600	504,721
Nippon Systemware Company, Ltd.	3,800	70,601
Nippon Thompson Company, Ltd.	23,600	120,806
Nippon Yakin Kogyo Company, Ltd.	5,920	114,246
Nipro Corp.	28,300	352,626
Nireco Corp.	1,900	15,115
Nishikawa Rubber Company, Ltd.	5,200	74,479
Nishimatsu Construction Company, Ltd.	19,200	480,045
Nishimatsuya Chain Company, Ltd. (B)	13,000	172,222
Nishimoto Company, Ltd.	1,500	40,265
Nishi-Nippon Financial Holdings, Inc.	49,200	322,598
Nishi-Nippon Railroad Company, Ltd.	5,100	143,611
Nishio Rent All Company, Ltd.	7,400	182,822
Nissan Shatai Company, Ltd.	22,700	163,654
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	19,564
Nissei ASB Machine Company, Ltd.	2,800	141,954
Nissei Corp.	1,100	11,673
Nissei Plastic Industrial Company, Ltd.	7,100	59,828
Nissha Company, Ltd.	15,200	189,641
Nisshin Group Holdings Company, Ltd.	14,000	57,702
Nisshinbo Holdings, Inc.	50,057	374,761
Nissin Corp.	6,700	85,256
Nissin Electric Company, Ltd.	19,300	225,809
Nissin Sugar Company, Ltd.	4,100	71,570
Nissui Pharmaceutical Company, Ltd.	3,800	34,621
Nitta Corp.	8,600	187,629
Nitta Gelatin, Inc.	3,400	21,495
Nittetsu Mining Company, Ltd.	2,000	126,079
Nitto Boseki Company, Ltd.	600	22,716
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	54

	Shares	Value
Japan (continued)
Nitto Fuji Flour Milling Company, Ltd.	400	$25,664
Nitto Kogyo Corp.	10,200	189,846
Nitto Kohki Company, Ltd.	3,400	55,796
Nitto Seiko Company, Ltd.	14,700	83,469
Nittoc Construction Company, Ltd.	9,000	67,505
NJS Company, Ltd.	2,800	48,284
Noda Corp.	2,500	16,302
Noevir Holdings Company, Ltd.	5,300	237,876
Nohmi Bosai, Ltd.	5,600	113,926
Nojima Corp.	11,800	310,052
NOK Corp.	1,900	26,199
Nomura Company, Ltd.	27,600	212,502
Noritake Company, Ltd.	3,800	131,013
Noritsu Koki Company, Ltd.	6,800	153,781
Noritz Corp.	11,800	177,450
North Pacific Bank, Ltd.	98,400	223,422
Nozawa Corp.	2,600	17,045
NS Tool Company, Ltd.	2,700	66,604
NS United Kaiun Kaisha, Ltd.	3,800	55,674
NSD Company, Ltd.	25,012	428,425
NTN Corp. (A)	151,900	446,095
OAK Capital Corp. (A)	16,400	16,206
Obara Group, Inc. (B)	4,200	150,028
Oenon Holdings, Inc.	17,500	64,794
Ohara, Inc.	2,700	51,070
Ohashi Technica, Inc.	4,100	57,249
Ohba Company, Ltd.	600	4,175
Ohmoto Gumi Company, Ltd.	700	33,455
Ohsho Food Service Corp.	4,500	245,344
Oiles Corp.	8,672	134,570
Oisix ra daichi, Inc. (A)	1,800	46,600
Okabe Company, Ltd.	15,800	113,284
Okada Aiyon Corp.	2,200	25,290
Okamoto Industries, Inc.	4,100	155,024
Okamoto Machine Tool Works, Ltd.	1,300	34,986
Okamura Corp.	20,100	209,779
Okasan Securities Group, Inc.	62,100	230,643
Okaya Electric Industries Company, Ltd. (A)	2,700	9,212
Oki Electric Industry Company, Ltd.	29,700	292,575
Okinawa Cellular Telephone Company	4,100	188,786
OKUMA Corp.	8,676	480,797
Okumura Corp.	10,200	258,668
Okura Industrial Company, Ltd.	3,400	60,156
Okuwa Company, Ltd.	9,800	104,371
55	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Olympic Group Corp.	3,100	$25,753
Onoken Company, Ltd.	7,100	86,303
Onward Holdings Company, Ltd. (B)	49,300	117,456
Optex Group Company, Ltd.	8,200	122,836
Optim Corp. (A)	800	21,722
Optorun Company, Ltd.	2,400	55,008
Organo Corp.	2,500	141,437
Orient Corp. (B)	81,600	114,227
Origin Company, Ltd.	2,200	28,056
Oro Company, Ltd.	2,100	68,732
Osaka Organic Chemical Industry, Ltd.	5,600	179,379
Osaka Soda Company, Ltd.	5,800	139,773
Osaka Steel Company, Ltd.	5,800	68,465
OSAKA Titanium Technologies Company, Ltd.	7,500	57,536
Osaki Electric Company, Ltd.	18,300	100,690
OSG Corp.	24,300	439,876
OSJB Holdings Corp.	46,600	118,807
OUG Holdings, Inc.	1,700	45,086
Outsourcing, Inc.	39,900	615,291
Oyo Corp.	8,200	96,215
Ozu Corp.	2,000	35,898
Pacific Industrial Company, Ltd.	17,800	193,840
Pacific Metals Company, Ltd.	6,700	149,946
PAL GROUP Holdings Company, Ltd.	9,200	141,249
Paltek Corp.	1,800	8,418
PAPYLESS Company, Ltd.	600	11,700
Paraca, Inc.	2,500	37,698
Paramount Bed Holdings Company, Ltd.	7,500	297,825
Paris Miki Holdings, Inc.	9,700	26,794
Parker Corp.	4,000	18,380
Pasona Group, Inc.	7,800	131,366
PC Depot Corp.	12,000	57,065
PCA Corp.	1,200	46,127
PCI Holdings, Inc.	1,600	19,029
Pegasus Sewing Machine Manufacturing Company, Ltd.	7,800	34,235
Penta-Ocean Construction Company, Ltd.	46,100	344,547
Phil Company, Inc. (A)	1,400	27,610
Pickles Corp.	2,100	66,690
Pilot Corp.	5,000	151,481
Piolax, Inc.	12,000	173,158
Plenus Company, Ltd. (A)	1,900	33,592
Poletowin Pitcrew Holdings, Inc.	10,400	108,720
Premium Group Company, Ltd.	1,500	34,699
Press Kogyo Company, Ltd.	35,700	107,724
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	56

	Shares	Value
Japan (continued)
Pressance Corp.	5,300	$73,802
Prestige International, Inc.	34,100	238,413
Prima Meat Packers, Ltd.	9,300	272,355
Pronexus, Inc.	6,000	67,977
Properst Company, Ltd.	9,300	15,000
Prored Partners Company, Ltd. (A)	700	22,945
Pro-Ship, Inc.	1,000	12,415
Prospect Company, Ltd.	148,000	52,996
Proto Corp.	10,200	107,467
PS Mitsubishi Construction Company, Ltd.	8,400	53,337
Punch Industry Company, Ltd.	6,700	34,792
QB Net Holdings Company, Ltd. (A)	1,200	20,214
Qol Holdings Company, Ltd.	9,400	124,141
Quick Company, Ltd.	5,200	56,384
Raccoon Holdings, Inc.	5,700	114,527
Raito Kogyo Company, Ltd.	16,300	271,448
Raiznext Corp.	13,000	139,757
Rasa Corp.	2,900	24,601
Rasa Industries, Ltd.	2,800	55,485
Raysum Company, Ltd.	6,600	56,314
Relia, Inc.	13,500	169,793
Renaissance, Inc.	5,400	61,386
Resorttrust, Inc.	29,600	513,308
Restar Holdings Corp.	2,900	54,320
Retail Partners Company, Ltd. (B)	7,500	95,358
Rheon Automatic Machinery Company, Ltd.	7,800	80,259
Rhythm Company, Ltd.	2,000	14,389
Riberesute Corp.	2,000	14,375
Ricoh Leasing Company, Ltd.	5,700	175,613
Ride On Express Holdings Company, Ltd.	2,400	36,987
Right On Company, Ltd. (A)	7,900	45,565
Riken Corp.	3,700	77,666
Riken Keiki Company, Ltd.	5,400	134,683
Riken Technos Corp.	16,600	74,307
Riken Vitamin Company, Ltd.	7,800	96,321
Rion Company, Ltd.	3,400	91,722
Riso Kagaku Corp.	6,500	78,522
Riso Kyoiku Company, Ltd.	42,300	127,190
Rock Field Company, Ltd.	6,500	92,391
Rokko Butter Company, Ltd.	5,800	90,050
Roland DG Corp.	5,400	90,858
Rorze Corp.	3,100	215,160
Round One Corp.	9,700	106,461
Royal Holdings Company, Ltd. (A)	2,300	41,545
57	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Rozetta Corp. (A)	1,800	$44,483
RS Technologies Company, Ltd.	1,500	83,070
Ryobi, Ltd. (A)	9,500	112,100
Ryoden Corp.	6,200	90,880
Ryosan Company, Ltd.	7,729	156,980
S Foods, Inc.	6,600	203,331
S Line Company, Ltd.	2,000	16,630
S&B Foods, Inc.	1,500	66,618
Sac's Bar Holdings, Inc.	7,300	43,131
Sagami Rubber Industries Company, Ltd.	2,000	20,919
Saibu Gas Company, Ltd.	9,500	255,106
Saison Information Systems Company, Ltd.	1,000	19,842
Saizeriya Company, Ltd.	10,500	220,523
Sakai Chemical Industry Company, Ltd.	5,800	104,779
Sakai Heavy Industries, Ltd.	1,600	31,522
Sakai Moving Service Company, Ltd.	3,600	163,637
Sakai Ovex Company, Ltd.	2,000	53,776
Sakata INX Corp.	17,500	176,537
Sakura Internet, Inc.	4,500	27,562
Sala Corp.	22,400	120,997
SAMTY Company, Ltd.	12,000	195,890
San Holdings, Inc.	4,600	47,750
San ju San Financial Group, Inc.	8,020	102,030
San-A Company, Ltd.	6,400	249,661
San-Ai Oil Company, Ltd.	23,600	236,735
Sanden Holdings Corp. (A)	8,800	38,025
Sanei Architecture Planning Company, Ltd.	4,100	65,149
Sangetsu Corp.	12,700	183,911
Sanix, Inc. (A)	12,300	33,321
Sanken Electric Company, Ltd.	7,987	408,052
Sanki Engineering Company, Ltd.	15,500	189,490
Sanko Gosei, Ltd.	3,100	12,257
Sanko Metal Industrial Company, Ltd.	600	17,040
Sankyo Company, Ltd.	6,800	189,497
Sankyo Frontier Company, Ltd.	1,300	45,227
Sankyo Seiko Company, Ltd.	10,400	50,402
Sankyo Tateyama, Inc.	11,000	83,268
Sanoh Industrial Company, Ltd.	6,800	61,098
Sanoyas Holdings Corp.	9,400	13,207
Sansei Landic Company, Ltd.	1,100	7,911
Sansei Technologies, Inc. (B)	3,900	26,470
Sansha Electric Manufacturing Company, Ltd.	4,100	32,315
Sanshin Electronics Company, Ltd.	4,200	76,189
Sanyo Chemical Industries, Ltd.	4,700	223,257
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	58

	Shares	Value
Japan (continued)
Sanyo Denki Company, Ltd.	3,300	$177,299
Sanyo Electric Railway Company, Ltd.	6,700	124,572
Sanyo Engineering & Construction, Inc.	1,900	13,177
Sanyo Shokai, Ltd. (A)	6,600	46,028
Sanyo Special Steel Company, Ltd. (A)	7,929	126,821
Sanyo Trading Company, Ltd.	7,600	76,171
Sapporo Holdings, Ltd.	23,400	482,689
Sata Construction Company, Ltd.	1,800	7,279
Sato Holdings Corp.	10,200	240,405
Sato Shoji Corp.	6,400	59,926
Satori Electric Company, Ltd.	5,800	41,622
Sawada Holdings Company, Ltd.	9,800	75,375
Sawai Pharmaceutical Company, Ltd.	1,200	54,002
Saxa Holdings, Inc.	1,800	25,308
SB Technology Corp.	3,400	94,894
SBI Insurance Group Company, Ltd. (A)	2,300	27,458
SBS Holdings, Inc.	6,200	142,063
Scala, Inc.	7,500	50,808
Scroll Corp. (B)	12,700	139,639
SEC Carbon, Ltd.	500	30,606
Seed Company, Ltd.	3,300	20,140
Seika Corp.	3,800	48,933
Seikagaku Corp.	14,500	137,664
Seikitokyu Kogyo Company, Ltd.	11,800	98,132
Seiko Holdings Corp.	10,000	167,075
Seiko PMC Corp.	5,600	39,895
Seiren Company, Ltd.	15,900	272,722
Sekisui Jushi Corp.	10,300	187,943
Sekisui Kasei Company, Ltd.	9,800	50,337
Senko Group Holdings Company, Ltd.	39,400	372,641
Senshu Electric Company, Ltd.	3,100	102,148
Senshu Ikeda Holdings, Inc.	88,700	133,710
Senshukai Company, Ltd. (A)	17,000	60,688
Septeni Holdings Company, Ltd.	4,800	19,929
Shibaura Electronics Company, Ltd.	2,700	86,599
Shibaura Machine Company, Ltd.	7,800	207,547
Shibaura Mechatronics Corp.	1,600	73,046
Shibuya Corp.	5,600	171,197
Shidax Corp. (A)	6,600	19,272
SHIFT, Inc. (A)	300	36,318
Shikibo, Ltd.	2,100	19,557
Shikoku Chemicals Corp.	12,800	144,359
Shikoku Electric Power Company, Inc.	41,700	291,506
Shima Seiki Manufacturing, Ltd.	10,000	217,077
59	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Shimojima Company, Ltd.	3,900	$50,026
Shin Nippon Air Technologies Company, Ltd.	2,700	55,870
Shin Nippon Biomedical Laboratories, Ltd. (B)	10,300	60,790
Shinagawa Refractories Company, Ltd.	2,800	69,464
Shindengen Electric Manufacturing Company, Ltd.	3,400	98,728
Shin-Etsu Polymer Company, Ltd.	18,400	169,003
Shin-Keisei Electric Railway Company, Ltd.	2,200	45,720
Shinki Bus Company, Ltd.	1,300	38,450
Shinko Shoji Company, Ltd.	10,500	75,772
Shinmaywa Industries, Ltd.	19,500	175,177
Shinnihon Corp.	9,600	74,348
Shinoken Group Company, Ltd.	6,400	66,004
Shinsho Corp.	2,100	38,025
Shinwa Company, Ltd. (Gifu)	2,700	19,621
Shinwa Company, Ltd. (Nagoya) (B)	4,000	75,394
Shizuki Electric Company, Inc.	5,000	27,042
Shizuoka Gas Company, Ltd.	19,800	172,604
Shobunsha Holdings, Inc. (A)	4,100	17,966
Shoei Company, Ltd.	7,600	287,297
Shoei Foods Corp.	2,900	104,198
Shofu, Inc.	3,500	58,795
Showa Sangyo Company, Ltd.	6,300	185,664
Showa Shinku Company, Ltd.	900	14,308
Sigma Koki Company, Ltd.	1,800	22,159
SIGMAXYZ, Inc. (B)	4,100	62,519
Siix Corp.	11,600	198,247
Silver Life Company, Ltd. (A)	600	11,846
Sinanen Holdings Company, Ltd.	3,100	89,491
Sinfonia Technology Company, Ltd.	9,000	110,029
Sinko Industries, Ltd.	8,100	144,033
Sintokogio, Ltd.	17,000	116,713
SK Kaken Company, Ltd.	200	72,618
SK-Electronics Company, Ltd.	3,800	45,443
SKY Perfect JSAT Holdings, Inc.	52,200	221,379
SMK Corp.	1,900	52,920
Snow Peak, Inc. (B)	2,900	83,953
Soda Nikka Company, Ltd.	5,800	29,073
Sodick Company, Ltd.	17,100	156,753
Soft99 Corp.	6,300	70,870
Softcreate Holdings Corp.	2,100	46,085
Software Service, Inc.	900	92,461
Soiken Holdings, Inc.	8,200	42,871
Soken Chemical & Engineering Company, Ltd.	3,400	69,123
Solasto Corp.	16,100	218,204
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	60

	Shares	Value
Japan (continued)
SoldOut, Inc.	500	$7,634
Soliton Systems KK	3,800	59,742
Sotetsu Holdings, Inc.	1,300	30,270
Sotoh Company, Ltd.	2,400	18,264
Space Company, Ltd.	2,970	23,763
Space Value Holdings Company, Ltd.	12,300	88,071
Sparx Group Company, Ltd.	33,900	102,240
SPK Corp.	1,800	21,105
S-Pool, Inc.	20,200	188,332
SRA Holdings	4,000	95,153
ST Corp.	4,300	75,302
St. Marc Holdings Company, Ltd.	6,600	103,767
Star Mica Holdings Company, Ltd.	4,200	47,444
Star Micronics Company, Ltd.	13,700	198,479
Starts Corp., Inc.	12,400	325,007
Starzen Company, Ltd.	2,900	116,151
St-Care Holding Corp.	3,300	28,879
Stella Chemifa Corp.	3,500	104,635
Step Company, Ltd.	2,000	28,338
Strike Company, Ltd.	2,200	93,242
Studio Alice Company, Ltd.	4,200	80,186
Subaru Enterprise Company, Ltd.	500	36,076
Sugimoto & Company, Ltd.	4,000	87,888
Sumida Corp.	10,600	94,989
Suminoe Textile Company, Ltd.	2,199	41,601
Sumiseki Holdings, Inc.	21,100	24,028
Sumitomo Bakelite Company, Ltd.	12,900	516,456
Sumitomo Densetsu Company, Ltd.	5,400	122,506
Sumitomo Mitsui Construction Company, Ltd.	57,660	251,423
Sumitomo Osaka Cement Company, Ltd.	12,100	401,580
Sumitomo Precision Products Company, Ltd. (A)	1,500	28,526
Sumitomo Riko Company, Ltd.	15,300	88,830
Sumitomo Seika Chemicals Company, Ltd.	3,600	131,502
Sun Frontier Fudousan Company, Ltd.	14,200	127,747
Suncall Corp.	7,800	34,114
Sun-Wa Technos Corp.	5,400	51,118
Suruga Bank, Ltd.	41,800	139,220
Suzuden Corp.	900	10,649
Suzuki Company, Ltd.	5,600	52,901
SWCC Showa Holdings Company, Ltd.	8,300	128,211
System Information Company, Ltd.	2,200	21,142
System Research Company, Ltd.	800	13,400
Systems Engineering Consultants Company, Ltd.	600	15,466
Systena Corp.	11,500	202,407
61	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Syuppin Company, Ltd.	5,600	$51,209
T Hasegawa Company, Ltd.	12,700	221,457
T RAD Company, Ltd.	2,700	45,476
T&K Toka Company, Ltd.	11,400	85,614
Tachibana Eletech Company, Ltd.	6,500	94,799
Tachikawa Corp.	4,800	58,389
Tachi-S Company, Ltd.	12,400	123,847
Tadano, Ltd.	36,400	345,445
Taihei Dengyo Kaisha, Ltd.	5,300	132,420
Taiheiyo Kouhatsu, Inc.	1,200	7,702
Taiho Kogyo Company, Ltd.	8,000	56,639
Taikisha, Ltd.	7,700	203,863
Taiko Pharmaceutical Company, Ltd. (B)	7,600	90,698
Taisei Lamick Company, Ltd.	2,500	66,627
Taisei Oncho Company, Ltd.	500	9,371
Taiyo Holdings Company, Ltd.	6,000	313,162
Takachiho Koheki Company, Ltd.	1,300	14,781
Takamatsu Construction Group Company, Ltd.	5,900	116,765
Takamatsu Machinery Company, Ltd.	1,100	8,392
Takamiya Company, Ltd.	9,700	46,756
Takano Company, Ltd.	2,400	13,662
Takaoka Toko Company, Ltd.	3,970	54,331
Takara & Company, Ltd.	3,400	54,546
Takara Holdings, Inc.	6,700	90,203
Takara Leben Company, Ltd.	37,000	120,034
Takara Standard Company, Ltd.	12,300	172,927
Takasago International Corp.	5,000	120,775
Takasago Thermal Engineering Company, Ltd.	13,500	200,477
Takashima & Company, Ltd.	1,400	21,976
Takashimaya Company, Ltd. (B)	50,800	519,876
Take And Give Needs Company, Ltd.	3,980	34,040
TAKEBISHI Corp.	2,500	36,337
Takeei Corp.	9,900	116,245
Takemoto Yohki Company, Ltd.	3,200	25,189
Takeuchi Manufacturing Company, Ltd.	12,700	323,409
Takihyo Company, Ltd.	1,900	31,303
Takisawa Machine Tool Company, Ltd.	2,600	25,619
Takuma Company, Ltd.	17,700	348,185
Tama Home Company, Ltd.	5,200	89,202
Tamagawa Holdings Company, Ltd.	900	15,805
Tamron Company, Ltd.	6,900	124,888
Tamura Corp.	28,100	140,396
Tanabe Consulting Company, Ltd.	900	11,882
TANABE ENGINEERING Corp.	1,900	15,421
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	62

	Shares	Value
Japan (continued)
Tanseisha Company, Ltd.	13,500	$105,000
Taoka Chemical Company, Ltd.	500	59,450
Tatsuta Electric Wire & Cable Company, Ltd.	15,400	90,217
Tayca Corp.	6,700	88,017
Tazmo Company, Ltd.	1,100	15,616
TBK Company, Ltd.	9,100	37,222
TDC Soft, Inc.	6,600	57,230
Tear Corp.	4,900	23,481
TechMatrix Corp.	12,300	190,260
TECHNO ASSOCIE Company, Ltd.	2,700	27,046
TECHNO HORIZON Company, Ltd.	2,700	25,045
Techno Medica Company, Ltd.	1,500	22,803
Techno Ryowa, Ltd.	3,800	31,974
Techno Smart Corp.	3,200	31,861
Teikoku Electric Manufacturing Company, Ltd.	7,200	79,592
Teikoku Sen-I Company, Ltd.	6,300	127,615
Teikoku Tsushin Kogyo Company, Ltd.	2,800	29,951
Tekken Corp.	5,800	104,211
Temairazu, Inc.	800	43,738
Tenma Corp.	6,500	130,063
Tenox Corp.	2,100	16,746
Teraoka Seisakusho Company, Ltd.	2,900	10,285
Terilogy Company, Ltd.	2,100	12,103
T-Gaia Corp.	7,400	127,196
The 77 Bank, Ltd.	21,100	278,744
The Aichi Bank, Ltd.	3,600	98,880
The Akita Bank, Ltd.	6,900	91,968
The Aomori Bank, Ltd.	8,000	179,276
The Awa Bank, Ltd.	12,900	271,509
The Bank of Iwate, Ltd.	6,500	127,813
The Bank of Kochi, Ltd.	2,600	20,271
The Bank of Nagoya, Ltd.	5,200	139,600
The Bank of Okinawa, Ltd.	8,905	232,028
The Bank of Saga, Ltd.	5,600	74,044
The Bank of Toyama, Ltd.	1,200	32,441
The Chiba Kogyo Bank, Ltd.	26,000	63,572
The Chugoku Bank, Ltd.	51,300	410,039
The Chukyo Bank, Ltd.	4,800	80,298
The Daito Bank, Ltd.	2,800	16,967
The Ehime Bank, Ltd.	14,150	129,233
The First Bank of Toyama, Ltd.	22,700	62,035
The Fukui Bank, Ltd.	8,318	146,098
The Furukawa Battery Company, Ltd.	5,900	85,893
The Gunma Bank, Ltd.	126,500	407,470
63	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
The Hachijuni Bank, Ltd.	66,400	$219,613
The Hokkoku Bank, Ltd.	8,600	213,401
The Hyakugo Bank, Ltd.	87,400	248,915
The Hyakujushi Bank, Ltd.	10,000	147,002
The Iyo Bank, Ltd.	70,300	407,948
The Japan Steel Works, Ltd.	22,200	572,487
The Japan Wool Textile Company, Ltd.	19,500	166,124
The Juroku Bank, Ltd.	12,300	228,569
The Keihin Company, Ltd.	1,000	12,735
The Keiyo Bank, Ltd.	43,500	176,015
The Kinki Sharyo Company, Ltd. (A)	1,200	14,084
The Kita-Nippon Bank, Ltd.	3,500	62,526
The Kiyo Bank, Ltd.	22,939	310,319
The Michinoku Bank, Ltd.	7,600	74,661
The Miyazaki Bank, Ltd.	5,300	112,068
The Monogatari Corp.	3,000	173,536
The Musashino Bank, Ltd.	11,800	175,485
The Nagano Bank, Ltd.	3,900	47,398
The Nanto Bank, Ltd.	11,800	201,495
The Nippon Road Company, Ltd.	2,800	210,203
The Nisshin Oillio Group, Ltd.	9,500	281,385
The Ogaki Kyoritsu Bank, Ltd.	13,700	259,457
The Oita Bank, Ltd.	6,200	122,595
The Okinawa Electric Power Company, Inc.	16,664	223,070
The Pack Corp.	5,400	131,301
The San-In Godo Bank, Ltd.	56,000	255,471
The Shibusawa Warehouse Company, Ltd.	3,500	73,114
The Shiga Bank, Ltd.	14,900	292,335
The Shikoku Bank, Ltd.	14,900	103,854
The Shimizu Bank, Ltd.	3,900	60,308
The Sumitomo Warehouse Company, Ltd.	20,776	286,544
The Taiko Bank, Ltd.	3,400	43,437
The Tochigi Bank, Ltd.	38,700	63,832
The Toho Bank, Ltd.	80,000	159,519
The Tohoku Bank, Ltd.	3,800	38,451
The Torigoe Company, Ltd.	5,900	46,478
The Tottori Bank, Ltd.	3,400	35,629
The Towa Bank, Ltd.	14,100	90,523
The Yamagata Bank, Ltd.	11,500	116,671
The Yamanashi Chuo Bank, Ltd.	12,851	104,441
The Zenitaka Corp.	600	25,434
Tigers Polymer Corp.	6,500	27,377
TKC Corp.	3,800	226,085
Toa Corp. (Hyogo)	10,500	90,864
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	64

	Shares	Value
Japan (continued)
Toa Corp. (Tokyo)	6,600	$140,959
Toa Oil Company, Ltd.	3,500	94,025
TOA ROAD Corp.	1,500	57,166
Toabo Corp.	3,800	17,164
Toagosei Company, Ltd.	36,400	397,866
Toba, Inc.	800	19,546
Tobishima Corp.	8,220	85,220
TOC Company, Ltd.	16,400	119,179
Tocalo Company, Ltd.	20,100	250,484
Toda Corp.	17,800	122,474
Toda Kogyo Corp. (A)	1,300	25,949
Toei Company, Ltd.	500	99,990
Toell Company, Ltd.	3,900	30,688
Toenec Corp.	3,500	117,901
Togami Electric Manufacturing Company, Ltd.	600	10,069
Toho Acetylene Company, Ltd.	900	11,359
Toho Company, Ltd.	3,700	62,566
Toho Holdings Company, Ltd.	18,300	317,738
Toho Titanium Company, Ltd.	13,200	118,988
Toho Zinc Company, Ltd. (A)	5,500	118,560
Tohoku Steel Company, Ltd.	500	6,925
Tohokushinsha Film Corp.	6,700	38,303
Tokai Corp.	6,800	135,832
TOKAI Holdings Corp.	33,300	287,608
Tokai Lease Company, Ltd.	300	3,948
Tokai Rika Company, Ltd.	20,200	331,099
Tokai Tokyo Financial Holdings, Inc.	71,700	245,017
Token Corp.	2,750	216,376
Tokushu Tokai Paper Company, Ltd.	3,600	156,379
Tokuyama Corp.	22,300	560,009
Tokyo Base Company, Ltd. (A)	7,500	50,740
Tokyo Electron Device, Ltd.	3,000	102,419
Tokyo Energy & Systems, Inc.	8,900	76,010
Tokyo Individualized Educational Institute, Inc.	3,300	19,665
Tokyo Keiki, Inc.	4,200	36,495
Tokyo Kiraboshi Financial Group, Inc.	12,458	142,762
Tokyo Rakutenchi Company, Ltd.	1,200	48,345
Tokyo Rope Manufacturing Company, Ltd. (A)	7,200	96,268
Tokyo Sangyo Company, Ltd.	6,600	39,626
Tokyo Seimitsu Company, Ltd.	13,600	596,061
Tokyo Steel Manufacturing Company, Ltd.	36,800	243,916
Tokyo Tekko Company, Ltd.	3,500	63,125
Tokyo Theatres Company, Inc.	2,400	29,290
Tokyotokeiba Company, Ltd.	5,000	234,509
65	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Tokyu Construction Company, Ltd.	33,100	$165,715
Tokyu Recreation Company, Ltd.	800	35,422
Toli Corp.	17,800	40,718
Tomato Bank, Ltd.	3,200	31,983
Tomen Devices Corp.	900	33,146
Tomoe Corp.	7,600	27,358
Tomoe Engineering Company, Ltd.	3,100	58,670
Tomoegawa Company, Ltd. (A)	400	2,955
Tomoku Company, Ltd.	4,200	69,586
TOMONY Holdings, Inc.	54,300	154,791
Tomy Company, Ltd.	33,800	314,471
Tonami Holdings Company, Ltd.	2,200	107,590
Topcon Corp.	37,400	474,127
Toppan Forms Company, Ltd.	18,000	172,482
Topre Corp.	13,100	188,026
Topy Industries, Ltd. (A)	5,700	74,640
Torex Semiconductor, Ltd.	2,500	37,534
Toridoll Holdings Corp. (B)	13,900	199,165
Torii Pharmaceutical Company, Ltd.	5,100	144,105
Torikizoku Holdings Company, Ltd.	3,300	55,133
Torishima Pump Manufacturing Company, Ltd.	8,000	61,787
Tosei Corp.	13,400	126,419
Toshiba TEC Corp.	2,400	88,212
Tosho Company, Ltd.	6,600	123,127
Totech Corp.	2,000	52,260
Totetsu Kogyo Company, Ltd.	8,800	212,783
Totoku Electric Company, Ltd.	500	12,175
Toukei Computer Company, Ltd.	600	23,487
Tow Company, Ltd.	17,600	49,722
Towa Corp.	6,800	126,871
Towa Pharmaceutical Company, Ltd.	10,200	201,532
Toyo Construction Company, Ltd.	31,300	161,084
Toyo Corp.	8,200	81,252
Toyo Denki Seizo KK	3,100	35,191
Toyo Engineering Corp. (A)	11,300	58,267
Toyo Gosei Company, Ltd.	1,800	195,792
Toyo Ink SC Holdings Company, Ltd.	13,700	244,443
Toyo Kanetsu KK	3,100	77,917
Toyo Logistics Company, Ltd.	6,100	18,424
Toyo Machinery & Metal Company, Ltd.	6,200	25,666
Toyo Securities Company, Ltd.	30,000	49,565
Toyo Tanso Company, Ltd.	5,400	96,422
Toyo Tire Corp.	8,200	143,943
Toyo Wharf & Warehouse Company, Ltd.	1,900	25,394
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	66

	Shares	Value
Japan (continued)
Toyobo Company, Ltd.	30,306	$384,809
TPR Company, Ltd.	10,600	147,376
Traders Holdings Company, Ltd. (A)	6,220	19,053
Trancom Company, Ltd.	2,500	191,618
Transaction Company, Ltd.	2,400	25,299
Transcosmos, Inc.	700	17,592
Treasure Factory Company, Ltd.	2,400	19,956
Tri Chemical Laboratories, Inc.	7,200	258,082
Trinity Industrial Corp.	2,000	15,508
Trusco Nakayama Corp.	10,700	255,764
TS Tech Company, Ltd.	7,800	218,335
TSI Holdings Company, Ltd. (A)	28,105	69,391
Tsubaki Nakashima Company, Ltd.	14,200	174,993
Tsubakimoto Chain Company	9,500	258,681
Tsubakimoto Kogyo Company, Ltd.	1,400	49,816
Tsudakoma Corp. (A)	700	5,839
Tsugami Corp.	14,800	214,585
Tsukishima Kikai Company, Ltd.	9,900	115,224
Tsukuba Bank, Ltd. (B)	31,600	54,582
Tsukui Holdings Corp.	20,200	176,307
Tsumura & Company	2,900	91,280
Tsurumi Manufacturing Company, Ltd.	6,300	102,466
Tsutsumi Jewelry Company, Ltd.	2,500	49,311
Tsuzuki Denki Company, Ltd.	2,100	29,472
TV Asahi Holdings Corp.	9,200	177,544
Tv Tokyo Holdings Corp.	3,100	70,290
TYK Corp.	6,400	19,018
UACJ Corp.	11,871	276,834
Ube Industries, Ltd.	30,900	624,578
Ubicom Holdings, Inc.	1,300	38,073
Uchida Yoko Company, Ltd.	2,800	118,715
Ueki Corp.	600	16,345
Ulvac, Inc.	16,300	737,474
Uniden Holdings Corp. (A)	2,000	47,909
UNIMAT Retirement Community Company, Ltd.	2,000	26,357
Union Tool Company	3,100	98,490
Unipres Corp.	15,700	135,696
United Arrows, Ltd.	8,700	165,751
United Super Markets Holdings, Inc. (B)	20,800	208,021
UNITED, Inc.	3,400	41,675
Unitika, Ltd. (A)	23,900	96,434
Universal Entertainment Corp. (A)	9,400	221,878
Urbanet Corp. Company, Ltd.	3,800	10,370
Usen-Next Holdings Company, Ltd.	2,900	50,388
67	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Ushio, Inc.	35,100	$439,373
UT Group Company, Ltd. (A)	8,700	276,829
Utoc Corp.	6,900	30,059
UUUM Company, Ltd. (A)	1,200	20,534
V Technology Company, Ltd.	3,500	176,983
Valor Holdings Company, Ltd.	13,600	288,037
Valqua, Ltd.	7,100	137,391
Value HR Company, Ltd.	1,600	28,680
ValueCommerce Company, Ltd.	4,800	131,214
Valuence Holdings, Inc.	700	16,811
V-Cube, Inc. (B)	2,400	58,284
Vector, Inc. (A)	9,700	104,887
Vertex Corp.	1,440	30,235
Village Vanguard Company, Ltd. (A)	1,400	12,762
VINX Corp.	1,300	13,062
Vision, Inc. (A)	9,500	107,747
Vital KSK Holdings, Inc.	16,600	122,300
VT Holdings Company, Ltd.	29,100	115,171
Wacoal Holdings Corp.	14,900	319,389
Wacom Company, Ltd.	48,200	350,246
Waida Manufacturing Company, Ltd.	1,100	11,853
Wakachiku Construction Company, Ltd.	5,000	60,169
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	10,283
Wakita & Company, Ltd.	14,400	126,977
Warabeya Nichiyo Holdings Company, Ltd.	6,200	91,759
Waseda Academy Company, Ltd.	1,200	11,253
Watahan & Company, Ltd.	5,600	65,602
Watts Company, Ltd.	4,400	35,069
WDB Holdings Company, Ltd.	3,600	85,501
Weathernews, Inc.	1,900	88,285
Wellnet Corp.	2,500	12,702
West Holdings Corp.	6,409	179,925
Will Group, Inc.	5,700	49,871
WIN-Partners Company, Ltd.	4,900	52,898
Wood One Company, Ltd.	3,600	35,240
World Company, Ltd.	8,900	112,772
World Holdings Company, Ltd.	3,900	91,231
Wowow, Inc.	2,400	62,141
Xebio Holdings Company, Ltd.	7,100	60,386
YAC Holdings Company, Ltd.	2,200	19,234
Yachiyo Industry Company, Ltd. (A)	2,500	14,021
Yagi & Company, Ltd.	800	10,646
Yahagi Construction Company, Ltd.	9,700	75,222
Yaizu Suisankagaku Industry Company, Ltd.	2,900	26,973
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	68

	Shares	Value
Japan (continued)
YAKUODO Holdings Company, Ltd.	4,800	$115,501
YAMABIKO Corp.	13,400	140,586
YAMADA Consulting Group Company, Ltd.	3,700	34,533
Yamaguchi Financial Group, Inc.	77,500	479,506
Yamaichi Electronics Company, Ltd.	8,400	110,910
YA-MAN, Ltd.	10,300	160,792
Yamashina Corp.	24,800	18,727
Yamatane Corp.	3,800	50,371
Yamato Corp.	7,700	47,142
Yamato International, Inc.	5,700	17,594
Yamato Kogyo Company, Ltd.	15,700	392,629
Yamaura Corp.	1,600	14,566
Yamaya Corp.	1,000	20,811
Yamazawa Company, Ltd.	1,800	29,157
Yamazen Corp.	21,500	192,053
Yashima Denki Company, Ltd.	3,600	31,541
Yasuda Logistics Corp.	7,200	63,734
Yasunaga Corp.	2,700	29,138
Yellow Hat, Ltd.	12,000	189,181
Yodogawa Steel Works, Ltd.	8,765	181,276
Yokogawa Bridge Holdings Corp.	12,100	220,746
Yokohama Reito Company, Ltd.	19,600	161,875
Yokowo Company, Ltd.	6,100	162,951
Yomeishu Seizo Company, Ltd.	2,800	49,965
Yondenko Corp.	1,600	42,580
Yondoshi Holdings, Inc.	6,459	112,092
Yorozu Corp.	7,800	90,485
Yotai Refractories Company, Ltd.	6,700	64,589
Yuasa Funashoku Company, Ltd.	1,100	30,222
Yuasa Trading Company, Ltd.	7,000	193,874
Yuken Kogyo Company, Ltd.	1,200	18,424
Yumeshin Holdings Company, Ltd. (B)	15,300	130,843
Yurtec Corp.	16,900	125,171
Yushin Precision Equipment Company, Ltd.	3,000	26,218
Yushiro Chemical Industry Company, Ltd.	3,700	37,668
Yutaka Giken Company, Ltd.	1,600	24,856
Zaoh Company, Ltd.	1,800	23,315
Zenrin Company, Ltd.	12,800	159,020
ZIGExN Company, Ltd.	3,100	12,840
Zuiko Corp.	4,400	43,382
Jersey, Channel Islands 0.1%		797,378
Atrium European Real Estate, Ltd. (A)(B)	59,129	188,247
Centamin PLC	434,687	609,131
69	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Liechtenstein 0.1%		$526,545
Liechtensteinische Landesbank AG	5,720	320,704
VP Bank AG	1,666	205,841
Luxembourg 0.5%		3,919,142
APERAM SA	18,073	757,510
Befesa SA (D)	6,791	460,013
Corestate Capital Holding SA (A)(B)	6,240	103,240
d'Amico International Shipping SA (A)	70,483	8,668
Grand City Properties SA (B)	40,806	999,581
IVS Group SA (A)(B)	5,204	34,364
L'Occitane International SA	96,500	253,103
SES SA	41,161	328,946
Shurgard Self Storage SA	4,711	223,992
Stabilus SA	9,102	683,921
Sword Group	1,661	65,804
Macau 0.0%		29,949
MGM China Holdings, Ltd.	16,800	29,949
Malaysia 0.2%		1,497,336
Frencken Group, Ltd.	107,100	107,466
Lynas Rare Earths, Ltd. (A)	301,501	1,389,870
Malta 0.2%		1,324,771
Kindred Group PLC	82,942	1,324,771
Monaco 0.2%		1,431,140
Endeavour Mining Corp.	68,668	1,322,531
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	1,435	108,609
Netherlands 2.7%		22,815,606
Aalberts NV	37,244	1,739,232
Accell Group NV (A)	7,022	258,593
Aegon NV	36,217	173,578
Aegon NV, NYRS	36,501	172,650
AMG Advanced Metallurgical Group NV	6,831	249,059
Amsterdam Commodities NV	7,587	185,481
Arcadis NV (B)	35,886	1,223,855
ASR Nederland NV	50,782	2,121,692
Basic-Fit NV (A)(D)	12,628	537,008
BE Semiconductor Industries NV	23,812	1,796,686
Beter Bed Holding NV (A)	4,223	25,525
Boskalis Westminster (A)	27,741	855,820
Brack Capital Properties NV (A)	924	81,052
Brunel International NV	9,698	105,485
Corbion NV	20,335	1,158,610
Euronext NV (D)	10,187	1,094,585
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	70

	Shares	Value
Netherlands (continued)
Flow Traders (D)	12,423	$506,345
ForFarmers NV	13,376	88,348
Fugro NV (A)	25,819	273,360
GrandVision NV (D)	12,174	369,672
Heijmans NV	9,046	147,490
Hunter Douglas NV (A)	2,162	170,196
IMCD NV	19,800	2,436,082
Intertrust NV (A)(D)	28,072	457,545
Kendrion NV (A)(B)	5,035	129,063
Koninklijke BAM Groep NV (A)	62,409	168,276
Koninklijke Vopak NV	5,082	242,488
Lucas Bols NV (A)(D)	3,531	44,494
Nedap N.V.	1,772	120,291
OCI NV (A)(B)	27,089	581,908
Ordina NV	41,759	167,211
PostNL NV (A)	164,688	700,112
PPHE Hotel Group, Ltd. (A)	1,002	19,309
SBM Offshore NV	61,535	1,092,836
SIF Holding NV (A)	1,808	34,462
Signify NV (A)(D)	46,186	2,012,545
Sligro Food Group NV (A)(B)	9,045	215,512
TKH Group NV	14,187	708,593
TomTom NV (A)	23,460	220,173
Van Lanschot Kempen NV (B)	5,033	130,384
New Zealand 0.7%		5,715,373
Air New Zealand, Ltd. (A)	159,355	182,806
Arvida Group, Ltd.	133,676	163,669
Briscoe Group, Ltd.	11,818	45,777
Chorus, Ltd.	114,705	653,710
Comvita, Ltd. (A)	3,159	7,430
Delegat Group, Ltd.	5,716	59,437
Eroad, Ltd. (A)	5,969	18,149
Fletcher Building, Ltd.	27,016	125,996
Freightways, Ltd.	47,014	359,868
Genesis Energy, Ltd.	88,865	224,740
Gentrack Group, Ltd. (A)	9,421	10,749
Hallenstein Glasson Holdings, Ltd.	15,335	80,074
Heartland Group Holdings, Ltd.	178,826	244,464
Infratil, Ltd.	118,569	630,172
Investore Property, Ltd.	79,415	124,669
Kathmandu Holdings, Ltd. (A)	130,416	120,347
NEW Zealand King Salmon Investments, Ltd. (B)	10,031	10,452
NZME, Ltd. (A)	72,696	44,179
71	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
New Zealand (continued)
NZX, Ltd. (B)	68,868	$95,909
Oceania Healthcare, Ltd.	95,007	99,101
Pacific Edge, Ltd. (A)	105,378	78,853
PGG Wrightson, Ltd.	1,878	4,829
Pushpay Holdings, Ltd. (A)	99,533	122,919
Restaurant Brands New Zealand, Ltd. (A)	9,960	87,935
Sanford, Ltd.	22,753	72,770
Scales Corp., Ltd.	29,692	98,607
Serko, Ltd. (A)	6,476	26,614
Skellerup Holdings, Ltd.	44,514	142,205
SKY Network Television, Ltd. (A)	440,338	52,605
SKYCITY Entertainment Group, Ltd. (A)	213,669	468,377
Steel & Tube Holdings, Ltd. (A)	21,933	15,651
Summerset Group Holdings, Ltd.	61,046	566,715
Synlait Milk, Ltd. (A)	21,479	62,248
The New Zealand Refining Company, Ltd. (A)	43,399	14,432
The Warehouse Group, Ltd.	25,288	61,306
Tourism Holdings, Ltd. (A)	30,975	50,223
TOWER, Ltd. (A)	151,324	81,312
Trustpower, Ltd.	10,579	63,522
Turners Automotive Group, Ltd.	6,890	15,676
Vista Group International, Ltd. (A)	57,676	70,201
Z Energy, Ltd. (A)	130,629	256,675
Norway 1.0%		8,417,900
ABG Sundal Collier Holding ASA	136,334	123,126
AF Gruppen ASA	6,090	122,660
Akastor ASA (A)	61,659	50,990
Aker Solutions ASA (A)	85,537	130,011
American Shipping Company ASA (A)	18,608	64,184
Atea ASA (A)	30,124	509,760
Austevoll Seafood ASA	31,394	359,691
Avance Gas Holding, Ltd. (D)	16,253	60,405
Axactor SE (A)	67,242	69,666
B2Holding ASA (A)	85,587	73,793
Bonheur ASA	7,394	193,531
Borregaard ASA	33,447	630,764
Bouvet ASA	183	13,749
BW Offshore, Ltd.	31,002	126,167
Crayon Group Holding ASA (A)(D)	4,662	74,737
DNO ASA (A)	56,039	52,533
Elkem ASA (D)	8,530	29,994
Europris ASA (D)	65,974	385,787
Fjordkraft Holding ASA (D)	16,180	119,485
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	72

	Shares	Value
Norway (continued)
FLEX LNG, Ltd.	15,744	$135,300
Frontline, Ltd.	33,077	224,477
Grieg Seafood ASA (A)	17,675	168,266
Hexagon Composites ASA (A)	32,197	189,619
Hexagon Purus Holding AS (A)	3,655	21,473
IDEX Biometrics ASA (A)	160,219	55,058
Itera ASA	21,736	33,239
Nordic Nanovector ASA (A)	13,452	36,967
Nordic Semiconductor ASA (A)	50,062	943,938
Norway Royal Salmon ASA	3,774	86,842
Norwegian Finans Holding ASA (A)	47,936	422,395
Norwegian Property ASA	17,805	26,562
Ocean Yield ASA (B)	17,760	56,462
Odfjell Drilling, Ltd. (A)(B)	35,662	88,799
Odfjell SE, A Shares (A)	7,780	24,293
Olav Thon Eiendomsselskap ASA (A)	6,255	121,716
Otello Corp. ASA (A)	42,000	158,681
PGS ASA (A)	150,095	97,045
Protector Forsikring ASA (A)	28,159	246,472
Sbanken ASA (D)	28,733	274,681
Selvaag Bolig ASA	16,229	104,955
Solon Eiendom ASA (A)	6,054	24,749
SpareBank 1 SR-Bank ASA	22,138	254,967
TGS NOPEC Geophysical Company ASA	41,283	648,901
Treasure ASA	15,273	33,161
Veidekke ASA	36,060	469,993
Wallenius Wilhelmsen ASA (A)	36,026	98,753
Wilh Wilhelmsen Holding ASA, Class A	4,882	94,043
XXL ASA (A)(D)	37,894	85,060
Peru 0.0%		320,860
Hochschild Mining PLC	107,762	320,860
Philippines 0.0%		24,485
Del Monte Pacific, Ltd.	136,300	24,485
Portugal 0.3%		2,519,881
Altri SGPS SA (B)	33,463	242,935
Banco Comercial Portugues SA (A)	3,603,145	507,499
CTT-Correios de Portugal SA (A)	37,215	112,051
Mota-Engil SGPS SA (A)	23,312	41,080
NOS SGPS SA (B)	109,940	367,745
Novabase SGPS SA (A)	2,054	9,249
REN - Redes Energeticas Nacionais SGPS SA	169,118	463,278
Semapa-Sociedade de Investimento e Gestao	11,241	160,879
73	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Portugal (continued)
Sonae SGPS SA	349,624	$285,373
The Navigator Company SA (A)	97,510	329,792
Russia 0.0%		321,066
Petropavlovsk PLC (A)	844,260	321,066
Singapore 1.4%		11,718,349
Accordia Golf Trust (C)	316,900	172,306
AEM Holdings, Ltd.	47,000	140,483
Amara Holdings, Ltd.	80,000	22,055
Ascendas India Trust	318,700	356,528
Avarga, Ltd.	74,200	20,207
Banyan Tree Holdings, Ltd. (A)	78,000	15,524
Best World International, Ltd. (C)	84,600	49,615
BOC Aviation, Ltd. (D)	21,700	209,618
Bonvests Holdings, Ltd. (A)	36,400	24,863
Boustead Projects, Ltd.	28,557	21,340
Boustead Singapore, Ltd.	104,189	69,473
BRC Asia, Ltd.	15,100	17,851
Bukit Sembawang Estates, Ltd.	56,200	187,709
BW Energy, Ltd. (A)	7,129	20,601
BW LPG, Ltd. (B)(D)	38,538	228,814
Centurion Corp., Ltd.	85,000	21,617
China Aviation Oil Singapore Corp., Ltd.	112,100	95,250
China Sunsine Chemical Holdings, Ltd.	180,800	65,429
Chip Eng Seng Corp., Ltd.	193,300	64,192
Chuan Hup Holdings, Ltd.	109,000	17,187
ComfortDelGro Corp., Ltd.	738,100	886,971
COSCO Shipping International Singapore Company, Ltd. (A)	479,800	96,451
Creative Technology, Ltd. (A)	11,500	23,119
CSE Global, Ltd.	136,600	50,851
CW Group Holdings, Ltd. (A)(C)	135,000	3,216
Dasin Retail Trust	49,600	27,009
Delfi, Ltd.	88,200	49,103
Ezion Holdings, Ltd. (A)(C)	1,126,020	36,312
Ezra Holdings, Ltd. (A)(C)	438,996	905
Far East Orchard, Ltd.	58,394	46,328
First Resources, Ltd.	175,200	189,852
Food Empire Holdings, Ltd.	72,000	48,873
Fragrance Group, Ltd.	200,000	16,985
Fraser and Neave, Ltd.	82,900	86,950
Frasers Property, Ltd.	65,800	56,997
Fu Yu Corp., Ltd.	142,200	30,224
Gallant Venture, Ltd. (A)	264,000	25,909
Geo Energy Resources, Ltd. (A)	105,900	14,347
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	74

	Shares	Value
Singapore (continued)
GK Goh Holdings, Ltd.	21,000	$14,776
GL, Ltd. (A)	159,200	86,454
Golden Agri-Resources, Ltd.	2,224,500	319,021
Golden Energy & Resources, Ltd. (A)	67,800	7,815
GSH Corp., Ltd.	51,600	7,475
GuocoLand, Ltd.	128,500	150,214
Halcyon Agri Corp., Ltd. (A)	88,757	20,533
Haw Par Corp., Ltd.	40,900	365,244
Hiap Hoe, Ltd.	38,000	17,801
Ho Bee Land, Ltd.	73,300	130,095
Hong Fok Corp., Ltd.	123,036	64,264
Hong Leong Asia, Ltd.	70,600	38,171
Hong Leong Finance, Ltd.	105,300	189,827
Hotel Grand Central, Ltd.	47,475	35,955
HRnetgroup, Ltd.	75,200	31,517
Hwa Hong Corp., Ltd.	55,000	12,129
Hyflux, Ltd. (A)(B)	154,800	6,579
iFAST Corp., Ltd.	38,400	162,984
IGG, Inc.	343,000	511,685
Indofood Agri Resources, Ltd. (A)	58,100	12,403
Japfa, Ltd.	168,520	113,182
k1 Ventures, Ltd. (A)(C)	36,000	0
Kenon Holdings, Ltd.	7,051	199,171
Keppel Infrastructure Trust	1,282,655	523,737
KSH Holdings, Ltd.	32,400	8,250
Lian Beng Group, Ltd. (A)	111,000	38,209
Low Keng Huat Singapore, Ltd.	64,000	19,180
Metro Holdings, Ltd.	151,300	82,887
Midas Holdings, Ltd. (A)(B)(C)	249,000	30,476
mm2 Asia, Ltd. (A)	181,400	11,278
NetLink NBN Trust	172,300	122,829
NSL, Ltd.	29,000	17,955
OM Holdings, Ltd.	69,157	36,817
OUE, Ltd.	111,000	96,325
Oxley Holdings, Ltd.	404,541	70,786
Pacific Century Regional Developments, Ltd.	52,900	14,251
Pan-United Corp., Ltd.	68,750	14,898
Penguin International, Ltd.	41,333	20,118
Q&M Dental Group Singapore, Ltd.	48,100	21,400
QAF, Ltd.	59,334	43,439
Raffles Education Corp., Ltd. (A)	279,802	28,728
Raffles Medical Group, Ltd.	365,218	300,559
Riverstone Holdings, Ltd.	156,400	158,732
Roxy-Pacific Holdings, Ltd.	95,550	25,034
75	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
SATS, Ltd. (A)	123,500	$403,560
SBS Transit, Ltd.	27,700	61,898
Sembcorp Industries, Ltd.	325,700	420,334
Sembcorp Marine, Ltd. (A)	1,733,113	197,414
Sheng Siong Group, Ltd.	203,300	237,140
SHS Holdings, Ltd.	84,000	10,052
SIA Engineering Company, Ltd.	102,600	156,255
SIIC Environment Holdings, Ltd.	412,280	55,929
Sinarmas Land, Ltd.	300,000	49,399
Sing Holdings, Ltd.	79,000	23,070
Sing Investments & Finance, Ltd.	28,600	29,308
Singapore Post, Ltd.	520,800	271,187
Singapore Press Holdings, Ltd.	550,500	574,618
Singapore Reinsurance Corp., Ltd.	47,000	10,198
Singapore Shipping Corp., Ltd.	83,800	15,993
Stamford Land Corp., Ltd.	142,600	35,748
StarHub, Ltd.	185,200	176,263
Straits Trading Company, Ltd.	14,200	29,482
Sunningdale Tech, Ltd.	50,360	61,689
Swiber Holdings, Ltd. (A)(C)	128,250	6,290
The Hour Glass, Ltd.	68,900	45,426
Tuan Sing Holdings, Ltd.	254,787	61,726
UMS Holdings, Ltd.	115,450	98,651
United Industrial Corp., Ltd.	55,200	94,802
United Overseas Insurance, Ltd.	2,400	12,220
UOB-Kay Hian Holdings, Ltd.	108,269	130,713
Vicom, Ltd.	26,000	42,402
Wee Hur Holdings, Ltd.	102,000	15,009
Wing Tai Holdings, Ltd.	178,517	255,158
XP Power, Ltd.	5,720	437,085
Yeo Hiap Seng, Ltd.	8,834	5,083
South Africa 0.1%		683,887
Investec PLC	31,350	85,500
Mediclinic International PLC (A)	150,271	598,387
Spain 2.3%		20,073,628
Acciona SA	8,837	1,421,985
Acerinox SA	61,525	713,164
Alantra Partners SA	6,267	96,779
Almirall SA (B)	25,582	342,407
Amper SA (A)(B)	307,165	70,972
Applus Services SA (A)	49,354	508,915
Atresmedia Corp. de Medios de Comunicacion SA (B)	33,653	139,851
Azkoyen SA (A)	4,660	31,776
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	76

	Shares	Value
Spain (continued)
Banco de Sabadell SA	1,243,837	$620,675
Bankia SA	486,858	956,555
Bankinter SA	223,987	1,476,291
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	17,212	331,200
CIE Automotive SA	27,424	752,061
Construcciones y Auxiliar de Ferrocarriles SA	7,952	352,422
Distribuidora Internacional de Alimentacion SA (A)	217,976	31,666
Ebro Foods SA	27,230	587,195
eDreams ODIGEO SA (A)	22,487	134,850
Elecnor SA	9,042	114,507
Enagas SA	58,769	1,230,954
Ence Energia y Celulosa SA (A)	57,514	295,078
Ercros SA	42,895	125,290
Euskaltel SA (D)	30,180	303,158
Faes Farma SA (B)	117,133	520,211
Fluidra SA (B)	18,385	497,000
Fomento de Construcciones y Contratas SA	17,860	210,821
Gestamp Automocion SA (A)(D)	13,002	70,570
Global Dominion Access SA (A)(D)	40,194	195,677
Grupo Catalana Occidente SA	14,843	554,060
Grupo Empresarial San Jose SA	8,498	53,625
Grupo Ezentis SA (A)(B)	65,836	33,785
Iberpapel Gestion SA	2,945	61,984
Indra Sistemas SA (A)	50,727	443,499
Laboratorios Farmaceuticos Rovi SA (B)	4,986	271,507
Liberbank SA (A)	694,844	216,515
Mapfre SA	201,409	381,370
Mediaset Espana Comunicacion SA (A)	48,282	288,692
Melia Hotels International SA (A)(B)	30,317	256,554
Miquel y Costas & Miquel SA	6,049	102,048
Neinor Homes SA (A)(D)	10,000	126,635
Obrascon Huarte Lain SA (A)(B)	48,890	34,649
Pharma Mar SA	5,227	690,173
Prim SA	3,271	41,558
Promotora de Informaciones SA, Class A (A)	66,046	78,963
Prosegur Cia de Seguridad SA	88,397	271,395
Quabit Inmobiliaria SA (A)	29,207	13,067
Realia Business SA (A)	115,998	93,486
Renta 4 Banco SA (A)	1,156	9,965
Sacyr SA (B)	163,336	411,321
Solaria Energia y Medio Ambiente SA (A)	28,522	637,581
Talgo SA (A)(D)	28,797	150,985
Tecnicas Reunidas SA (A)	9,565	139,135
77	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Spain (continued)
Tubacex SA (A)(B)	47,684	$77,840
Unicaja Banco SA (A)(B)(D)	295,189	257,143
Vidrala SA	6,885	816,169
Viscofan SA	14,235	1,000,423
Vocento SA (A)	21,446	23,526
Zardoya Otis SA	62,790	403,945
Sweden 3.5%		30,002,771
AcadeMedia AB (D)	37,585	375,653
AddLife AB, B Shares	10,186	213,429
AddNode Group AB (A)	8,634	248,941
AddTech AB, B Shares	77,478	1,128,491
AF Poyry AB (A)	35,080	955,252
Alimak Group AB (D)	14,640	230,013
Ambea AB (A)(D)	4,187	34,917
Annehem Fastigheter AB, B Shares (A)	9,576	30,847
Arise AB (A)	3,811	21,154
Arjo AB, B Shares	87,068	631,026
Atrium Ljungberg AB, B Shares	16,324	307,978
Attendo AB (A)(D)	43,122	236,142
Beijer Alma AB	14,313	250,484
Beijer Electronics Group AB (A)	9,584	48,170
Bergman & Beving AB	10,573	127,630
Besqab AB	2,865	45,160
Betsson AB (A)	42,456	346,678
BHG Group AB (A)	7,065	109,392
Bilia AB, A Shares	30,875	413,756
BioGaia AB, B Shares	6,241	311,221
Biotage AB (A)	19,960	359,663
Bjorn Borg AB (A)	1,367	3,257
Bonava AB, B Shares (A)	32,907	350,383
Boozt AB (A)(D)	2,039	42,477
Bravida Holding AB (D)	74,949	951,592
Bufab AB (A)	13,625	339,115
Bulten AB (A)	5,708	71,420
Bure Equity AB	24,322	771,063
Byggmax Group AB (A)	28,000	173,364
Catena AB (B)	11,366	515,452
CDON AB (A)	511	49,447
Clas Ohlson AB, B Shares (A)	9,715	87,345
Cloetta AB, B Shares	97,061	266,887
Collector AB (A)	4,116	12,003
Coor Service Management Holding AB (A)(D)	16,728	116,049
Dios Fastigheter AB	37,895	303,218
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	78

	Shares	Value
Sweden (continued)
Doro AB (A)	6,824	$46,988
Duni AB (A)	14,957	181,875
Dustin Group AB (D)	23,660	233,732
Eastnine AB	8,575	129,475
Elanders AB, B Shares (A)	2,728	54,276
Electrolux Professional AB, B Shares (A)	27,972	148,574
Eltel AB (A)(D)	12,277	39,186
Enea AB (A)	8,825	235,434
eWork Group AB (A)	1,387	17,049
Fagerhult AB (A)	23,698	130,372
FastPartner AB, A Shares	7,767	76,481
Fingerprint Cards AB, B Shares (A)	82,439	285,098
GHP Specialty Care AB (A)	12,106	32,356
Granges AB (A)	50,480	640,070
Haldex AB (A)	17,850	101,228
Heba Fastighets AB, Class B	11,913	153,791
Hexatronic Group AB (A)	2,444	30,124
HMS Networks AB (A)	4,648	163,680
Hoist Finance AB (A)(B)(D)	26,484	127,744
Hufvudstaden AB, A Shares	3,270	46,505
Humana AB (A)	17,267	136,566
Instalco AB	4,479	163,924
Intrum AB	5,471	152,323
Inwido AB (A)	32,754	496,940
ITAB Shop Concept AB, Class B (A)	7,377	12,376
JM AB	26,351	922,497
Klovern AB, B Shares	230,825	349,126
KNOW IT AB (A)	9,668	295,866
Kungsleden AB	71,452	731,563
Lagercrantz Group AB, B Shares	73,644	614,328
LeoVegas AB (D)	15,080	69,700
Lindab International AB	43,360	946,983
Loomis AB (B)	14,002	366,037
Mekonomen AB (A)	16,544	218,557
MIPS AB	4,462	348,214
Modern Times Group MTG AB, B Shares (A)	36,780	537,848
Momentum Group AB, Class B (A)	10,018	162,231
Munters Group AB (A)(D)	6,023	51,681
Mycronic AB	24,872	624,690
NCC AB, B Shares	17,214	285,492
Nederman Holding AB (A)	5,899	92,287
Nelly Group AB (A)	4,136	16,234
Net Insight AB, B Shares (A)	29,909	7,358
New Wave Group AB, B Shares (A)(B)	21,560	175,190
79	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Nobia AB (A)	45,222	$329,847
Nobina AB (A)(D)	34,351	265,417
Nolato AB, B Shares (A)	7,440	663,950
Nordic Entertainment Group AB, B Shares (A)	7,998	363,528
Nordic Waterproofing Holding AB (A)	14,463	260,256
NP3 Fastigheter AB	15,479	242,800
Nyfosa AB (A)	73,784	709,065
OEM International AB, B Shares (A)	5,357	220,749
Orexo AB (A)	2,352	12,468
Pandox AB (A)	11,094	196,693
Peab AB, Class B (A)	47,883	567,656
Platzer Fastigheter Holding AB, Series B	22,159	280,237
Pricer AB, B Shares	60,724	248,732
Proact IT Group AB	4,258	153,328
Qliro AB (A)	4,136	24,951
Ratos AB, B Shares	117,755	591,561
RaySearch Laboratories AB (A)	9,341	103,128
Resurs Holding AB (D)	53,512	294,882
Rottneros AB (A)	39,993	42,317
SAS AB (A)(B)	925,700	199,020
Scandi Standard AB (A)	22,351	156,955
Sectra AB, B Shares (A)	7,562	604,388
Semcon AB (A)	4,746	50,037
Sensys Gatso Group AB (A)	223,958	36,563
SkiStar AB (A)	15,355	230,139
SSAB AB, A Shares (A)	20,754	89,656
Systemair AB (A)	9,025	254,558
The Thule Group AB (A)(D)	3,338	139,345
Troax Group AB	15,646	453,507
VBG Group AB, B Shares (A)	6,568	130,802
Vitec Software Group AB, B Shares	1,548	71,366
Wihlborgs Fastigheter AB	45,694	883,752
Switzerland 6.4%		54,604,253
Adecco Group AG	1,033	65,014
Allreal Holding AG	6,048	1,224,990
ALSO Holding AG (A)	2,545	690,835
APG SGA SA (A)	514	106,860
Arbonia AG (A)	17,476	292,102
Aryzta AG (A)	311,372	265,359
Ascom Holding AG (A)	3,952	62,521
Autoneum Holding AG (A)(B)	1,174	210,087
Bachem Holding AG, Class B	1,701	643,566
Baloise Holding AG	2,036	356,101
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	80

	Shares	Value
Switzerland (continued)
Banque Cantonale de Geneve, Bearer Shares	847	$149,829
Banque Cantonale Vaudoise	5,762	603,875
Belimo Holding AG	174	1,268,940
Bell Food Group AG	1,023	300,832
Bellevue Group AG	3,488	149,679
Berner Kantonalbank AG	2,000	476,298
BKW AG	7,486	828,094
Bobst Group SA	3,981	268,553
Bossard Holding AG, Class A	2,262	478,415
Bucher Industries AG	2,808	1,356,014
Burckhardt Compression Holding AG	1,086	397,748
Burkhalter Holding AG	1,594	116,947
Calida Holding AG (A)	2,395	90,161
Carlo Gavazzi Holding AG, Bearer Shares (A)	231	48,063
Cavotec SA (A)	16,419	38,210
Cembra Money Bank AG	10,730	1,117,282
Cicor Technologies, Ltd. (A)	495	25,913
Cie Financiere Tradition SA, Bearer Shares	857	105,540
Clariant AG	70,991	1,485,188
Coltene Holding AG (A)	1,519	179,466
Comet Holding AG	987	230,822
Conzzeta AG	599	830,586
Daetwyler Holding AG	487	147,511
DKSH Holding AG	14,276	1,068,596
dormakaba Holding AG	993	604,471
Dottikon Es Holding AG (A)	600	126,642
Dufry AG (A)(B)	19,265	1,315,243
EDAG Engineering Group AG (A)	3,415	42,504
EFG International AG (A)	44,720	321,136
Emmi AG	783	775,041
Energiedienst Holding AG	4,888	187,383
Evolva Holding SA (A)(B)	222,970	55,521
Feintool International Holding AG (A)	656	43,343
Fenix Outdoor International AG (A)	1,557	212,187
Ferrexpo PLC	132,893	623,241
Flughafen Zurich AG (A)	7,003	1,238,078
Forbo Holding AG	388	668,334
Galenica AG (D)	17,196	1,106,553
GAM Holding AG (A)(B)	76,402	202,348
Georg Fischer AG	1,670	2,144,439
Gurit Holding AG, Bearer Shares	135	341,074
Helvetia Holding AG	12,955	1,420,486
Hiag Immobilien Holding AG (A)	2,677	295,116
Highlight Communications AG, Bearer Shares (A)	4,309	20,695
81	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
HOCHDORF Holding AG (A)	291	$19,275
Huber & Suhner AG	6,529	504,521
Hypothekarbank Lenzburg AG	17	80,431
Implenia AG (B)	5,768	185,513
Ina Invest Holding AG (A)	1,963	41,850
Inficon Holding AG	721	792,541
Interroll Holding AG	262	836,207
Intershop Holding AG	559	363,602
Investis Holding SA	1,197	116,759
IWG PLC (A)	236,270	1,188,075
Jungfraubahn Holding AG (A)(B)	1,918	307,248
Kardex Holding AG	2,463	522,164
Komax Holding AG (A)	337	87,359
Kongsberg Automotive ASA (A)	82,025	29,879
Kudelski SA, Bearer Shares	14,739	75,404
Landis+Gyr Group AG (A)	3,210	222,638
Lastminute.com NV (A)	1,444	43,826
LEM Holding SA	196	388,160
Luzerner Kantonalbank AG	1,407	652,515
Meier Tobler Group AG (A)	2,721	40,422
Metall Zug AG, B Shares	90	163,350
Mikron Holding AG (A)	1,756	11,247
Mobilezone Holding AG	15,596	182,009
Mobimo Holding AG	3,028	943,943
OC Oerlikon Corp. AG	74,439	803,286
Orascom Development Holding AG (A)	6,368	77,618
Orell Fuessli AG	223	27,713
Orior AG	2,567	211,965
Phoenix Mecano AG, Bearer Shares	307	157,495
Plazza AG, Class A	681	232,575
PSP Swiss Property AG	16,489	1,966,244
Rieter Holding AG	1,430	171,509
Romande Energie Holding SA	141	194,944
Schaffner Holding AG	273	65,927
Schweiter Technologies AG, Bearer Shares	504	848,710
Sensirion Holding AG (A)(D)	202	12,676
SFS Group AG	6,317	789,351
Siegfried Holding AG (A)	1,933	1,507,134
SIG Combibloc Group AG (A)	63,876	1,410,601
Softwareone Holding AG (A)	11,454	327,258
St. Galler Kantonalbank AG, Class A	1,303	605,243
Sulzer AG	7,405	827,889
Swiss Prime Site AG	12,250	1,146,584
Swiss Steel Holding AG (A)	218,185	67,754
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	82

	Shares	Value
Switzerland (continued)
Swissquote Group Holding SA	3,479	$401,952
Tecan Group AG	409	171,648
Thurgauer Kantonalbank	384	43,497
Tornos Holding AG (A)	3,182	18,878
TX Group AG	974	77,638
u-blox Holding AG (A)	2,977	234,119
Valiant Holding AG	5,508	549,896
Valora Holding AG (A)	1,513	345,297
Varia US Properties AG	1,653	69,323
VAT Group AG (D)	10,128	2,815,636
Vaudoise Assurances Holding SA	429	218,762
Vetropack Holding AG (A)	4,450	279,527
Von Roll Holding AG, Bearer Shares (A)	24,922	20,465
Vontobel Holding AG	11,145	847,780
VZ Holding AG	5,067	423,677
V-ZUG Holding AG (A)	900	87,593
Walliser Kantonalbank	1,001	116,689
Warteck Invest AG	79	199,842
Ypsomed Holding AG (B)	672	111,497
Zehnder Group AG	4,355	331,029
Zueblin Immobilien Holding AG (A)	324	9,226
Zug Estates Holding AG, B Shares	91	191,212
Zuger Kantonalbank AG, Bearer Shares	50	363,824
United Arab Emirates 0.0%		71,485
Lamprell PLC (A)	68,445	71,485
United Kingdom 13.4%		114,764,518
4imprint Group PLC (A)	6,886	234,597
A.G. Barr PLC (A)	42,042	294,622
AA PLC (A)	85,466	41,767
Advanced Medical Solutions Group PLC	3,350	11,029
Afren PLC (A)(C)	310,484	0
Aggreko PLC	98,594	1,108,421
Air Partner PLC	6,000	5,693
AJ Bell PLC	39,215	231,819
Alliance Pharma PLC	126,363	151,476
Allied Minds PLC (A)	61,129	22,601
Anglo Pacific Group PLC	67,662	129,317
Anglo-Eastern Plantations PLC	9,864	82,943
AO World PLC (A)	4,000	15,765
Appreciate Group PLC	35,409	18,353
Arrow Global Group PLC (A)	58,244	215,462
Ascential PLC (A)	83,194	416,502
Ashmore Group PLC	105,627	609,835
83	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Avon Rubber PLC	13,037	$510,554
Babcock International Group PLC (A)	183,895	666,237
Bakkavor Group PLC (A)(D)	32,786	40,779
Balfour Beatty PLC	262,858	1,010,775
Beazley PLC (A)	206,218	996,153
Begbies Traynor Group PLC	38,310	56,757
Bellway PLC	37,604	1,473,931
Biffa PLC (A)(D)	74,678	266,254
Bloomsbury Publishing PLC	40,655	152,225
Bodycote PLC	77,863	787,267
boohoo Group PLC (A)	11,648	54,713
Braemar Shipping Services PLC (A)	7,806	24,135
Brewin Dolphin Holdings PLC	130,125	534,127
Britvic PLC	87,857	993,363
Brooks Macdonald Group PLC	474	12,369
Cairn Energy PLC	245,716	655,091
Camellia PLC	87	9,019
Capita PLC (A)	193,468	122,219
Card Factory PLC (A)	136,843	88,132
CareTech Holdings PLC	19,375	137,739
Carillion PLC (A)(C)	114,263	15,266
Carr's Group PLC	23,815	42,795
Castings PLC	13,200	66,323
Centaur Media PLC (A)	19,732	9,069
Central Asia Metals PLC	34,984	117,539
Centrica PLC (A)	822,945	607,955
Charles Stanley Group PLC	5,789	22,993
Chemring Group PLC	105,376	409,437
Chesnara PLC	61,626	230,834
Cineworld Group PLC (A)(B)	258,746	354,963
Circassia Group PLC (A)	16,959	5,962
City of London Investment Group PLC	5,206	35,914
Clarkson PLC	12,033	426,843
Clinigen Group PLC	22,321	221,695
Clipper Logistics PLC	32,137	266,116
Close Brothers Group PLC	58,911	1,279,773
CLS Holdings PLC	66,976	204,454
CMC Markets PLC (D)	57,827	328,385
Coats Group PLC (A)	333,960	289,653
Computacenter PLC	41,005	1,195,408
Concentric AB	16,536	363,485
ContourGlobal PLC (D)	16,963	48,652
ConvaTec Group PLC (D)	59,011	154,907
Costain Group PLC (A)	45,591	39,004
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	84

	Shares	Value
United Kingdom (continued)
Countryside Properties PLC (A)(D)	179,569	$1,169,669
Cranswick PLC	18,380	875,163
Crest Nicholson Holdings PLC (A)	107,888	483,289
CVS Group PLC (A)	18,181	429,017
Daily Mail & General Trust PLC, Class A	65,879	831,302
De La Rue PLC (A)	64,689	155,939
Debenhams PLC (A)(B)(C)	306,827	0
Devro PLC	70,427	171,755
DFS Furniture PLC (A)	45,929	138,227
Dialight PLC (A)	10,395	37,772
Dialog Semiconductor PLC (A)	28,155	2,188,569
Dignity PLC (A)(B)	21,252	151,880
Diploma PLC	42,438	1,376,058
DiscoverIE Group PLC	29,764	277,421
Dixons Carphone PLC (A)	409,594	723,298
Domino's Pizza Group PLC	172,750	739,245
Drax Group PLC	191,425	1,018,492
Dunelm Group PLC (A)	32,552	571,814
easyJet PLC (A)	12,840	177,045
EKF Diagnostics Holdings PLC	106,847	100,209
Electrocomponents PLC	128,568	1,744,238
Elementis PLC (A)	180,432	317,736
EMIS Group PLC	18,782	278,080
Energean PLC (A)	743	9,391
EnQuest PLC (A)	465,884	127,404
Epwin Group PLC (A)	19,976	24,263
Equiniti Group PLC (A)(D)	136,971	271,647
Esken, Ltd. (A)	104,469	49,682
Essentra PLC (A)	113,656	463,644
Euromoney Institutional Investor PLC	44,560	604,649
FDM Group Holdings PLC	28,133	396,255
Fevertree Drinks PLC	33,816	1,072,980
First Derivatives PLC (A)	2,775	112,483
Firstgroup PLC (A)	533,298	670,273
Forterra PLC (A)(D)	82,151	297,276
Foxtons Group PLC (A)	98,524	86,660
Frasers Group PLC (A)	102,167	669,807
Frontier Developments PLC (A)	1,958	67,295
Fuller Smith & Turner PLC, Class A (A)	10,874	131,233
Future PLC	12,054	328,247
G4S PLC (A)	572,459	1,942,726
Galliford Try Holdings PLC (A)	47,040	89,657
Games Workshop Group PLC	10,952	1,459,936
Gamesys Group PLC	23,885	456,699
85	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Gamma Communications PLC	9,759	$205,565
Gem Diamonds, Ltd. (A)	43,118	31,499
Genel Energy PLC	61,282	143,011
Genus PLC	2,012	141,350
Gooch & Housego PLC (A)	1,549	27,740
Goodwin PLC	1,823	72,820
Grainger PLC	242,462	908,366
Greggs PLC (A)	35,427	1,030,015
Gulf Keystone Petroleum, Ltd. (A)	90,739	215,995
H&T Group PLC	64	258
Halfords Group PLC (A)	66,664	268,433
Hays PLC	559,083	1,189,353
Headlam Group PLC (A)	33,700	189,666
Helical PLC	46,367	245,818
Helios Towers PLC (A)	5,294	11,941
Henry Boot PLC	39,446	138,846
Hill & Smith Holdings PLC	32,854	584,164
Hilton Food Group PLC	19,067	293,971
Hollywood Bowl Group PLC (A)	46,019	147,298
HomeServe PLC	1,638	23,816
Howden Joinery Group PLC (A)	57,538	559,889
Hunting PLC	55,986	197,503
Hurricane Energy PLC (A)(B)	147,875	7,544
Hyve Group PLC (A)(B)	76,614	149,971
Ibstock PLC (A)(D)	154,024	459,709
IG Group Holdings PLC	125,309	1,366,781
IMI PLC	94,432	1,731,844
Inchcape PLC (A)	142,724	1,415,486
Indivior PLC (A)	214,127	382,709
IntegraFin Holdings PLC	34,525	240,121
International Personal Finance PLC (A)	112,833	126,783
iomart Group PLC	31,934	136,675
IP Group PLC (A)	310,107	498,422
ITV PLC (A)	125,111	192,224
J.D. Wetherspoon PLC (A)	29,287	504,717
James Fisher & Sons PLC	19,159	315,584
James Halstead PLC	7,875	54,617
JET2 PLC (A)	31,539	642,167
John Laing Group PLC (D)	191,110	805,569
John Menzies PLC (A)	26,768	89,073
John Wood Group PLC (A)	178,311	749,574
Johnson Service Group PLC (A)	83,109	191,910
Joules Group PLC (A)	1,304	3,409
Jupiter Fund Management PLC	175,943	725,095
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	86

	Shares	Value
United Kingdom (continued)
Just Group PLC (A)	425,359	$535,686
Kainos Group PLC	25,158	462,195
KAZ Minerals PLC	81,327	952,011
Keller Group PLC	30,737	337,675
Kier Group PLC (A)	59,696	72,184
Kin & Carta PLC (A)	65,800	133,763
Lancashire Holdings, Ltd.	86,022	738,439
Liontrust Asset Management PLC	5,931	103,563
Lookers PLC (A)	168,184	95,911
LSL Property Services PLC (A)	33,235	119,698
Luceco PLC (D)	36,040	117,984
M&C Saatchi PLC (A)	32	68
Macfarlane Group PLC	1,728	2,215
Man Group PLC	559,207	1,172,345
Marks & Spencer Group PLC (A)	256,362	510,688
Marshalls PLC (A)	78,827	752,359
Marston's PLC (A)	244,595	325,949
McBride PLC (A)	58,943	66,112
Mears Group PLC (A)	41,935	98,852
Meggitt PLC (A)	146,767	870,211
Metro Bank PLC (A)	2,940	5,120
Micro Focus International PLC (A)	18,023	105,810
Midwich Group PLC (A)	2,530	15,900
Mitchells & Butlers PLC (A)	101,411	428,168
Mitie Group PLC (A)	489,675	356,499
MJ Gleeson PLC (A)	19,340	215,937
Moneysupermarket.com Group PLC	173,036	700,317
Morgan Advanced Materials PLC	115,462	500,190
Morgan Sindall Group PLC	15,566	359,594
Morses Club PLC	5,182	4,558
Mortgage Advice Bureau Holdings, Ltd.	7,261	92,754
Motorpoint group PLC (A)	20,167	80,373
MP Evans Group PLC	5,081	42,449
N. Brown Group PLC (A)	58,390	55,666
Naked Wines PLC (A)	19,121	200,968
National Express Group PLC (A)	190,812	794,742
NCC Group PLC	114,776	417,676
Next Fifteen Communications Group PLC (A)	2,785	24,148
Nichols PLC	1,774	26,643
Norcros PLC (A)	20,215	64,994
Numis Corp. PLC	26,686	123,403
On the Beach Group PLC (A)(D)	42,062	232,517
OSB Group PLC (A)	76,933	475,465
Oxford Instruments PLC (A)	21,779	545,869
87	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Pagegroup PLC (A)	118,349	$790,348
Pan African Resources PLC	407,545	96,804
Paragon Banking Group PLC	112,381	704,298
PayPoint PLC	22,715	185,017
Pendragon PLC (A)	507,217	100,114
Petrofac, Ltd. (A)(B)	90,291	164,349
Pets at Home Group PLC	224,259	1,236,450
Pharos Energy PLC (A)	103,615	30,396
Photo-Me International PLC (A)	110,712	76,346
Polar Capital Holdings PLC	22,271	205,937
Polypipe Group PLC (A)	85,251	656,075
Porvair PLC	10,112	76,121
Premier Foods PLC (A)	329,229	415,799
Premier Oil PLC (A)(B)	257,019	103,115
Provident Financial PLC (A)	72,617	283,542
PZ Cussons PLC	89,165	304,950
QinetiQ Group PLC	211,085	878,996
Quilter PLC (D)	639,531	1,310,599
Rank Group PLC (A)	69,151	171,450
Rathbone Brothers PLC	19,140	413,690
Reach PLC (A)	167,989	554,454
Redcentric PLC	1,167	2,044
Redde Northgate PLC	68,991	264,613
Redrow PLC	104,356	794,545
Renew Holdings PLC	13,808	96,788
Renewi PLC (A)	324,639	197,092
Renishaw PLC (A)	7,756	623,919
Ricardo PLC	19,037	119,919
River & Mercantile Group PLC	4,888	14,185
RM PLC (A)	12,019	35,109
Robert Walters PLC	17,111	126,880
Rotork PLC	289,950	1,447,559
Royal Mail PLC (A)	356,401	2,259,254
RPS Group PLC (A)	86,944	99,057
RWS Holdings PLC	49,700	419,847
S&U PLC	1,096	34,221
Sabre Insurance Group PLC (D)	44,168	149,258
Saga PLC (A)	41,405	219,150
Savills PLC (A)	55,941	902,904
Scapa Group PLC (A)	26,431	80,499
ScS Group PLC (A)	4,496	13,176
Senior PLC (A)	155,861	221,931
Serco Group PLC (A)	114,173	207,528
Severfield PLC	117,388	124,231
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	88

	Shares	Value
United Kingdom (continued)
SIG PLC (A)	325,307	$151,573
Signature Aviation PLC (A)	307,487	1,721,030
Smart Metering Systems PLC	15,567	150,656
Softcat PLC	38,977	793,633
Spectris PLC	35,095	1,489,344
Speedy Hire PLC (A)	222,589	198,458
Spire Healthcare Group PLC (A)(D)	99,139	203,541
Spirent Communications PLC	202,832	666,324
Sportech PLC (A)	21,102	8,810
SSP Group PLC	167,498	808,908
St. Modwen Properties PLC	97,933	538,355
Stagecoach Group PLC (A)	144,385	187,286
SThree PLC (A)	43,418	202,853
Stock Spirits Group PLC	71,054	262,385
Stolt-Nielsen, Ltd.	9,140	121,003
Studio Retail Group PLC (A)	18,987	75,207
STV Group PLC (A)	8,849	40,051
Subsea 7 SA (A)	16,092	167,758
Superdry PLC (A)(B)	17,005	62,961
Synthomer PLC	147,793	951,306
TalkTalk Telecom Group PLC	238,187	322,385
Tate & Lyle PLC	167,637	1,702,025
Tatton Asset Management PLC	9,513	42,496
TClarke PLC	22,432	30,601
Ted Baker PLC (A)	24,248	38,052
Telecom Plus PLC	23,239	382,121
Telit Communications PLC (A)	27,359	71,587
TEN Entertainment Group PLC (A)	5,425	16,831
The Go-Ahead Group PLC	17,259	281,399
The Gym Group PLC (A)(D)	50,921	169,674
The Parkmead Group PLC (A)	14,125	6,774
The Restaurant Group PLC (A)	80,676	122,602
The Vitec Group PLC (A)	13,617	182,809
The Weir Group PLC (A)	50,049	1,388,904
Thomas Cook Group PLC (A)(C)	415,078	0
Topps Tiles PLC (A)	62,375	55,523
TORM PLC	11,033	90,658
TP Icap Group PLC	318,336	1,062,418
Travis Perkins PLC (A)	88,027	1,767,270
Trifast PLC	32,876	59,665
TT Electronics PLC (A)	72,532	205,055
Tullow Oil PLC (A)	630,952	388,250
Tyman PLC (A)	19,791	93,325
U & I Group PLC (A)	64,085	75,553
89	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Ultra Electronics Holdings PLC	26,936	$721,686
Vectura Group PLC (A)	264,094	413,387
Vertu Motors PLC (A)	137,576	75,677
Vesuvius PLC	96,811	706,188
Victrex PLC	31,032	920,639
Virgin Money UK PLC (A)	258,771	663,827
Vistry Group PLC (A)	88,645	1,042,482
Vivo Energy PLC (D)	80,368	98,140
Volex PLC	43,306	184,029
Volution Group PLC (A)	50,383	219,660
Vp PLC	2,803	34,042
Watches of Switzerland Group PLC (A)(D)	3,478	30,927
Watkin Jones PLC	52,982	148,759
WH Smith PLC (A)	43,193	1,151,918
William Hill PLC (A)	131,548	496,956
Wilmington PLC	8,311	22,789
Wincanton PLC	51,731	237,647
Xaar PLC (A)	24,649	44,794
Young & Company's Brewery PLC, Class A (A)	898	18,133
United States 0.6%		4,744,282
Argonaut Gold, Inc. (A)	100,853	162,462
Arko Corp. (A)	7,296	67,638
Atlantic Sapphire ASA (A)	1,886	30,233
Diversified Gas & Oil PLC	25,946	45,325
Energy Fuels, Inc. (A)	20,569	107,161
Invesque, Inc. (B)	13,800	33,534
Ovintiv, Inc.	29,914	689,907
Primo Water Corp.	10,378	148,302
Primo Water Corp. (Toronto Stock Exchange)	52,061	744,956
PureTech Health PLC (A)	52,129	299,834
REC Silicon ASA (A)	90,960	179,519
Reliance Worldwide Corp., Ltd.	230,575	762,197
Samsonite International SA (A)(D)	341,400	663,663
Sims, Ltd.	76,679	798,084

Viemed Healthcare, Inc. (A)	1,216	11,467
Preferred securities 0.4%		$3,420,099
(Cost $2,337,119)
Germany 0.4%		3,420,099
Biotest AG	7,752	280,672
Draegerwerk AG & Company KGaA	3,474	264,891
FUCHS PETROLUB SE	23,684	1,299,083
Jungheinrich AG	19,726	852,468
Sixt SE	6,307	471,471
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	90

	Shares	Value
Germany (continued)
STO SE & Company KGaA	1,084	$186,334
Villeroy & Boch AG	3,600	65,180
Rights 0.0%		$51,668
(Cost $0)
Mitchells & Butlers PLC (Expiration Date: 3-11-21; Strike Price: GBP 2.10) (A)	39,437	51,668
Warrants 0.0%		$3,340
(Cost $0)
Cenovus Energy, Inc. (Expiration Date: 1-1-26; Strike Price: CAD 6.54) (A)	891	3,340

	Yield (%)	Shares	Value
Short-term investments 3.2%			$27,823,778
(Cost $27,813,428)
Short-term funds 3.2%			27,823,778
John Hancock Collateral Trust (E)	0.1222(F)	2,780,821	27,823,778

Total investments (Cost $697,821,370) 102.4%	$873,945,369
Other assets and liabilities, net (2.4%)	(20,763,306)
Total net assets 100.0%	$853,182,063

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CAD	Canadian Dollar
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-21.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 2-28-21.
91	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	32	Long	Mar 2021	$3,502,110	$3,457,760	$(44,350)
						$(44,350)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $709,555,556. Net unrealized appreciation aggregated to $164,345,463, of which $245,752,518 related to gross unrealized appreciation and $81,407,055 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	92

(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott Andrew Arnott President

Date: April 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott Andrew Arnott President

Date: April 16, 2021

/s/ Charles A. Rizzo Charles A. Rizzo    Chief Financial Officer Date: April 16, 2021